                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7238
                                   ---------------------------------------------

                            SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: January 31
                         -------------------------

Date of reporting period: January 31, 2004
                          ------------------------

Item 1. Reports to Shareholders

        SunAmerica Series Trust, Annual Report at January 31, 2004.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                                JANUARY 31, 2004

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        PORTFOLIO INFORMATION
                        MONEY MARKET................................................     3
                        Cash Management Portfolio (Banc of America Capital
                          Management, LLC)..........................................     3
                        BONDS.......................................................     5
                        Corporate Bond Portfolio (Federated Investment
                          Counseling)...............................................     5
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    18
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    23
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    31
                        BALANCED....................................................    40
                        SunAmerica Balanced Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    40
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    45
                        EQUITY/SPECIALTY............................................    55
                        Telecom Utility Portfolio (Federated Investment
                          Counseling)...............................................    55
                        Equity Income Portfolio (U.S. Bancorp Asset Management).....    57
                        Equity Index Portfolio (U.S. Bancorp Asset Management)......    61
                        Growth-Income Portfolio (Alliance Capital Management
                          L.P.).....................................................    72
                        Federated American Leaders Portfolio (Federated Investment
                          Counseling)...............................................    76
                        Davis Venture Value Portfolio (Davis Selected Advisers,
                          L.P.).....................................................    79
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    82
                        Alliance Growth Portfolio (Alliance Capital Management
                          L.P.).....................................................    84
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management)...............................................    87
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................    90
                        Putnam Growth: Voyager Portfolio (Putnam Investments
                          Management, LLC)..........................................    94
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    99
                        Real Estate Portfolio (Davis Selected Advisor, L.P.)........   102
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   104
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   108
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   112
                        Growth Opportunities Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   116
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   120
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   123
                        Small & Mid Cap Value Portfolio (Alliance Capital Management
                          L.P.).....................................................   126
                        GLOBAL INTERNATIONAL........................................   129
                        International Growth & Income Portfolio (Putnam Investments
                          Management, LLC)..........................................   129
                        Global Equities Portfolio (Alliance Capital Management
                          L.P.).....................................................   133
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   136
                        Emerging Markets Portfolio (Putnam Investments Management,
                          LLC)......................................................   152
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   157
                        STATEMENT OF ASSETS AND LIABILITIES.........................   162
                        STATEMENT OF OPERATIONS.....................................   172
                        STATEMENT OF CHANGES IN NET ASSETS..........................   177
                        NOTES TO FINANCIAL STATEMENTS...............................   188
                        FINANCIAL HIGHLIGHTS........................................   217
                        REPORT OF INDEPENDENT ACCOUNTANTS...........................   232
                        TRUSTEE INFORMATION.........................................   233
                        SHAREHOLDERS TAX INFORMATION................................   235
                        COMPARISONS: PORTFOLIOS VS. INDEXES.........................   237

---------------------

                DEAR INVESTOR:

                  We are pleased to present our annual report for the SunAmerica
                Series Trust, one of the underlying trusts for the variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. The report provides information about all of the portfolios in your variable annuity with the exception of those that may be a part of the separate Anchor Series Trust, Nations Separate Account Trust, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the American Fund Insurance Series. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2004. The report may also contain information on portfolios not currently available in your variable annuity.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ Jay S. Wintrob

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                March 15, 2004

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age
                59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

                                                                            1
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    2

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC  INVESTMENT PORTFOLIO -- JANUARY 31,
                                                                            2004

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES -- 98.3%                                  AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 6.4%
                       Florabama Properties, LLC 1.33% due 02/13/04 (LOC -- South
                         Trust Bank, Inc.)(1)......................................  $ 2,705,000   $  2,705,000
                       Goldman Sachs 1.15% due 02/12/04............................   10,000,000     10,000,000
                       James O. Lunceford Gardner Holding Co., Inc. 1.33% due
                         02/06/04 (LOC -- South Trust Bank, Inc.)(1)...............    2,920,000      2,920,000
                       K2 (USA), LLC 1.07% due 02/12/04............................    5,000,000      5,000,000
                       S&S Associates, LLC 1.33% due 02/06/04 (LOC -- South Trust
                         Bank, Inc.)(1)............................................    2,335,000      2,335,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $22,960,717)............                  22,960,000
                                                                                                   -------------
                       COMMERCIAL PAPER -- 36.6%
                       Amstel Funding Corp. 1.10% due 03/15/04*....................    5,000,000      4,993,431
                       Beta Finance, Inc. 1.12% due 02/12/04*......................    5,000,000      5,000,000
                       Cafco, LLC 1.05% due 02/23/04*..............................    8,000,000      7,994,867
                       Citibank Credit Card Issuance Trust 1.04% due 03/11/04......    8,000,000      7,990,987
                       CRC Funding, LLC. 1.05% due 02/24/04*.......................    8,000,000      7,994,633
                       Delaware Funding Corp. 1.02% due 02/18/04*..................   10,000,000      9,995,183
                       Falcon Asset Securitization 1.02% due 02/19/04*.............   10,000,000      9,994,900
                       Fcar Owner Trust Series I 1.04% due 03/15/04................   10,000,000      9,987,578
                       General Electric Capital Corp. 1.10% due 02/26/04...........    8,000,000      7,993,889
                       General Electric Capital Corp., 1.13% due 02/24/04..........    5,000,000      4,996,390
                       Giro Funding Corp. 1.06% due 03/15/04*......................    8,000,000      7,989,871
                       Jupiter Securitization Corp. 1.02% due 02/24/04*............   10,000,000      9,993,483
                       Links Finance, LLC 1.07% due 02/12/04*......................    5,000,000      4,962,500
                       Mane Funding Corp. 1.12% due 02/12/04*......................    5,165,000      5,163,232
                       MBNA Credit Card 1.11% due 02/26/04.........................    6,225,000      6,220,202
                       Premier Asset Collateral 1.00% due 01/14/05*................    5,000,000      5,000,000
                       Scaldis & Scaldis LLC 1.09% due 03/10/04*...................    5,000,000      4,994,247
                       Sigma Finance Corp. 1.09% due 10/12/04......................    5,000,000      4,956,250
                       Sigma Finance, Inc, 1.13% due 02/12/04*.....................    5,000,000      4,999,000
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $131,301,138)..................                 131,220,643
                                                                                                   -------------
                       MUNICIPAL BONDS -- 1.6%
                       Texas State General Obligation Revenue Bonds 1.09% due
                         02/04/04(2) (LOC -- J.P. Morgan Chase & Co.)..............    5,800,000      5,800,000
                                                                                                   -------------
                       GOVERNMENT AGENCIES -- 49.9%
                       Federal Home Loan Bank 1.10% due 03/21/05(2)................   10,000,000     10,000,000
                       Federal Home Loan Bank 3.38% due 06/15/04...................    5,000,000      5,043,750
                       Federal Home Loan Bank 5.25% due 02/13/04...................   10,000,000     10,012,638
                       Federal Home Loan Bank Cons. Disc. Notes 1.17% due
                         06/02/04..................................................   10,000,000      9,962,500
                       Federal Home Loan Mtg. Corp. 3.50% due 02/20/04.............    2,000,000      2,002,244
                       Federal Home Loan Mtg. Corp. 3.75% due 04/15/04.............    7,300,000      7,336,500
                       Federal Home Loan Mtg. Corp. Medium Term Notes 1.15% due
                         09/09/05(2)...............................................   15,000,000     15,000,000
                       Federal Home Loan Mtg. Disc. Notes 0.99% due 02/03/04.......   46,176,000     46,173,452
                       Federal Home Loan Mtg. Disc. Notes 1.14% due 02/26/04.......   10,000,000      9,992,083
                       Federal Home Loan Mtg. Disc. Notes 1.15% due 06/10/04.......    4,687,000      4,669,423
                       Federal National Mtg. Assoc. 1.04% due 06/17/04(2)..........    5,000,000      5,000,000
                       Federal National Mtg. Assoc. 1.06% due 01/28/05(2)..........    5,000,000      5,000,000
                       Federal National Mtg. Assoc. 1.54% due 12/24/04.............    5,000,000      5,000,000
                       Federal National Mtg. Assoc. 1.55% due 10/01/04.............    5,000,000      5,000,000
                       Federal National Mtg. Assoc. Disc. Notes 1.08% due
                         02/23/04..................................................   10,000,000      9,993,400

                                                           ---------------------

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES (CONTINUED)                               AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. Disc. Notes 1.10% due
                         04/01/04..................................................  $ 5,000,000   $  4,993,750
                       Federal National Mtg. Assoc. Disc. Notes 1.14% due
                         05/12/04..................................................   18,000,000     17,955,000
                       Federal National Mtg. Assoc. Disc. Notes 1.47% due
                         11/12/04..................................................    6,000,000      5,947,500
                                                                                                   -------------
                       TOTAL GOVERNMENT AGENCIES (cost $179,043,322)...............                 179,082,240
                                                                                                   -------------
                       TIME DEPOSIT -- 3.8%
                       National City Bank Grand Cayman 1.01% due 02/02/04 (cost
                         $13,711,000)..............................................   13,711,000     13,711,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $352,816,505; Note 3)                     98.3%                    352,773,883
                       Other assets less liabilities --                   1.7                       6,114,939
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $358,888,822
                                                                        ======                   =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004 the aggregate value of these securities was $89,112,782 representing 24.83% of net assets.
              (1) Variable rate security -- the rate reflected as of January 31,
                  2004; maturity date reflects next reset date.
              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2004.
              LOC -- Letter of Credit

              Allocation of investments as a percentage of net assets by investment category as of January 31, 2004;

Government Agencies.....................   49.9%
Finance.................................   24.2%
Securities Holding Companies............   11.1%
Banks...................................    7.8%
Loans...................................    3.7%
Municipalities..........................    1.6%
                                           -----
                                           98.3%
                                           =====

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Counseling
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 89.0%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.5%
                       Apparel & Textiles -- 0.7%
                       GFSI, Inc., Series B 9.63% 2007.............................  $   300,000   $    291,000
                       Glenoit Corp. 11.00% 2007(1)(2).............................       50,000              5
                       Levi Strauss & Co. 11.63% 2008..............................      450,000        297,000
                       Mothers Work, Inc. 11.25% 2010..............................      175,000        190,750
                       Phillips-Van Heusen Corp. 8.13% 2013........................      350,000        369,250
                       Russell Corp. 9.25% 2010(9).................................      175,000        183,969
                       Simmons Co. 7.88% 2014*.....................................       75,000         75,375
                       Warnaco, Inc. 8.88% 2013*...................................      550,000        585,750
                       William Carter Co., Series B 10.88% 2011....................      309,000        359,985
                       Automotive -- 3.0%
                       Accuride Corp. 9.25% 2008...................................      100,000        103,375
                       Advanced Accessory Systems, LLC 10.75% 2011.................      300,000        334,500
                       American Axle & Manufacturing, Inc. 9.75% 2009..............      500,000        526,250
                       Arvin Industries, Inc. 6.75% 2008...........................      275,000        288,406
                       ArvinMeritor, Inc. 8.75% 2012...............................      250,000        281,250
                       DaimlerChrysler NA Holdings Corp. 6.50% 2013................    1,750,000      1,848,249
                       Dana Corp. 9.00% 2011.......................................       50,000         59,000
                       Delphi Automotive Systems Corp. 6.13% 2004..................    1,400,000      1,413,952
                       Ford Motor Co. 7.45% 2031...................................      780,000        791,880
                       General Motors Corp. 7.13% 2013.............................      275,000        299,952
                       General Motors Corp. 7.20% 2011.............................    1,000,000      1,094,060
                       General Motors Corp. 8.38% 2033.............................      575,000        655,551
                       General Motors Corp. 9.45% 2011.............................      250,000        295,284
                       Lear Corp., Series B 8.11% 2009.............................      700,000        815,500
                       Rexnord Corp. 10.13% 2012...................................      350,000        381,500
                       TRW Automotive, Inc. 11.00% 2013............................      725,000        837,375
                       United Auto Group, Inc. 9.63% 2012..........................      400,000        444,000
                       United Components, Inc. 9.38% 2013..........................      275,000        307,313
                       Housing -- 0.9%
                       Owens Illinois, Inc. 7.35% 2008.............................      325,000        331,500
                       American Builders & Contractors Supply Co., Inc. 10.63%
                         2007......................................................       75,000         77,625
                       Brand Services, Inc. 12.00% 2012............................      375,000        438,750
                       Masco Corp. 5.88% 2012......................................    1,600,000      1,722,651
                       NCI Building Systems, Inc., Series B 9.25% 2009.............      275,000        290,469
                       Nortek, Inc. 9.13% 2007.....................................      200,000        206,500
                       Nortek, Inc. 9.25% 2007.....................................      150,000        153,187
                       Sleepmaster, LLC Series B 11.00% 2009+(1)(9)................      250,000         68,125
                       Retail -- 2.9%
                       Kroger Co. 7.50% 2031.......................................      750,000        872,805
                       American Greetings Corp. 11.75% 2008........................      450,000        524,250
                       Amscan Holdings, Inc. 9.88% 2007............................      225,000        232,594
                       Buhrmann US, Inc. 12.25% 2009...............................      575,000        644,000
                       Collins & Aikman Floorcovering, Series B 9.75% 2010.........      150,000        160,500
                       Commemorative Brands, Inc. 11.00% 2007......................      150,000        153,000
                       CSK Auto, Inc. 7.00% 2014*..................................       50,000         50,500
                       CVS Corp. 5.63% 2006........................................    1,200,000      1,281,366
                       Federated Department Stores, Inc. 6.63% 2011................    1,100,000      1,243,369
                       General Nutrition Centers 8.50% 2010*.......................      100,000        104,500

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Icon Health & Fitness, Inc. 11.25% 2012.....................  $   250,000   $    285,000
                       J.C. Penney Co., Inc. 9.00% 2012............................      876,000      1,064,340
                       Jitney-Jungle Stores of America, Inc. 10.38%
                         2007+(1)(2)(9)............................................      125,000              0
                       Jostens Holding Corp. 10.25% 2013*(4).......................      500,000        335,000
                       Jostens, Inc. 12.75% 2010...................................      300,000        345,000
                       Michaels Stores, Inc. 9.25% 2009............................      300,000        333,000
                       Neiman Marcus Group, Inc. 7.13% 2028........................    1,200,000      1,351,439
                       Norcraft Cos., LP 9.00% 2011*...............................      100,000        107,500
                       Petro Stopping Centers 9.00% 2012*..........................      150,000        150,000
                       Rite Aid Corp. 6.88% 2013...................................      325,000        315,250
                       Rite Aid Corp. 8.13% 2010...................................      400,000        432,000
                       Rite Aid Corp. 9.50% 2011...................................      100,000        112,000
                       ShopKo Stores, Inc. 9.25% 2022..............................      300,000        276,000
                       Tempur-Pedic, Inc. 10.25% 2010*.............................      293,000        325,230
                       U.S. Office Products Co. 9.75% 2008+(1)(2)(9)...............      300,000              0
                                                                                                   -------------
                                                                                                     27,117,931
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.1%
                       Food, Beverage & Tobacco -- 3.8%
                       Agrilink Foods, Inc. 11.88% 2008............................      125,000        132,500
                       Altria Group, Inc. 5.63% 2008...............................      425,000        441,113
                       American Seafoods Group, LLC 10.13% 2010....................      500,000        600,000
                       Anheuser-Busch Cos., Inc. 4.95% 2014........................    1,400,000      1,434,230
                       Anheuser-Busch Cos., Inc. 7.10% 2007........................    1,675,000      1,710,795
                       B&G Foods, Inc. 9.63% 2007..................................      225,000        232,875
                       Carrols Corp. 9.50% 2008....................................      400,000        412,000
                       Commonwealth Brands, Inc. 10.63% 2008*......................      350,000        392,000
                       Constellation Brands, Inc., Series B 8.00% 2008.............      300,000        334,500
                       Cott Beverages, Inc. 8.00% 2011.............................      250,000        275,000
                       Del Monte Corp. 8.63% 2012..................................      400,000        440,000
                       Del Monte Corp. 9.25% 2011..................................      375,000        412,500
                       Dimon, Inc. 7.75% 2013*.....................................      300,000        314,250
                       Dole Food Co., Inc. 7.25% 2010..............................      400,000        417,000
                       Dole Food Co., Inc. 8.63% 2009(3)...........................      275,000        299,750
                       Eagle Family Foods 8.75% 2008...............................      250,000        195,000
                       Kellogg Co. 7.45% 2031......................................    2,000,000      2,404,472
                       Land O' Lakes, Inc. 8.75% 2011..............................      350,000        313,688
                       Michael Foods, Inc. 8.00% 2013*.............................      200,000        210,000
                       Nebco Evans Holding Co. 12.38% 2007+(1)(2)(9)...............      125,000              0
                       New World Pasta Co. 9.25% 2009(1)...........................      300,000         78,000
                       Pilgrim's Pride Corp. 9.63% 2011............................      575,000        632,500
                       PPC Escrow Corp. 9.25% 2013*................................      350,000        378,000
                       Reddy Ice Group, Inc. 8.88% 2011............................      375,000        403,125
                       Smithfield Foods, Inc. 7.63% 2008...........................      300,000        312,000
                       Smithfield Foods, Inc. 8.00% 2009...........................      600,000        645,000
                       Swift & Co. 10.13% 2009.....................................      125,000        136,250
                       Swift & Co. 12.50% 2010.....................................      125,000        136,250
                       United Agri Products 8.25% 2011*............................       75,000         78,750
                       Household Products -- 1.3%
                       Alberto-Culver Co. 8.25% 2005...............................    2,700,000      2,942,535
                       Armkel, LLC 9.50% 2009......................................      300,000        329,250
                       Chattem, Inc., Series B 8.88% 2008..........................      350,000        360,500
                       Playtex Products, Inc. 9.38% 2011...........................      500,000        525,000
                       Sealy Mattress Co. 9.88% 2007...............................      250,000        258,750
                       Sealy Mattress Co., Series B 10.88% 2007(4).................      300,000        312,000
                                                                                                   -------------
                                                                                                     18,499,583
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Boston University, Series A 7.63% 2097......................  $ 2,000,000   $  2,331,390
                                                                                                   -------------
                       ENERGY -- 6.2%
                       Energy Services -- 2.7%
                       Arizona Public Service Co. 6.38% 2011.......................    1,250,000      1,398,610
                       CMS Energy Corp. 7.50% 2009.................................      725,000        755,812
                       CMS Energy Corp. 8.90% 2008.................................      200,000        218,000
                       Continental Resources, Inc. 10.25% 2008.....................      300,000        309,000
                       Enersis SA 7.40% 2016.......................................      600,000        633,562
                       Homer City Funding, LLC 8.73% 2026..........................    1,200,000      1,356,000
                       Magnum Hunter Resources, Inc. 9.60% 2012....................      100,000        113,000
                       MidAmerican Energy Co. 6.75% 2031...........................      750,000        842,339
                       Petro-Canada 5.35% 2033.....................................      400,000        365,534
                       PG&E Corp. 6.88% 2008*......................................      150,000        163,500
                       PSEG Energy Holdings, Inc. 8.63% 2008.......................      150,000        165,750
                       PSEG Energy Holdings, Inc. 10.00% 2009......................      500,000        595,000
                       PSEG Power, LLC 7.75% 2011..................................    1,750,000      2,074,205
                       Tenaga Nasional Berhad 7.50% 2096*..........................    1,000,000      1,008,670
                       Energy Sources -- 3.5%
                       ANR Pipeline Co. 8.88% 2010.................................       50,000         55,500
                       Calpine Canada Energy Finance, ULC 8.50% 2008...............      125,000        103,125
                       Calpine Corp. 8.50% 2011....................................      450,000        369,000
                       Citgo Petroleum Corp. 11.38% 2011...........................      325,000        388,375
                       Compton Petroleum Corp. 9.90% 2009..........................      300,000        334,500
                       EOG Company of Canada 7.00% 2011*...........................    1,100,000      1,242,010
                       Husky Oil, Ltd. 7.13% 2006..................................    1,600,000      1,774,893
                       Husky Oil, Ltd. 7.55% 2016..................................    1,000,000      1,195,900
                       Husky Oil, Ltd. 8.90% 2028(3)...............................      700,000        812,875
                       Lone Star Technologies, Inc. 9.00% 2011.....................      425,000        429,250
                       Pemex Project Funding Master Trust 9.13% 2010...............      250,000        299,375
                       Pogo Producing Co., Series B 10.38% 2009....................      300,000        315,750
                       Swift Energy Co. 9.38% 2012.................................      350,000        390,250
                       Tesoro Petroleum Corp. 8.00% 2008...........................      100,000        108,250
                       Tesoro Petroleum Corp. 9.63% 2008...........................      275,000        303,188
                       Tosco Corp. 8.13% 2030......................................    1,200,000      1,531,848
                       Union Pacific Resources Group, Inc. 7.00% 2006..............      850,000        947,809
                       Valero Energy Corp. 7.50% 2032..............................    1,750,000      2,012,304
                                                                                                   -------------
                                                                                                     22,613,184
                                                                                                   -------------
                       FINANCE -- 18.3%
                       Banks -- 3.0%
                       ABN AMRO Holding NV 7.30% 2026..............................      500,000        532,509
                       Barclays Bank, PLC 8.55% 2011*(3)...........................    1,165,000      1,450,027
                       BB&T Corp. 5.20% 2015.......................................      550,000        558,959
                       City National Bank 6.38% 2008...............................    1,225,000      1,346,971
                       Corporacion Andina De Fomento 7.38% 2011....................    1,185,000      1,358,328
                       FirstBank Puerto Rico 7.63% 2005............................    1,750,000      1,876,726
                       H. F. Ahmanson & Co. 7.88% 2004.............................      750,000        774,904
                       Hudson United Bank 7.00% 2012...............................    1,000,000      1,121,903
                       Swedbank 7.50% 2006*(3).....................................      500,000        556,722
                       Union Planters Corp. 4.38% 2010.............................    1,500,000      1,494,276
                       Financial Services -- 11.2%
                       125 Home Loan Owner Trust 9.26% 2029*(2)....................      398,940        408,166
                       American Achievement Corp. 11.63% 2007......................      300,000        337,500
                       American Express Co. 4.88% 2013.............................      600,000        608,248
                       Amvescap, PLC 6.60% 2005....................................    2,100,000      2,216,556
                       Astoria Financial Corp. 5.75% 2012..........................    1,200,000      1,230,440

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Bear Stearns & Co., Inc. 5.70% 2014.........................  $ 1,500,000   $  1,580,211
                       Caithness Coso Funding Corp., Series B 9.05% 2009...........      418,500        464,535
                       Capital One Financial Corp. 7.13% 2008......................    1,200,000      1,335,025
                       Couche-Tard LP 7.50% 2013*..................................      150,000        162,000
                       Devon Financing Corp. 7.88% 2031............................    1,500,000      1,827,867
                       Dollar Financial Group, Inc. 9.75% 2011*....................      200,000        212,000
                       Donaldson, Lufkin & Jenrette, Inc. 6.88% 2005...............      500,000        541,865
                       Eircom Funding 8.25% 2013...................................      300,000        334,500
                       Fertinitro Finance, Inc. 8.29% 2020*........................    1,005,000        773,850
                       FMR Corp. 7.57% 2029*.......................................    2,200,000      2,678,733
                       Ford Motor Credit Co. 7.00% 2013............................      700,000        739,279
                       Ford Motor Credit Co. 7.38% 2009............................      550,000        604,686
                       Franklin Resources, Inc. 3.70% 2008.........................      500,000        502,730
                       FTD, Inc. 7.75% 2014*.......................................      100,000        100,000
                       General Motors Acceptance Corp. 4.50% 2006..................    1,250,000      1,285,910
                       General Motors Acceptance Corp. 6.88% 2011..................      250,000        269,159
                       General Motors Acceptance Corp. 7.50% 2005..................      550,000        589,536
                       General Motors Acceptance Corp. 8.00% 2031..................    3,500,000      3,838,117
                       Goldman Sachs Group. Inc. 3.88% 2009........................    1,750,000      1,755,427
                       Green Tree Financial Corp. 9.20% 2031.......................      519,280         15,578
                       Household Finance Corp. 6.38% 2011..........................      250,000        278,358
                       Huntsman Advanced Materials, LLC 11.00% 2010*...............      100,000        113,500
                       Interline Brands, Inc. 11.50% 2011..........................      350,000        388,500
                       Lehman Brothers Holdings, Inc. 7.88% 2010...................      250,000        300,746
                       Lehman Brothers, Inc. 6.63% 2008............................    2,000,000      2,226,480
                       MBIA Global Funding, LLC 2.88% 2006*........................    2,100,000      2,095,495
                       MBIA, Inc. 6.63% 2028.......................................      250,000        259,966
                       MBNA Corp. 7.50% 2012.......................................    1,000,000      1,172,109
                       MDP Acquisitions, PLC 9.63% 2012............................      450,000        510,750
                       MDP Acquisitions, PLC 15.50% 2013(7)........................      198,790        228,608
                       Morgan Stanley Group, Inc. 5.30% 2013.......................    2,000,000      2,061,400
                       National Beef Packing Co., LLC 10.50% 2011*.................      200,000        217,000
                       PCA LLC/PCA Finance Corp. 11.88% 2009.......................      400,000        448,000
                       Poster Financial Group, Inc. 8.75% 2011*....................       50,000         52,375
                       Principal Life Global Funding I 6.13% 2033*.................      350,000        355,648
                       Residential Asset Mortgage Products, Inc. 1.47% 2004(6).....      492,253        492,852
                       Residential Asset Securities Corp. 1.44% 2004(6)............      991,427        991,681
                       Resolution Funding Corp. zero coupon 2021(5)................      640,000        253,708
                       Salomon, Inc. 7.20% 2004....................................      525,000        525,000
                       Sensus Metering Systems, Inc. 8.63% 2013*...................      200,000        206,000
                       SMFC Trust 3.66% 2004*(2)(3)................................       35,067         26,848
                       UAP Holding Corp. 10.75% 2012*(4)...........................      450,000        299,250
                       Universal City Development Partners 11.75% 2010*............      625,000        742,188
                       Waddell & Reed Financial, Inc. 7.50% 2006...................    1,750,000      1,911,257
                       Insurance -- 4.1%
                       Allstate Corp. 6.13% 2032...................................      750,000        784,160
                       Delphi Funding, LLC 9.31% 2027..............................      800,000        636,888
                       Equitable Life Assurance Society USA 7.70% 2015*............    1,000,000      1,200,347
                       Liberty Mutual Insurance 8.20% 2007*........................    1,100,000      1,231,692
                       Life Re Capital Trust I 8.72% 2027*.........................    1,000,000      1,004,291
                       Marsh & McLennan Cos., Inc. 7.13% 2009......................    1,850,000      2,135,544
                       Oil Insurance, Ltd. 5.15% 2008*(3)..........................    1,000,000      1,010,120
                       Pacific Life Corp. 6.60% 2033*..............................    1,200,000      1,295,096
                       Prudential Financial, Inc. 5.75% 2033.......................    1,800,000      1,742,908
                       Reinsurance Group America, Inc. 7.25% 2006*.................      500,000        540,288
                       Travelers Property Casualty Corp. 5.00% 2013................      700,000        706,084
                       Union Central Life Insurance Co. 8.20% 2026*................    1,250,000      1,393,919
                       USF&G Capital II, Series B 8.47% 2027.......................      850,000        948,090

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       USF&G Capital III 8.31% 2046*...............................  $   250,000   $    287,972
                                                                                                   -------------
                                                                                                     66,558,361
                                                                                                   -------------
                       HEALTHCARE -- 2.6%
                       Health Services -- 1.9%
                       Ameripath, Inc. 10.50% 2013.................................      500,000        547,500
                       Anthem, Inc. 6.80% 2012.....................................      700,000        801,402
                       Ardent Health Services, Inc. 10.00% 2013*...................      325,000        360,750
                       Concentra Operating Corp. 9.50% 2010........................      275,000        302,500
                       Hanger Orthopedic Group, Inc. 10.38% 2009...................      175,000        199,500
                       HCA, Inc. 7.88% 2011........................................      150,000        173,046
                       HCA, Inc. 8.75% 2010........................................      800,000        965,875
                       Magellan Health Services, Inc. 9.38% 2008...................      186,764        202,639
                       Manor Care, Inc. 8.00% 2008.................................      200,000        228,000
                       UnitedHealth Group, Inc. 3.30% 2008.........................    1,200,000      1,197,672
                       UnitedHealth Group, Inc. 7.50% 2005.........................    1,000,000      1,093,224
                       Universal Hospital Services, Inc. 10.13% 2011*..............      175,000        188,125
                       Vanguard Health Systems, Inc. 9.75% 2011....................      525,000        580,125
                       Medical Products -- 0.7%
                       ALARIS Medical Systems, Inc. 7.25% 2011.....................       75,000         79,500
                       Becton Dickinson & Co. 4.55% 2013...........................    1,125,000      1,117,418
                       Fisher Scientific International, Inc. 8.00% 2013*...........      275,000        301,125
                       Hudson Respiratory Care, Inc. 9.13% 2008....................      175,000        156,625
                       Kinetic Concepts, Inc. 7.38% 2013*..........................      200,000        208,000
                       Norcross Safety Products, LLC 9.88% 2011*...................      550,000        616,000
                       Sybron Dental Specialties, Inc. 8.13% 2012..................      200,000        219,500
                                                                                                   -------------
                                                                                                      9,538,526
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 9.6%
                       Aerospace & Military Technology -- 1.2%
                       Alliant Techsystems, Inc. 8.50% 2011........................      375,000        408,750
                       Boeing Co. 8.75% 2031.......................................      900,000      1,221,041
                       GenCorp, Inc. 9.50% 2013*...................................      300,000        321,000
                       Lockheed Martin Corp. 8.20% 2009............................    1,000,000      1,221,141
                       Raytheon Co. 5.38% 2013.....................................    1,000,000      1,018,385
                       Transdigm, Inc. 8.38% 2011..................................      325,000        351,000
                       Building Materials -- 0.3%
                       CRH America, Inc. 5.30% 2013*...............................      750,000        765,314
                       Koppers, Inc. 9.88% 2013*...................................      150,000        166,500
                       Nortek Holdings, Inc. zero coupon 2011*(4)..................      400,000        300,000
                       Business Services -- 4.1%
                       Advanstar Communications, Inc. 10.75% 2010*.................      150,000        165,750
                       Advanstar Communications, Inc. 12.00% 2011..................      550,000        596,750
                       Advanstar, Inc. 15.00% 2011(4)..............................       75,000         62,813
                       Allied Waste North America, Inc. 7.63% 2006.................    1,000,000      1,060,000
                       Allied Waste North America, Inc. 8.50% 2008.................      150,000        167,437
                       Allied Waste North America, Inc. 9.25% 2012.................      150,000        169,125
                       Allied Waste North America, Inc. 10.00% 2009................      125,000        134,688
                       Allied Waste North America, Inc., Series B 7.88% 2009.......      350,000        364,000
                       Brickman Group, Ltd. 11.75% 2009............................      300,000        351,750
                       Coinmach Corp. 9.00% 2010...................................      150,000        161,625
                       Danka Business Systems, PLC 11.00% 2010.....................      225,000        223,875
                       Great Lakes Dredge & Dock Corp. 7.75% 2013*.................       75,000         79,688
                       Greif Brothers Corp. 8.88% 2012.............................      400,000        445,000
                       Hertz Corp. 4.70% 2006......................................    1,000,000      1,017,237
                       Hines Nurseries, Inc. 10.25% 2011...........................      175,000        192,500
                       Imco Recycling, Inc. 10.38% 2010*...........................      250,000        260,625

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Ingram Micro, Inc., Class A 9.88% 2008......................  $   450,000   $    497,250
                       NationsRent, Inc. 9.50% 2010*...............................      175,000        190,750
                       Pliant Corp. 11.13% 2009....................................       75,000         78,750
                       Pliant Corp. 13.00% 2010....................................      200,000        180,000
                       Quebecor Media, Inc. 11.13% 2011............................      425,000        487,687
                       Republic Services, Inc. 6.75% 2011..........................      900,000        994,968
                       SITEL Corp. 9.25% 2006......................................      250,000        245,000
                       Smurfit-Stone Container Corp. 8.25% 2012....................      525,000        569,625
                       Synagro Technologies, Inc. 9.50% 2009.......................      325,000        355,875
                       United Rentals North America, Inc. 10.75% 2008..............      850,000        978,562
                       USA Waste Services, Inc. 7.13% 2007.........................    2,175,000      2,436,035
                       Vertis, Inc. 9.75% 2009.....................................      250,000        271,875
                       Vertis, Inc. 10.88% 2009....................................      550,000        577,500
                       Waste Management, Inc. 8.75% 2018...........................      850,000        986,044
                       Yell Finance BV 10.75% 2011.................................      406,000        474,005
                       Electrical Equipment -- 0.1%
                       Telex Communications, Inc. 11.50% 2008*.....................       75,000         81,750
                       WESCO Distribution, Inc., Series B 9.13% 2008...............      200,000        206,000
                       Machinery -- 2.2%
                       AGCO Corp. 9.50% 2008.......................................      175,000        191,187
                       Amsted Industries, Inc. 10.25% 2011*........................      400,000        448,000
                       Briggs & Stratton Corp. 7.25% 2007..........................      100,000        108,500
                       Briggs & Stratton Corp. 8.88% 2011..........................      300,000        358,500
                       Cabot Safety Corp. 12.50% 2005..............................      150,000        152,625
                       Case New Holland, Inc. 9.25% 2011*..........................      700,000        778,750
                       CLARK Material Handling Co., Series D 10.75% 2006+(1)(9)....      100,000             10
                       Columbus McKinnon Corp. 8.50% 2008..........................      375,000        361,875
                       Columbus Mckinnon Corp. 10.00% 2010.........................       50,000         55,500
                       Kennametal, Inc. 7.20% 2012.................................    2,400,000      2,622,281
                       Simonds Industries, Inc. 10.00% 2008(2)(9)..................       26,000         26,000
                       Tekni-Plex, Inc., Series B 12.75% 2010......................      500,000        548,750
                       Thermadyne Holdings Corp. 9.25% 2014*(2)....................      250,000        250,000
                       Tyco International Group SA 5.80% 2006......................      975,000      1,030,909
                       Tyco International Group SA 6.38% 2005......................      125,000        131,377
                       Tyco International Group SA 6.38% 2006......................      700,000        745,264
                       Multi-Industry -- 0.8%
                       Eaglepicher, Inc. 9.75% 2013................................      750,000        825,000
                       Hutchison Whampoa, Ltd. 6.50% 2013*.........................    2,150,000      2,253,626
                       Transportation -- 0.9%
                       Allied Holdings, Inc. 8.63% 2007............................      175,000        171,500
                       Ameritruck Distribution Corp. 12.25% 2005+(1)(2)(9).........      100,000              0
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% 2021................................................      471,996        567,316
                       Canadian Pacific Railway, Ltd. 6.25% 2011...................    1,500,000      1,660,221
                       Holt Group, Inc. 9.75% 2006+(1)(9)..........................      100,000          2,875
                       Petroleum Helicopters, Inc. 9.38% 2009......................      250,000        268,750
                       Stena AB 9.63% 2012.........................................      350,000        399,875
                       United Rentals North America, Inc. 6.50% 2012*..............      200,000        196,500
                                                                                                   -------------
                                                                                                     34,992,861
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 16.0%
                       Broadcasting & Media -- 8.7%
                       American Media Operations, Inc. 10.25% 2009.................      400,000        425,000
                       AOL Time Warner, Inc. 7.70% 2032............................    1,500,000      1,743,162
                       British Sky Broadcasting Group 7.30% 2006...................    1,245,000      1,386,200
                       CF Cable TV, Inc. 9.13% 2007................................      500,000        525,000
                       Charter Communications Holdings II, LLC 10.25% 2010*........      450,000        477,000

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Charter Communications Holdings, LLC 9.92% 2011*(4).........  $   750,000   $    656,250
                       Clear Channel Communications, Inc. 3.13% 2007...............      500,000        501,831
                       Clear Channel Communications, Inc. 4.63% 2008...............    2,000,000      2,076,036
                       Comcast Cable Communications, Inc. 6.38% 2006...............      290,000        311,594
                       Comcast Cable Communications, Inc. 6.88% 2009...............    1,000,000      1,131,157
                       Comcast Corp. 7.05% 2033....................................      400,000        438,899
                       Continental Cablevision, Inc. 9.50% 2013....................    1,950,000      2,241,599
                       Cox Communications, Inc. 6.69% 2004.........................    1,655,000      1,705,506
                       Cox Enterprises, Inc. 4.38% 2008*...........................    1,000,000      1,021,099
                       CSC Holdings, Inc. 7.25% 2008...............................      800,000        854,000
                       CSC Holdings, Inc. 7.88% 2007...............................       75,000         80,437
                       CSC Holdings, Inc. 8.13% 2009...............................      250,000        273,750
                       CSC Holdings, Inc. 9.88% 2013...............................      100,000        103,750
                       Dex Media East, LLC 12.13% 2012.............................      775,000        931,938
                       Dex Media West, LLC 9.88% 2013*.............................      825,000        938,438
                       Dex Media, Inc. 8.00% 2013*.................................      125,000        128,750
                       Dex Media, Inc. 9.00% 2013*(4)..............................      225,000        155,250
                       DirecTV Holdings, LLC 8.38% 2013............................      425,000        481,313
                       Echostar DBS Corp. 9.38% 2009...............................      325,000        340,236
                       Echostar DBS Corp. 10.38% 2007..............................      700,000        763,000
                       Grupo Televisa SA 8.00% 2011................................    1,700,000      1,938,000
                       Lamar Media Corp. 7.25% 2013................................      450,000        488,250
                       Lodgenet Entertainment Corp. 9.50% 2013.....................      375,000        418,125
                       News America Holdings, Inc. 8.00% 2016......................      650,000        796,003
                       News America Holdings, Inc. 8.50% 2005......................      250,000        264,928
                       News America Holdings, Inc. 9.25% 2013......................    1,000,000      1,293,748
                       News America, Inc. 7.63% 2028...............................    1,000,000      1,165,079
                       PRIMEDIA, Inc. 8.88% 2011...................................      150,000        156,750
                       Reed Elsevier Capital, Inc. 6.75% 2011......................    1,000,000      1,157,493
                       RH Donnelley Finance Corp. 10.88% 2012*.....................      400,000        477,000
                       Sinclair Broadcast Group, Inc. 8.75% 2011...................      600,000        660,000
                       Univision Communications, Inc. 7.85% 2011...................    1,300,000      1,546,714
                       Vivendi Universal SA 6.25% 2008.............................      350,000        368,375
                       Vivendi Universal SA 9.25% 2010.............................      375,000        438,750
                       XM Satellite Radio, Inc. 12.00% 2010........................      275,000        316,250
                       XM Satellite Radio, Inc. 14.00% 2009(4).....................      334,425        304,327
                       Entertainment Products -- 0.1%
                       Muzak, LLC 10.00% 2009......................................      225,000        241,875
                       Leisure & Tourism -- 7.2%
                       Buffets, Inc. 11.25% 2010...................................      125,000        137,500
                       Isle of Capri Casinos, Inc. 8.75% 2009......................       50,000         52,625
                       Advantica Restaurant Group, Inc. 11.25% 2008................      100,000         78,000
                       AMC Entertainment, Inc. 9.50% 2009..........................      300,000        307,875
                       AMC Entertainment, Inc. 9.88% 2012..........................      225,000        252,562
                       American Casino & Entertainment 7.85% 2012*.................      100,000        100,500
                       AMF Bowling Worldwide, Inc. 13.00% 2008.....................      300,000        353,250
                       Boca Resorts, Inc. 9.88% 2009...............................      450,000        477,563
                       Bombardier Recreational Products, Inc. 8.38% 2013*..........      150,000        158,250
                       Boyd Gaming Corp. 7.75% 2012................................      225,000        242,156
                       Boyd Gaming Corp. 8.75% 2012................................      200,000        221,000
                       Carnival Corp. 3.75% 2007*..................................    1,800,000      1,817,293
                       Cinemark USA, Inc. 9.00% 2013...............................      300,000        339,000
                       Coast Hotels and Casinos, Inc. 9.50% 2009...................      300,000        316,500
                       Continental Airlines, Inc., Series 99-2 7.73% 2011..........      234,019        204,284
                       Courtyard by Marriott II 10.75% 2008........................      200,000        200,000
                       Delta Air Lines, Inc. 7.92% 2012............................      750,000        694,809
                       Delta Air Lines, Inc. 8.30% 2029............................      650,000        419,250

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Delta Air Lines, Inc., Series 02-1 6.42% 2012...............  $   500,000   $    541,609
                       Dominos, Inc. 8.25% 2011....................................      350,000        374,500
                       Harrah's Operating Co., Inc. 7.88% 2005.....................      600,000        651,750
                       Hilton Hotels Corp. 8.25% 2011..............................      650,000        747,500
                       HMH Properties, Inc., Series B 7.88% 2008...................      725,000        748,562
                       International Speedway Corp. 7.88% 2004.....................    3,250,000      3,380,341
                       Intrawest Corp. 10.50% 2010.................................      275,000        303,531
                       Isle of Capri Casinos, Inc. 9.00% 2012......................      350,000        387,625
                       Majestic Star Casino, LLC 9.50% 2010*.......................      175,000        185,719
                       Mandalay Resort Group 9.38% 2010............................      100,000        117,250
                       Mandalay Resort Group 9.50% 2008............................      200,000        234,500
                       Mandalay Resort Group 10.25% 2007...........................      850,000        986,000
                       MGM Grand, Inc. 9.75% 2007..................................    1,400,000      1,610,000
                       MGM Mirage, Inc. 8.38% 2011.................................      100,000        115,000
                       Mohegan Tribal Gaming Authority 6.38% 2009..................      150,000        156,375
                       Mohegan Tribal Gaming Authority 8.00% 2012..................      350,000        382,812
                       Motor Gaming Group, Inc. 9.75% 2010.........................      250,000        268,750
                       Northwest Airlines Corp. 8.07% 2021.........................      545,538        617,859
                       Park Place Entertainment Corp. 7.88% 2010...................      100,000        112,125
                       Park Place Entertainment Corp. 8.13% 2011...................      650,000        734,500
                       Penn National Gaming, Inc. 8.88% 2010.......................       75,000         81,750
                       Penn National Gaming, Inc. 11.13% 2008......................      325,000        367,250
                       Regal Cinemas, Inc., Series B 9.38% 2012....................      550,000        624,250
                       River Rock Entertainment Authority 9.75% 2011*..............      125,000        135,313
                       Royal Caribbean Cruises, Ltd. 8.00% 2010....................      350,000        388,500
                       Six Flags, Inc. 9.75% 2013..................................      300,000        320,250
                       Southwest Airlines Co. 6.50% 2012...........................    1,000,000      1,099,351
                       Southwest Airlines Co. 7.38% 2027...........................      215,000        239,734
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% 2007........      825,000        884,812
                       Station Casinos, Inc. 6.50% 2014*...........................      225,000        230,625
                       Sun International Hotels, Ltd. 8.88% 2011...................      450,000        490,500
                       True Temper Sports, Inc., Series B 10.88% 2008..............      250,000        265,000
                       United Airlines, Inc. Series 00-1 7.73% 2010................    1,400,000      1,245,774
                       Venetian Casino Resort, LLC 11.00% 2010.....................      475,000        541,500
                       Wynn Las Vegas, LLC 12.00% 2010.............................      225,000        266,625
                                                                                                   -------------
                                                                                                     57,932,821
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 7.4%
                       Computers & Business Equipment -- 1.1%
                       Dell, Inc. 7.10% 2028.......................................    1,000,000      1,172,183
                       International Business Machines Corp. 5.88% 2032............    1,000,000      1,021,668
                       Seagate Technology Holdings 8.00% 2009......................      300,000        327,000
                       Xerox Corp. 7.63% 2013......................................      350,000        374,500
                       Xerox Corp. 9.75% 2009......................................      900,000      1,050,750
                       Computer Services -- 0.2%
                       Activant Solutions, Inc. 10.50% 2011........................      275,000        301,125
                       Sungard Data Systems, Inc. 4.88% 2014*......................      400,000        395,312
                       Computer Software -- 0.5%
                       Unisys Corp. 6.88% 2010.....................................      400,000        432,500
                       Unisys Corp. 8.13% 2006.....................................    1,350,000      1,469,812
                       Electronics -- 0.3%
                       AMI Semiconductor, Inc. 10.75% 2013.........................      163,000        192,748
                       Communications & Power Industries, Inc. 8.00% 2012*.........       50,000         51,500
                       FIMEP SA 10.50% 2013........................................      225,000        265,500
                       Stoneridge, Inc. 11.50% 2012................................      400,000        476,000
                       Viasystems, Inc. 10.50% 2011*...............................       75,000         83,250

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 5.3%
                       Alaska Communications Systems Holdings, Inc. 9.38% 2009.....  $    75,000   $     75,750
                       Alaska Communications Systems Holdings, Inc. 9.88% 2011*....      300,000        321,000
                       American Cellular Corp. 10.00% 2011.........................      400,000        442,000
                       AT&T Wireless Services, Inc. 6.88% 2005.....................    1,000,000      1,057,309
                       AT&T Wireless Services, Inc. 8.75% 2031.....................      250,000        316,811
                       Block Communications, Inc. 9.25% 2009.......................      300,000        324,000
                       CenturyTel, Inc., Series H 8.38% 2010.......................    1,510,000      1,836,065
                       Cincinnati Bell, Inc. 7.25% 2013............................      350,000        371,000
                       Cincinnati Bell, Inc. 8.38% 2014............................      275,000        292,188
                       Citizens Communications Co. 8.50% 2006......................    1,650,000      1,815,978
                       Inmarsat Finance, PLC 7.63% 2012*...........................       50,000         51,500
                       Nextel Communications, Inc. 9.38% 2009......................    1,150,000      1,243,437
                       Nextel Partners, Inc. 11.00% 2010...........................      100,000        109,500
                       Nextel Partners, Inc. 12.50% 2009...........................      308,000        352,660
                       Panamsat Corp. 8.50% 2012...................................      625,000        678,125
                       Primus Telecommunications Group 8.00% 2014*.................      100,000         99,000
                       Qwest Services Corp. 8.88% 2012*............................      525,000        612,937
                       Qwest Services Corp. 13.50% 2010*...........................    1,875,000      2,259,375
                       Rogers Cantel, Inc. 8.80% 2007..............................       75,000         77,063
                       Sprint Capital Corp. 6.13% 2008.............................    2,000,000      2,137,082
                       Sprint Capital Corp. 6.38% 2009.............................      350,000        377,212
                       Telecom de Puerto Rico 6.65% 2006...........................    2,000,000      2,163,642
                       Tritel PCS, Inc. 10.38% 2011................................    1,007,000      1,200,579
                       Triton PCS, Inc. 8.50% 2013.................................      300,000        328,500
                       Verizon Global Funding Corp. 7.75% 2032.....................      500,000        587,375
                                                                                                   -------------
                                                                                                     26,743,936
                                                                                                   -------------
                       MATERIALS -- 8.5%
                       Chemicals -- 1.5%
                       Equistar Chemical 10.13% 2008...............................      325,000        352,625
                       FMC Corp. 10.25% 2009.......................................      300,000        349,500
                       Foamex LP 9.88% 2007........................................      225,000        165,375
                       Foamex LP 10.75% 2009.......................................      175,000        161,000
                       General Chemical Industrial Products, Inc. 10.63%
                         2009+(1)(8)(9)............................................      200,000         50,000
                       Hexcel Corp. 9.75% 2009.....................................      450,000        466,875
                       Hexcel Corp. 9.88% 2008.....................................      200,000        224,500
                       Huntsman International, LLC 10.13% 2009.....................      500,000        510,000
                       Lyondell Chemical Co. 9.50% 2008............................      300,000        309,000
                       Lyondell Chemical Co. 10.88% 2009...........................      525,000        525,000
                       Lyondell Chemical Co., Series A 9.63% 2007..................      150,000        155,625
                       Nalco Co. 7.75% 2011*.......................................      100,000        105,500
                       Nalco Co. 8.88% 2013*.......................................      200,000        212,500
                       Reliance Industries, Ltd. 8.25% 2027*.......................      500,000        538,325
                       Rhodia SA 7.63% 2010*.......................................       75,000         70,500
                       Rhodia SA 8.88% 2011*.......................................      225,000        200,250
                       Texas Petrochemicals Corp. 11.13% 2006+(1)(8)(9)............      300,000        126,000
                       Union Carbide Chemical & Plastics Co., Inc. 7.88% 2023......       50,000         48,062
                       Union Carbide Chemical & Plastics Co., Inc. 8.75% 2022......      300,000        303,000
                       Union Carbide Corp. 6.79% 2025..............................      100,000        100,125
                       Union Carbide Corp. 7.50% 2025..............................       75,000         69,375
                       United Industries Corp. 9.88% 2009..........................      425,000        448,375
                       Forest Products -- 3.6%
                       Abitibi-Consolidated, Inc. 8.55% 2010.......................    1,500,000      1,674,683
                       Berry Plastics Corp. 10.75% 2012*...........................      175,000        203,875
                       Berry Plastics Corp. 10.75% 2012............................      150,000        174,750
                       Boise Cascade Corp. 7.00% 2013..............................       75,000         79,620
                       Georgia-Pacific Corp. 7.50% 2006............................       50,000         52,250
                       Georgia-Pacific Corp. 8.13% 2011............................      850,000        924,375

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products (continued)
                       Georgia-Pacific Corp. 9.38% 2013............................  $   825,000   $    930,187
                       Graham Packaging Company, Inc., Series B 8.75% 2008*........      475,000        489,250
                       Graham Packaging Company, Inc., 4.80% 2008(6)...............      200,000        184,000
                       Graphic Packaging Corp. 9.50% 2013*.........................      600,000        660,000
                       International Paper Co. 4.25% 2009..........................      750,000        757,608
                       Owens-Brockway Glass Container 7.75% 2011...................      300,000        319,500
                       Owens-Brockway Glass Container 8.25% 2013...................      175,000        187,250
                       Owens-Illinois, Inc. 7.15% 2005.............................      550,000        566,500
                       Owens-Illinois, Inc. 8.10% 2007.............................      200,000        209,000
                       Plastipak Holdings, Inc. 10.75% 2011........................      425,000        476,000
                       Pliant Corp. 13.00% 2010....................................      325,000        292,500
                       Pope & Talbot, Inc. 8.38% 2013..............................      250,000        260,000
                       Stone Container Corp. 9.75% 2011............................      400,000        441,000
                       Tembec Indiana, Inc. 8.50% 2011.............................      250,000        242,500
                       Westvaco Corp. 7.65% 2027...................................    1,500,000      1,788,675
                       Weyerhaeuser Co. 7.38% 2032.................................    2,000,000      2,252,290
                       Metals & Minerals -- 3.4%
                       Alltrista Corp. 9.75% 2012..................................      550,000        605,000
                       Associated Materials, Inc. 9.75% 2012.......................      275,000        303,875
                       Barrick Gold Corp. 7.50% 2007...............................    2,000,000      2,278,910
                       Commonwealth Aluminum Corp. 10.75% 2006.....................      100,000        102,000
                       Compass Minerals Group, Inc. 10.00% 2011....................      325,000        373,750
                       Compass Minerals International, Inc. 12.75% 2012(4).........      175,000        138,250
                       Euramax International, Ltd. 8.50% 2011*.....................      500,000        532,500
                       Inco, Ltd. 5.70% 2015.......................................    1,050,000      1,097,331
                       MMI Products, Inc., Series B 11.25% 2007....................      425,000        357,000
                       Neenah Corp. 11.00% 2010*(8)................................      358,000        393,800
                       Neenah Corp. 13.00% 2013*(8)................................      257,092        260,948
                       Noranda, Inc. 6.00% 2015....................................      750,000        788,846
                       Noranda, Inc. 8.13% 2004....................................    1,750,000      1,789,511
                       Placer Dome, Inc., Series B 8.50% 2045......................    1,870,000      2,157,793
                       Russell-Stanley Holdings, Inc. 9.00% 2008*(2)(7)............       11,986            120
                       Ryerson Tull, Inc. 9.13% 2006...............................      275,000        275,000
                       Salt Holdings Corp. 12.00% 2013*(4).........................      475,000        356,250
                       United States Steel Corp. 9.75% 2010........................      300,000        340,500
                                                                                                   -------------
                                                                                                     30,808,709
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.2%
                       Municipal Bonds -- 0.2%
                       Atlanta & Fulton County Georgia Recreation Authority 7.00%
                         2028......................................................      500,000        555,355
                       McKeesport, Pennsylvania 7.30% 2020.........................      250,000        266,063
                                                                                                   -------------
                                                                                                        821,418
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.0%
                       Foreign Government -- 1.0%
                       United Mexican States 6.63% 2015............................    1,900,000      1,976,000
                       United Mexican States 7.50% 2033............................    1,400,000      1,464,400
                                                                                                   -------------
                                                                                                      3,440,400
                                                                                                   -------------
                       REAL ESTATE -- 1.1%
                       Real Estate Companies -- 0.2%
                       CB Richard Ellis Services, Inc. 9.75% 2010..................       75,000         85,125
                       EOP Operating LP 7.75% 2007.................................      250,000        288,024
                       Susa Partnership LP 8.20% 2017..............................      250,000        321,545
                       Real Estate Investment Trusts -- 0.9%
                       Apache Finance Property, Ltd. 7.00% 2009....................      550,000        638,686
                       Felcor Lodging LP 8.50% 2011................................      100,000        109,000

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Rouse Co. 5.38% 2013........................................  $   900,000   $    907,256
                       Simon Property Group LP 6.35% 2012..........................    1,400,000      1,540,463
                                                                                                   -------------
                                                                                                      3,890,099
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 0.4%
                       U.S. Government Agencies -- 0.4%
                       Federal National Mtg. Assoc. 6.50% 2029.....................    1,189,141      1,248,709
                       Federal National Mtg. Assoc. 6.50% 2031.....................      135,522        142,224
                       Federal National Mtg. Assoc. 6.50% 2032.....................      166,615        174,847
                                                                                                   -------------
                                                                                                      1,565,780
                                                                                                   -------------
                       UTILITIES -- 4.5%
                       Electric Utilities -- 2.8%
                       Alabama Power Co. 5.70% 2033................................    1,000,000        997,160
                       American Electric Power, Inc. 6.13% 2006....................    2,600,000      2,802,982
                       Hydro Quebec 6.30% 2011.....................................    2,700,000      3,062,135
                       Illinois Power Co. 11.50% 2010..............................      550,000        657,250
                       Israel Electric Corp., Ltd. 7.75% 2009*.....................      500,000        566,843
                       Israel Electric Corp., Ltd. 7.88% 2026*.....................    1,250,000      1,356,352
                       NRG Energy, Inc. 8.00% 2013*................................      275,000        284,625
                       Reliant Resources, Inc. 9.25% 2010..........................      175,000        186,375
                       Reliant Resources, Inc. 9.50% 2013..........................      225,000        242,438
                       Gas & Pipeline Utilities -- 1.2%
                       El Paso Energy Corp. 6.75% 2009.............................      225,000        208,688
                       El Paso Energy Corp. 6.95% 2007.............................      250,000        237,500
                       El Paso Energy Corp. 7.80% 2031.............................    1,025,000        867,406
                       El Paso Energy Corp. 8.05% 2030.............................      400,000        345,000
                       El Paso Production Holding Co. 7.75% 2013*..................      375,000        371,250
                       SEMCO Energy, Inc. 7.13% 2008...............................      225,000        236,250
                       Tennessee Gas Pipeline Co. 7.50% 2017.......................      150,000        154,500
                       Tennessee Gas Pipeline Co. 8.38% 2032.......................      175,000        182,437
                       Transcontinental Gas Pipe Line Corp. 8.88% 2012.............      375,000        448,594
                       Transcontinental Gas Pipe Line Corp., Series B 7.00% 2011...      100,000        106,875
                       Williams Cos., Inc. 7.63% 2019..............................      250,000        253,750
                       Williams Cos., Inc. 7.88% 2021..............................      575,000        589,375
                       Williams Cos., Inc. 8.63% 2010..............................      200,000        219,000
                       Telephone -- 0.5%
                       Deutsche Telekom International Finance BV 5.25% 2013........      900,000        909,615
                       Telefonos de Mexico SA de CV 4.50% 2008*....................      900,000        904,500
                                                                                                   -------------
                                                                                                     16,190,900
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $305,910,222).....................                 323,045,899
                                                                                                   -------------
                       COMMON STOCK -- 0.1%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Machinery -- 0.0%
                       Simonds Industries, Inc. Class A(2)(9)......................        1,737         43,581
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc.+................................          250          6,113
                                                                                                   -------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       NTL, Inc.+..................................................        1,241   $     82,328
                       Viatel Holding (Bermuda), Ltd.+.............................        1,383          1,936
                                                                                                   -------------
                                                                                                         84,264
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*(2)(9)......................        1,500            450
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $821,725)..........................                     134,408
                                                                                                   -------------
                       PREFERRED STOCK -- 1.6%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Retail -- 0.1%
                       General Nutrition Centers Series 12.00%*(2)(10).............          300        307,500
                                                                                                   -------------
                       FINANCE -- 1.1%
                       Financial Services -- 1.1%
                       Citigroup, Inc., Series F 6.37%.............................       42,000      2,352,000
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,531,500
                                                                                                   -------------
                                                                                                      3,883,500
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Broadcasting & Media -- 0.1%
                       PRIMEDIA, Inc., Series F 9.20%..............................        4,275        405,056
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. 2.50%.......................................        2,455         23,691
                       REAL ESTATE -- 0.3%
                       Real Estate Investment Trusts -- 0.3%
                       ProLogis Trust, Series C 8.54%..............................       20,000      1,231,876
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $5,482,446).....................                   5,851,623
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions, PLC Expires 10/01/2013*...................          100            550
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/2011 *(2)............           75              1
                       Pliant Corp. Expires 06/01/2010 *...........................          100              1
                                                                                                   -------------
                                                                                                              2
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       XM Satellite Radio, Inc. Expires 03/15/2010 *...............          125          5,625
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc., Series A Expires 03/09/2009....          590          1,475
                       AMF Bowling Worldwide, Inc., Series B Expires 03/09/2009....          576            115
                                                                                                   -------------
                                                                                                          7,215
                                                                                                   -------------

---------------------

                       WARRANTS (CONTINUED)                                            SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. Expires 04/16/2007..........................        5,443   $      4,518
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       ACP Holding Co. Expires 10/07/2013*(2)......................       40,587         40,181
                       Republic Technologies International, LLC Expires
                         07/15/2009*(2)(9).........................................          150              0
                                                                                                   -------------
                                                                                                         40,181
                                                                                                   -------------
                       TOTAL WARRANTS (cost $119,668)..............................                      52,466
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $312,334,061).............                 329,084,396
                                                                                                   -------------
                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES -- 8.0%                                   AMOUNT
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 8.0%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 02/02/04 (cost $28,937,000)...........................  $28,937,000     28,937,000

                       TOTAL INVESTMENTS --
                         (cost $341,271,061; Note 3)                        98.7%                   358,021,396
                       Other assets less liabilities --                      1.3                      4,880,705
                                                                           ------                  -------------
                       NET ASSETS --                                       100.0%                  $362,902,101
                                                                           ======                  =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004 the aggregate value of these securities was $50,083,870 representing 13.80% of net assets.
               (1) Bond in default
               (2) Fair valued security; See Note 2
               (3) Variable rate security -- the rate reflected as of January
                   31, 2004; maturity date reflects next reset date.
               (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (5) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
               (6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2004.
               (7) PIK ("Payment-in-Kind") payment made with additional
                   securities in lieu of cash.
               (8) Company has filed Chapter 11 bankruptcy.
               (9) Illiquid security
              (10) To the extent permitted by the Statement of Additional
                   Information, the Corporate Bond Fund may invest in restricted securities. This restricted security is valued pursuant to
                   Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2004, the Corporate Bond Fund held the following restricted securities:

                            -----------------------------------------------------------------------------------------------------
                                                                    ACQUISITION               ACQUISITION    MARKET    AS A % OF
                                             NAME                      DATE       SHARE/PAR      COST        VALUE     NET ASSETS
                            -----------------------------------------------------------------------------------------------------
                            General Nutrition Centers Series
                              12.00%
                              Preferred Stock.....................  12/18/2003       300        301,800      307,500      0.12%

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                       BONDS & NOTES -- 91.2%                                             LOCAL CURRENCY)       VALUE
                       --------------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       Government of Australia 6.50% 2013@.........................  AUD        400,000     $    319,020
                                                                                                            -------------
                       BELGIUM -- 2.8%
                       Kingdom of Belgium 3.75% 2009@..............................  EUR      1,700,000        2,135,630
                       Kingdom of Belgium 4.75% 2005@..............................  EUR        700,000          903,760
                       Kingdom of Belgium 5.50% 2028@..............................  EUR        600,000          804,176
                                                                                                            -------------
                                                                                                               3,843,566
                                                                                                            -------------
                       CANADA -- 2.0%
                       Government of Canada 5.25% 2013@............................  CAD      1,000,000          794,392
                       Government of Canada 5.75% 2029@............................  CAD      1,000,000          813,989
                       Government of Canada 6.00% 2008@............................  CAD      1,300,000        1,074,166
                                                                                                            -------------
                                                                                                               2,682,547
                                                                                                            -------------
                       DENMARK -- 0.7%
                       Kingdom of Denmark 6.00% 2011@..............................  DKK      5,000,000          936,119
                                                                                                            -------------
                       FRANCE -- 14.4%
                       France Telecom SA 8.13% 2033 (Information Technology).......  EUR        130,000          205,469
                       France Telecom SA 9.00% 2011 (Information Technology).......  EUR        200,000          240,738
                       French Treasury Notes 3.50% 2004@...........................  EUR      1,500,000        1,880,096
                       Gie Suez Alliance 5.75% 2023 (Utilities)....................  EUR        200,000          251,946
                       Government of France 5.50% 2007.............................  EUR      5,950,000        8,008,034
                       Government of France 5.50% 2010.............................  EUR      1,000,000        1,363,385
                       Government of France 5.50% 2029.............................  EUR        300,000          404,495
                       Government of France 6.50% 2006.............................  EUR      2,100,000        2,867,664
                       Government of France 8.50% 2023.............................  EUR        400,000          729,825
                       Natexis Banques Populaires 7.00% 2005 (Finance).............  USD        800,000          862,470
                       Republic of France 5.00% 2012...............................  EUR      1,650,000        2,181,884
                       Suez SA 6.25% 2007 (Utilities)..............................  EUR        280,000          378,974
                       Veolia Environnement 6.13% 2033 (Utilities).................  EUR        390,000          491,351
                                                                                                            -------------
                                                                                                              19,866,331
                                                                                                            -------------
                       GERMANY -- 8.8%
                       Federal Republic of Germany 5.25% 2008@.....................  EUR      1,200,000        1,601,662
                       Federal Republic of Germany 5.50% 2031@.....................  EUR      6,030,000        8,152,738
                       Federal Republic of Germany 6.00% 2007@.....................  EUR        200,000          269,984
                       Federal Republic of Germany 6.25% 2024@.....................  EUR        600,000          882,555
                       Federal Republic of Germany 6.88% 2005@.....................  EUR        900,000        1,183,810
                                                                                                            -------------
                                                                                                              12,090,749
                                                                                                            -------------
                       HONG KONG -- 0.3%
                       Hutchison Whampoa International, Ltd. 7.45% 2033*(Industrial
                         & Commercial)@(3).........................................  USD        400,000          420,530
                                                                                                            -------------
                       ITALY -- 3.8%
                       Republic of Italy 4.38% 2006@...............................  USD        600,000          629,339
                       Republic of Italy 5.25% 2029@...............................  EUR      1,400,000        1,789,646
                       Republic of Italy 6.00% 2031@...............................  EUR        800,000        1,132,347
                       Republic of Italy 6.50% 2027@...............................  EUR      1,100,000        1,650,405
                                                                                                            -------------
                                                                                                               5,201,737
                                                                                                            -------------

---------------------
    18

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)       VALUE
                       --------------------------------------------------------------------------------------------------
                       JAPAN -- 14.0%
                       Government of Japan 0.90% 2008..............................  JPY    525,000,000     $  5,062,509
                       Government of Japan 1.30% 2011..............................  JPY    720,000,000        6,964,297
                       Government of Japan 1.30% 2012..............................  JPY    155,000,000        1,483,750
                       Government of Japan 1.90% 2010..............................  JPY    140,000,000        1,413,202
                       Japan Development Bank 1.40% 2012 (Finance)@................  JPY    455,000,000        4,392,468
                                                                                                            -------------
                                                                                                              19,316,226
                                                                                                            -------------
                       SOUTH KOREA -- 0.8%
                       Korea Development Bank 4.38% 2008 (Finance)@................  EUR        860,000        1,092,553
                                                                                                            -------------
                       LUXEMBOURG -- 0.8%
                       Sogerim SA 7.00% 2011 (Information Technology)@.............  EUR        160,000          223,891
                       Tyco International Group SA 5.50% 2008 (Industrial &
                         Commercial)@..............................................  EUR        370,000          478,693
                       Tyco International Group SA 6.13% 2007 (Industrial &
                         Commercial)@..............................................  EUR        350,000          460,991
                                                                                                            -------------
                                                                                                               1,163,575
                                                                                                            -------------
                       MEXICO -- 0.4%
                       Telefonos de Mexico SA 4.50% 2008* (Information
                         Technology)@(3)...........................................  USD        300,000          301,500
                       United Mexican States 7.50% 2033............................  USD        270,000          282,420
                                                                                                            -------------
                                                                                                                 583,920
                                                                                                            -------------
                       NETHERLANDS -- 4.1%
                       BAT Holdings BV 2.98% 2005 (Finance)@(2)....................  EUR        360,000          451,192
                       Deutsche Telekom International Finance BV 8.25% 2005
                         (Information Technology)@.................................  USD        640,000          692,486
                       Deutsche Telekom International Finance BV 9.25% 2032
                         (Information Technology)..................................  USD        150,000          205,181
                       Government of Netherlands 4.00% 2005........................  EUR        500,000          636,782
                       Imperial Tobacco Overseas BV 7.13% 2009 (Consumer
                         Staples)@.................................................  USD        450,000          515,483
                       Kingdom of Netherlands 5.00% 2012...........................  EUR      1,100,000        1,453,748
                       Koninklijke KPN NV 7.25% 2006 (Information Technology)@.....  EUR        530,000          715,635
                       Munich Re Finance BV 6.75% 2013 (Finance)@(1)...............  EUR        190,000          259,245
                       Telecom Italia SpA 6.13% 2009 (Information Technology)@.....  EUR        500,000          671,013
                                                                                                            -------------
                                                                                                               5,600,765
                                                                                                            -------------
                       NORWAY -- 0.5%
                       Sparebanken Rogaland 9.20% 2004* (Finance)@(1)(3)...........  USD        700,000          726,893
                                                                                                            -------------
                       PORTUGAL -- 0.2%
                       BES Finance, Ltd. 5.58% 2014 (Finance)@(1)..................  EUR        200,000          250,627
                                                                                                            -------------
                       SPAIN -- 2.3%
                       Kingdom of Spain 4.00% 2010@................................  EUR      2,000,000        2,525,068
                       Santander Financial Issuances, Ltd. 7.88% 2005 (Finance)@...  USD        600,000          644,911
                                                                                                            -------------
                                                                                                               3,169,979
                                                                                                            -------------
                       SWEDEN -- 0.7%
                       Kingdom of Sweden 5.50% 2012@...............................  SEK      4,300,000          616,929
                       Kingdom of Sweden 8.00% 2007@...............................  SEK      2,000,000          307,634
                                                                                                            -------------
                                                                                                                 924,563
                                                                                                            -------------
                       UNITED KINGDOM -- 8.3%
                       British Telecommunications, PLC 8.38% 2010 (Information
                         Technology)@..............................................  USD        480,000          581,675
                       Gallaher Group 4.88% 2005 (Consumer Staples)@...............  EUR      1,400,000        1,778,552
                       Imperial Tobacco Finance, PLC 6.25% 2007 (Consumer
                         Staples)@.................................................  EUR        110,000          147,233
                       Lehman Brothers Holdings, PLC 6.95% 2004 (Finance)@.........  GBP        800,000        1,470,471

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)       VALUE
                       --------------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Midland Bank, PLC 8.63% 2004 (Finance)@.....................  USD      1,300,000     $  1,379,235
                       National Westminster Bank, PLC 7.75% 2007 (Finance)@(1).....  USD        330,000          377,198
                       NGG Finance, PLC 5.25% 2006 (Finance)@......................  EUR        620,000          808,990
                       NGG Finance, PLC 6.13% 2011 (Finance)@......................  EUR        160,000          218,200
                       Royal Bank of Scotland Group, PLC 5.25% 2008 (Finance)@.....  GBP        900,000          604,175
                       SL Finance, PLC 6.38% 2012 (Finance)@(1)....................  EUR        220,000          284,039
                       United Kingdom Treasury 6.00% 2028..........................  GBP        250,000          536,863
                       United Kingdom Treasury 6.75% 2004..........................  GBP        300,000          557,598
                       United Kingdom Treasury 7.25% 2007..........................  GBP        570,000        1,129,642
                       United Kingdom Treasury 8.50% 2005..........................  GBP        300,000          585,630
                       United Kingdom Treasury 8.75% 2017..........................  GBP        400,000        1,003,955
                                                                                                            -------------
                                                                                                              11,463,456
                                                                                                            -------------
                       UNITED STATES -- 26.1%
                       Alabama Power Co. 4.88% 2004 (Energy)@......................  USD        800,000          816,454
                       Altria Group, Inc. 5.63% 2008 (Consumer Staples)............  USD        200,000          207,583
                       Altria Group, Inc. 7.00% 2013 (Consumer Staples)@...........  USD        310,000          337,300
                       Altria Group, Inc. 7.65% 2008 (Consumer Staples)............  USD        200,000          222,700
                       Associates Corp. of North America 5.80% 2004 (Finance)@.....  USD      1,200,000        1,211,842
                       Citicorp 5.50% 2010 (Finance)@..............................  DEM      1,400,000          940,901
                       Citigroup, Inc. 6.75% 2005 (Finance)@.......................  USD        400,000          433,971
                       Comcast Cable Communications, Inc. 8.38% 2007 (Information
                         Technology)@..............................................  USD        500,000          578,566
                       Continental Cablevision, Inc. 8.88% 2005 (Information &
                         Entertainment)@...........................................  USD        100,000          110,110
                       Countrywide Home Loans, Inc. 5.25% 2005 (Finance)@..........  DEM        650,000          430,311
                       EOP Operating LP 8.38% 2006 (Real Estate)...................  USD        170,000          190,117
                       Federal Home Loan Mtg. Corp. 4.50% 2004@....................  USD      2,500,000        3,121,536
                       Federal Home Loan Mtg. Corp. 5.13% 2012@....................  USD      1,400,000        1,409,726
                       Ford Motor Credit Co. 6.88% 2006 (Finance)@.................  USD        390,000          416,190
                       Ford Motor Credit Co. 7.00% 2013 (Finance)@.................  USD        400,000          422,445
                       Ford Motor Credit Co. 7.25% 2011 (Finance)@.................  EUR        120,000          130,375
                       General Motors Acceptance Corp. 7.00% 2005 (Finance)@.......  EUR        280,000          369,716
                       General Motors Corp. 8.38% 2033 (Consumer Discretionary)@...  EUR        240,000          343,369
                       General Motors Corp. 8.38% 2033 (Consumer Discretionary)@...  USD        210,000          239,419
                       Kraft Foods, Inc. 5.25% 2007 (Consumer Staples)@............  USD        260,000          277,260
                       Public Service Company of Colorado 5.50% 2014
                         (Utilities)@..............................................  USD        340,000          357,019
                       Simon Property Group, Inc. 7.13% 2005 (Real Estate)@........  USD        300,000          320,275
                       Sprint Capital Corp. 6.00% 2007 (Information Technology)@...  USD        620,000          662,567
                       Tele-Communications, Inc. 7.25% 2005 (Information
                         Technology)@..............................................  USD         80,000           85,905
                       United States Treasury Bonds 6.25% 2030@....................  USD        150,000          175,963
                       United States Treasury Bonds 7.50% 2024@....................  USD      1,450,000        1,917,738
                       United States Treasury Bonds 8.00% 2021@....................  USD      1,100,000        1,504,809
                       United States Treasury Bonds 8.13% 2019@....................  USD      2,000,000        2,734,062
                       United States Treasury Bonds 8.88% 2017@....................  USD      1,650,000        2,359,886
                       United States Treasury Notes 1.50% 2005@....................  USD      2,500,000        2,506,347
                       United States Treasury Notes 3.13% 2008@....................  USD      3,150,000        3,156,643
                       United States Treasury Notes 3.25% 2007@....................  USD        250,000          255,459
                       United States Treasury Notes 3.50% 2006@....................  USD      1,700,000        1,757,176
                       United States Treasury Notes 4.25% 2013@....................  USD      1,700,000        1,718,860
                       United States Treasury Notes 5.63% 2008@....................  USD        270,000          299,542
                       United States Treasury Notes 6.50% 2010@....................  USD      1,170,000        1,363,827
                       Verizon Global Funding Corp. 6.13% 2007 (Information
                         Technology)@..............................................  USD        520,000          569,545
                       Vodafone Airtouch, PLC 7.63% 2005 (Information
                         Technology)@..............................................  USD        650,000          690,107
                       Washington Mutual, Inc. 4.00% 2009 (Finance)@...............  USD        490,000          493,427
                       Washington Mutual, Inc. 5.63% 2007 (Finance)@...............  USD         70,000           75,279

---------------------
    20

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)       VALUE
                       --------------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Washington Mutual, Inc. 8.25% 2005 (Finance)@...............  USD        630,000     $    684,323
                                                                                                            -------------
                                                                                                              35,898,650
                                                                                                            -------------
                       TOTAL BONDS & NOTES (cost $113,556,602).....................                          125,551,806
                                                                                                            -------------
                       PREFERRED STOCK -- 0.3%                                                SHARES
                       --------------------------------------------------------------------------------------------------
                       BCI US Funding Trust II 3.69% (Finance)(2)(cost $447,484)...  EUR        340,000          422,412
                                                                                                            -------------
                       TOTAL INVESTMENT SECURITIES (cost $114,004,086).............                          125,974,218
                                                                                                            -------------

                                                                                             PRINCIPAL
                       SHORT-TERM SECURITIES -- 3.8%                                          AMOUNT
                       --------------------------------------------------------------------------------------------------
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 02/02/04@.............................................        $  5,164,000     $  5,164,000
                                                                                                            -------------
                       TOTAL SHORT-TERM SECURITIES (cost $5,164,000)...............                            5,164,000
                                                                                                            -------------

                       TOTAL INVESTMENTS --
                         (cost $119,168,086; Note 3)                        95.3%                            131,138,218
                       Other assets less liabilities --                      4.7                               6,455,000
                                                                           ------                           -------------
                       NET ASSETS --                                       100.0%                           $137,593,218
                                                                           ======                           =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the aggregate value of these securities was $1,448,923 representing 1.05% of net assets.
              (1) Variable rate security -- the rate reflected is as of January
                  31, 2004; maturity date reflects next reset date.
              (2) Security is a "floating rate" where the coupon rate
                  fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2004.
              (3) Illiquid security
               @ The security or a portion thereof represents collateral for open futures contracts.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                        UNREALIZED
                        NUMBER OF                                        EXPIRATION   VALUE AT       VALUE AS OF      APPRECIATION/
                        CONTRACTS               DESCRIPTION                 DATE     TRADE DATE    JANUARY 31, 2004   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------------------
                       219   Long   U.S. Treasury 10 Year Note.........  March 2004  $24,637,660     $24,842,813        $ 205,153
                        24   Long   Euro-Bund 10 Year Future...........  March 2004    3,395,592       3,394,460           (1,132)
                         6   Long   U.S. Treasury Long Bond............  March 2004      653,049         668,062           15,013
                       428   Short  U.S. Treasury 5 Year Note..........  March 2004   47,552,384      48,076,437         (524,053)
                        44   Short  Long Gilt Future...................  March 2004    8,490,736       8,637,814         (147,078)
                         2   Short  Japan 10 Year Bond.................  March 2004    2,623,070       2,627,303           (4,233)
                         4   Short  Euro Bobl 5 Year Future............  March 2004      543,014         552,526           (9,512)
                                                                                                                        ----------
                                                                                                                        $(465,842)
                                                                                                                        ==========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR          DATE        APPRECIATION
                       ------------------------------------------------------------------------------
                       AUD             517,571   USD          398,530   03/30/2004     $    6,787
                       *AUD          5,133,207   USD        3,874,000   05/14/2004          9,125
                       *CAD          8,313,155   USD        6,433,370   05/14/2004        191,819
                       *CHF          9,544,175   USD        7,769,254   05/14/2004        169,884
                       DKK           5,553,000   USD          944,010   02/23/2004         16,557
                       *EUR         51,894,189   USD       65,701,616   02/23/2004      1,109,523
                       *EUR          2,069,171   USD        2,584,000   05/14/2004         14,120
                       GBP           3,143,565   USD        5,796,733   03/15/2004         92,328
                       *GBP          2,132,884   USD        3,880,000   05/14/2004         28,817
                       *NOK         35,285,226   USD        5,165,131   05/14/2004        147,761
                       SEK           6,130,783   USD          833,327   03/18/2004          8,107
                       *SEK          9,555,672   USD        1,288,000   05/14/2004          4,625
                       *USD          2,893,411   JPY      306,122,877   02/20/2004            538
                       *USD          9,061,661   JPY      961,087,890   05/14/2004         49,004
                                                                                       -----------
                                                                                        1,848,995
                                                                                       -----------

                              CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR          DATE        DEPRECIATION
                       ------------------------------------------------------------------------------
                       CAD           3,576,040   USD        2,667,870   03/19/2004        (22,205)
                       *JPY      2,336,474,763   USD       22,033,900   02/20/2004        (54,086)
                       *JPY        274,280,193   USD        2,587,000   05/14/2004        (13,048)
                       *USD          5,909,019   EUR        4,684,533   02/23/2004        (78,235)
                       *USD          5,146,576   AUD        6,758,253   05/14/2004        (58,178)
                       *USD          1,291,000   CAD        1,648,930   05/14/2004        (52,977)
                       *USD          2,579,000   CHF        3,215,198   05/14/2004        (18,959)
                       *USD          2,576,678   EUR        2,034,731   05/14/2004        (49,571)
                       *USD          8,990,488   GBP        4,940,932   05/14/2004        (69,029)
                       *USD          2,583,000   NOK       17,864,994   05/14/2004        (42,694)
                       *USD          5,131,577   SEK       36,994,143   05/14/2004       (163,078)
                                                                                       -----------
                                                                                         (622,060)
                                                                                       -----------
                       Net Unrealized Appreciation (Depreciation).................     $1,226,935
                                                                                       ===========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DEM -- German Mark
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 95.3%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.4%
                       Apparel & Textiles -- 0.1%
                       Warnaco, Inc. 8.88% 2013*...................................  $   450,000   $    479,250
                       Automotive -- 1.2%
                       Dana Corp. 9.00% 2011.......................................    1,650,000      1,947,000
                       Diamond Triumph Autoglass, Inc. 9.25% 2008..................      875,000        787,500
                       General Motors Corp. 7.13% 2013.............................      925,000      1,008,928
                       Pep Boys 6.92% 2006.........................................      800,000        832,000
                       Housing -- 0.2%
                       International Utility Structures, Inc. 10.75% 2008+(1)(7)...    3,329,000        765,670
                       Retail -- 2.9%
                       Collins & Aikman Floorcovering, Series B 9.75% 2010.........      600,000        642,000
                       Doane Pet Care Co. 9.75% 2007...............................      733,000        696,350
                       Doane Pet Care Co. 10.75% 2010..............................      575,000        609,500
                       General Nutrition Centers 8.50% 2010*.......................      450,000        470,250
                       J.C. Penney Co., Inc. 6.88% 2015............................    2,000,000      2,120,000
                       Jostens Holding Corp. 10.25% 2013*(2).......................    1,100,000        737,000
                       Portola Packaging, Inc. 8.25% 2012*.........................      175,000        181,125
                       Rent-A-Center, Inc. 7.50% 2010..............................    1,025,000      1,086,500
                       Rent-Way, Inc. 11.88% 2010*.................................      725,000        813,813
                       Rite Aid Corp. 7.70% 2027...................................    1,225,000      1,182,125
                       Rite Aid Corp. 8.13% 2010...................................      300,000        324,000
                       Rite Aid Corp. 9.50% 2011...................................      300,000        336,000
                       Saks, Inc. 9.88% 2011.......................................      725,000        873,625
                       Suburban Propane Partners LP 6.88% 2013*....................    1,025,000      1,050,625
                                                                                                   -------------
                                                                                                     16,943,261
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.7%
                       Food, Beverage & Tobacco -- 0.5%
                       Del Monte Corp. 8.63% 2012..................................      575,000        632,500
                       Fleming Cos., Inc. 10.63% 2007+(1)..........................    1,350,000          3,375
                       Royster-Clark, Inc. 10.25% 2009.............................      175,000        168,000
                       Smithfield Foods, Inc. 7.75% 2013...........................      725,000        764,875
                       Smithfield Foods, Inc. 8.00% 2009...........................      300,000        322,500
                       Household Products -- 0.2%
                       Vitro SA de CV 11.75% 2013*.................................      700,000        689,500
                                                                                                   -------------
                                                                                                      2,580,750
                                                                                                   -------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Kinder Care Learning Centers, Inc. 9.50% 2009...............      450,000        456,750
                                                                                                   -------------
                       ENERGY -- 10.4%
                       Energy Services -- 5.2%
                       Bluewater Finance, Ltd. 10.25% 2012(6)......................    1,350,000      1,485,000
                       Encore Acquisition Co. 8.38% 2012...........................    1,300,000      1,423,500
                       Hanover Compressor Co. zero coupon 2007(3)..................    3,200,000      2,456,000
                       Hanover Compressor Co. 8.63% 2010...........................      375,000        399,375
                       Hilcorp Energy LP 10.50% 2010*..............................    1,150,000      1,288,000

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Mirant Americas Generation, LLC 7.20% 2008+(1)(7)...........  $ 1,800,000   $  1,525,500
                       Mirant Americas Generation, LLC 7.63% 2006+(1)(7)...........      718,000        610,300
                       Mirant Americas Generation, LLC 8.30% 2011+(1)(7)...........    3,432,000      2,900,040
                       Mirant Americas Generation, LLC 8.50% 2021+(1)(7)...........    2,550,000      2,161,125
                       Mirant Corp. 5.75% 2007+(1)(7)..............................    4,200,000      2,898,000
                       PG&E Corp. 6.88% 2008*......................................      925,000      1,008,250
                       Trico Marine Services, Inc. 8.88% 2012......................    2,425,000      1,867,250
                       Energy Sources -- 5.2%
                       AES Drax Energy, Ltd. 11.50% 2010+(1).......................    4,590,000         22,950
                       Calpine Canada Energy Finance, ULC 8.50% 2008...............   13,225,000     10,910,625
                       Chesapeake Energy Corp. 6.88% 2016..........................      350,000        358,750
                       Chesapeake Energy Corp. 7.50% 2013..........................      325,000        354,250
                       Chesapeake Energy Corp. 7.75% 2015..........................      250,000        271,250
                       Chesapeake Energy Corp. 9.00% 2012..........................      225,000        257,625
                       Citgo Petroleum Corp. 11.38% 2011...........................    1,900,000      2,270,500
                       Frontier Oil Corp. 11.75% 2009..............................    1,025,000      1,145,438
                       KCS Energy, Inc. 8.88% 2006.................................    1,475,000      1,504,500
                       Tiverton/Rumford Power Assoc., Ltd. 9.00% 2018*.............    1,325,000      1,166,000
                       Universal Compression, Inc. 7.25% 2010......................      725,000        772,125
                       Westport Resources Corp. 8.25% 2011.........................      725,000        797,500
                                                                                                   -------------
                                                                                                     39,853,853
                                                                                                   -------------
                       FINANCE -- 10.0%
                       Financial Services -- 8.0%
                       Alamosa Delaware, Inc. 12.00% 2009(2).......................    6,421,000      5,875,215
                       Athena Neurosciences Finance, LLC 7.25% 2008................    5,050,000      4,873,250
                       Bear Island Paper Co., LLC, Series B 10.00% 2007............    2,125,000      1,880,625
                       Caithness Coso Funding Corp., Series B 9.05% 2009...........       20,925         23,227
                       Couche-Tard LP 7.50% 2013*..................................      500,000        540,000
                       Eircom Funding 8.25% 2013...................................    1,275,000      1,421,625
                       ESI Tractebel Acquisition Corp., Series B 7.99% 2011........    1,123,000      1,184,765
                       Huntsman Advanced Materials, LLC 11.00% 2010*...............      775,000        879,625
                       Jet Equipment Trust 8.24% 2015*+(1).........................    1,402,257      1,065,715
                       LaBranche & Co., Inc. 9.50% 2004............................      475,000        484,500
                       LaBranche & Co., Inc. 12.00% 2007...........................    1,200,000      1,212,000
                       Madison River Capital, LLC 13.25% 2010......................    3,725,000      4,097,500
                       PCA LLC/PCA Finance Corp. 11.88% 2009.......................      975,000      1,092,000
                       PDVSA Finance, Ltd. 6.80% 2008..............................    1,850,000      1,766,750
                       PDVSA Finance, Ltd. 8.50% 2012..............................    1,000,000        945,000
                       PX Escrow Corp. 9.63% 2006(2)...............................      980,000        825,650
                       Terra Capital, Inc. 11.50% 2010.............................    1,150,000      1,244,875
                       Terra Capital, Inc. 12.88% 2008.............................    1,275,000      1,504,500
                       Insurance -- 2.0%
                       Chukchansi Economic Development Authority 14.50% 2009*......    3,475,000      4,274,250
                       Crum & Forster Holdings Corp. 10.38% 2013*..................    2,175,000      2,446,875
                       Fairfax Financial Holdings, Ltd. 8.25% 2015.................      900,000        909,000
                                                                                                   -------------
                                                                                                     38,546,947
                                                                                                   -------------
                       HEALTHCARE -- 2.8%
                       Health Services -- 2.8%
                       Genesis HealthCare Corp. 8.00% 2013*........................      425,000        445,188
                       HCA, Inc. 6.95% 2012(6).....................................    1,500,000      1,641,370
                       Healthsouth Corp. 8.38% 2011................................    1,575,000      1,590,750
                       Healthsouth Corp. 10.75% 2008...............................      350,000        358,750
                       IASIS Healthcare Corp. 13.00% 2009..........................      975,000      1,094,438
                       National Nephrology Associates, Inc. 9.00% 2011*............      325,000        344,500
                       Pediatric Services Of America, Inc. 10.00% 2008(4)..........      250,000        255,000
                       Psychiatric Solutions, Inc. 10.63% 2013.....................    1,125,000      1,276,875

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services (continued)
                       Tenet Healthcare Corp. 5.00% 2007...........................  $   950,000   $    883,500
                       Tenet Healthcare Corp. 6.50% 2012...........................      450,000        409,500
                       Tenet Healthcare Corp. 7.38% 2013...........................      550,000        525,250
                       Triad Hospitals, Inc. 7.00% 2013*...........................      675,000        698,625
                       Universal Hospital Services, Inc. 10.13% 2011*..............    1,175,000      1,263,125
                                                                                                   -------------
                                                                                                     10,786,871
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 5.6%
                       Aerospace & Military Technology -- 0.1%
                       Decrane Aircraft Holdings 12.00% 2008.......................      500,000        281,250
                       Business Services -- 3.1%
                       Allied Waste North America 5.75% 2011*......................      375,000        366,563
                       Allied Waste North America 7.88% 2013.......................    2,850,000      3,110,062
                       Exide Corp. 10.00% 2005+(1).................................    1,975,000        572,750
                       H&E Equipment Services LLC 11.13% 2012......................      425,000        439,875
                       Hydrochem Industrial Services 10.38% 2007...................    1,150,000      1,150,000
                       Mobile Mini, Inc. 9.50% 2013................................      750,000        825,000
                       Monitronics International, Inc. 11.75% 2010*................    1,850,000      1,942,500
                       North American Energy Partners, Inc. 8.75% 2011*............      575,000        618,125
                       Oslo Seismic Services, Inc. 8.28% 2011......................    1,399,397      1,469,366
                       Russel Metals, Inc. 10.00% 2009.............................      130,000        139,425
                       Service Corp. International 7.70% 2009......................    1,050,000      1,118,250
                       Machinery -- 1.6%
                       Briggs & Stratton Corp. 8.88% 2011..........................      850,000      1,015,750
                       Dresser, Inc. 9.38% 2011....................................      700,000        777,000
                       National Equipment Services, Inc., Series C 10.00%
                         2004+(1)..................................................    2,750,000      1,760,000
                       Prestolite Electric, Inc. 9.63% 2008........................    1,040,000      1,060,800
                       Tyco International Group SA 6.75% 2011(6)...................    1,350,000      1,480,584
                       Venture Holdings Trust 11.00% 2007+(1)(7)...................      750,000         22,500
                       Multi-Industry -- 0.5%
                       Eaglepicher, Inc. 9.75% 2013................................    1,075,000      1,182,500
                       Jacuzzi Brands, Inc. 9.63% 2010*............................      600,000        657,000
                       Transportation -- 0.3%
                       Petroleum Helicopters, Inc. 9.38% 2009......................      350,000        376,250
                       United Rentals North America, Inc. 6.50% 2012*..............    1,000,000        982,500
                                                                                                   -------------
                                                                                                     21,348,050
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 23.0%
                       Broadcasting & Media -- 14.6%
                       American Lawyer Media, Inc. 9.75% 2007......................    1,325,000      1,286,906
                       CF Cable TV, Inc. 9.13% 2007................................      475,000        498,750
                       Charter Communications Holdings, LLC 9.92% 2011(2)..........    4,350,000      3,806,250
                       Charter Communications Holdings, LLC 9.63% 2009.............    4,500,000      4,072,500
                       Charter Communications Holdings, LLC 10.00% 2011............      625,000        560,937
                       Charter Communications Holdings, LLC 10.25% 2010............      500,000        457,500
                       Charter Communications Holdings, LLC 10.75% 2009............    3,200,000      2,992,000
                       Charter Communications Holdings, LLC 11.13% 2011............    3,725,000      3,501,500
                       CSC Holdings, Inc. 7.63% 2018...............................    1,475,000      1,607,750
                       CSC Holdings, Inc. 7.88% 2018...............................    6,700,000      7,403,500
                       CSC Holdings, Inc. 10.50% 2016..............................    2,025,000      2,338,875
                       Echostar DBS Corp. 6.38% 2011*..............................      950,000        985,625
                       Haights Cross Operating Co. 11.75% 2011*....................      875,000        960,313
                       MJD Communications, Inc. 9.50% 2008.........................    5,300,000      5,300,000
                       Nexstar Finance Holdings, LLC 11.37% 2013(2)................    2,725,000      1,996,063
                       Paxson Communications Corp. 12.25% 2009(2)..................    1,450,000      1,276,000
                       Pegasus Satellite Communications, Inc. 11.25% 2010*.........    4,150,000      4,274,500

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Rogers Cable, Inc. 8.75% 2032...............................  $   600,000   $    711,750
                       Rogers Cablesystems, Ltd. 11.00% 2015.......................    1,650,000      1,889,250
                       Salem Communications Holding Corp. 9.00% 2011...............      500,000        556,250
                       Shaw Communications, Inc. 7.25% 2011........................      200,000        222,000
                       Shaw Communications, Inc. 8.25% 2010........................    1,650,000      1,914,000
                       Spanish Broadcasting Systems 9.63% 2009.....................      900,000        969,750
                       Susquehanna Media Co. 7.38% 2013............................      550,000        587,125
                       Telenet Group Holding NV 11.50% 2004*(2)....................    2,625,000      1,627,500
                       Videotron LTEE 6.88% 2014*..................................      450,000        468,000
                       Young Broadcasting, Inc. 8.75% 2014*........................    1,175,000      1,245,500
                       Young Broadcasting, Inc. 10.00% 2011........................    2,350,000      2,561,500
                       Leisure & Tourism -- 8.4%
                       American Airlines, Inc. 6.82% 2011..........................    1,400,000      1,346,206
                       American Airlines Trust, Series 01-2, Class C 7.80% 2006....    3,150,000      3,029,176
                       Atlas Air, Inc. (pass-through) 6.88% 2011...................      925,000        876,230
                       Atlas Air, Inc. (pass-through) 7.20% 2019...................      976,062        926,037
                       Atlas Air, Inc. (pass-through) 7.63% 2015...................    2,917,605      1,450,312
                       Continental Airlines, Inc. 6.90% 2018.......................    1,166,006      1,180,743
                       Continental Airlines, Inc. 8.31% 2018.......................    1,209,402      1,132,548
                       Continental Airlines, Inc., Series 99-2 7.73% 2011..........      456,338        398,354
                       Continental Airlines, Inc., Series 991C 6.95% 2009..........      720,950        637,627
                       Courtyard by Marriott II 10.75% 2008........................    1,025,000      1,025,000
                       Delta Air Lines, Inc. 7.78% 2012............................    1,022,680        954,276
                       Delta Air Lines, Inc. 10.13% 2010...........................      350,000        287,000
                       Hard Rock Hotel, Inc. 8.88% 2013............................      625,000        678,125
                       Hollywood Casino Corp., Shreveport 13.00% 2006+(1)..........    2,965,000      1,867,950
                       Intrawest Corp 7.50% 2013...................................      825,000        858,000
                       John Q Hammons Hotels LP, Series B 8.88% 2012...............      650,000        715,000
                       Mandalay Resort Group 6.38% 2011*...........................    1,175,000      1,210,250
                       MGM Mirage, Inc. 8.50% 2010.................................    1,725,000      2,001,000
                       Park Place Entertainment Corp. 9.38% 2007...................      850,000        962,625
                       Prime Hospitality Corp., Series B 8.38% 2012................      450,000        470,250
                       Riviera Holdings Corp. 11.00% 2010..........................    1,350,000      1,417,500
                       Steinway Musical Instruments, Inc. 8.75% 2011...............    1,375,000      1,474,688
                       Tricon Global Restaurants, Inc. 8.88% 2011(6)...............    1,100,000      1,339,250
                       United Airlines, Inc. (pass-through) 7.78% 2014.............      531,488        463,317
                       United Airlines, Inc. (pass-through) Series 00-1 7.73%
                         2010......................................................      560,000        498,309
                       Vail Resorts, Inc. 6.75% 2014*..............................      950,000        950,000
                       Waterford Gaming, LLC 8.63% 2012*...........................    1,383,000      1,479,810
                       Worldspan LP 9.63% 2011*....................................    1,475,000      1,570,875
                       Wynn Las Vegas, LLC 12.00% 2010.............................    1,100,000      1,303,500
                                                                                                   -------------
                                                                                                     88,575,552
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 16.6%
                       Communication Equipment -- 0.5%
                       American Tower Escrow Corp. zero coupon 2008(3).............    2,825,000      1,977,500
                       Computers & Business Equipment -- 0.8%
                       Xerox Capital Trust 8.00% 2027..............................      750,000        765,000
                       Xerox Corp. 7.13% 2010......................................      475,000        505,875
                       Xerox Corp. 7.20% 2016......................................      250,000        260,000
                       Xerox Corp. 7.63% 2013......................................    1,200,000      1,284,000
                       Electronics -- 0.7%
                       Amkor Technology, Inc. 7.75% 2013...........................      200,000        213,000
                       Amkor Technology, Inc. 9.25% 2008...........................      925,000      1,038,312
                       On Semiconductor Corp. 12.00% 2010..........................      700,000        833,000

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Pioneer Standard Electronics, Inc. 9.50% 2006...............  $    50,000   $     51,563
                       Sanmina-SCI Corp. 10.38% 2010...............................      475,000        554,563
                       Telecommunications -- 14.6%
                       AirGate PCS, Inc. 13.50% 2009(2)............................    5,125,000      4,817,500
                       Alaska Communications Systems Holdings, Inc. 9.38% 2009.....    1,555,000      1,570,550
                       Cincinnati Bell, Inc. 8.38% 2014............................      350,000        371,875
                       Cincinnati Bell, Inc. 7.18% 2023............................      450,000        452,250
                       Cincinnati Bell, Inc. 7.20% 2023............................    1,850,000      1,859,250
                       Cincinnati Bell, Inc. 7.25% 2023............................      275,000        288,750
                       Empresa Brasileira de Telecom SA 11.00% 2008*...............      200,000        196,000
                       Excelcomindo Finance Co 8.00% 2009*.........................      475,000        469,063
                       Inmarsat Finance, PLC 7.63% 2012*...........................       75,000         77,250
                       Insight Communications, Inc. 12.25% 2011(2).................    4,125,000      3,465,000
                       Insight Midwest LP 9.75% 2009...............................      250,000        260,000
                       Insight Midwest LP 10.50% 2010..............................      475,000        504,687
                       IPCS, Inc. 14.00% 2010+(1)..................................    2,225,000        556,250
                       LCI International, Inc. 7.25% 2007..........................    4,125,000      4,001,250
                       Nextel Communications, Inc. 6.88% 2013......................    1,800,000      1,908,000
                       Nextel Communications, Inc. 7.38% 2015......................    2,375,000      2,550,156
                       Nextel Communications, Inc. 9.38% 2009......................      675,000        729,844
                       Panamsat Corp. 6.38% 2008...................................      675,000        688,500
                       Panamsat Corp. 8.50% 2012...................................      550,000        596,750
                       Qwest Capital Funding, Inc. 6.88% 2028......................    1,825,000      1,578,625
                       Qwest Capital Funding, Inc. 7.25% 2011......................    2,425,000      2,334,062
                       Qwest Capital Funding, Inc. 7.63% 2021......................    1,875,000      1,743,750
                       Qwest Capital Funding, Inc. 7.75% 2031......................      750,000        693,750
                       Qwest Capital Funding, Inc. 7.90% 2010......................    3,400,000      3,400,000
                       Rogers Wireless, Inc. 9.63% 2011............................      400,000        484,000
                       Rural Cellular Corp. 9.63% 2008.............................    1,650,000      1,625,250
                       Rural Cellular Corp. 9.75% 2010.............................      925,000        911,125
                       SBA Communications Corp. 10.25% 2009........................    1,850,000      1,868,500
                       Telewest Communications, PLC 9.25% 2009(2)..................    1,400,000        868,000
                       United States West Communications, Inc. 6.88% 2033..........    2,125,000      2,018,750
                       United States West Communications, Inc. 7.13% 2043..........    2,500,000      2,443,750
                       United States West Communications, Inc. 7.25% 2035..........    4,650,000      4,626,750
                       United States West Communications, Inc. 7.50% 2023..........       75,000         74,625
                       US Unwired, Inc., Series B 13.37% 2009(2)...................    6,850,000      6,199,250
                                                                                                   -------------
                                                                                                     63,715,925
                                                                                                   -------------
                       MATERIALS -- 7.3%
                       Chemicals -- 3.0%
                       Equistar Chemical 10.63% 2011...............................    1,575,000      1,708,875
                       Foamex LP 10.75% 2009.......................................      825,000        759,000
                       Huntsman International, LLC 9.88% 2009......................    1,900,000      2,071,000
                       Huntsman International, LLC 10.13% 2009.....................    1,425,000      1,730,467
                       Huntsman International, LLC 11.63% 2010*....................      950,000        992,750
                       IMC Global, Inc. 10.88% 2013*...............................      725,000        899,000
                       IMC Global, Inc. 11.25% 2011................................    1,025,000      1,219,750
                       Kraton Polymers, LLC 8.13% 2014*............................      275,000        291,500
                       Rockwood Specialties Group, Inc. 10.63% 2011................      950,000      1,056,875
                       Westlake Chemical Corp. 8.75% 2011..........................      975,000      1,062,750
                       Forest Products -- 2.6%
                       Georgia-Pacific Corp. 7.75% 2029............................    1,100,000      1,083,500
                       Constar International, Inc. 11.00% 2012.....................      542,000        487,800
                       Crown European Holdings SA 10.88% 2013......................      950,000      1,116,250
                       Georgia-Pacific Corp. 7.38% 2008............................    2,750,000      2,925,312
                       Georgia-Pacific Corp. 8.63% 2025............................      850,000        854,250

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products (continued)
                       Georgia-Pacific Corp. 9.13% 2022............................  $ 1,000,000   $  1,031,250
                       Kappa Beheer BV 10.63% 2009.................................      550,000        588,500
                       Owens-Brockway Glass Container 7.75% 2011...................      750,000        798,750
                       Speciality Paperboard, Inc. 9.38% 2006......................    1,475,000      1,065,688
                       Metals & Minerals -- 1.7%
                       Crown Cork & Seal Co., Inc. 8.00% 2023......................      950,000        921,500
                       CSN Islands VII Corp. 10.75% 2008*..........................    1,105,000      1,198,925
                       CSN Islands VIII Corp. 9.75% 2013*..........................    1,875,000      1,818,750
                       Freeport McMoRan, Inc. 7.00% 2008...........................      975,000      1,018,875
                       MMI Products, Inc., Series B 11.25% 2007....................      975,000        819,000
                       Ryerson Tull, Inc. 9.13% 2006...............................      650,000        650,000
                                                                                                   -------------
                                                                                                     28,170,317
                                                                                                   -------------
                       REAL ESTATE -- 1.7%
                       Real Estate Companies -- 0.1%
                       LNR Property Corp. 7.63% 2013...............................      550,000        594,000
                       Real Estate Investment Trusts -- 1.6%
                       Host Marriott LP 7.13% 2013*................................      600,000        613,500
                       National Health Investors, Inc. 7.30% 2007..................    1,275,000      1,267,031
                       Omega Healthcare Investors, Inc. 6.95% 2007.................      375,000        377,344
                       RFS Partnership LP 9.75% 2012...............................      475,000        513,000
                       Senior Housing Properties Trust 8.63% 2012..................    2,975,000      3,317,125
                                                                                                   -------------
                                                                                                      6,682,000
                                                                                                   -------------
                       UTILITIES -- 12.7%
                       Electric Utilities -- 6.0%
                       AES Corp. 8.75% 2013*.......................................    2,680,000      3,041,800
                       Edison Mission Energy 7.73% 2009............................      300,000        296,250
                       Edison Mission Energy 9.88% 2011............................    1,675,000      1,790,156
                       Edison Mission Energy 10.00% 2008...........................    3,250,000      3,445,000
                       Mission Energy Holding Co. 13.50% 2008......................    8,425,000      8,930,500
                       NRG Energy, Inc. 8.00% 2013*................................    1,450,000      1,500,750
                       Reliant Resources, Inc. 9.25% 2010..........................    1,325,000      1,411,125
                       Reliant Resources, Inc. 9.50% 2013..........................    2,600,000      2,801,500
                       Gas & Pipeline Utilities -- 6.5%
                       Colorado Interstate Gas Co. 6.85% 2037......................    1,000,000      1,000,000
                       Dynegy Holdings, Inc. 8.75% 2012............................      975,000        984,750
                       Dynegy-Roseton Danskammer 7.67% 2016........................    1,500,000      1,477,500
                       El Paso Production Holding Co. 7.75% 2013*..................    2,225,000      2,202,750
                       Exco Resources, Inc. 7.25% 2011*............................    1,025,000      1,050,625
                       Leviathan Gas Pipeline Series B Partner 10.38% 2009.........      925,000        962,000
                       NGC Corp. Capital Trust 8.32% 2027..........................    7,500,000      6,337,500
                       Southern Natural Gas Co. 8.88% 2010.........................      950,000      1,054,500
                       Transcontinental Gas Pipe Line Corp. 8.88% 2012.............    2,525,000      3,020,531
                       Williams Cos., Inc. 8.12% 2012..............................      800,000        864,000
                       Williams Cos., Inc. 7.13% 2011..............................    3,500,000      3,640,000
                       Williams Cos., Inc. 8.63% 2010..............................    2,000,000      2,190,000
                       Water Utilities -- 0.2%
                       Cia de Saneamento Basico do Estado de Sao Paulo 12.00%
                         2008*.....................................................      775,000        829,250
                                                                                                   -------------
                                                                                                     48,830,487
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $337,386,200).....................                 366,490,763
                                                                                                   -------------

---------------------

                       COMMON STOCK -- 0.1%                                            SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.(4)+.............................        1,297   $         13
                       Tribo Petroleum Corp. Class A(4)+...........................        2,200             22
                                                                                                   -------------
                                                                                                             35
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Capital Gaming International, Inc.+(4)......................          103              0
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       Dobson Communications Corp.+................................       28,964        205,934
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $496,333)..........................                     205,969
                                                                                                   -------------
                       PREFERRED STOCK -- 2.5%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Retail -- 0.3%
                       General Nutrition Centers Series 12.00%*(4)(9)..............          900        922,500
                       Rent-Way, Inc. Convertible(4)(9)............................           15        150,000
                                                                                                   -------------
                                                                                                      1,072,500
                                                                                                   -------------
                       FINANCE -- 0.6%
                       Financial Services -- 0.6%
                       Alamosa Holdings, Inc. Convertible Series B 7.50%...........        4,934      2,269,650
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Granite Broadcasting Corp. 12.75%...........................          500        320,000
                       Paxson Communications Corp. 13.25%(5).......................          200      1,980,000
                                                                                                   -------------
                                                                                                      2,300,000
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.0%
                       Telecommunications -- 1.0%
                       Dobson Communications Corp. Convertible Series 6.00%*.......        2,875        552,719
                       Rural Cellular Corp. 12.25%(5)..............................          864        716,841
                       Rural Cellular Corp. 11.37%(5)..............................        2,950      2,861,500
                                                                                                   -------------
                                                                                                      4,131,060
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $7,287,242).....................                   9,773,210
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/2011*(4)(8)..........        1,000             10
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Knology, Inc. Expires 10/22/2007*(4)........................        6,000          1,500
                       XM Satellite Radio, Inc. Expires 03/15/2010*................        1,000         45,000
                                                                                                   -------------
                                                                                                         46,500
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/2010*(4)...............        2,400             24
                       KMC Telecom Holdings, Inc. Expires 04/15/2008(4)............        4,650              0

                                                           ---------------------

                       WARRANTS (CONTINUED)                                            SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Leap Wireless International, Inc. Expires 04/15/2010*(4)....        7,200   $          0
                       Occidente Y Caribe Expires 03/15/2004(4)....................        9,000              0
                                                                                                   -------------
                                                                                                             24
                                                                                                   -------------
                       TOTAL WARRANTS (cost $398,875)..............................                      46,534
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $345,568,650).............                 376,516,476
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.2%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account (Note 2)..........................................  $   131,000        131,000
                       UBS Warburg AG Joint Repurchase Agreement Account (Note
                         2)........................................................   12,000,000     12,000,000
                                                                                                   -------------
                       TOTAL REPURCHASE AGREEMENT (cost $12,131,000)...............                  12,131,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $357,699,650; Note 3)                    101.1%                                 388,647,476
                       Liabilities in excess of other assets --          (1.1)                                  (4,092,028)
                                                                        ------                                -------------
                       NET ASSETS --                                    100.0%                                $384,555,448
                                                                        ======                                =============
                       BOND & NOTES SOLD SHORT -- (0.2%)
                       ----------------------------------------------------------------------------------------------------
                       MATERIALS -- FOREST PRODUCTS
                       Albitibi-Consolidated, Inc. 8.85% 2030
                         Proceeds $(745,228).........................                              (725,000)      (791,102)
                                                                                                              =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the aggregate value of these securities was $55,884,443 representing 14.53% of net assets.
              (1) Bond in default
              (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
              (4) Fair valued security; see Note 2
              (5) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash
              (6) The security or a portion thereof represents collateral for securities sold short
              (7) Company has filed Chapter 11 bankruptcy.
              (8) Illiquid security
              (9) To the extent permitted by the Statement of Additional
                  Information, the High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to
                  Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2004, the High Yield Bond Fund held the following restricted securities:
              ------------------------------------------------------------------

                                                                                                                  VALUE AS A
                                                                ACQUISITION               ACQUISITION   MARKET       % OF
                                        NAME                       DATE       SHARE/PAR      COST        VALUE    NET ASSETS
                       -----------------------------------------------------------------------------------------------------
                       Rent-Way, Inc.
                         Preferred Stock......................  05/29/2003        15        150,000     150,000     0.00%
                       General Nutrition Centers Series 12.00%
                         Preferred Stock......................  12/18/2003       900        905,400     922,500     0.24%

              See Notes to Financial Statements
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                                                                                     PRINCIPAL
                       BONDS & NOTES -- 94.5%                                          AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.6%
                       Apparel & Textiles -- 0.1%
                       Oxford Industries, Inc. 8.88% 2011*.........................  $  105,000   $    116,025
                       Automotive -- 1.2%
                       AutoNation, Inc. 9.00% 2008.................................     225,000        258,750
                       Lear Corp., Series B 8.11% 2009.............................     130,000        151,450
                       Sonic Automotive, Inc. 8.63% 2013*..........................     255,000        270,300
                       Tenneco Automotive, Inc., Series B 11.63% 2009..............     155,000        166,625
                       TRW Automotive, Inc. 9.38% 2013.............................     300,000        339,750
                       Housing -- 1.0%
                       Brand Services, Inc. 12.00% 2012............................     110,000        128,700
                       Meritage Corp. 9.75% 2011...................................     105,000        118,125
                       Schuler Homes, Inc. 9.38% 2009..............................     235,000        264,375
                       Technical Olympic USA, Inc. 9.00% 2010......................     145,000        158,413
                       Technical Olympic USA, Inc. 10.38% 2012.....................     250,000        287,500
                       Retail -- 1.3%
                       Atlantic Broadband Finance, LLC 9.38% 2014*.................     110,000        111,650
                       General Nutrition Centers, Inc. 8.50% 2010*.................     130,000        135,850
                       Interface, Inc. 7.30% 2008..................................      50,000         49,250
                       Interface, Inc. 9.50% 2014*.................................     190,000        190,475
                       Interface, Inc. 10.38% 2010.................................      60,000         66,900
                       J.C. Penney Co., Inc. 6.88% 2015............................      20,000         21,200
                       J.C. Penney Co., Inc. 7.95% 2017............................     125,000        142,500
                       J.C. Penney Co., Inc. 9.00% 2012............................     140,000        170,100
                       Payless Shoesource, Inc. 8.25% 2013.........................     300,000        298,500
                       Petro Stopping Centers 9.00% 2012*..........................      55,000         55,000
                       Tempur-Pedic, Inc. 10.25% 2010*.............................      91,000        101,010
                                                                                                  -------------
                                                                                                     3,602,448
                                                                                                  -------------
                       CONSUMER STAPLES -- 1.3%
                       Food, Beverage & Tobacco -- 1.3%
                       Delhaize America, Inc. 8.13% 2011...........................     260,000        297,700
                       Michael Foods, Inc. 8.00% 2013*.............................     155,000        162,750
                       Pilgrim's Pride Corp. 9.63% 2011............................     345,000        379,500
                       PPC Escrow Corp. 9.25% 2013*................................     100,000        108,000
                       Smithfield Foods, Inc. 7.63% 2008...........................     315,000        327,600
                       Smithfield Foods, Inc. 8.00% 2009...........................      50,000         53,750
                                                                                                  -------------
                                                                                                     1,329,300
                                                                                                  -------------
                       ENERGY -- 7.1%
                       Energy Services -- 1.2%
                       CMS Energy Corp. 7.50% 2009.................................     135,000        140,737
                       CMS Energy Corp. 8.50% 2011.................................     150,000        162,750
                       Hanover Compressor Co. 8.63% 2010...........................      40,000         42,600
                       Hanover Equipment Trust 8.50% 2008..........................     140,000        151,200
                       Hanover Equipment Trust 8.75% 2011..........................     105,000        113,400
                       Hilcorp Energy LP 10.50% 2010*..............................     255,000        285,600

                                                           ---------------------

                                                                                     PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Magnum Hunter Resources, Inc. 9.60% 2012....................  $  130,000   $    146,900
                       PSEG Energy Holdings, Inc. 8.63% 2008.......................     175,000        193,375
                       Energy Sources -- 5.9%
                       Calpine Canada Energy Finance, ULC 8.50% 2008...............     200,000        165,000
                       Calpine Corp. 8.50% 2010*...................................      85,000         82,450
                       Chesapeake Energy Corp. 7.50% 2013..........................     275,000        299,750
                       Citgo Petroleum Corp. 11.38% 2011...........................     110,000        131,450
                       Empresa Nacional De Petroleo 6.75% 2012.....................     680,000        756,568
                       Empresa Nacional Del Petroleo 6.75% 2012*...................     440,000        491,158
                       Husky Oil, Ltd. 8.90% 2008(1)...............................     145,000        168,381
                       Pemex Project Funding Master Trust 2.92% 2004*(2)...........     610,000        626,775
                       Pemex Project Funding Master Trust 9.13% 2010@..............   1,130,000      1,353,175
                       Petroleos Mexicanos 8.63% 2023..............................     440,000        480,700
                       Petroleos Mexicanos 9.50% 2027..............................     700,000        833,000
                       Tesoro Petroleum Corp. 9.63% 2012...........................     115,000        129,950
                       Tesoro Petroleum Corp., Series B 9.00% 2008.................     130,000        135,200
                       Vintage Petroleum, Inc. 7.88% 2011..........................      25,000         26,500
                       Vintage Petroleum, Inc. 9.75% 2009..........................     175,000        183,750
                                                                                                  -------------
                                                                                                     7,100,369
                                                                                                  -------------
                       FINANCE -- 6.1%
                       Banks -- 3.2%
                       Banque Centrale De Tunisie 7.38% 2012.......................     230,000        260,475
                       Citigroup Global Markets Holdings, Inc. 5.30% 2004..........   1,500,000      1,471,050
                       Citigroup Global Markets Holdings, Inc. 6.00% 2004..........   1,540,000      1,475,936
                       Financial Services -- 2.9%
                       ABB Finance Inc. 6.75% 2004.................................      40,000         40,400
                       ABB International Finance, Ltd. 11.00% 2008.................     115,000        166,095
                       CA FM Lease Trust 8.50% 2017*...............................     257,967        292,568
                       Couche-Tard LP 7.50% 2013*..................................      25,000         27,000
                       Fresenius Medical Care Capital Trust II 7.88% 2008..........     370,000        397,750
                       Hollinger Participation Trust 12.13% 2010*(3)...............     235,601        287,433
                       JSG Funding, PLC 10.13% 2012................................     250,000        356,525
                       Nalco Finance Holdings, Inc. 9.00% 2014*(4).................     210,000        129,675
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007+(5)...........   2,940,000        683,550
                       Safilo Capital International 9.63% 2013*....................     240,000        230,169
                       TRAC-X EM, Ltd. 6.50% 2004(6)...............................     310,000        313,720
                                                                                                  -------------
                                                                                                     6,132,346
                                                                                                  -------------
                       HEALTHCARE -- 1.5%
                       Drugs -- 0.4%
                       AmeriSourceBergen Corp. 8.13% 2008..........................     295,000        329,662
                       Medco Health Solutions, Inc. 7.25% 2013.....................      90,000        100,921
                       Health Services -- 0.9%
                       HCA, Inc. 7.69% 2025........................................     325,000        356,523
                       Manor Care, Inc. 7.50% 2006.................................      20,000         21,850
                       Manor Care, Inc. 8.00% 2008.................................      65,000         74,100
                       National Nephrology Associates, Inc. 9.00% 2011*............      40,000         42,400
                       Omnicare, Inc. 8.13% 2011...................................     130,000        141,050
                       Tenet Healthcare Corp. 6.50% 2012...........................     295,000        268,450
                       Tenet Healthcare Corp. 7.38% 2013...........................      10,000          9,550
                       Medical Products -- 0.2%
                       Fisher Scientific International, Inc. 8.13% 2012............     178,000        191,573
                                                                                                  -------------
                                                                                                     1,536,079
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 4.8%
                       Building Materials -- 0.4%
                       Koppers, Inc. 9.88% 2013*...................................  $   65,000   $     72,150
                       Nortek Holdings, Inc. 10.00% 2011*(4).......................     465,000        348,750
                       Business Services -- 2.5%
                       Advanstar Communications, Inc. 8.68% 2004*(2)...............     189,525        203,029
                       Advanstar Communications, Inc. 10.75% 2010*.................     150,000        165,750
                       Advanstar Communications, Inc. 12.00% 2011..................      35,000         37,975
                       Allied Waste North America 7.88% 2013.......................     155,000        169,144
                       Allied Waste North America 10.00% 2009......................     185,000        199,337
                       Encompass Services Corp. 10.50% 2009+(5)(6)(7)..............     158,890              0
                       Interep National Radio Sales, Inc., Series B 10.00% 2008....     290,000        261,000
                       Iron Mountain, Inc. 7.75% 2015..............................     140,000        146,300
                       Iron Mountain, Inc. 8.63% 2013..............................     225,000        241,312
                       JohnsonDiversey, Inc. 9.63% 2012............................     300,000        364,763
                       Pliant Corp. 13.00% 2010....................................     180,000        162,000
                       United Rentals North America, Inc. 7.75% 2013*..............     190,000        190,950
                       USA Waste Services, Inc. 7.13% 2017.........................     125,000        140,746
                       Waste Management, Inc. 6.88% 2009...........................     235,000        264,553
                       Machinery -- 1.1%
                       Amsted Industries, inc. 10.25% 2011*........................     185,000        207,200
                       Flowserve Corp. 12.25% 2010.................................      65,000         74,750
                       Manitowoc Co., Inc. 10.50% 2012.............................      10,000         11,450
                       Manitowoc Co., Inc. 10.38% 2011.............................     260,000        361,071
                       NMHG Holding Co. 10.00% 2009................................     130,000        143,000
                       Tekni-Plex, Inc. 8.75% 2013*................................      60,000         63,600
                       Tekni-Plex, Inc., Series B 12.75% 2010......................     210,000        230,475
                       Multi-Industry -- 0.3%
                       Jacuzzi Brands, Inc. 9.63% 2010*............................     255,000        279,225
                       Transportation -- 0.5%
                       Laidlaw International, Inc. 10.75% 2011*....................     250,000        290,312
                       United Rentals North America, Inc. 6.50% 2012*..............     180,000        176,850
                                                                                                  -------------
                                                                                                     4,805,692
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 7.1%
                       Broadcasting & Media -- 4.7%
                       Avalon Cable Holding Finance, Inc. 11.88% 2008(4)...........      56,719         59,980
                       Charter Communications Holdings, LLC 10.25% 2010............     200,000        183,000
                       Charter Communications Holdings, LLC 10.75% 2009............     135,000        126,225
                       Charter Communications Holdings, LLC 13.50% 2011(4).........     220,000        167,200
                       CSC Holdings, Inc. 7.25% 2008...............................     160,000        170,800
                       CSC Holdings, Inc. 8.13% 2009...............................     145,000        158,775
                       CSC Holdings, Inc. 10.50% 2016..............................      40,000         46,200
                       Dex Media East, LLC 12.13% 2012.............................     155,000        186,388
                       Dex Media West, LLC 9.88% 2013*.............................     160,000        182,000
                       Dex Media, Inc. 9.00% 2013*(4)..............................     295,000        203,550
                       DirecTV Holdings, LLC 8.38% 2013............................     250,000        283,125
                       Echostar DBS Corp. 6.38% 2011*..............................     330,000        342,375
                       Echostar DBS Corp. 9.38% 2009...............................     465,000        486,799
                       Granite Broadcasting Corp. 9.75% 2010*......................     130,000        129,350
                       Lodgenet Entertainment Corp. 9.50% 2013.....................     125,000        139,375
                       Muzak Finance Corp., LLC 9.88% 2009.........................     225,000        226,969
                       Nexstar Finance, Inc. 7.00% 2014*...........................      75,000         74,250
                       Nextmedia Operating, Inc. 10.75% 2011.......................     280,000        318,500
                       Pegasus Communications Corp. 12.50% 2007....................      30,000         30,750
                       Pegasus Communications Corp., Series B 9.75% 2006...........      65,000         64,025
                       Pegasus Satellite Communications, Inc. 13.50% 2007(4).......      65,000         65,000

                                                           ---------------------

                                                                                     PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Pegasus Satellite Communications, Inc. 12.38% 2006..........  $   30,000   $     30,900
                       PEI Holdings, Inc. 11.00% 2010..............................     105,000        122,325
                       PRIMEDIA, Inc. 8.88% 2011...................................     235,000        245,575
                       Renaissance Media Group 10.00% 2008(4)......................      95,000         98,800
                       Salem Communications Holding Corp. 7.75% 2010...............     105,000        112,087
                       Salem Communications Holding Corp. 9.00% 2011...............     200,000        222,500
                       Telenet Group Holding NV 11.50% 2014*(4)....................      25,000         15,500
                       Vivendi Universal SA 9.25% 2010.............................     185,000        216,450
                       Entertainment Products -- 0.3%
                       Muzak, LLC 10.00% 2009......................................     130,000        139,750
                       Telenet Communications NV 9.00% 2013*.......................     135,000        177,390
                       Leisure & Tourism -- 2.1%
                       Harrah's Operating Co., Inc. 7.88% 2005.....................     195,000        211,819
                       Hilton Hotels Corp. 7.63% 2012..............................      40,000         44,800
                       Hilton Hotels Corp. 7.95% 2007..............................     235,000        256,150
                       Horseshoe Gaming Holding Corp., Series B 8.63% 2009.........     255,000        268,387
                       MGM Mirage, Inc. 6.00% 2009.................................     295,000        306,800
                       Park Place Entertainment Corp. 8.88% 2008...................     300,000        342,000
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% 2007........      65,000         69,713
                       Starwood Hotels & Resorts Worldwide, Inc. 8.38% 2012........     110,000        122,650
                       Station Casinos, Inc. 6.50% 2014*...........................     295,000        302,375
                       Venetian Casino Resort, LLC 11.00% 2010.....................     135,000        153,900
                                                                                                  -------------
                                                                                                     7,104,507
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 4.8%
                       Communication Equipment -- 0.3%
                       American Tower Corp. 7.50% 2012*............................     130,000        126,100
                       American Tower Corp. 9.38% 2009.............................     195,000        207,187
                       Rhythms NetConnections, Inc., Series B 13.50%
                         2008+(5)(6)(7)............................................   1,528,580              0
                       Rhythms NetConnections, Inc., Series B 14.00%
                         2010+(5)(6)(7)............................................     367,351              0
                       Computers & Business Equipment -- 0.4%
                       Xerox Capital Europe, PLC 5.88% 2004........................     150,000        151,125
                       Xerox Corp. 7.13% 2010......................................     255,000        271,575
                       Electronics -- 0.5%
                       General Cable Corp. 9.50% 2010*.............................      95,000        103,313
                       Rayovac Corp. 8.50% 2013....................................     145,000        157,687
                       UCAR Finance, Inc. 10.25% 2012..............................     230,000        264,500
                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% 2010+(5)(6)(7)...........     378,958              0
                       Telecommunications -- 3.6%
                       Avaya, Inc. 11.13% 2009.....................................     295,000        345,887
                       AXtel SA 11.00% 2013*.......................................     265,000        270,300
                       Dobson Communications Corp. 10.88% 2010.....................     155,000        168,950
                       MetroPCS, Inc. 10.75% 2011*.................................     220,000        226,600
                       Nextel Communications, Inc. 7.38% 2015......................      45,000         48,319
                       Nextel Communications, Inc. 9.38% 2009......................     390,000        421,687
                       Nextel Partners, Inc. 11.00% 2010...........................     205,000        224,475
                       Primus Telecommunications Group 8.00% 2014*.................     375,000        369,844
                       Qwest Services Corp. 13.00% 2007*...........................     185,000        217,375
                       Satelites Mexicanos SA de CV 10.13% 2004+(5)(7).............   1,333,000        559,860
                       SBA Communications Corp. 9.75% 2011*(4).....................     140,000        100,100
                       SBA Communications Corp. 10.25% 2009........................     250,000        252,500
                       SBA Communications Corp. 12.00% 2008(4).....................      51,000         55,080

---------------------

                                                                                     PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       United States West Communications Inc. 5.63% 2008...........  $  110,000   $    108,900
                       United States West Communications, Inc. 6.63% 2005..........     185,000        191,938
                                                                                                  -------------
                                                                                                     4,843,302
                                                                                                  -------------
                       MATERIALS -- 5.8%
                       Chemicals -- 2.7%
                       Avecia Group, PLC 11.00% 2009...............................     200,000        188,000
                       Equistar Chemical 10.13% 2008...............................     225,000        244,125
                       Equistar Chemical 10.63% 2011...............................     175,000        189,875
                       FMC Corp. 10.25% 2009.......................................      85,000         99,025
                       Huntsman International, LLC 10.13% 2009.....................     275,000        326,175
                       International Specialty Holdings, Inc. 10.63% 2009..........     285,000        316,350
                       Messer Grieshiem Holding AG 10.38% 2011.....................     130,000        193,489
                       Millennium America, Inc. 7.00% 2006.........................     130,000        133,900
                       Millennium America, Inc. 9.25% 2008.........................     190,000        207,100
                       Nalco Co. 7.75% 2011*.......................................     245,000        258,475
                       Rhodia SA 8.88% 2011*.......................................     240,000        213,600
                       Rockwood Specialties Group, Inc. 10.63% 2011................     155,000        172,437
                       SGL Carbon Luxembourg SA 8.50% 2012*........................      55,000         70,215
                       Westlake Chemical Corp. 8.75% 2011..........................      95,000        103,550
                       Forest Products -- 2.3%
                       Georgia-Pacific Corp. 8.88% 2010............................     325,000        366,437
                       Graphic Packaging Corp. 9.50% 2013*.........................     255,000        280,500
                       Louisiana-Pacific Corp. 8.88% 2010..........................     100,000        119,500
                       Louisiana-Pacific Corp. 10.88% 2008.........................      45,000         53,325
                       Norampac, Inc. 6.75% 2013...................................     110,000        116,325
                       Owens-Brockway Glass Container, Inc. 7.75% 2011.............      20,000         21,300
                       Owens-Illinois, Inc. 7.50% 2010.............................     475,000        489,250
                       Pliant Corp. 13.00% 2010....................................      15,000         13,500
                       Tembec Indiana, Inc. 8.50% 2011.............................     325,000        315,250
                       Tjiwi Kimia Fin Mauritius, Ltd. 10.00% 2004+(5).............     640,000        220,800
                       Tjiwi Kimia International Finance BV 13.25% 2049+(5)........     900,000        310,500
                       Metals & Minerals -- 0.8%
                       Glencore Nickel Property, Ltd. 9.00% 2014+(5)(6)(8).........     135,000             14
                       Intermet Corp. 9.75% 2009...................................     195,000        201,825
                       Murrin Murrin Holdings Property., Ltd. 9.38% 2007+(5)(6)....     600,000             60
                       Trimas Corp. 9.88% 2012.....................................     260,000        278,200
                       United States Steel Corp. 9.75% 2010........................     280,000        317,800
                                                                                                  -------------
                                                                                                     5,820,902
                                                                                                  -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 48.0%
                       Foreign Government -- 48.0%
                       Central Bank of Nigeria, Series WW 6.25% 2020(4)............   1,000,000        910,000
                       Federal Republic of Brazil 8.00% 2014.......................   1,988,727      1,953,924
                       Federal Republic of Brazil 8.25% 2034@......................     760,000        653,600
                       Federal Republic of Brazil 8.88% 2024.......................   2,650,000      2,477,750
                       Federal Republic of Brazil 11.00% 2040......................   1,720,000      1,874,800
                       Federal Republic of Brazil 11.25% 2007......................   1,380,000      1,587,000
                       Federal Republic of Brazil 12.25% 2030......................   1,050,000      1,275,750
                       Federal Republic of Brazil 14.50% 2009@.....................   1,870,000      2,393,600
                       Government of Malaysia 7.50% 2011...........................     790,000        933,543
                       Republic of Argentina zero coupon 2005+(5)..................   1,200,000        396,000
                       Republic of Argentina 6.00% 2023............................     707,000        334,058
                       Republic of Bulgaria 8.25% 2015@............................     799,000        946,093
                       Republic of Colombia 9.75% 2011.............................     797,849        895,586
                       Republic of Columbia 10.38% 2033............................     760,000        820,800

                                                           ---------------------

                                                                                     PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS (continued)
                       Foreign Government (continued)
                       Republic of Ecuador 7.00% 2004(4)@..........................  $3,460,000   $  2,958,300
                       Republic of Ivory Coast 2.00% 2018..........................     570,000         96,900
                       Republic of Panama 9.38% 2029...............................     460,000        524,400
                       Republic of Panama 9.63% 2011...............................     420,000        485,100
                       Republic of Peru 8.75% 2033.................................     590,000        570,825
                       Republic of Peru 9.88% 2015.................................   1,065,000      1,208,775
                       Republic of South Africa 8.50% 2017.........................     910,000      1,096,550
                       Republic of Venezuela 9.25% 2027............................   1,270,000      1,120,775
                       Republic of Venezuela 9.38% 2034............................   1,240,000      1,091,200
                       Republic of Venezuela 10.75% 2013...........................   1,350,000      1,366,875
                       Russian Federation 5.00% 2007(4)@...........................   7,844,556      7,649,438
                       Russian Federation 8.25% 2010...............................     950,000      1,061,625
                       Russian Federation 12.75% 2028@.............................     775,000      1,243,875
                       Russian Government Bonds 11.00% 2018@.......................   1,761,000      2,403,765
                       State of Qatar 9.75% 2030...................................     320,000        454,480
                       The Dominican Republic 9.04% 2013...........................     530,000        424,000
                       United Mexican States 8.38% 2011@...........................   1,790,000      2,116,675
                       United Mexican States 10.38% 2009@..........................     370,000        468,050
                       United Mexican States 11.38% 2016@..........................   3,020,000      4,295,950
                                                                                                  -------------
                                                                                                    48,090,062
                                                                                                  -------------
                       REAL ESTATE -- 1.2%
                       Real Estate Companies -- 0.8%
                       CB Richard Ellis Services, Inc. 9.75% 2010..................      55,000         62,425
                       CB Richard Ellis Services, Inc. 11.25% 2011.................     280,000        319,900
                       LNR Property Corp. 7.25% 2013*..............................      45,000         48,150
                       LNR Property Corp. 7.63% 2013...............................     315,000        340,200
                       Real Estate Investment Trusts -- 0.4%
                       Host Marriott LP 7.13% 2013*................................     195,000        199,388
                       iStar Financial, Inc. 8.75% 2008............................     150,000        171,375
                                                                                                  -------------
                                                                                                     1,141,438
                                                                                                  -------------
                       UTILITIES -- 3.2%
                       Electric Utilities -- 1.4%
                       AES Corp. 8.88% 2011........................................      26,000         28,730
                       AES Corp. 9.00% 2015*.......................................     175,000        200,375
                       AES Corp. 9.38% 2010........................................      30,000         33,750
                       Allegheny Energy, Inc. 7.75% 2005...........................     105,000        109,200
                       BRL Universal Equipment 2001 A., LP 8.88% 2008..............     265,000        288,188
                       Ipalco Enterprises, Inc. 8.63% 2011.........................      80,000         91,200
                       Monongahela Power Co. 5.00% 2006............................     205,000        208,331
                       MSW Energy Holdings, LLC 7.38% 2010*........................     175,000        183,750
                       MSW Energy Holdings, LLC 8.50% 2010.........................      45,000         49,500
                       Nevada Power Co. 9.00% 2013*................................     175,000        194,250
                       Gas & Pipeline Utilities -- 1.6%
                       Dynegy Holdings, Inc. 6.88% 2011............................     300,000        276,750
                       Dynegy Holdings, Inc. 9.88% 2010*...........................     135,000        149,175
                       El Paso Production Holding Co. 7.75% 2013*..................     285,000        282,150
                       GulfTerra Energy Partners LP 8.50% 2010.....................      47,000         53,639
                       GulfTerra Energy Partners LP 10.63% 2012....................     168,000        208,320
                       Northwest Pipeline Corp. 8.13% 2010.........................      45,000         50,400
                       Southern Natural Gas Co. 8.88% 2010.........................      85,000         94,350
                       Transcontinental Gas Pipe Line Corp. 8.88% 2012.............      70,000         83,737
                       Williams Cos., Inc. 7.88% 2021..............................     355,000        363,875

---------------------

                                                                                     PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 0.2%
                       Centennial Communications Corp. 8.13% 2014*.................  $  225,000   $    220,500
                                                                                                  -------------
                                                                                                     3,170,170
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $91,492,909)......................                 94,676,615
                                                                                                  -------------
                       COMMON STOCK -- 0.2%                                            SHARES
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Business Services -- 0.1%
                       Song Networks Holding AB+...................................       9,354         93,364
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       Motient Corp.+..............................................      15,247         76,997
                       Ventelo GmbH+(6)............................................      11,286              0
                                                                                                  -------------
                                                                                                        76,997
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $706,592)..........................                    170,361
                                                                                                  -------------
                       PREFERRED STOCK -- 1.0%
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 0.4%
                       Energy Services -- 0.4%
                       TNP Enterprises, Inc. 14.50%(3).............................         347        405,990
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 0.3%
                       Broadcasting & Media -- 0.3%
                       Paxson Communications Corp. 13.25%(3).......................          23        227,700
                       Paxson Communications Corp. 9.75%*(3).......................           8         66,200
                                                                                                  -------------
                                                                                                       293,900
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Telecommunications -- 0.3%
                       Dobson Communications Corp. 13.00%..........................     262,000        280,340
                       Dobson Communications Corp. Convertible Series*.............         335         64,404
                       Song Networks Holding Convertible...........................       2,622         13,085
                                                                                                  -------------
                                                                                                       357,829
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $685,115).......................                  1,057,719
                                                                                                  -------------
                       WARRANTS -- 0.0%+
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Occidente Y Caribe Expires 03/15/2004(6)....................       4,100              0
                                                                                                  -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Central Bank of Nigeria Expires 11/15/2020(6)...............         750              0
                                                                                                  -------------
                       UTILITIES -- 0.0%
                       Electric Utilities -- 0.0%
                       TNP Enterprises Expires 04/01/2011*.........................         600          1,200
                                                                                                  -------------
                       TOTAL WARRANTS (cost $49,317)...............................                      1,200
                                                                                                  -------------

                                                           ---------------------

                       RIGHTS -- 0.0%+                                                 SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela(6) (cost $0)..........................       2,650   $          0
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $92,933,932)..............                 95,905,895
                                                                                                  -------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.1%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.1%
                       United States Treasury Bills 0.95%
                         due 07/15/04 (cost $99,567)@..............................  $  100,000         99,531
                                                                                                  -------------
                       REPURCHASE AGREEMENT -- 2.3%
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.3%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.40%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $2,271,076 and collateralized by
                         $1,680,000 of United States Treasury Bonds, bearing
                         interest at 8.00% due 11/15/21 having an approximate value
                         of $2,323,099 (cost $2,271,000)@..........................   2,271,000      2,271,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $95,304,499; Note 3)                     98.1%                        98,276,426
                       Other assets less liabilities --                  1.9                          1,898,537
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $100,174,963
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the aggregate value of these securities was $11,016,858 representing 11.00% of net assets.
               @ The security or a portion thereof represents collateral for open future contracts.
              (1) Variable rate security -- the rate reflected is as of January
                  31, 2004; maturity date reflects next reset date.
              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2004.
              (3) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.
              (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (5) Bond in default
              (6) Fair valued security; see Note 2.
              (7) Company has filed Chapter 11 bankruptcy.
              (8) Company has filed bankruptcy.

---------------------
    38

              Allocation of investments as a percentage of net assets by country as of January 31, 2004:

United States..........................   57.8%
Russia.................................   12.3%
Brazil.................................    7.6%
Venezuela..............................    3.6%
Ecuador................................    2.9%
Peru...................................    1.8%
Chile..................................    1.2%
South Africa...........................    1.1%
Panama.................................    1.0%
Malaysia...............................    0.9%
Nigeria................................    0.9%
Czech Republic.........................    0.8%
Argentina..............................    0.7%
Mexico.................................    0.6%
Bangladesh.............................    0.6%
Netherlands............................    0.5%
Qatar..................................    0.5%
Mexico.................................    0.5%
Canada.................................    0.4%
Dominican Republic.....................    0.4%
Ireland................................    0.4%
Luxembourg.............................    0.3%
Tunisia................................    0.3%
Belgium................................    0.2%
France.................................    0.2%
Germany................................    0.2%
Switzerland............................    0.2%
China..................................    0.1%
Sweden.................................    0.1%
                                          ------
                                          98.1%
                                          ======

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                   UNREALIZED
                        NUMBER OF                                   EXPIRATION   VALUE AT       VALUE AS OF      APPRECIATION/
                        CONTRACTS            DESCRIPTION               DATE     TRADE DATE    JANUARY 31, 2004   (DEPRECIATION)
                       --------------------------------------------------------------------------------------------------------
                       188   Short  U.S. Treasury 5 Year Note.....  March 2004  $20,844,375     $21,117,688        $(273,313)
                        46   Short  U.S. Treasury 10 Year Note....  March 2004    5,125,241       5,218,125          (92,884)
                        10   Short  U.S. Treasury 5 Year Note.....  March 2004    1,124,747       1,123,281            1,465
                         6   Short  U.S. Treasury 20 Year Note....  March 2004      654,730         668,063          (13,332)
                         5   Short  U.S. Treasury 10 Year Note....  March 2004      556,064         567,188          (11,123)
                                                                                                                   ----------
                                                                                                                   $(389,187)
                                                                                                                   ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                            CONTRACT                        IN                   DELIVERY           GROSS UNREALIZED
                           TO DELIVER                  EXCHANGE FOR                DATE               APPRECIATION
                       ---------------------------------------------------------------------------------------------
                       SEK         600,000          USD         81,839          03/19/2004              $ 1,081
                       *EUR      1,650,000          USD      2,090,535          04/26/2004               40,348
                                                                                                        --------
                                                                                                         41,429
                                                                                                        --------

                            CONTRACT                        IN                   DELIVERY           GROSS UNREALIZED
                           TO DELIVER                  EXCHANGE FOR                DATE              (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------
                       *USD        100,196          EUR         80,000          04/26/2004                 (793)
                                                                                                        --------
                                Net Unrealized Appreciation (Depreciation)................              $40,636
                                                                                                        ========

              -----------------------------
               * Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

              SEK -- Swedish Krona
              USD -- United States Dollar
              EUR -- Euro

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 64.9%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.9%
                       Retail -- 1.9%
                       Home Depot, Inc. ...........................................       57,800   $  2,050,166
                       Wal-Mart Stores, Inc. ......................................       88,600      4,771,110
                                                                                                   -------------
                                                                                                      6,821,276
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.2%
                       Food, Beverage & Tobacco -- 2.5%
                       Altria Group, Inc. .........................................       41,400      2,301,426
                       Coca-Cola Co. ..............................................       95,600      4,707,344
                       Wm. Wrigley Jr. Co. ........................................       32,000      1,800,640
                       Household Products -- 2.7%
                       Estee Lauder Cos., Inc., Class A............................       71,400      2,925,258
                       Gillette Co. ...............................................       55,000      1,993,750
                       Procter & Gamble Co. .......................................       47,100      4,760,868
                                                                                                   -------------
                                                                                                     18,489,286
                                                                                                   -------------
                       ENERGY -- 4.9%
                       Energy Services -- 2.2%
                       Exxon Mobil Corp. ..........................................       97,100      3,960,709
                       Marathon Oil Corp. .........................................       60,000      1,948,800
                       Southern Co. ...............................................       63,100      1,880,380
                       Energy Sources -- 2.7%
                       Apache Corp. ...............................................       53,800      2,070,224
                       Burlington Resources, Inc. .................................       38,900      2,129,386
                       EOG Resources, Inc. ........................................       32,400      1,467,720
                       Smith International, Inc.+..................................       75,800      3,673,268
                                                                                                   -------------
                                                                                                     17,130,487
                                                                                                   -------------
                       FINANCE -- 12.8%
                       Banks -- 2.0%
                       Bank of America Corp. ......................................       30,600      2,492,676
                       Mellon Financial Corp. .....................................       76,700      2,508,857
                       Wells Fargo & Co. ..........................................       33,900      1,946,199
                       Financial Services -- 8.6%
                       American Express Co. .......................................       77,300      4,007,232
                       Capital One Financial Corp. ................................       33,000      2,345,640
                       CIT Group, Inc. ............................................       81,700      3,098,064
                       Citigroup, Inc. ............................................      144,100      7,130,068
                       Freddie Mac.................................................       24,000      1,498,080
                       Goldman Sachs Group, Inc. ..................................       23,500      2,339,425
                       J.P. Morgan Chase & Co. ....................................       92,200      3,585,658
                       Merrill Lynch & Co., Inc. ..................................       49,300      2,898,347
                       Morgan Stanley..............................................       61,800      3,597,378

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.2%
                       Allstate Corp. .............................................       54,000   $  2,454,840
                       Ambac Financial Group, Inc. ................................       15,000      1,121,550
                       Berkshire Hathaway, Inc., Class B+..........................        1,400      4,173,400
                                                                                                   -------------
                                                                                                     45,197,414
                                                                                                   -------------
                       HEALTHCARE -- 9.9%
                       Drugs -- 5.1%
                       Amgen, Inc.+................................................       23,900      1,541,311
                       Bristol-Myers Squibb Co. ...................................      100,600      2,821,830
                       Cephalon, Inc.+.............................................       22,000      1,206,040
                       Merck & Co., Inc. ..........................................       73,000      3,474,800
                       Pfizer, Inc. ...............................................      181,040      6,631,495
                       Teva Pharmaceutical Industries, Ltd. ADR....................       39,700      2,484,823
                       Health Services -- 1.6%
                       Aetna, Inc. ................................................       34,400      2,408,000
                       Anthem, Inc.+...............................................       40,000      3,271,200
                       Medical Products -- 3.2%
                       Becton Dickinson & Co. .....................................       45,000      2,027,700
                       Genentech, Inc.+............................................       31,000      2,960,500
                       Johnson & Johnson...........................................       66,000      3,525,720
                       St. Jude Medical, Inc.+.....................................       37,500      2,694,375
                                                                                                   -------------
                                                                                                     35,047,794
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.1%
                       Aerospace & Military Technology -- 2.7%
                       Boeing Co. .................................................       56,000      2,338,000
                       Gentex Corp. ...............................................       55,500      2,427,015
                       Northrop Grumman Corp. .....................................       23,500      2,272,685
                       United Technologies Corp. ..................................       27,200      2,598,688
                       Business Services -- 1.0%
                       Interpublic Group of Cos., Inc.+............................       70,000      1,157,800
                       Magna International, Inc., Class A ADR(3)...................       30,000      2,435,400
                       Machinery -- 1.7%
                       Caterpillar, Inc. ..........................................       20,000      1,562,600
                       Deere & Co. ................................................       31,600      1,978,160
                       Tyco International, Ltd. ...................................       86,800      2,321,900
                       Multi-Industry -- 3.8%
                       3M Co. .....................................................       32,900      2,602,061
                       General Electric Co. .......................................      235,100      7,906,413
                       Honeywell International, Inc. ..............................       75,000      2,709,000
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................       45,500      3,242,785
                                                                                                   -------------
                                                                                                     35,552,507
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.4%
                       Broadcasting & Media -- 1.4%
                       Time Warner, Inc.+..........................................      130,000      2,284,100
                       Walt Disney Co. ............................................      110,500      2,652,000

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 1.0%
                       Carnival Corp. .............................................       52,200   $  2,318,724
                       McDonald's Corp. ...........................................       42,250      1,087,515
                                                                                                   -------------
                                                                                                      8,342,339
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 15.4%
                       Communication Equipment -- 0.8%
                       Motorola, Inc. .............................................      169,000      2,802,020
                       Computers & Business Equipment -- 4.6%
                       Dell, Inc.+.................................................      101,800      3,407,246
                       EMC Corp.+..................................................      137,000      1,923,480
                       Hewlett-Packard Co. ........................................      202,200      4,810,338
                       International Business Machines Corp. ......................       33,100      3,284,513
                       VERITAS Software Corp.+.....................................       85,100      2,796,386
                       Computer Software -- 1.9%
                       Microsoft Corp. ............................................      245,400      6,785,310
                       Electronics -- 4.2%
                       Agilent Technologies, Inc.+.................................       47,500      1,750,850
                       Applied Materials, Inc.+....................................      142,200      3,094,272
                       Broadcom Corp., Class A+....................................       30,000      1,217,700
                       Intel Corp. ................................................      109,300      3,344,580
                       KLA-Tencor Corp.+...........................................       40,000      2,282,800
                       Solectron Corp.+............................................      178,900      1,270,190
                       Texas Instruments, Inc. ....................................       55,900      1,752,465
                       Internet Content -- 0.5%
                       Yahoo!, Inc.+...............................................       35,400      1,658,490
                       Telecommunications -- 3.4%
                       Cisco Systems, Inc.+........................................      130,200      3,338,328
                       Nextel Communications, Inc., Class A+.......................      126,100      3,327,779
                       Verizon Communications, Inc. ...............................       95,000      3,501,700
                       Vodafone Group, PLC ADR.....................................       78,900      2,019,840
                                                                                                   -------------
                                                                                                     54,368,287
                                                                                                   -------------
                       MATERIALS -- 2.3%
                       Chemicals -- 0.8%
                       Monsanto Co. ...............................................       88,400      2,704,156
                       Forest Products -- 0.6%
                       MeadWestvaco Corp. .........................................       75,100      2,025,447
                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................       55,000      1,879,900
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       37,700      1,389,622
                                                                                                   -------------
                                                                                                      7,999,125
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $202,901,603)......................                 228,948,515
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 35.2%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Retail -- 0.4%
                       Target Corp. 4.00% 2013.....................................  $ 1,000,000   $    949,602
                       Wal Mart Stores, Inc. 4.55% 2013............................      500,000        497,820
                                                                                                   -------------
                                                                                                      1,447,422
                                                                                                   -------------
                       ENERGY -- 0.3%
                       Energy Services -- 0.3%
                       BP Capital Markets, PLC 2.63% 2007..........................    1,000,000        996,989
                                                                                                   -------------
                       FINANCE -- 7.1%
                       Banks -- 3.4%
                       Bank of New York Co., Inc. 2.20% 2006.......................    3,000,000      3,001,725
                       Bank One Corp. 2.63% 2008...................................    3,000,000      2,903,397
                       Inter-American Development Bank 3.38% 2008..................    2,500,000      2,532,410
                       Kreditanstalt fur Wiederaufbau 2.38% 2006...................    2,000,000      2,005,266
                       US Bank National Association 2.85% 2006.....................    1,500,000      1,511,736
                       Financial Services -- 3.7%
                       Citigroup, Inc. 3.50% 2008..................................    3,000,000      3,027,717
                       CS First Boston Mtg. Securities Corp. 6.48% 2040............    2,500,000      2,775,926
                       Ford Motor Credit Co. 7.00% 2013............................    1,000,000      1,056,113
                       General Electric Capital Corp. 3.50% 2008...................    3,000,000      3,016,575
                       Goldman Sachs Group, Inc. 4.13% 2008........................    3,000,000      3,085,110
                                                                                                   -------------
                                                                                                     24,915,975
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.8%
                       Telecommunications -- 0.8%
                       AT&T Broadband Corp. 8.38% 2013.............................    1,000,000      1,228,382
                       GTE Corp. 6.60% 2005........................................    1,500,000      1,602,845
                                                                                                   -------------
                                                                                                      2,831,227
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 26.6%
                       U.S. Government Agencies -- 14.7%
                       Federal Farm Credit Bank 2.13% 2005.........................    4,000,000      4,022,028
                       Federal Home Loan Bank 2.00% 2006...........................    1,000,000        997,779
                       Federal Home Loan Bank 3.88% 2013...........................    2,500,000      2,383,952
                       Federal National Mtg. Assoc. 1.67% 2004(1)..................    1,750,000      1,749,634
                       Federal National Mtg. Assoc. 2.38% 2005.....................    1,000,000      1,004,374
                       Federal National Mtg. Assoc. 4.00% 2008.....................    2,500,000      2,550,873
                       Federal National Mtg. Assoc. 4.75% 2013.....................    4,000,000      3,972,448
                       Federal National Mtg. Assoc. 5.00% 2018.....................    2,875,297      2,944,363
                       Federal National Mtg. Assoc. 5.00% 2033.....................    2,893,643      2,876,694
                       Federal National Mtg. Assoc. 5.50% 2017.....................    2,293,829      2,382,254
                       Federal National Mtg. Assoc. 5.50% 2033.....................    1,818,221      1,851,354
                       Federal National Mtg. Assoc. 5.75% 2008.....................      750,000        825,546
                       Federal National Mtg. Assoc. 6.00% 2008.....................    2,250,000      2,500,304
                       Federal National Mtg. Assoc. 6.00% 2032.....................      826,423        858,457
                       Federal National Mtg. Assoc. 6.00% 2033.....................    2,546,745      2,645,015
                       Government National Mtg. Assoc. 5.00% 2033..................    6,223,745      6,197,683
                       Government National Mtg. Assoc. 5.50% 2033..................    7,062,205      7,217,705
                       Government National Mtg. Assoc. 5.50% 2034..................    4,591,101      4,691,839
                       U.S. Treasuries -- 11.9%
                       United States Treasury Bonds 11.25% 2015....................    1,530,000      2,466,467
                       United States Treasury Notes 1.88% 2005.....................    6,500,000      6,510,920
                       United States Treasury Notes 2.63% 2008.....................    6,000,000      5,932,500

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 35.2%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Treasuries (continued)
                       United States Treasury Notes 3.00% 2007.....................  $10,000,000   $ 10,112,110
                       United States Treasury Notes 3.38% 2008.....................    5,000,000      5,057,323
                       United States Treasury Notes 4.25% 2013(2)..................   10,000,000     10,090,620
                       United States Treasury Notes 7.00% 2006.....................    1,750,000      1,955,216
                                                                                                   -------------
                                                                                                     93,797,458
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $123,633,502).....................                 123,989,071
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $326,535,105).............                 352,937,586
                                                                                                   -------------
                       REPURCHASE AGREEMENT -- 2.5%
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.5%
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account (Note 2)(3).......................................      909,000        909,000
                       UBS AG Joint Repurchase Agreement Account (Note 2)(3).......    8,000,000      8,000,000
                                                                                                   -------------
                       TOTAL REPURCHASE AGREEMENT (cost $8,909,000)................                   8,909,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $335,444,105; Note 3)                    102.6%                    361,846,586
                       Liabilities in excess of other assets --          (2.6)                     (9,314,542)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $352,532,044
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
              ADR -- American Depository Receipt
              (1) Variable rate security -- the rate reflected is as of January
                  31, 2004; maturity date reflects next reset date.
              (2) The security or portion thereof is out on loan; see Note 2.
              (3) The security or a portion thereof is purchased with the cash collateral received from securities loaned.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 59.4%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.9%
                       Housing -- 0.7%
                       Newell Rubbermaid, Inc. ....................................      222,900   $  5,445,447
                       Retail -- 1.2%
                       Home Depot, Inc. ...........................................       80,400      2,851,788
                       May Department Stores Co. ..................................       40,000      1,316,000
                       Rite Aid Corp.+.............................................      200,600      1,159,468
                       Sears Roebuck & Co. ........................................       99,300      4,394,025
                       TJX Cos., Inc. .............................................       28,100        646,019
                                                                                                   -------------
                                                                                                     15,812,747
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.3%
                       Food, Beverage & Tobacco -- 2.7%
                       Altria Group, Inc. .........................................       94,700      5,264,373
                       Archer-Daniels-Midland Co. .................................      215,666      3,377,330
                       Diageo, PLC.................................................      147,000      1,927,556
                       Kellogg Co. ................................................      134,000      5,066,540
                       Kroger Co.+.................................................      258,590      4,791,673
                       PepsiCo, Inc................................................       27,700      1,309,102
                       Sara Lee Corp. .............................................       22,700        483,964
                       Household Products -- 1.6%
                       Colgate-Palmolive Co. ......................................       15,000        769,050
                       Gillette Co. ...............................................       50,300      1,823,375
                       Kimberly-Clark Corp. .......................................      167,900      9,916,174
                       Procter & Gamble Co. .......................................        6,500        657,020
                                                                                                   -------------
                                                                                                     35,386,157
                                                                                                   -------------
                       ENERGY -- 10.3%
                       Energy Services -- 7.4%
                       BJ Services Co.+............................................       72,900      2,853,306
                       BP, PLC ADR.................................................      129,750      6,176,100
                       Cinergy Corp. ..............................................       40,500      1,566,135
                       ConocoPhillips..............................................       35,400      2,332,152
                       Dominion Resources, Inc. ...................................       14,000        898,240
                       Entergy Corp. ..............................................       25,700      1,502,936
                       Exelon Corp. ...............................................       26,600      1,781,668
                       Exxon Mobil Corp. ..........................................      219,376      8,948,347
                       FirstEnergy Corp. ..........................................       41,070      1,540,946
                       FPL Group, Inc. ............................................       15,600      1,025,700
                       GlobalSantaFe Corp. ........................................      299,600      8,179,080
                       Noble Corp.+................................................      275,700     10,228,470
                       PPL Corp. ..................................................       56,300      2,574,036
                       Schlumberger, Ltd. .........................................      102,100      6,246,478
                       TXU Corp. ..................................................      232,700      5,584,800
                       Energy Sources -- 2.9%
                       Calpine Corp.+..............................................      763,200      4,441,824
                       Cooper Cameron Corp.+.......................................       69,500      2,898,150
                       Devon Energy Corp. .........................................      146,360      8,263,486
                       Newfield Exploration Co.+...................................       19,100        901,329

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Occidental Petroleum Corp. .................................      122,020   $  5,374,981
                       Total Fina Elf SA -- ADR....................................       15,600      1,377,480
                       Unocal Corp. ...............................................       34,000      1,251,880
                                                                                                   -------------
                                                                                                     85,947,524
                                                                                                   -------------
                       FINANCE -- 14.3%
                       Banks -- 5.6%
                       Bank of America Corp. ......................................       77,726      6,331,560
                       Bank One Corp. .............................................      100,400      5,081,244
                       FleetBoston Financial Corp. ................................      218,459      9,738,902
                       Mellon Financial Corp. .....................................      317,900     10,398,509
                       PNC Financial Services Group................................       41,800      2,362,118
                       SouthTrust Corp. ...........................................       56,100      1,906,839
                       SunTrust Banks, Inc. .......................................       85,700      6,201,252
                       U.S. Bancorp................................................       81,128      2,293,489
                       Wachovia Corp. .............................................       26,500      1,225,360
                       Wells Fargo & Co. ..........................................       12,000        688,920
                       Financial Services -- 5.2%
                       American Express Co. .......................................       38,100      1,975,104
                       Citigroup, Inc. ............................................      306,233     15,152,409
                       Fannie Mae..................................................       81,600      6,291,360
                       Franklin Resources, Inc. ...................................       11,400        658,578
                       Freddie Mac.................................................       66,620      4,158,420
                       J.P. Morgan Chase & Co. ....................................       59,700      2,321,733
                       Merrill Lynch & Co., Inc. ..................................      148,602      8,736,312
                       Morgan Stanley..............................................       71,700      4,173,657
                       Insurance -- 3.5%
                       Allstate Corp. .............................................      215,440      9,793,902
                       Chubb Corp. ................................................       52,200      3,731,778
                       Hartford Financial Services Group, Inc. ....................      119,140      7,665,468
                       Marsh & McLennan Cos., Inc. ................................        6,600        309,738
                       MetLife, Inc. ..............................................       76,990      2,583,014
                       SAFECO Corp. ...............................................       20,500        892,365
                       Travelers Property Casualty Corp., Class A..................      245,101      4,451,034
                                                                                                   -------------
                                                                                                    119,123,065
                                                                                                   -------------
                       HEALTHCARE -- 6.3%
                       Drugs -- 3.9%
                       Merck & Co., Inc. ..........................................      116,900      5,564,440
                       Novartis AG.................................................       85,800      3,860,353
                       Pfizer, Inc. ...............................................      272,000      9,963,360
                       Roche Holding AG............................................       23,600      2,389,802
                       Schering-Plough Corp. ......................................      529,730      9,291,464
                       Wyeth.......................................................       27,700      1,134,315
                       Health Services -- 0.5%
                       Apria Healthcare Group, Inc.+...............................       42,500      1,294,125
                       Lincare Holdings, Inc.+.....................................        4,300        138,374
                       Tenet Healthcare Corp.+.....................................      223,600      2,772,640
                       Medical Products -- 1.9%
                       Baxter International, Inc. .................................      112,600      3,282,290
                       C.R. Bard, Inc. ............................................        4,100        386,220
                       Johnson & Johnson...........................................      226,900     12,120,998
                                                                                                   -------------
                                                                                                     52,198,381
                                                                                                   -------------

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 3.7%
                       Aerospace & Military Technology -- 0.9%
                       Lockheed Martin Corp. ......................................      114,900   $  5,586,438
                       Northrop Grumman Corp. .....................................       16,200      1,566,702
                       Business Services -- 0.2%
                       Magna International, Inc., Class A ADR......................       20,200      1,639,836
                       Machinery -- 0.8%
                       Deere & Co. ................................................       41,600      2,604,160
                       Tyco International, Ltd. ...................................      153,200      4,098,100
                       Multi-Industry -- 0.9%
                       General Electric Co. .......................................      203,500      6,843,705
                       Honeywell International, Inc. ..............................       13,000        469,560
                       Transportation -- 0.9%
                       Burlington Northern Santa Fe Corp. .........................      129,300      4,154,409
                       Union Pacific Corp. ........................................       58,000      3,735,200
                                                                                                   -------------
                                                                                                     30,698,110
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.1%
                       Broadcasting & Media -- 4.6%
                       Comcast Corp., Class A+.....................................      298,920      9,849,414
                       Cox Communications, Inc., Class A+..........................       75,800      2,596,908
                       New York Times Co., Class A.................................       76,500      3,717,900
                       Reed International, PLC.....................................      548,400      4,704,090
                       Time Warner, Inc.+..........................................      104,000      1,827,280
                       Tribune Co. ................................................       84,100      4,305,079
                       Viacom, Inc., Class B.......................................      247,327      9,967,278
                       Walt Disney Co. ............................................       60,800      1,459,200
                       Leisure & Tourism -- 0.5%
                       Hilton Hotels Corp. ........................................       56,100        897,600
                       McDonald's Corp. ...........................................      102,800      2,646,072
                                                                                                   -------------
                                                                                                     41,970,821
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 7.9%
                       Computers & Business Equipment -- 0.8%
                       Hewlett-Packard Co. ........................................       96,400      2,293,356
                       International Business Machines Corp. ......................       42,500      4,217,275
                       Computer Software -- 0.8%
                       Microsoft Corp. ............................................      247,400      6,840,610
                       Electronics -- 0.6%
                       Emerson Electric Co. .......................................       59,300      3,789,270
                       Novellus Systems, Inc.+.....................................       19,200        653,952
                       Texas Instruments, Inc. ....................................       25,100        786,885
                       Internet Software -- 0.3%
                       Networks Associates, Inc.+..................................      120,740      2,094,839
                       Telecommunications -- 5.4%
                       AT&T Corp. .................................................      396,510      7,716,085
                       AT&T Wireless Services, Inc.+...............................      500,644      5,532,116
                       BellSouth Corp. ............................................       52,600      1,537,498
                       SBC Communications, Inc. ...................................      207,800      5,298,900
                       Sprint Corp. (FON Group)....................................      234,900      4,089,609
                       Telephone and Data Systems, Inc. ...........................        8,690        575,973

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Verizon Communications, Inc. ...............................      431,116   $ 15,890,936
                       Vodafone Group, PLC -- ADR..................................      166,585      4,264,576
                                                                                                   -------------
                                                                                                     65,581,880
                                                                                                   -------------
                       MATERIALS -- 4.8%
                       Chemicals -- 2.4%
                       Air Products and Chemicals, Inc. ...........................      118,600      5,919,326
                       Dow Chemical Co. ...........................................       80,900      3,393,755
                       du Pont (E.I.) de Nemours and Co. ..........................       35,700      1,567,230
                       Lyondell Chemical Co. ......................................       86,610      1,484,495
                       Monsanto Co. ...............................................       31,100        951,349
                       PPG Industries, Inc. .......................................       74,900      4,361,427
                       Syngenta AG.................................................       33,100      2,268,708
                       Forest Products -- 1.4%
                       Boise Cascade Corp. ........................................       13,900        451,055
                       Bowater, Inc. ..............................................       51,900      2,322,525
                       International Paper Co. ....................................      104,800      4,429,896
                       Owens-Illinois, Inc.+.......................................      295,460      3,303,243
                       Smurfit Stone Container Corp.+..............................       93,100      1,605,044
                       Metals & Minerals -- 1.0%
                       Alcoa, Inc. ................................................      178,120      6,088,141
                       BHP Billiton, Ltd. .........................................      245,400      2,112,696
                                                                                                   -------------
                                                                                                     40,258,890
                                                                                                   -------------
                       REAL ESTATE -- 0.2%
                       Real Estate Investment Trusts -- 0.2%
                       Equity Residential..........................................       51,900      1,510,290
                                                                                                   -------------
                       UTILITIES -- 0.6%
                       Electric Utilities -- 0.3%
                       NiSource, Inc. .............................................      135,141      2,837,961
                       Gas & Pipeline Utilities -- 0.3%
                       National Fuel Gas Co. ......................................       62,900      1,578,790
                       WGL Holdings, Inc. .........................................       23,800        665,210
                                                                                                   -------------
                                                                                                      5,081,961
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $422,854,513)......................                 493,569,826
                                                                                                   -------------
                       PREFERRED STOCK -- 0.4%
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.3%
                       Insurance -- 0.3%
                       Chubb Corp. 7.00% (1).......................................       31,700        924,055
                       Hartford Financial Services Group, Inc. 6.00%
                         (Convertible)(1)..........................................       22,100      1,377,493
                                                                                                   -------------
                                                                                                      2,301,548
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Communication Equipment -- 0.1%
                       Motorola, Inc. 7.00%........................................       23,000      1,100,090
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $2,797,161).....................                   3,401,638
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 37.4%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Automotive -- 0.4%
                       DaimlerChrysler NA Holdings Corp. 6.50% 2013................  $ 1,435,000   $  1,515,564
                       Ford Motor Co. 7.45% 2031...................................    1,146,000      1,163,455
                       General Motors Corp. 7.20% 2011.............................      374,000        409,178
                                                                                                   -------------
                                                                                                      3,088,197
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.5%
                       Food, Beverage & Tobacco -- 0.5%
                       Cadbury Schweppes US Finance, LLC 5.13% 2013*...............    1,119,000      1,129,533
                       Coca-Cola HBC Finance BV 5.13% 2013*........................      850,000        865,135
                       Kellogg Co. 6.00% 2006......................................      450,000        481,361
                       Kraft Foods, Inc. 6.25% 2012................................      458,000        504,419
                       Miller Brewing Co. 5.50% 2013*..............................    1,082,000      1,119,281
                                                                                                   -------------
                                                                                                      4,099,729
                                                                                                   -------------
                       ENERGY -- 1.1%
                       Energy Services -- 0.9%
                       Amerada Hess Corp. 7.30% 2031...............................      500,000        527,044
                       DTE Energy Co. 7.05% 2011...................................      345,000        390,931
                       Entergy Mississippi, Inc. 6.20% 2004........................      208,000        210,228
                       Exelon Generation Co., LLC 6.95% 2011.......................      750,000        855,666
                       FirstEnergy Corp. 6.45% 2011................................    1,089,000      1,140,609
                       Midamerican Energy Holdings Co. 3.50% 2008..................      411,000        405,093
                       Midamerican Energy Holdings Co. 5.88% 2012..................      340,000        360,063
                       Phillips Petroleum Co. 8.50% 2005...........................    1,504,000      1,630,909
                       PSEG Power, LLC 6.95% 2012..................................      315,000        357,852
                       PSEG Power, LLC 8.63% 2031..................................      747,000        975,711
                       Toledo Edison Co. 7.88% 2004................................      640,000        658,319
                       Waterford 3 Funding-Entergy Corp. 8.09% 2017................      194,489        223,082
                       Energy Sources -- 0.2%
                       Ocean Energy, Inc. 4.38% 2007...............................      600,000        618,841
                       Pemex Project Funding Master Trust 8.63% 2022...............      120,000        132,600
                       Pemex Project Funding Master Trust 9.13% 2010...............      678,000        811,905
                                                                                                   -------------
                                                                                                      9,298,853
                                                                                                   -------------
                       FINANCE -- 6.1%
                       Banks -- 1.1%
                       Bank of America Corp. 7.40% 2011............................    1,992,000      2,347,476
                       Barclays Bank, PLC 8.55% 2011*(2)...........................    1,001,000      1,108,028
                       First Union Lehman Brothers Bank 6.56% 2035.................    1,461,549      1,632,443
                       KFW International Finance, Inc. 4.25% 2005..................    1,850,000      1,910,260
                       Popular North America, Inc. 4.25% 2008......................      639,000        652,560
                       RBS Capital Trust I 6.43% 2034(2)...........................      679,000        698,719
                       UniCredito Italiano Capital Trust 9.20% 2010*(2)............      612,000        771,488
                       Financial Services -- 4.8%
                       Americredit Automobile Receivables Trust 2.18% 2008(3)......      939,000        939,880
                       Associates Corp. of North America 5.50% 2004................      790,000        791,078
                       Bear Stearns Commercial Mtg. Securities, Inc. 6.80% 2008....      280,449        298,199
                       Boeing Capital Corp. 6.50% 2012.............................    1,220,000      1,359,979
                       Capital One Auto Finance Trust 4.79% 2009...................    1,750,000      1,820,984
                       Certificates Funding Corp. 6.72% 2004*......................    1,138,393      1,155,084
                       Chase Commercial Mtg. Securities Corp. 6.39% 2030...........    1,073,000      1,196,717
                       Chase Commercial Mtg. Securities Corp. 7.54% 2004...........      115,441        128,411
                       Chase Mtg. Finance Trust 6.00% 2017.........................       85,343         85,243
                       Citibank Credit Card Issuance Trust 6.65% 2008..............      943,000      1,019,598
                       Citigroup, Inc. 7.25% 2010..................................      991,000      1,158,974
                       Countrywide Alternative Loan Trust 8.00% 2030...............      449,429        457,524

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Countrywide Home Loans, Inc. 6.85% 2004.....................  $   700,000   $    713,896
                       CPS Auto Receivables Trust 2.89% 2009*......................      110,147        110,061
                       Credit Suisse First Boston USA, Inc. 4.63% 2008.............    2,961,000      3,098,852
                       Crimmi Mae Commercial Mtg. Trust 7.00% 2033*................      842,000        914,744
                       Crimmi Mae Commercial Mtg. Trust 6.70% 2030*................      140,000        150,060
                       DBS Capital Funding Corp. 7.66% 2011*(2)....................      478,000        554,314
                       Deutsche Mortgage & Asset Receiving Corp. 6.54% 2031........      899,000        985,633
                       Devon Financing Corp. 6.88% 2011............................    1,408,000      1,605,835
                       First Union Commercial Mtg. Securities, Inc. 7.38% 2029.....      324,183        360,445
                       Ford Motor Credit Co. 6.88% 2006............................      575,000        613,614
                       Ford Motor Credit Co. 7.00% 2013............................      445,000        469,970
                       Ford Motor Credit Co. 7.88% 2010............................      800,000        898,300
                       General Electric Capital Corp. 6.75% 2032...................    1,074,000      1,211,321
                       General Electric Capital Corp. 7.50% 2005...................      424,000        455,437
                       General Electric Capital Corp. 8.75% 2007...................      109,000        129,105
                       General Motors Acceptance Corp. 5.36% 2004..................      925,000        941,548
                       General Motors Acceptance Corp. 6.88% 2011..................      515,000        554,467
                       General Motors Acceptance Corp. 7.25% 2011..................       52,000         57,299
                       General Motors Acceptance Corp. 8.00% 2031..................      809,000        887,153
                       Goldman Sachs Group, Inc. 5.70% 2012........................    1,000,000      1,059,430
                       GS Mtg. Securities Corp. II 6.06% 2030......................      284,599        297,084
                       J.P. Morgan Commercial Mtg. Finance Corp. 6.61% 2030........      136,000        150,959
                       LB Commercial Conduit Mtg. Trust 6.48% 2030.................    1,123,560      1,245,848
                       Lehman Brothers Holdings, Inc. 7.75% 2005...................      340,000        358,873
                       Lehman Brothers Holdings, Inc. 8.25% 2007...................      513,000        597,840
                       Lehman Large Loan Series 1997-LLI B 6.95% 2034..............      140,000        155,638
                       Merrill Lynch Mtg. Investments, Inc. 6.39% 2030.............    1,861,000      2,034,430
                       MidAmerican Funding, LLC 6.93% 2029.........................      166,000        183,050
                       Morgan Stanley Capital I, Inc. IO 0.82% 2004*(2)............   23,530,451        661,229
                       Morgan Stanley Group, Inc. 6.10% 2006.......................      975,000      1,052,883
                       Mortgage Capital Funding, Inc. 6.34% 2031...................    1,048,083      1,160,706
                       Multi-Family Capital Access One, Inc. 6.65% 2024............      267,576        300,789
                       Natexis Ambs Co., LLC 8.44% 2008*(2)........................      323,000        378,490
                       Prudential Funding, LLC 6.60% 2008*.........................      512,000        571,438
                       Residential Asset Mtg. Products, Inc. 3.80% 2030............      419,421        423,139
                       Residential Funding Mtg. Securities I, Inc. 6.00% 2016......      265,729        266,661
                       SLM Corp. 4.00% 2009........................................      900,000        909,000
                       SLM Corp. 5.38% 2013........................................      633,000        654,196
                       Small Business Administration Participation Certificates
                         4.35% 2004................................................      190,948        185,416
                       Student Loan Marketing Assoc. 5.00% 2004....................      660,000        671,211
                       TIAA Retail Commercial Trust 7.17% 2032*....................    1,038,853      1,133,527
                       Wells Fargo Mtg. Backed 6.00% 2017..........................      497,000        508,510
                       Insurance -- 0.2%
                       Allstate Corp. 6.13% 2032...................................      604,000        631,510
                       MetLife, Inc. 6.50% 2032....................................      586,000        637,419
                       Safeco Corp. 4.88% 2010.....................................      109,000        113,439
                       Travelers Property Casualty Corp. 6.38% 2033................      251,000        266,017
                                                                                                   -------------
                                                                                                     50,853,431
                                                                                                   -------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.0%
                       Wyeth 6.50% 2034............................................      121,000        125,971

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 0.1%
                       HCA, Inc. 6.25% 2013........................................  $   187,000   $    196,060
                       HCA, Inc. 6.95% 2012........................................      628,000        687,187
                       HCA, Inc. 8.75% 2010........................................      190,000        229,395
                                                                                                   -------------
                                                                                                      1,238,613
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.6%
                       Aerospace & Military Technology -- 0.2%
                       BAE Systems Holding, Inc. 6.40% 2011*.......................      273,000        296,319
                       Northrop Grumman Corp. 7.75% 2031...........................      756,000        930,740
                       Raytheon Co. 6.15% 2008.....................................      698,000        765,333
                       Building Materials -- 0.1%
                       CRH America, Inc. 6.95% 2012................................      687,000        781,296
                       Business Services -- 0.2%
                       Cendant Corp. 6.25% 2008....................................      250,000        273,466
                       Cendant Corp. 6.88% 2006....................................      445,000        487,329
                       USA Waste Services, Inc. 7.00% 2028.........................      415,000        454,824
                       Waste Management, Inc. 7.38% 2010...........................      603,000        702,768
                       Machinery -- 0.1%
                       Kennametal, Inc. 7.20% 2012.................................      490,000        535,382
                                                                                                   -------------
                                                                                                      5,227,457
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.4%
                       AOL Time Warner, Inc. 6.15% 2007............................      187,000        203,799
                       Belo Corp. 7.75% 2027.......................................      303,000        353,396
                       Cox Communications, Inc. 7.75% 2010.........................      826,000        984,044
                       Hearst Argyle Television, Inc. 7.50% 2027...................      800,000        920,673
                       Time Warner Entertainment, Inc. 10.15% 2012.................      262,000        351,221
                       Time Warner, Inc. 6.88% 2018................................      290,000        319,600
                       Leisure & Tourism -- 0.1%
                       Continental Airlines, Inc., Series 981A 6.65% 2017..........      433,419        432,182
                       Harrah's Operating Co., Inc. 7.13% 2007.....................      302,000        336,959
                                                                                                   -------------
                                                                                                      3,901,874
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.2%
                       Telecommunications -- 1.2%
                       ALLTEL Corp. 7.88% 2032.....................................      384,000        473,005
                       AT&T Wireless Services, Inc. 7.35% 2006.....................      220,000        240,862
                       AT&T Wireless Services, Inc. 8.75% 2031.....................      439,000        556,321
                       Citizens Communications Co. 7.63% 2008......................      956,000      1,054,845
                       Citizens Communications Co. 8.50% 2006......................      370,000        407,219
                       France Telecom SA 9.75% 2031................................      358,000        471,642
                       PCCW, Ltd. 6.00% 2013*......................................    1,500,000      1,561,809
                       Sprint Capital Corp. 7.13% 2006.............................      327,000        353,084
                       TCI Communications Financing III 9.65% 2027.................    1,434,000      1,720,800
                       Telecom de Puerto Rico 6.65% 2006...........................      150,000        162,273
                       Telecom Italia Capital 5.25% 2013*..........................      996,000        993,205
                       Verizon New York, Inc. 6.88% 2012...........................    1,410,000      1,567,651
                                                                                                   -------------
                                                                                                      9,562,716
                                                                                                   -------------
                       MATERIALS -- 0.2%
                       Chemicals -- 0.1%
                       Dow Chemical Co. 5.75% 2008.................................      486,000        527,700

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products -- 0.1%
                       MeadWestvaco Corp. 6.80% 2032...............................  $   333,000   $    346,422
                       Weyerhaeuser Co. 6.75% 2012.................................      581,000        644,365
                                                                                                   -------------
                                                                                                      1,518,487
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                       Foreign Government -- 0.3%
                       Republic of Italy 4.63% 2005................................    1,500,000      1,557,119
                       State of Israel 4.63% 2013..................................      408,000        392,631
                       United Mexican States 8.13% 2019............................      208,000        234,000
                       United Mexican States 11.50% 2026...........................      200,000        293,000
                       United Mexican States, Series A 8.00% 2022..................      170,000        187,425
                                                                                                   -------------
                                                                                                      2,664,175
                                                                                                   -------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.4%
                       EOP Operating LP 6.80% 2009.................................    1,981,000      2,234,285
                       Socgen Real Estate Co., LLC 7.64% 2007*(2)..................    1,051,000      1,196,291
                       Real Estate Investment Trusts -- 0.5%
                       Boston Properties, Inc. 5.00% 2015..........................      147,000        143,431
                       Kimco Realty Corp. 6.00% 2012...............................      750,000        807,714
                       Simon Property Group, Inc. 6.75% 2004.......................    1,111,000      1,111,816
                       Vornado Realty Trust 5.63% 2007.............................    2,023,000      2,168,711
                                                                                                   -------------
                                                                                                      7,662,248
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 24.6%
                       U.S. Government Agencies -- 16.9%
                       Federal Home Loan Bank 2.25% 2006...........................    1,000,000      1,001,405
                       Federal Home Loan Bank 2.88% 2006...........................    1,450,000      1,467,072
                       Federal Home Loan Mtg. Corp. 2.88% 2006.....................    2,794,000      2,818,487
                       Federal Home Loan Mtg. Corp. 4.50% 2018.....................    3,699,777      3,722,819
                       Federal Home Loan Mtg. Corp. 4.50% 2019.....................    1,296,000      1,304,071
                       Federal Home Loan Mtg. Corp. 4.88% 2013.....................    1,788,000      1,824,087
                       Federal Home Loan Mtg. Corp. 5.00% 2018.....................    2,526,885      2,586,593
                       Federal Home Loan Mtg. Corp. 5.00% 2033.....................    4,619,953      4,588,864
                       Federal Home Loan Mtg. Corp. 5.50% 2006.....................    2,608,000      2,805,895
                       Federal Home Loan Mtg. Corp. 5.50% 2033.....................    3,011,150      3,064,990
                       Federal Home Loan Mtg. Corp. 5.50% 2034.....................    2,559,744      2,605,513
                       Federal Home Loan Mtg. Corp. 6.00% 2011.....................    1,750,000      1,953,107
                       Federal Home Loan Mtg. Corp. 6.50% 2015.....................       92,624         98,340
                       Federal National Mtg. Assoc. 4.08% 2004.....................      444,828        444,956
                       Federal National Mtg. Assoc. 4.50% 2018.....................    3,756,911      3,780,305
                       Federal National Mtg. Assoc. 5.00% 2004.....................    1,784,906      1,827,626
                       Federal National Mtg. Assoc. 5.00% 2018.....................    5,761,030      5,899,022
                       Federal National Mtg. Assoc. 5.13% 2014.....................    1,191,000      1,210,260
                       Federal National Mtg. Assoc. 5.25% 2007.....................    6,271,000      6,753,629
                       Federal National Mtg. Assoc. 5.50% 2016.....................    1,063,325      1,104,593
                       Federal National Mtg. Assoc. 5.50% 2017.....................    2,999,742      3,115,441
                       Federal National Mtg. Assoc. 5.50% 2017.....................    2,726,070      2,831,062
                       Federal National Mtg. Assoc. 5.50% 2033.....................   18,795,955     19,138,467
                       Federal National Mtg. Assoc. 5.72% 2009.....................      385,000        417,387
                       Federal National Mtg. Assoc. 6.00% 2016.....................      961,772      1,012,620
                       Federal National Mtg. Assoc. 6.00% 2017.....................    4,400,005      4,632,547
                       Federal National Mtg. Assoc. 6.00% 2017.....................    9,229,071      9,587,517
                       Federal National Mtg. Assoc. 6.00% 2033.....................    4,984,821      5,177,167
                       Federal National Mtg. Assoc. 6.13% 2012.....................    8,239,000      9,254,786
                       Federal National Mtg. Assoc. 6.50% 2031.....................    5,880,565      6,171,350
                       Federal National Mtg. Assoc. 6.50% 2032.....................    5,273,774      5,534,395

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 6.63% 2009.....................  $ 3,939,000   $  4,522,760
                       Federal National Mtg. Assoc. 6.63% 2010.....................    1,120,000      1,292,005
                       Federal National Mtg. Assoc. 7.50% 2030.....................      228,380        244,400
                       Federal National Mtg. Assoc. 7.50% 2031.....................    1,100,038      1,176,372
                       Federal National Mtg. Assoc. 7.50% 2032.....................      424,020        453,444
                       Federal National Mtg. Assoc. 5.50% TBA due February 2004....    2,750,789      2,800,917
                       Government National Mtg. Assoc. 5.50% 2032..................    1,461,538      1,493,711
                       Government National Mtg. Assoc. 5.50% 2033..................    7,436,330      7,600,068
                       Government National Mtg. Assoc. 6.00% 2031..................      747,832        777,608
                       Government National Mtg. Assoc. 6.00% 2032..................      375,656        390,106
                       Government National Mtg. Assoc. 6.00% 2033..................    1,660,394      1,732,837
                       Government National Mtg. Assoc. 6.50% 2028..................      202,522        214,026
                       Government National Mtg. Assoc. 6.50% 2032..................      942,666        995,058
                       Government National Mtg. Assoc. 6.50% 2033..................      902,130        952,272
                       Government National Mtg. Assoc. 7.00% 2032..................      637,543        679,827
                       Government National Mtg. Assoc. 7.50% 2029..................       64,304         69,100
                       U.S. Treasuries -- 7.4%
                       United States Treasury Bonds 6.30% 2023.....................    9,784,000     11,309,306
                       United States Treasury Bonds 6.30% 2030.....................      415,000        486,831
                       United States Treasury Bonds 8.00% 2021.....................    4,519,000      6,182,028
                       United States Treasury Notes 1.25% 2005.....................      934,000        931,956
                       United States Treasury Notes 3.00% 2012.....................    3,729,647      4,117,180
                       United States Treasury Notes 3.88% 2013.....................    3,810,000      3,762,821
                       United States Treasury Notes 4.25% 2010.....................    2,221,040      2,606,599
                       United States Treasury Notes 4.38% 2007.....................    1,278,000      1,353,532
                       United States Treasury Notes 5.50% 2008.....................    4,439,000      4,898,161
                       United States Treasury Notes 5.75% 2005.....................    6,747,000      7,226,408
                       United States Treasury Notes 6.50% 2005.....................   15,592,000     16,599,384
                       United States Treasury Notes 6.88% 2006.....................    1,716,000      1,902,883
                                                                                                   -------------
                                                                                                    204,505,973
                                                                                                   -------------
                       UTILITIES -- 0.9%
                       Electric Utilities -- 0.6%
                       CenterPoint Energy Resources Corp. 7.88% 2013...............      218,000        245,798
                       Hydro Quebec 6.30% 2011.....................................      820,000        929,982
                       Niagara Mohawk Power Corp. 7.75% 2006.......................      649,000        722,343
                       Northeast Utilities 8.58% 2006..............................       72,686         79,129
                       Oncor Electric Delivery Co. 7.00% 2032......................    1,003,000      1,122,271
                       Progress Energy, Inc. 6.85% 2012............................      705,000        790,961
                       Progress Energy, Inc. 7.10% 2011............................      250,000        283,880
                       TXU Energy Co. 7.00% 2013...................................      435,000        485,010
                       Gas & Pipeline Utilities -- 0.1%
                       Kinder Morgan Energy Partners 6.75% 2011....................      494,000        559,097
                       Kinder Morgan Energy Partners 7.40% 2031....................      187,000        217,359
                       Kinder Morgan Energy Partners 7.75% 2032....................      350,000        423,354
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 8.75% 2030........      630,000        798,563
                       Sprint Capital Corp. 6.88% 2028.............................      430,000        431,468
                                                                                                   -------------
                                                                                                      7,089,215
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $302,166,699).....................                 310,710,968
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       RIGHTS -- 0.0%+                                                 AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela(3) (cost $0)..........................  $       535   $          0
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $727,818,373).............                 807,682,432
                                                                                                   -------------
                       SHORT-TERM SECURITIES -- 3.2%
                       -----------------------------------------------------------------------------------------
                       SHORT-TERM SECURITIES -- 3.2%
                       Federal Home Loan Bank 0.95% due 02/02/04 (cost
                         $26,805,293)..............................................   26,806,000     26,805,293
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $754,623,666; Note 3)                   100.4%                     834,487,725
                       Liabilities in excess of other assets --         (0.4)                      (3,695,291)
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $830,792,434
                                                                       ======                    =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004 the aggregate value of these securities was $14,670,036 representing 1.77% of net assets.
              ADR -- American Depository Receipt
              IO -- Interest only
              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
              (2) Variable rate security -- the rate reflected is as of January
                  31, 2004; maturity date reflects next reset date.
              (3) Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Investment Counseling     INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 68.3%                                          SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       ENERGY -- 23.4%
                       Energy Services -- 23.4%
                       BP, PLC ADR.................................................     15,300   $   728,280
                       ChevronTexaco Corp. ........................................      9,000       777,150
                       CMS Energy Corp.+...........................................     27,612       242,433
                       Consolidated Edison, Inc. ..................................      9,700       425,151
                       DPL, Inc. ..................................................     60,200     1,218,448
                       Endesa SA ADR...............................................     60,600     1,141,098
                       Energy East Corp. ..........................................     15,100       354,850
                       Eni SpA.....................................................      2,800       261,016
                       Entergy Corp. ..............................................      2,500       146,200
                       Exelon Corp. ...............................................     31,600     2,116,568
                       Exxon Mobil Corp. ..........................................      3,700       150,923
                       Great Plains Energy, Inc. ..................................     35,700     1,185,954
                       IDACORP, Inc. ..............................................     17,400       535,920
                       Pinnacle West Capital Corp. ................................     43,700     1,715,225
                       PPL Corp. ..................................................      5,100       233,172
                       Royal Dutch Petroleum Co. ..................................      2,900       137,460
                       SCANA Corp. ................................................      3,900       135,408
                       Southern Co. ...............................................     27,300       813,540
                       WPS Resources Corp. ........................................     10,600       508,906
                                                                                                 ------------
                                                                                                  12,827,702
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 26.1%
                       Telecommunications -- 26.1%
                       AT&T Corp. .................................................     72,100     1,403,066
                       BCE, Inc. ..................................................     72,600     1,616,076
                       BellSouth Corp. ............................................    101,000     2,952,230
                       SBC Communications, Inc. ...................................    110,500     2,817,750
                       Sprint Corp. (FON Group)....................................     71,800     1,250,038
                       Telecom Italia SpA ADR+.....................................     31,688       981,378
                       Telstra Corp., Ltd. ........................................     32,100       606,690
                       Verizon Communications, Inc. ...............................     73,000     2,690,780
                                                                                                 ------------
                                                                                                  14,318,008
                                                                                                 ------------
                       UTILITIES -- 18.8%
                       Electric Utilities -- 11.9%
                       CenterPoint Energy, Inc. ...................................     63,400       665,700
                       Duquesne Light Holdings, Inc. ..............................     31,800       605,472
                       Korea Electric Power Corp. ADR..............................     63,800       640,552
                       National Grid Group, PLC....................................      6,900       251,643
                       NiSource, Inc. .............................................     92,985     1,952,685
                       Northeast Utilities.........................................     28,300       544,775
                       NSTAR.......................................................     13,100       641,245
                       OGE Energy Corp. ...........................................     17,300       422,639
                       Progress Energy, Inc. ......................................      9,300       416,454
                       RWE AG......................................................      9,700       393,335
                       Gas & Pipeline Utilities -- 4.6%
                       El Paso Energy Corp. .......................................     17,300       147,050
                       National Fuel Gas Co. ......................................     19,900       499,490
                       NICOR, Inc. ................................................     12,900       427,635
                       Peoples Energy Corp. .......................................     34,500     1,464,870

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 2.0%
                       Portugal Telecom SA ADR.....................................     19,100   $   196,348
                       Telefonos de Mexico SA de CV ADR............................     25,700       884,337
                       Water Utilities -- 0.3%
                       Suez SA ADR.................................................      9,200       191,544
                                                                                                 ------------
                                                                                                  10,345,774
                                                                                                 ------------
                       TOTAL COMMON STOCK (cost $33,253,514).......................               37,491,484
                                                                                                 ------------

                       PREFERRED STOCK -- 26.6%
                       --------------------------------------------------------------------------------------
                       ENERGY -- 18.7%
                       Energy Services -- 18.7%
                       American Electric Power, Inc. 9.25%.........................     37,700     1,828,827
                       Cinergy Corp. 9.50% (Convertible)...........................     22,300     1,419,618
                       Dominion Resources, Inc. 9.50%..............................     14,100       806,097
                       DTE Energy Co. 8.75% (Convertible)..........................     25,800       658,158
                       FPL Group, Inc. 8.50%.......................................     41,100     2,383,800
                       FPL Group, Inc. 8.00% (Convertible).........................      4,800       276,960
                       PPL Capital Funding Trust I 7.75%...........................     51,300     1,190,160
                       Public Service Enterprise Group, Inc. 10.25%
                         (Convertible).............................................      5,000       318,150
                       TECO Energy, Inc. 9.50% (Convertible).......................      6,100        94,550
                       TXU Corp. 8.75%.............................................     37,600     1,294,944
                                                                                                 ------------
                                                                                                  10,271,264
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 4.7%
                       Telecommunications -- 4.7%
                       ALLTEL Corp. 7.75%+.........................................     50,900     2,570,450
                       UTILITIES -- 3.2%
                       Gas & Pipeline Utilities -- 3.2%
                       KeySpan Corp. 8.75%.........................................     21,400     1,155,600
                       Sempra Energy 8.50%.........................................     22,400       638,623
                                                                                                 ------------
                                                                                                   1,794,223
                                                                                                 ------------
                       TOTAL PREFERRED STOCK (cost $13,724,476)....................               14,635,937
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $46,977,990)..............               52,127,421
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.8%                                  AMOUNT
                       --------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 4.8%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.38%
                         due 02/02/04
                         (cost $2,643,000).........................................  $2,643,000    2,643,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $49,620,990; Note 3)                      99.7%                     54,770,421
                       Other assets less liabilities --                    0.3                        149,927
                                                                        ------                    ------------
                       NET ASSETS --                                    100.0%                    $54,920,348
                                                                        ======                    ============

              -----------------------------
              + Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 95.7%                                          SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.8%
                       Retail -- 3.8%
                       Home Depot, Inc. ...........................................     2,390    $   84,773
                       Target Corp. ...............................................     2,490        94,520
                       Wal-Mart Stores, Inc. ......................................     2,750       148,088
                                                                                                 -----------
                                                                                                    327,381
                                                                                                 -----------
                       CONSUMER STAPLES -- 6.9%
                       Food, Beverage & Tobacco -- 6.0%
                       Altria Group, Inc. .........................................     2,230       123,966
                       Anheuser-Busch Cos., Inc. ..................................     1,300        65,936
                       Coca-Cola Co. ..............................................     2,390       117,683
                       General Mills, Inc. ........................................     1,760        79,957
                       PepsiCo, Inc. ..............................................     1,560        73,726
                       Sara Lee Corp. .............................................     3,000        63,960
                       Household Products -- 0.9%
                       Procter & Gamble Co. .......................................       780        78,842
                                                                                                 -----------
                                                                                                    604,070
                                                                                                 -----------
                       ENERGY -- 10.5%
                       Energy Services -- 9.8%
                       Baker Hughes, Inc. .........................................     1,190        41,745
                       BP, PLC ADR.................................................       902        42,935
                       ChevronTexaco Corp. ........................................     1,040        89,804
                       Cinergy Corp. ..............................................     2,390        92,421
                       Cleco Corp. ................................................     3,430        62,323
                       ConocoPhillips..............................................       730        48,093
                       Duke Energy Corp. ..........................................     2,500        54,325
                       Exxon Mobil Corp. ..........................................     5,206       212,353
                       Pinnacle West Capital Corp. ................................     2,340        91,845
                       Royal Dutch Petroleum Co. ..................................       820        38,868
                       Schlumberger, Ltd. .........................................     1,300        79,534
                       Energy Sources -- 0.7%
                       Kerr-McGee Corp. ...........................................     1,250        60,900
                                                                                                 -----------
                                                                                                    915,146
                                                                                                 -----------
                       FINANCE -- 22.4%
                       Banks -- 8.3%
                       Bank of America Corp. ......................................     2,130       173,510
                       Bank One Corp. .............................................     1,510        76,421
                       Mellon Financial Corp. .....................................     2,390        78,177
                       Northern Trust Corp. .......................................       990        47,025
                       SouthTrust Corp. ...........................................     2,500        84,975
                       Wachovia Corp. .............................................     1,970        91,093
                       Wells Fargo & Co. ..........................................     1,450        83,244
                       Zions Bancorp...............................................     1,600        93,824
                       Financial Services -- 10.6%
                       Alliance Capital Management Holding LP......................     2,150        79,249
                       American Express Co. .......................................     1,470        76,205
                       Citigroup, Inc. ............................................     4,673       231,220
                       Fannie Mae..................................................     1,430       110,253

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Freddie Mac.................................................     1,140    $   71,159
                       Goldman Sachs Group, Inc. ..................................       400        39,820
                       J.P. Morgan Chase & Co. ....................................     2,700       105,003
                       Legg Mason, Inc. ...........................................       600        53,130
                       Merrill Lynch & Co., Inc. ..................................     1,480        87,009
                       Morgan Stanley..............................................     1,190        69,270
                       Insurance -- 3.5%
                       Chubb Corp. ................................................     1,150        82,213
                       CIGNA Corp. ................................................     1,040        64,501
                       Hartford Financial Services Group, Inc. ....................     1,400        90,076
                       Marsh & McLennan Cos., Inc. ................................     1,400        65,702
                                                                                                 -----------
                                                                                                  1,953,079
                                                                                                 -----------
                       HEALTHCARE -- 11.9%
                       Drugs -- 7.5%
                       Abbott Laboratories.........................................     1,710        73,667
                       Bristol-Myers Squibb Co. ...................................     2,180        61,149
                       Eli Lilly and Co. ..........................................       570        38,783
                       Merck & Co., Inc. ..........................................     2,680       127,568
                       Pfizer, Inc. ...............................................     7,740       283,516
                       Wyeth.......................................................     1,660        67,977
                       Health Services -- 1.4%
                       HCA, Inc. ..................................................     1,250        56,125
                       McKesson Corp. .............................................     2,080        61,110
                       Medical Products -- 3.0%
                       Baxter International, Inc. .................................     3,170        92,405
                       Johnson & Johnson...........................................     2,350       125,537
                       Medtronic, Inc. ............................................       880        43,314
                                                                                                 -----------
                                                                                                  1,031,151
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 11.0%
                       Aerospace & Military Technology -- 1.0%
                       General Dynamics Corp. .....................................       930        85,030
                       Business Services -- 1.4%
                       Automatic Data Processing, Inc. ............................     1,560        66,690
                       W.W. Grainger, Inc. ........................................     1,190        57,287
                       Machinery -- 2.9%
                       Caterpillar, Inc. ..........................................     2,150       167,980
                       Ingersoll-Rand Co., Class A.................................     1,300        86,489
                       Multi-Industry -- 4.8%
                       3M Co. .....................................................     1,560       123,380
                       General Electric Co. .......................................     4,980       167,477
                       Honeywell International, Inc. ..............................     3,480       125,698
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................     1,090        77,684
                                                                                                 -----------
                                                                                                    957,715
                                                                                                 -----------
                       INFORMATION & ENTERTAINMENT -- 4.0%
                       Broadcasting & Media -- 2.1%
                       Gannett Co., Inc. ..........................................     1,140        97,710
                       Omnicom Group, Inc. ........................................       520        42,848
                       Walt Disney Co. ............................................     1,870        44,880

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 1.9%
                       McDonald's Corp. ...........................................     2,800    $   72,072
                       Starwood Hotels & Resorts Worldwide, Inc. ..................     2,600        91,884
                                                                                                 -----------
                                                                                                    349,394
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 16.3%
                       Computers & Business Equipment -- 4.1%
                       Avery Denison Corp. ........................................       990        61,538
                       Hewlett-Packard Co. ........................................     4,460       106,103
                       International Business Machines Corp. ......................     1,920       190,522
                       Computer Software -- 4.2%
                       Microsoft Corp. ............................................    10,670       295,026
                       SAP AG ADR..................................................     1,750        72,555
                       Electronics -- 4.0%
                       Emerson Electric Co. .......................................     1,350        86,265
                       Intel Corp. ................................................     6,400       195,840
                       Texas Instruments, Inc. ....................................     1,970        61,760
                       Telecommunications -- 4.0%
                       ALLTEL Corp. ...............................................       730        35,537
                       BellSouth Corp. ............................................     3,010        87,982
                       SBC Communications, Inc. ...................................     4,200       107,100
                       Verizon Communications, Inc. ...............................     3,220       118,689
                                                                                                 -----------
                                                                                                  1,418,917
                                                                                                 -----------
                       MATERIALS -- 5.3%
                       Chemicals -- 3.2%
                       Dow Chemical Co. ...........................................     1,250        52,437
                       du Pont (E.I.) de Nemours and Co. ..........................     1,760        77,264
                       Ecolab, Inc. ...............................................     1,310        35,593
                       Praxair, Inc. ..............................................     3,200       113,312
                       Forest Products -- 1.3%
                       Temple-Inland, Inc. ........................................       880        51,964
                       Weyerhaeuser Co. ...........................................       998        61,337
                       Metals & Minerals -- 0.8%
                       Alcoa, Inc. ................................................     1,250        42,725
                       Compass Minerals International, Inc.+.......................     1,890        29,295
                                                                                                 -----------
                                                                                                    463,927
                                                                                                 -----------
                       REAL ESTATE -- 3.6%
                       Real Estate Investment Trusts -- 3.6%
                       AMB Property Corp. .........................................     1,400        48,930
                       Archstone-Smith Trust.......................................     1,250        34,288
                       Camden Property Trust.......................................       400        17,400
                       Crescent Real Estate Equities Co. ..........................       750        13,500
                       Duke Realty Corp. ..........................................     1,522        50,028
                       Equity Residential..........................................       450        13,095
                       Healthcare Realty Trust, Inc. ..............................       850        34,892
                       Kimco Realty Corp. .........................................       350        16,146
                       Manufactured Home Communities, Inc. ........................       940        31,584
                       Simon Property Group, Inc. .................................     1,050        54,652
                                                                                                 -----------
                                                                                                    314,515
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $7,000,353)........................               8,335,295
                                                                                                 -----------

                                                           ---------------------

                       PREFERRED STOCK -- 1.4%                                        SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Automotive -- 0.4%
                       Tower Automotive Capital 6.75% (Convertible)................     1,020    $   31,620
                                                                                                 -----------
                       INFORMATION & ENTERTAINMENT -- 1.0%
                       Broadcasting & Media -- 1.0%
                       Tribune Co. 2.00% (Convertible).............................     1,100        91,850
                                                                                                 -----------
                       TOTAL PREFERRED STOCK (cost $127,680).......................                 123,470
                                                                                                 -----------
                                                                                     PRINCIPAL
                       BONDS & NOTES -- 1.4%                                          AMOUNT
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Broadcasting & Media -- 0.8%
                       Adelphia Communications Corp. 6.00% 2006+(1)
                         (Convertible).............................................   $30,000        18,754
                       Charter Communications, Inc. 5.75% 2005 (Convertible).......    50,000        48,000
                                                                                                 -----------
                                                                                                     66,754
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Communication Equipment -- 0.6%
                       Nortel Networks, Ltd. 6.13% 2006............................    55,000        57,337
                                                                                                 -----------
                       TOTAL BONDS & NOTES (cost $118,372).........................                 124,091
                                                                                                 -----------
                       TOTAL INVESTMENT SECURITIES (cost $7,246,405)...............               8,582,856
                                                                                                 -----------
                       REPURCHASE AGREEMENT -- 1.7%
                       -------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $148,004 and collateralized by
                         $130,000 of United States Treasury Bonds, bearing interest at 6.13% due 08/15/29 having an approximate value of
                         $152,993 (cost $148,000)..................................   148,000       148,000
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $7,394,405; Note 3)                                    100.2%       8,730,856
                       Liabilities in excess of other assets --                        (0.2)         (15,708)
                                                                                      ------      -----------
                       NET ASSETS --                                                  100.0%      $8,715,148
                                                                                      ======      ===========

              -----------------------------
              +  Non-income producing security
              ADR -- American Depository Receipt
              (1) Bond in Default

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 97.4%                                          SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.9%
                       Apparel & Textiles -- 0.5%
                       Cintas Corp. ...............................................        810   $    36,572
                       Gap, Inc. ..................................................      4,084        75,881
                       Jones Apparel Group, Inc. ..................................        600        20,442
                       Liz Claiborne, Inc. ........................................        438        15,667
                       Nike, Inc., Class B.........................................      1,238        86,239
                       Reebok International, Ltd. .................................        157         6,088
                       V.F. Corp. .................................................        536        22,780
                       Automotive -- 1.0%
                       AutoNation, Inc.+...........................................      1,469        24,062
                       AutoZone, Inc.+.............................................        436        36,764
                       Cooper Tire & Rubber Co. ...................................        279         5,655
                       Dana Corp. .................................................        849        17,659
                       Delphi Corp. ...............................................      2,788        29,497
                       Ford Motor Co. .............................................      8,540       124,172
                       General Motors Corp. .......................................      2,646       131,453
                       Goodyear Tire & Rubber Co.+.................................        774         7,353
                       Harley-Davidson, Inc. ......................................      1,430        72,987
                       Navistar International Corp.+...............................        281        13,362
                       PACCAR, Inc. ...............................................        463        36,406
                       Visteon Corp. ..............................................        787         8,421
                       Housing -- 0.6%
                       Centex Corp. ...............................................        328        34,735
                       KB Home Corp. ..............................................        223        15,061
                       Leggett & Platt, Inc. ......................................        924        22,767
                       Masco Corp. ................................................      2,372        63,238
                       Maytag Corp. ...............................................        342         9,795
                       Newell Rubbermaid, Inc. ....................................      1,259        30,757
                       Pulte Homes, Inc. ..........................................        442        19,068
                       Sherwin-Williams Co. .......................................        721        24,327
                       Stanley Works...............................................        442        16,743
                       Vulcan Materials Co. .......................................        450        21,465
                       Whirlpool Corp. ............................................        316        24,000
                       Retail -- 5.8%
                       American Greetings Corp.+...................................        332         6,965
                       Bed Bath & Beyond, Inc.+....................................      1,372        55,717
                       Best Buy Co., Inc. .........................................      1,514        76,290
                       Big Lots, Inc.+.............................................        552         7,800
                       Circuit City Stores, Inc. ..................................        987        10,561
                       Costco Wholesale Corp.+.....................................      2,123        78,721
                       CVS Corp. ..................................................      1,708        61,010
                       Dillard's, Inc., Class A....................................        144         2,442
                       Dollar General Corp. .......................................      1,568        34,841
                       Family Dollar Stores, Inc. .................................        760        26,326
                       Federated Department Stores, Inc. ..........................        837        39,741
                       Fortune Brands, Inc. .......................................        679        47,632
                       Home Depot, Inc. ...........................................     10,635       377,223
                       J.C. Penney Co., Inc. ......................................      1,264        33,092
                       Kohl's Corp.+...............................................      1,585        70,216

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Limited, Inc. ..............................................      2,446   $    44,517
                       Lowe's Cos., Inc. ..........................................      3,510       187,961
                       May Department Stores Co. ..................................      1,340        44,086
                       Nordstrom, Inc. ............................................        537        21,104
                       Office Depot, Inc.+.........................................      1,477        23,558
                       RadioShack Corp. ...........................................        822        26,781
                       Sears Roebuck & Co. ........................................      1,312        58,056
                       Staples, Inc.+..............................................      2,245        59,739
                       Target Corp. ...............................................      4,223       160,305
                       Tiffany & Co. ..............................................        678        26,876
                       TJX Cos., Inc. .............................................      2,534        58,257
                       Toys 'R' Us, Inc.+..........................................        989        13,965
                       Tupperware Corp. ...........................................         20           353
                       Wal-Mart Stores, Inc. ......................................     19,864     1,069,676
                       Walgreen Co. ...............................................      4,817       166,427
                                                                                                 ------------
                                                                                                   3,943,654
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.8%
                       Food, Beverage & Tobacco -- 5.4%
                       Adolph Coors Co., Class B...................................        120         6,785
                       Albertson's, Inc. ..........................................      1,477        34,503
                       Altria Group, Inc. .........................................      9,499       528,049
                       Anheuser-Busch Cos., Inc. ..................................      3,784       191,925
                       Archer-Daniels-Midland Co. .................................      3,065        47,998
                       Brown-Forman Corp., Class B.................................        486        22,701
                       Campbell Soup Co. ..........................................      1,966        51,765
                       Coca-Cola Co. ..............................................     11,379       560,302
                       Coca-Cola Enterprises, Inc. ................................      2,105        48,205
                       ConAgra Foods, Inc. ........................................      2,536        65,784
                       General Mills, Inc. ........................................      1,645        74,732
                       H.J. Heinz Co. .............................................      1,653        58,483
                       Hershey Foods Corp. ........................................        681        51,422
                       Kellogg Co. ................................................      1,923        72,709
                       Kroger Co.+.................................................      3,745        69,395
                       McCormick & Co., Inc. ......................................        210         6,233
                       Pepsi Bottling Group, Inc. .................................      1,330        35,258
                       PepsiCo, Inc. ..............................................      7,858       371,369
                       R.J. Reynolds Tobacco Holdings, Inc. .......................        430        25,396
                       Safeway, Inc.+..............................................      2,029        45,835
                       Sara Lee Corp. .............................................      3,701        78,905
                       SUPERVALU, Inc. ............................................        626        18,091
                       Sysco Corp. ................................................      3,124       118,493
                       UST, Inc. ..................................................        633        22,604
                       Winn-Dixie Stores, Inc. ....................................        566         3,713
                       Wm. Wrigley Jr. Co. ........................................      1,063        59,815
                       Household Products -- 2.4%
                       Alberto-Culver Co. .........................................         77         4,826
                       Avon Products, Inc. ........................................      1,117        70,728
                       Black & Decker Corp. .......................................        366        18,758
                       Clorox Co. .................................................      1,094        53,475
                       Colgate-Palmolive Co. ......................................      2,473       126,791
                       Gillette Co. ...............................................      4,844       175,595
                       Kimberly-Clark Corp. .......................................      2,440       144,106
                       Pactiv Corp.+...............................................        761        16,506
                       Procter & Gamble Co. .......................................      5,931       599,506
                                                                                                 ------------
                                                                                                   3,880,761
                                                                                                 ------------

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc., Class A+................................        790   $    58,665
                                                                                                 ------------
                       ENERGY -- 7.8%
                       Energy Services -- 6.9%
                       Allegheny Energy, Inc.+.....................................        581         7,332
                       Amerada Hess Corp. .........................................        381        21,485
                       Ameren Corp. ...............................................        664        32,065
                       American Electric Power Co., Inc. ..........................      1,822        59,488
                       Baker Hughes, Inc. .........................................      1,676        58,794
                       BJ Services Co.+............................................        810        31,703
                       ChevronTexaco Corp. ........................................      4,869       420,438
                       Cinergy Corp. ..............................................        776        30,008
                       CMS Energy Corp.+...........................................        636         5,584
                       ConocoPhillips..............................................      3,150       207,522
                       Consolidated Edison, Inc. ..................................      1,001        43,874
                       Constellation Energy Group, Inc. ...........................        771        31,017
                       Dominion Resources, Inc. ...................................      1,312        84,178
                       DTE Energy Co. .............................................        769        30,068
                       Duke Energy Corp. ..........................................      4,058        88,180
                       Edison International........................................      1,569        34,518
                       Entergy Corp. ..............................................      1,103        64,504
                       Exelon Corp. ...............................................      1,553       104,020
                       Exxon Mobil Corp. ..........................................     30,818     1,257,066
                       FirstEnergy Corp. ..........................................      1,358        50,952
                       FPL Group, Inc. ............................................        856        56,282
                       Halliburton Co. ............................................      2,048        61,747
                       Marathon Oil Corp. .........................................      1,447        46,999
                       Nabors Industries, Ltd.+....................................        616        27,104
                       Noble Corp.+................................................        600        22,260
                       PG&E Corp.+.................................................      1,884        50,586
                       Pinnacle West Capital Corp. ................................        440        17,270
                       PPL Corp. ..................................................        795        36,347
                       Public Service Enterprise Group, Inc. ......................      1,008        45,804
                       Rowan Cos., Inc.+...........................................        380         8,694
                       Schlumberger, Ltd. .........................................      2,724       166,654
                       Southern Co. ...............................................      3,345        99,681
                       TECO Energy, Inc. ..........................................        870        12,415
                       Transocean, Inc.+...........................................      1,499        40,383
                       TXU Corp. ..................................................      1,498        35,952
                       Xcel Energy, Inc. ..........................................      1,938        33,566
                       Energy Sources -- 0.9%
                       Anadarko Petroleum Corp. ...................................      1,195        59,630
                       Apache Corp. ...............................................      1,508        58,028
                       Burlington Resources, Inc. .................................        948        51,894
                       Calpine Corp.+..............................................      1,910        11,116
                       Devon Energy Corp. .........................................      1,073        60,582
                       EOG Resources, Inc. ........................................        540        24,462
                       Kerr-McGee Corp. ...........................................        476        23,191
                       Occidental Petroleum Corp. .................................      1,766        77,792
                       Sunoco, Inc. ...............................................        240        13,308
                       Unocal Corp. ...............................................      1,215        44,736
                                                                                                 ------------
                                                                                                   3,849,279
                                                                                                 ------------
                       FINANCE -- 20.1%
                       Banks -- 7.2%
                       AmSouth Bancorp.............................................      1,707        42,163
                       Bank of America Corp. ......................................      6,933       564,762
                       Bank of New York Co., Inc. .................................      3,427       108,807

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Bank One Corp. .............................................      5,231   $   264,741
                       BB&T Corp. .................................................      2,442        90,598
                       Charter One Financial, Inc. ................................      1,109        40,157
                       Comerica, Inc. .............................................        834        47,630
                       Fifth Third Bancorp.........................................      2,490       143,897
                       First Tennessee National Corp. .............................        620        27,541
                       FleetBoston Financial Corp. ................................      4,932       219,869
                       Golden West Financial Corp. ................................        722        74,893
                       Huntington Bancshares, Inc. ................................        751        16,770
                       Key Corp. ..................................................      2,003        62,273
                       Marshall & Ilsley Corp. ....................................      1,010        38,713
                       Mellon Financial Corp. .....................................      2,081        68,070
                       National City Corp. ........................................      2,919       100,764
                       North Fork Bancorp, Inc. ...................................        811        34,184
                       Northern Trust Corp. .......................................      1,068        50,730
                       PNC Financial Services Group................................      1,368        77,306
                       Regions Financial Corp. ....................................      1,082        40,575
                       SouthTrust Corp. ...........................................      1,170        39,768
                       State Street Corp. .........................................      1,536        82,714
                       SunTrust Banks, Inc. .......................................      1,348        97,541
                       Synovus Financial Corp. ....................................      1,429        35,868
                       U.S. Bancorp................................................      9,008       254,656
                       Union Planters Corp. .......................................        952        28,817
                       Wachovia Corp. .............................................      6,168       285,208
                       Washington Mutual, Inc. ....................................      4,164       184,465
                       Wells Fargo & Co. ..........................................      7,774       446,305
                       Zions Bancorp...............................................        430        25,215
                       Financial Services -- 8.3%
                       American Express Co. .......................................      5,960       308,966
                       Bear Stearns Cos., Inc. ....................................        441        36,316
                       Capital One Financial Corp. ................................      1,037        73,710
                       Charles Schwab Corp. .......................................      6,464        81,382
                       Citigroup, Inc. ............................................     23,692     1,172,280
                       Countrywide Credit Industries, Inc. ........................        778        65,002
                       Fannie Mae..................................................      4,523       348,723
                       Federated Investors, Inc., Class B..........................        360        11,120
                       Franklin Resources, Inc. ...................................      1,230        71,057
                       Freddie Mac.................................................      3,225       201,304
                       Goldman Sachs Group, Inc. ..................................      2,240       222,992
                       J.P. Morgan Chase & Co. ....................................      9,377       364,672
                       Janus Capital Group, Inc. ..................................      1,042        17,485
                       John Hancock Financial Services, Inc. ......................      1,460        60,561
                       Lehman Brothers Holdings, Inc. .............................      1,165        95,646
                       MBIA, Inc. .................................................        700        44,100
                       MBNA Corp. .................................................      6,018       162,245
                       Merrill Lynch & Co., Inc. ..................................      4,349       255,678
                       MGIC Investment Corp. ......................................        502        34,608
                       Moody's Corp. ..............................................        727        46,448
                       Morgan Stanley..............................................      5,088       296,172
                       Providian Financial Corp.+..................................      1,440        19,714
                       SLM Corp. ..................................................      2,099        80,602
                       T. Rowe Price Group, Inc. ..................................        558        29,089
                       Insurance -- 4.6%
                       ACE, Ltd. ..................................................      1,290        56,012
                       AFLAC, Inc. ................................................      2,502        92,274
                       Allstate Corp. .............................................      3,346       152,109
                       Ambac Financial Group, Inc. ................................        500        37,385

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       American International Group, Inc.#.........................     12,023   $   834,997
                       Aon Corp. ..................................................      1,282        31,499
                       Chubb Corp. ................................................        845        60,409
                       CIENA Corp.+................................................      2,050        14,863
                       CIGNA Corp. ................................................        654        40,561
                       Cincinnati Financial Corp. .................................        769        33,313
                       Hartford Financial Services Group, Inc. ....................      1,256        80,811
                       Jefferson-Pilot Corp. ......................................        380        19,509
                       Lincoln National Corp. .....................................        880        38,852
                       Loews Corp. ................................................        888        47,650
                       Marsh & McLennan Cos., Inc. ................................      2,290       107,470
                       MetLife, Inc. ..............................................      3,550       119,103
                       Principal Financial Group, Inc. ............................      1,320        45,804
                       Progressive Corp. ..........................................      1,026        84,799
                       Prudential Financial, Inc. .................................      2,640       114,840
                       SAFECO Corp. ...............................................        663        28,860
                       St. Paul Cos., Inc. ........................................      1,008        42,467
                       Torchmark Corp. ............................................        453        21,490
                       Travelers Property Casualty Corp., Class B..................      4,702        85,106
                       UnumProvident Corp. ........................................      1,334        20,850
                       XL Capital, Ltd., Class A...................................        609        48,416
                                                                                                 ------------
                                                                                                   9,954,321
                                                                                                 ------------
                       HEALTHCARE -- 13.0%
                       Drugs -- 7.9%
                       Abbott Laboratories.........................................      7,223       311,167
                       Allergan, Inc. .............................................        615        50,953
                       AmerisourceBergen Corp. ....................................        490        26,974
                       Amgen, Inc.+................................................      5,982       385,779
                       Bristol-Myers Squibb Co. ...................................      9,136       256,265
                       Cardinal Health, Inc. ......................................      2,009       128,797
                       Eli Lilly and Co. ..........................................      5,163       351,290
                       Express Scripts, Inc., Class A+.............................        360        24,901
                       Forest Laboratories, Inc.+..................................      1,658       123,504
                       King Pharmaceuticals, Inc.+.................................      1,170        19,516
                       Medco Health Solutions, Inc.+...............................      1,233        45,436
                       Merck & Co., Inc. ..........................................     10,225       486,710
                       Pfizer, Inc. ...............................................     35,339     1,294,468
                       Schering-Plough Corp. ......................................      6,905       121,114
                       Watson Pharmaceuticals, Inc.+...............................        506        23,534
                       Wyeth.......................................................      6,248       255,856
                       Health Services -- 1.3%
                       Aetna, Inc. ................................................        697        48,790
                       Anthem, Inc.+...............................................        660        53,975
                       HCA, Inc. ..................................................      2,336       104,886
                       Health Management Associates, Inc., Class A.................      1,200        29,412
                       Humana, Inc.+...............................................        780        18,197
                       IMS Health, Inc. ...........................................      1,139        29,306
                       Manor Care, Inc. ...........................................        481        17,172
                       McKesson Corp. .............................................      1,354        39,781
                       Quest Diagnostics, Inc. ....................................        460        39,100
                       Tenet Healthcare Corp.+.....................................      2,322        28,793
                       UnitedHealth Group, Inc. ...................................      2,754       167,664
                       Wellpoint Health Networks, Inc.+............................        628        65,940
                       Medical Products -- 3.8%
                       Applied Biosystems Group -- Applera Corp. ..................      1,037        24,515
                       Bausch & Lomb, Inc. ........................................        286        15,373

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Baxter International, Inc. .................................      2,832   $    82,553
                       Becton Dickinson & Co. .....................................      1,179        53,126
                       Biogen Idec, Inc.+..........................................      1,512        64,698
                       Biomet, Inc. ...............................................      1,009        39,008
                       Boston Scientific Corp.+....................................      3,834       156,389
                       C.R. Bard, Inc. ............................................        235        22,137
                       Chiron Corp.+...............................................        853        44,100
                       Genzyme Corp.+..............................................      1,040        57,044
                       Guidant Corp. ..............................................      1,394        89,049
                       Johnson & Johnson...........................................     13,736       733,777
                       MedImmune, Inc.+............................................      1,167        27,424
                       Medtronic, Inc. ............................................      5,496       270,513
                       St. Jude Medical, Inc.+.....................................        758        54,462
                       Stryker Corp. ..............................................        930        82,528
                       Zimmer Holdings, Inc.+......................................      1,052        80,478
                                                                                                 ------------
                                                                                                   6,446,454
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 10.8%
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................      3,948       164,829
                       General Dynamics Corp. .....................................        904        82,653
                       Goodrich Corp. .............................................        482        14,870
                       Lockheed Martin Corp. ......................................      2,128       103,463
                       Northrop Grumman Corp. .....................................        849        82,107
                       Raytheon Co. ...............................................      1,881        57,389
                       Rockwell Collins, Inc. .....................................        861        28,146
                       United Technologies Corp. ..................................      2,156       205,984
                       Business Services -- 1.9%
                       Allied Waste Industries, Inc.+..............................        990        13,513
                       Automatic Data Processing, Inc. ............................      2,877       122,992
                       Cendant Corp.+..............................................      4,847       109,785
                       Concord EFS, Inc.+..........................................      2,440        34,453
                       Convergys Corp.+............................................        816        13,644
                       Deluxe Corp. ...............................................        216         8,724
                       Equifax, Inc. ..............................................        668        17,375
                       First Data Corp. ...........................................      3,424       134,084
                       Fiserv, Inc.+...............................................        897        33,512
                       Fluor Corp. ................................................        436        16,158
                       Genuine Parts Co. ..........................................        885        29,170
                       H&R Block, Inc. ............................................        868        50,283
                       Interpublic Group of Cos., Inc.+............................      1,804        29,838
                       Johnson Controls, Inc. .....................................        798        46,962
                       Maxim Integrated Products, Inc. ............................      1,521        77,799
                       Monster Worldwide, Inc.+....................................        540        13,219
                       Paychex, Inc. ..............................................      1,765        66,152
                       PerkinElmer, Inc. ..........................................        564        11,647
                       R.R. Donnelley & Sons Co. ..................................        561        17,531
                       Robert Half International, Inc.+............................        870        20,436
                       W.W. Grainger, Inc. ........................................        444        21,374
                       Waste Management, Inc. .....................................      2,745        76,201
                       Electrical Equipment -- 0.2%
                       American Power Conversion Corp. ............................        937        23,228
                       American Standard Cos., Inc.+...............................        350        37,170
                       Power-One, Inc.+............................................        392         4,908
                       Thermo Electron Corp.+......................................        875        24,386

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 1.8%
                       Caterpillar, Inc. ..........................................      1,633   $   127,586
                       Cooper Industries, Ltd., Class A............................        460        25,898
                       Crane Co. ..................................................        192         5,768
                       Cummins, Inc. ..............................................        220        11,161
                       Danaher Corp. ..............................................        700        64,085
                       Deere & Co. ................................................      1,111        69,549
                       Dover Corp. ................................................        569        23,511
                       Eaton Corp. ................................................        282        32,754
                       Illinois Tool Works, Inc. ..................................      1,439       112,386
                       Ingersoll-Rand Co., Class A.................................        779        51,827
                       ITT Industries, Inc. .......................................        442        32,947
                       Pall Corp. .................................................        450        11,700
                       Parker-Hannifin Corp. ......................................        552        30,354
                       Rockwell Automation, Inc. ..................................        871        28,368
                       Textron, Inc. ..............................................        679        36,177
                       Tyco International, Ltd. ...................................      9,405       251,584
                       Multi-Industry -- 4.0%
                       3M Co. .....................................................      3,668       290,102
                       General Electric Co.@.......................................     46,580     1,566,485
                       Honeywell International, Inc. ..............................      3,848       138,990
                       Transportation -- 1.4%
                       Burlington Northern Santa Fe Corp. .........................      1,657        53,240
                       CSX Corp. ..................................................      1,001        31,592
                       FedEx Corp. ................................................      1,386        93,250
                       Norfolk Southern Corp. .....................................      1,831        40,831
                       Ryder System, Inc. .........................................        239         8,795
                       Union Pacific Corp. ........................................      1,184        76,250
                       United Parcel Service, Inc., Class B........................      5,160       367,753
                                                                                                 ------------
                                                                                                   5,376,928
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.4%
                       Broadcasting & Media -- 3.8%
                       Clear Channel Communications, Inc. .........................      2,906       130,741
                       Comcast Corp., Class A+.....................................     10,493       358,021
                       Dow Jones & Co., Inc. ......................................        376        18,605
                       Gannett Co., Inc. ..........................................      1,253       107,395
                       Knight-Ridder, Inc. ........................................        370        28,460
                       McGraw-Hill Cos., Inc. .....................................        913        68,493
                       Meredith Corp. .............................................        194         9,780
                       New York Times Co., Class A.................................        713        34,652
                       Omnicom Group, Inc. ........................................        896        73,830
                       Time Warner, Inc.+..........................................     20,788       365,245
                       Tribune Co. ................................................      1,417        72,536
                       Univision Communications, Inc., Class A+....................      1,490        52,701
                       Viacom, Inc., Class B.......................................      8,113       326,954
                       Walt Disney Co. ............................................      9,442       226,608
                       Entertainment Products -- 0.2%
                       Eastman Kodak Co. ..........................................      1,362        38,694
                       Hasbro, Inc. ...............................................        613        12,107
                       Mattel, Inc. ...............................................      2,100        39,711
                       Leisure & Tourism -- 1.4%
                       Brunswick Corp. ............................................         34         1,185
                       Carnival Corp. .............................................      2,851       126,641
                       Darden Restaurants, Inc. ...................................        844        16,880
                       Delta Air Lines, Inc. ......................................        629         6,605
                       Harrah's Entertainment, Inc. ...............................        501        26,553

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Hilton Hotels Corp. ........................................      1,681   $    26,896
                       International Game Technology...............................      1,560        58,438
                       Marriott International, Inc., Class A.......................      1,149        51,004
                       McDonald's Corp. ...........................................      5,803       149,369
                       Sabre Holdings Corp. .......................................        638        13,468
                       Southwest Airlines Co. .....................................      3,568        53,342
                       Starbucks Corp.+............................................      1,862        68,447
                       Starwood Hotels & Resorts Worldwide, Inc. ..................        940        33,220
                       Wendy's International, Inc. ................................        551        21,891
                       Yum! Brands, Inc.+..........................................      1,420        48,152
                                                                                                 ------------
                                                                                                   2,666,624
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 20.8%
                       Communication Equipment -- 1.0%
                       JDS Uniphase Corp.+.........................................      6,415        32,717
                       Motorola, Inc. .............................................     10,699       177,389
                       Network Appliance, Inc.+....................................      1,570        35,105
                       QUALCOMM, Inc. .............................................      3,629       212,006
                       Symbol Technologies, Inc. ..................................      1,017        17,594
                       Computers & Business Equipment -- 4.1%
                       Apple Computer, Inc.+.......................................      1,674        37,765
                       Avery Denison Corp. ........................................        518        32,199
                       Dell, Inc.+.................................................     11,877       397,523
                       EMC Corp.+..................................................     11,129       156,251
                       Gateway, Inc.+..............................................      1,549         7,311
                       Hewlett-Packard Co. ........................................     14,224       338,389
                       International Business Machines Corp. ......................      7,929       786,795
                       Lexmark International, Inc., Class A+.......................        608        50,397
                       Pitney Bowes, Inc. .........................................        964        39,119
                       Sun Microsystems, Inc.+.....................................     15,292        81,201
                       VERITAS Software Corp.+.....................................      1,939        63,716
                       Xerox Corp.+................................................      3,400        49,776
                       Computer Services -- 0.3%
                       Computer Associates International, Inc. ....................      2,779        72,643
                       Computer Sciences Corp.+....................................        836        37,328
                       Compuware Corp.+............................................      1,870        15,016
                       Sungard Data Systems, Inc.+.................................      1,070        33,309
                       Computer Software -- 4.3%
                       Adobe Systems, Inc. ........................................      1,126        43,306
                       Autodesk, Inc. .............................................        456        11,651
                       BMC Software, Inc.+.........................................      1,144        22,766
                       Citrix Systems, Inc.+.......................................        908        18,260
                       Electronic Arts, Inc.+......................................      1,300        60,918
                       Electronic Data Systems Corp. ..............................      2,256        54,054
                       Intuit, Inc.+...............................................      1,000        50,420
                       Mercury Interactive Corp.+..................................        413        19,386
                       Microsoft Corp. ............................................     50,042     1,383,661
                       NCR Corp.+..................................................        500        20,775
                       Novell, Inc.+...............................................      1,729        21,958
                       Oracle Corp.+...............................................     24,205       334,271
                       Parametric Technology Corp.+................................      1,328         5,564
                       Peoplesoft, Inc.+...........................................      1,716        36,980
                       Siebel Systems, Inc.+.......................................      2,270        30,259
                       Unisys Corp.+...............................................      1,546        21,397

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 4.7%
                       Advanced Micro Devices, Inc.+...............................      1,608   $    23,895
                       Agilent Technologies, Inc.+.................................      2,192        80,797
                       Altera Corp.+...............................................      1,808        40,481
                       Analog Devices, Inc.+.......................................      1,722        82,398
                       Applied Materials, Inc.+....................................      7,702       167,596
                       Applied Micro Circuits Corp.+...............................      1,230         8,942
                       Broadcom Corp., Class A+....................................      1,399        56,785
                       Emerson Electric Co. .......................................      2,035       130,036
                       Intel Corp. ................................................     30,134       922,100
                       Jabil Circuit, Inc.+........................................        935        27,676
                       KLA-Tencor Corp.+...........................................        887        50,621
                       Linear Technology Corp. ....................................      1,495        59,800
                       LSI Logic Corp.+............................................      1,755        18,059
                       Micron Technology, Inc.+....................................      2,832        45,624
                       Millipore Corp.+............................................        221        11,481
                       Molex, Inc. ................................................        925        32,134
                       National Semiconductor Corp.+...............................        848        32,606
                       Novellus Systems, Inc.+.....................................        681        23,195
                       NVIDIA Corp.+...............................................        690        15,353
                       PMC-Sierra, Inc.+...........................................        800        17,528
                       QLogic Corp.+...............................................        470        21,131
                       Sanmina-SCI Corp.+..........................................      2,482        32,539
                       Solectron Corp.+............................................      3,876        27,520
                       Tektronix, Inc. ............................................        432        13,422
                       Teradyne, Inc.+.............................................        865        23,268
                       Texas Instruments, Inc. ....................................      8,168       256,067
                       Thomas & Betts Corp. .......................................        189         3,918
                       Waters Corp.+...............................................        640        24,262
                       Xilinx, Inc.+...............................................      1,579        66,176
                       Internet Content -- 0.7%
                       eBay, Inc.+.................................................      2,990       200,420
                       Yahoo!, Inc.+...............................................      3,039       142,377
                       Internet Software -- 0.1%
                       Symantec Corp.+.............................................      1,360        52,768
                       Telecommunications -- 5.6%
                       ADC Telecommunications, Inc.+...............................      3,864        13,524
                       ALLTEL Corp. ...............................................      1,334        64,939
                       Andrew Corp.+...............................................        481         8,244
                       AT&T Corp. .................................................      3,600        70,056
                       AT&T Wireless Services, Inc.+...............................     12,747       140,854
                       Avaya, Inc.+................................................      1,932        33,578
                       BellSouth Corp. ............................................      8,394       245,357
                       Cisco Systems, Inc.+........................................     31,966       819,608
                       Citizens Communications Co.+................................      1,400        16,422
                       Comverse Technology, Inc.+..................................        930        16,368
                       Corning, Inc.+..............................................      6,160        79,587
                       Lucent Technologies, Inc.+..................................     19,184        85,944
                       Nextel Communications, Inc., Class A+.......................      4,989       131,660
                       Qwest Communications International, Inc.+...................      7,899        31,912
                       SBC Communications, Inc. ...................................     15,525       395,888
                       Scientific-Atlanta, Inc. ...................................        737        24,940
                       Sprint Corp. (FON Group)....................................      4,190        72,948
                       Sprint Corp. (PCS Group)+...................................      4,683        38,073
                       Tellabs, Inc.+..............................................      1,936        19,167
                       Verizon Communications, Inc. ...............................     12,829       472,877
                                                                                                 ------------
                                                                                                  10,302,096
                                                                                                 ------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       MATERIALS -- 2.7%
                       Chemicals -- 1.5%
                       Air Products and Chemicals, Inc. ...........................      1,069   $    53,354
                       Ashland, Inc. ..............................................        301        13,939
                       Dow Chemical Co. ...........................................      4,277       179,420
                       du Pont (E.I.) de Nemours and Co. ..........................      4,678       205,364
                       Eastman Chemical Co. .......................................        341        13,603
                       Ecolab, Inc. ...............................................      1,224        33,256
                       Engelhard Corp. ............................................        660        18,724
                       Great Lakes Chemical Corp. .................................        242         6,195
                       Hercules, Inc.+.............................................        550         6,710
                       International Flavors & Fragrances, Inc. ...................        450        16,497
                       Monsanto Co. ...............................................      1,220        37,320
                       PPG Industries, Inc. .......................................        783        45,594
                       Praxair, Inc. ..............................................      1,652        58,498
                       Rohm and Haas Co. ..........................................      1,044        40,998
                       Sigma-Aldrich Corp. ........................................        346        20,272
                       Forest Products -- 0.5%
                       Bemis Co., Inc. ............................................        225        10,906
                       Boise Cascade Corp. ........................................        397        12,883
                       Georgia-Pacific Corp. ......................................      1,080        30,348
                       International Paper Co. ....................................      2,278        96,291
                       Louisiana-Pacific Corp.+....................................        371         7,891
                       MeadWestvaco Corp. .........................................        940        25,352
                       Sealed Air Corp.+...........................................        440        21,907
                       Temple-Inland, Inc. ........................................        212        12,518
                       Weyerhaeuser Co. ...........................................      1,015        62,382
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................      3,992       136,447
                       Allegheny Technologies, Inc. ...............................        280         2,632
                       Ball Corp. .................................................        228        14,266
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............        757        27,903
                       Newmont Mining Corp. .......................................      1,925        80,195
                       Nucor Corp. ................................................        342        19,258
                       Phelps Dodge Corp.+.........................................        413        31,252
                       United States Steel Corp. ..................................        462        15,731
                       Worthington Industries, Inc. ...............................        194         3,168
                                                                                                 ------------
                                                                                                   1,361,074
                                                                                                 ------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Apartment Investment & Management Co., Class A..............        350        12,313
                       Equity Office Properties Trust..............................      1,890        56,038
                       Equity Residential..........................................      1,173        34,134
                       Plum Creek Timber Co., Inc. ................................        870        26,274
                       ProLogis....................................................        840        27,418
                       Simon Property Group, Inc. .................................        540        28,107
                                                                                                 ------------
                                                                                                     184,284
                                                                                                 ------------
                       UTILITIES -- 0.6%
                       Electric Utilities -- 0.2%
                       AES Corp.+..................................................      2,887        28,177
                       CenterPoint Energy, Inc. ...................................      1,441        15,130
                       NiSource, Inc. .............................................        983        20,643
                       Progress Energy, Inc. ......................................      1,115        49,930
                       Gas & Pipeline Utilities -- 0.3%
                       Dynegy, Inc., Class A+......................................      1,748         7,813
                       El Paso Energy Corp. .......................................      2,786        23,681
                       KeySpan Corp. ..............................................        723        26,368

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Kinder Morgan, Inc. ........................................        580   $    34,220
                       NICOR, Inc. ................................................        132         4,376
                       Peoples Energy Corp. .......................................         98         4,161
                       Sempra Energy...............................................      1,014        31,576
                       Williams Cos., Inc. ........................................      2,522        25,573
                       Telephone -- 0.1%
                       CenturyTel, Inc. ...........................................        616        16,263
                                                                                                 ------------
                                                                                                     287,911
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $55,411,207)..............               48,312,051
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.2%                                  AMOUNT
                       --------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.2%
                       United States Treasury Bills 0.99% due 03/11/04 (cost
                         $99,893)@.................................................  $ 100,000   $    99,893
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 2.6%
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $1,295,038 and collateralized by
                         $960,000 of United States Treasury Bonds, bearing interest at 8.00% due 11/15/21 having an approximate value of
                         $1,327,485 (cost $1,295,000)..............................  1,295,000     1,295,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $56,806,100; Note 3)                     100.2%                       49,706,944
                       Liabilities in excess of other assets --          (0.2)                          (90,777)
                                                                        ------                      ------------
                       NET ASSETS --                                    100.0%                      $49,616,167
                                                                        ======                      ============

              -----------------------------
              +  Non-income producing security
              # Security represents an investment in an affiliated company.
              @ The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                       EXPIRATION   VALUE AT      VALUE AS OF       UNREALIZED
                        CONTRACTS              DESCRIPTION                 DATE     TRADE DATE   JANUARY 31, 2004   DEPRECIATION
                       ---------------------------------------------------------------------------------------------------------
                       22    Long   S&P 500 E-Mini 500 Futures Index    March 2004  $1,201,520      $1,242,890        $41,370
                                                                                                                      =======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 99.3%                                           SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.9%
                       Apparel & Textiles -- 0.7%
                       Ross Stores, Inc. ..........................................     260,000   $    7,267,000
                       Automotive -- 0.8%
                       Harley-Davidson, Inc. ......................................     160,000        8,166,400
                       Retail -- 6.4%
                       Bed Bath & Beyond, Inc.+....................................     140,000        5,685,400
                       Family Dollar Stores, Inc. .................................     170,000        5,888,800
                       Fortune Brands, Inc. .......................................     105,000        7,365,750
                       Home Depot, Inc. ...........................................     380,000       13,478,600
                       Lowe's Cos., Inc. ..........................................     180,000        9,639,000
                       TJX Cos., Inc. .............................................     350,000        8,046,500
                       Wal-Mart Stores, Inc. ......................................     310,000       16,693,500
                                                                                                  ---------------
                                                                                                      82,230,950
                                                                                                  ---------------
                       CONSUMER STAPLES -- 10.0%
                       Food, Beverage & Tobacco -- 4.8%
                       Anheuser-Busch Cos., Inc. ..................................     475,000       24,092,000
                       Campbell Soup Co. ..........................................     200,000        5,266,000
                       Dean Foods Co.+.............................................     190,000        6,080,000
                       General Mills, Inc. ........................................     200,000        9,086,000
                       Hershey Foods Corp. ........................................      72,800        5,497,128
                       Household Products -- 5.2%
                       Avon Products, Inc. ........................................     420,000       26,594,400
                       Procter & Gamble Co. .......................................     275,000       27,797,000
                                                                                                  ---------------
                                                                                                     104,412,528
                                                                                                  ---------------
                       ENERGY -- 5.9%
                       Energy Services -- 5.2%
                       Baker Hughes, Inc. .........................................     230,000        8,068,400
                       FMC Technologies, Inc.+.....................................     220,000        5,414,200
                       FPL Group, Inc. ............................................     340,000       22,355,000
                       Halliburton Co. ............................................     260,000        7,839,000
                       Nabors Industries, Ltd.+....................................     250,000       11,000,000
                       Energy Sources -- 0.7%
                       Noble Energy, Inc. .........................................     160,000        7,072,000
                                                                                                  ---------------
                                                                                                      61,748,600
                                                                                                  ---------------
                       FINANCE -- 18.7%
                       Banks -- 4.9%
                       Bank of America Corp. ......................................     270,000       21,994,200
                       Bank One Corp. .............................................     315,000       15,942,150
                       Commerce Bancorp, Inc. .....................................     120,000        7,026,000
                       FleetBoston Financial Corp. ................................     130,000        5,795,400
                       Financial Services -- 10.7%
                       Citigroup, Inc. ............................................     951,578       47,084,079
                       Franklin Resources, Inc. ...................................     130,000        7,510,100
                       J.P. Morgan Chase & Co. ....................................     487,600       18,962,764

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Lehman Brothers Holdings, Inc. .............................     135,000   $   11,083,500
                       MBNA Corp. .................................................     240,000        6,470,400
                       Merrill Lynch & Co., Inc. ..................................     235,000       13,815,650
                       SLM Corp. ..................................................     180,000        6,912,000
                       Insurance -- 3.1%
                       ACE, Ltd. ..................................................     335,000       14,545,700
                       AFLAC, Inc. ................................................     201,050        7,414,724
                       XL Capital, Ltd., Class A...................................     122,600        9,746,700
                                                                                                  ---------------
                                                                                                     194,303,367
                                                                                                  ---------------
                       HEALTHCARE -- 15.7%
                       Drugs -- 8.9%
                       Allergan, Inc. .............................................      66,000        5,468,100
                       Amgen, Inc.+................................................     150,000        9,673,500
                       Barr Labs, Inc.+............................................      85,000        6,399,650
                       Cephalon, Inc.+.............................................      65,000        3,563,300
                       Forest Laboratories, Inc.+..................................     175,000       13,035,750
                       Gilead Sciences, Inc.+......................................      50,000        2,743,500
                       Millenium Pharmaceuticals, Inc.+............................     365,000        6,438,600
                       Pfizer, Inc. ...............................................     915,000       33,516,450
                       Wyeth.......................................................     299,000       12,244,050
                       Health Services -- 3.5%
                       Anthem, Inc.+...............................................      85,000        6,951,300
                       Caremark Rx, Inc.+..........................................     200,000        5,350,000
                       UnitedHealth Group, Inc. ...................................     190,000       11,567,200
                       Wellpoint Health Networks, Inc.+............................     121,000       12,705,000
                       Medical Products -- 3.3%
                       Alcon, Inc. ................................................      42,000        2,688,420
                       Applied Biosystems Group -- Applera Corp. ..................     135,000        3,191,400
                       Guidant Corp. ..............................................     170,000       10,859,600
                       St. Jude Medical, Inc.+.....................................     110,000        7,903,500
                       Zimmer Holdings, Inc.+......................................     125,000        9,562,500
                                                                                                  ---------------
                                                                                                     163,861,820
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 7.7%
                       Aerospace & Military Technology -- 1.4%
                       United Technologies Corp....................................     154,300       14,741,822
                       Business Services -- 2.0%
                       BearingPoint, Inc.+.........................................     200,000        1,920,000
                       Cendant Corp.+..............................................     285,000        6,455,250
                       Fiserv, Inc.+...............................................      90,000        3,362,400
                       Maxim Integrated Products, Inc. ............................     180,000        9,207,000
                       Electrical Equipment -- 1.0%
                       American Standard Cos., Inc.+...............................     100,000       10,620,000
                       Multi-Industry -- 3.3%
                       General Electric Co. .......................................   1,000,000       33,630,000
                                                                                                  ---------------
                                                                                                      79,936,472
                                                                                                  ---------------
                       INFORMATION & ENTERTAINMENT -- 9.7%
                       Broadcasting & Media -- 6.4%
                       News Corp. Ltd. ADR.........................................     175,000        6,443,500
                       Clear Channel Communications, Inc. .........................     210,000        9,447,900
                       Comcast Corp., Class A+.....................................     129,400        4,415,128
                       Comcast Corp., Special Class A+.............................     470,000       15,486,500
                       Tribune Co. ................................................     200,000       10,238,000

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Viacom, Inc., Class B.......................................     390,000   $   15,717,000
                       Westwood One, Inc.+.........................................     175,000        5,346,250
                       Leisure & Tourism -- 3.3%
                       Carnival Corp. .............................................     290,000       12,881,800
                       Royal Caribbean Cruises, Ltd. ..............................     280,000       11,863,600
                       Southwest Airlines Co. .....................................     640,000        9,568,000
                                                                                                  ---------------
                                                                                                     101,407,678
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 23.7%
                       Communication Equipment -- 2.4%
                       Juniper Networks, Inc.+.....................................     420,000       12,133,800
                       QUALCOMM, Inc. .............................................     230,000       13,436,600
                       Computers & Business Equipment -- 3.9%
                       Dell, Inc.+.................................................     600,000       20,082,000
                       Hewlett-Packard Co. ........................................     570,000       13,560,300
                       VERITAS Software Corp.+.....................................     200,000        6,572,000
                       Computer Software -- 6.9%
                       Affiliated Computer Services, Inc., Class A+................      90,000        4,990,500
                       Electronic Arts, Inc.+......................................     220,000       10,309,200
                       Mercury Interactive Corp.+..................................      55,000        2,581,700
                       Microsoft Corp. ............................................   1,700,000       47,005,000
                       Peoplesoft, Inc.+...........................................     325,000        7,003,750
                       Electronics -- 7.6%
                       Agilent Technologies, Inc.+.................................     205,000        7,556,300
                       Applied Materials, Inc.+....................................     225,000        4,896,000
                       Broadcom Corp., Class A+....................................     190,000        7,712,100
                       Flextronics International, Ltd.+............................     600,000       11,400,000
                       Intel Corp. ................................................     675,000       20,655,000
                       Linear Technology Corp. ....................................     230,000        9,200,000
                       Marvell Technology Group, Ltd.+.............................     175,000        7,280,000
                       Sanmina-SCI Corp.+..........................................     800,000       10,488,000
                       Internet Content -- 0.9%
                       eBay, Inc.+.................................................     100,000        6,703,000
                       Yahoo!, Inc.+...............................................      65,000        3,045,250
                       Internet Software -- 0.9%
                       Symantec Corp.+.............................................     230,000        8,924,000
                       Telecommunications -- 1.1%
                       ALLTEL Corp. ...............................................      50,000        2,434,000
                       Nextel Communications, Inc., Class A+.......................     120,000        3,166,800
                       Sprint Corp. (PCS Group)+...................................     750,000        6,097,500
                                                                                                  ---------------
                                                                                                     247,232,800
                                                                                                  ---------------
                       TOTAL INVESTMENT SECURITIES (cost $859,918,043).............                1,035,134,215
                                                                                                  ---------------

---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.3%                                   AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.3%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.15%
                         due 02/02/04 (cost $2,733,000)............................  $2,733,000   $    2,733,000
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $862,651,043; Note 3)                     99.6%                    1,037,867,215
                       Other assets less liabilities --                    0.4                        4,418,464
                                                                        ------                   ---------------
                       NET ASSETS --                                    100.0%                   $1,042,285,679
                                                                        ======                   ===============

              -----------------------------
              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS
    PORTFOLIO
    Federated Investment Counseling
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 96.9%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.6%
                       Apparel & Textiles -- 0.9%
                       Gap, Inc. ..................................................     127,300   $  2,365,234
                       Automotive -- 2.3%
                       Ford Motor Co. .............................................     214,989      3,125,940
                       General Motors Corp. .......................................      56,036      2,783,868
                       Housing -- 0.9%
                       Masco Corp. ................................................      90,000      2,399,400
                       Retail -- 2.5%
                       Federated Department Stores, Inc. ..........................      40,500      1,922,940
                       Home Depot, Inc. ...........................................      69,800      2,475,806
                       Sears Roebuck & Co. ........................................      42,800      1,893,900
                                                                                                  -------------
                                                                                                    16,967,088
                                                                                                  -------------
                       CONSUMER STAPLES -- 3.1%
                       Food, Beverage & Tobacco -- 3.1%
                       Altria Group, Inc. .........................................     110,300      6,131,577
                       UST, Inc. ..................................................      47,800      1,706,938
                                                                                                  -------------
                                                                                                     7,838,515
                                                                                                  -------------
                       ENERGY -- 12.9%
                       Energy Services -- 12.9%
                       BP, PLC ADR.................................................      86,000      4,093,600
                       ChevronTexaco Corp. ........................................      67,600      5,837,260
                       ConocoPhillips..............................................      67,200      4,427,136
                       ENSCO International, Inc. ..................................      83,500      2,379,750
                       Exxon Mobil Corp. ..........................................     121,100      4,939,669
                       FirstEnergy Corp. ..........................................      45,800      1,718,416
                       FPL Group, Inc. ............................................      33,700      2,215,775
                       Halliburton Co. ............................................      75,200      2,267,280
                       Marathon Oil Corp. .........................................      85,200      2,767,296
                       Public Service Enterprise Group, Inc. ......................      53,700      2,440,128
                                                                                                  -------------
                                                                                                    33,086,310
                                                                                                  -------------
                       FINANCE -- 31.4%
                       Banks -- 10.2%
                       Bank of America Corp. ......................................      76,800      6,256,128
                       PNC Financial Services Group................................      45,300      2,559,903
                       U.S. Bancorp................................................     124,200      3,511,134
                       Wachovia Corp. .............................................     120,200      5,558,048
                       Washington Mutual, Inc. ....................................      83,300      3,690,190
                       Wells Fargo & Co. ..........................................      78,800      4,523,908
                       Financial Services -- 15.7%
                       Bear Stearns Cos., Inc. ....................................      39,700      3,269,295
                       Capital One Financial Corp. ................................      44,500      3,163,060
                       Citigroup, Inc. ............................................     204,500     10,118,660
                       Fannie Mae..................................................      35,400      2,729,340
                       Goldman Sachs Group, Inc. ..................................      33,200      3,305,060

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       J.P. Morgan Chase & Co. ....................................     219,700   $  8,544,133
                       MBNA Corp. .................................................     118,700      3,200,152
                       Morgan Stanley..............................................     101,500      5,908,315
                       Insurance -- 5.5%
                       Allstate Corp. .............................................      94,600      4,300,516
                       Aon Corp. ..................................................      47,000      1,154,790
                       Hartford Financial Services Group, Inc. ....................      54,500      3,506,530
                       Lincoln National Corp. .....................................      53,000      2,339,950
                       MetLife, Inc. ..............................................      78,100      2,620,255
                       Nationwide Financial Services, Inc., Class A................       3,600        129,060
                                                                                                  -------------
                                                                                                    80,388,427
                                                                                                  -------------
                       HEALTHCARE -- 3.1%
                       Drugs -- 1.7%
                       Bristol-Myers Squibb Co. ...................................      81,800      2,294,490
                       Pfizer, Inc. ...............................................      55,500      2,032,965
                       Health Services -- 1.4%
                       McKesson Corp. .............................................      30,800        904,904
                       Tenet Healthcare Corp.+.....................................     101,000      1,252,400
                       UnitedHealth Group, Inc. ...................................      23,000      1,400,240
                                                                                                  -------------
                                                                                                     7,884,999
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 14.2%
                       Aerospace & Military Technology -- 1.3%
                       General Dynamics Corp. .....................................      23,400      2,139,462
                       Northrop Grumman Corp. .....................................      11,817      1,142,822
                       Business Services -- 7.9%
                       Cendant Corp.+..............................................     305,970      6,930,221
                       First Data Corp. ...........................................      69,600      2,725,536
                       H&R Block, Inc. ............................................      52,900      3,064,497
                       Johnson Controls, Inc. .....................................      79,400      4,672,690
                       Waste Management, Inc. .....................................     100,700      2,795,432
                       Machinery -- 3.7%
                       Ingersoll-Rand Co., Class A.................................      15,500      1,031,215
                       Textron, Inc. ..............................................      31,100      1,657,008
                       Tyco International, Ltd. ...................................     252,600      6,757,050
                       Transportation -- 1.3%
                       Union Pacific Corp. ........................................      51,400      3,310,160
                                                                                                  -------------
                                                                                                    36,226,093
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 3.9%
                       Broadcasting & Media -- 3.9%
                       Time Warner, Inc.+..........................................     144,000      2,530,080
                       Viacom, Inc., Class B.......................................      93,933      3,785,500
                       Walt Disney Co. ............................................     149,300      3,583,200
                                                                                                  -------------
                                                                                                     9,898,780
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 15.5%
                       Communication Equipment -- 0.8%
                       Motorola, Inc. .............................................     121,100      2,007,838
                       Computers & Business Equipment -- 6.6%
                       Hewlett-Packard Co. ........................................     261,298      6,216,280
                       International Business Machines Corp. ......................      46,400      4,604,272
                       Lexmark International, Inc., Class A+.......................      31,500      2,611,035

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Storage Technology Corp.+...................................     121,600   $  3,526,400
                       Computer Services -- 1.4%
                       Computer Sciences Corp.+....................................      38,900      1,736,885
                       Sungard Data Systems, Inc.+.................................      64,100      1,995,433
                       Computer Software -- 1.7%
                       BMC Software, Inc.+.........................................     108,000      2,149,200
                       Electronic Data Systems Corp. ..............................      89,800      2,151,608
                       Electronics -- 1.3%
                       Koninklijke Philips Electronics NV..........................     109,400      3,299,504
                       Telecommunications -- 3.7%
                       BellSouth Corp. ............................................      45,900      1,341,657
                       SBC Communications, Inc. ...................................      80,100      2,042,550
                       Sprint Corp. (FON Group)....................................     135,100      2,352,091
                       Verizon Communications, Inc. ...............................      99,456      3,665,948
                                                                                                  -------------
                                                                                                    39,700,701
                                                                                                  -------------
                       MATERIALS -- 6.2%
                       Chemicals -- 3.8%
                       Air Products and Chemicals, Inc. ...........................      67,600      3,373,916
                       du Pont (E.I.) de Nemours and Co. ..........................      65,500      2,875,450
                       PPG Industries, Inc. .......................................      60,500      3,522,915
                       Forest Products -- 1.1%
                       International Paper Co. ....................................      67,600      2,857,452
                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................      94,300      3,223,173
                                                                                                  -------------
                                                                                                    15,852,906
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $224,966,716)......................                247,843,819
                                                                                                  -------------
                       PREFERRED STOCK -- 1.8%
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.8%
                       Broadcasting & Media -- 1.8%
                       News Corp., Ltd. Sponsored ADR (cost $3,864,283)............     145,400   $  4,661,524
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $228,830,999).............                252,505,343
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 1.1%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.1%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.38%
                         due 02/02/04
                         (cost $2,971,000).........................................  $2,971,000      2,971,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $231,801,999; Note 3)                      99.8%                                255,476,343
                       Other assets less liabilities --                    0.2                                     387,215
                                                                         ------                               -------------
                       NET ASSETS --                                     100.0%                               $255,863,558
                                                                         ======                               =============

              -----------------------------
              +  Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Adviser, L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 99.7%                                           SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.7%
                       Automotive -- 0.6%
                       AutoZone, Inc.+.............................................     155,400   $   13,103,328
                       Housing -- 1.0%
                       Vulcan Materials Co. .......................................     487,000       23,229,900
                       Retail -- 3.1%
                       Costco Wholesale Corp.+.....................................   1,900,400       70,466,832
                                                                                                  ---------------
                                                                                                     106,800,060
                                                                                                  ---------------
                       CONSUMER STAPLES -- 10.4%
                       Food, Beverage & Tobacco -- 10.4%
                       Altria Group, Inc. .........................................   2,717,025      151,039,420
                       Diageo, PLC ADR.............................................     805,700       42,863,240
                       Heineken Holding NV.........................................     347,241       11,646,925
                       Hershey Foods Corp. ........................................     241,400       18,228,114
                       Kraft Foods, Inc., Class A..................................     420,400       13,541,084
                                                                                                  ---------------
                                                                                                     237,318,783
                                                                                                  ---------------
                       ENERGY -- 6.9%
                       Energy Services -- 2.8%
                       ConocoPhillips..............................................     884,104       58,244,771
                       Transocean, Inc.+...........................................     163,800        4,412,772
                       Energy Sources -- 4.1%
                       Devon Energy Corp. .........................................     760,126       42,916,714
                       EOG Resources, Inc. ........................................     603,600       27,343,080
                       Occidental Petroleum Corp. .................................     527,400       23,231,970
                                                                                                  ---------------
                                                                                                     156,149,307
                                                                                                  ---------------
                       FINANCE -- 51.1%
                       Banks -- 18.7%
                       Bank One Corp. .............................................   1,560,800       78,992,088
                       Fifth Third Bancorp.........................................     616,300       35,615,977
                       Golden West Financial Corp. ................................     770,900       79,965,457
                       HSBC Holdings, PLC..........................................   6,141,106       94,618,098
                       Lloyds TSB Group, PLC.......................................     679,800       23,160,786
                       State Street Corp. .........................................     220,900       11,895,465
                       Wells Fargo & Co. ..........................................   1,754,725      100,738,762
                       Financial Services -- 16.8%
                       American Express Co. .......................................   3,662,350      189,856,224
                       Citigroup, Inc. ............................................   2,011,452       99,526,645
                       Janus Capital Group, Inc. ..................................     401,300        6,733,814
                       Moody's Corp. ..............................................     468,800       29,951,632
                       Morgan Stanley..............................................     404,150       23,525,571
                       Providian Financial Corp.+..................................     813,000       11,129,970
                       Takefuji Corp. .............................................     321,360       19,370,559

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 15.6%
                       American International Group, Inc.#.........................     137,437   $    9,545,000
                       Aon Corp. ..................................................     964,900       23,707,593
                       Berkshire Hathaway, Inc., Class A+..........................       1,052       94,143,480
                       Berkshire Hathaway, Inc., Class B+..........................       1,461        4,355,241
                       Chubb Corp. ................................................     177,800       12,710,922
                       Everest Reinsurance Group, Ltd. ............................      71,300        6,066,204
                       Loews Corp. ................................................     807,400       43,325,084
                       Markel Corp.+...............................................       9,500        2,578,205
                       Principal Financial Group, Inc. ............................     287,300        9,969,310
                       Progressive Corp. ..........................................   1,084,400       89,625,660
                       Sun Life Financial Services of Canada, Inc. ................     170,400        4,556,496
                       Transatlantic Holdings, Inc.#...............................     643,800       53,499,780
                                                                                                  ---------------
                                                                                                   1,159,164,023
                                                                                                  ---------------
                       HEALTHCARE -- 4.6%
                       Drugs -- 3.5%
                       Eli Lilly and Co. ..........................................     475,700       32,366,628
                       Merck & Co., Inc. ..........................................     174,100        8,287,160
                       Novartis AG.................................................     265,000       11,923,001
                       Pfizer, Inc. ...............................................     741,300       27,153,819
                       Health Services -- 1.1%
                       HCA, Inc. ..................................................     533,600       23,958,640
                                                                                                  ---------------
                                                                                                     103,689,248
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.8%
                       Business Services -- 3.2%
                       Dun & Bradstreet Corp.+.....................................     540,500       26,976,355
                       H&R Block, Inc. ............................................     496,800       28,779,624
                       Rentokil Initial, PLC.......................................   1,820,700        6,499,078
                       WPP Group, PLC..............................................     187,500       10,468,125
                       Machinery -- 4.7%
                       Tyco International, Ltd. ...................................   3,942,992      105,475,036
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................     295,500       21,060,285
                                                                                                  ---------------
                                                                                                     199,258,503
                                                                                                  ---------------
                       INFORMATION & ENTERTAINMENT -- 3.8%
                       Broadcasting & Media -- 3.0%
                       Comcast Corp., Class A+.....................................     649,600       21,404,320
                       Gannett Co., Inc. ..........................................     179,900       15,419,229
                       Lagardere SCA...............................................     508,000       30,876,459
                       Leisure & Tourism -- 0.8%
                       Marriott International, Inc., Class A.......................     436,500       19,376,235
                                                                                                  ---------------
                                                                                                      87,076,243
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 3.8%
                       Computers & Business Equipment -- 2.1%
                       Lexmark International, Inc., Class A+.......................     583,800       48,391,182
                       Computer Software -- 1.1%
                       Microsoft Corp. ............................................     935,800       25,874,870

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 0.6%
                       Agere Systems, Inc.+........................................   3,462,000   $   13,328,700
                                                                                                  ---------------
                                                                                                      87,594,752
                                                                                                  ---------------
                       MATERIALS -- 3.9%
                       Forest Products -- 2.9%
                       Sealed Air Corp.+...........................................   1,336,300       66,534,377
                       Metals & Minerals -- 1.0%
                       Martin Marietta Materials, Inc. ............................     464,800       21,380,800
                                                                                                  ---------------
                                                                                                      87,915,177
                                                                                                  ---------------
                       REAL ESTATE -- 1.7%
                       Real Estate Investment Trusts -- 1.7%
                       CenterPoint Properties Corp. ...............................      46,100        3,692,610
                       General Growth Properties, Inc. ............................   1,133,622       34,008,659
                                                                                                  ---------------
                                                                                                      37,701,269
                                                                                                  ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,735,997,353)...........                2,262,667,365
                                                                                                  ---------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.3%                                   AMOUNT
                       ------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.3%
                       Redwood Receivable Corp. 1.01% due 02/02/04 (cost
                         $5,545,844)...............................................  $5,546,000        5,545,844
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,741,543,197; Note 3)                  100.0%                   2,268,213,209
                       Other assets less liabilities --                   0.0                          336,448
                                                                        ------                  ---------------
                       NET ASSETS --                                    100.0%                  $2,268,549,657
                                                                        ======                  ===============

              -----------------------------
              +  Non-income producing security
              # Security represents an investment in an affiliated company ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 99.3%                                         SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.3%
                       Automotive -- 3.1%
                       General Motors Corp. .......................................   80,717   $  4,010,020
                       Housing -- 3.2%
                       Sherwin-Williams Co. .......................................  126,350      4,263,049
                                                                                               -------------
                                                                                                  8,273,069
                                                                                               -------------
                       CONSUMER STAPLES -- 29.7%
                       Food, Beverage & Tobacco -- 23.1%
                       Albertson's, Inc. ..........................................  192,449      4,495,608
                       Altria Group, Inc. .........................................   80,000      4,447,200
                       Anheuser-Busch Cos., Inc. ..................................   82,599      4,189,421
                       Brown-Forman Corp., Class B.................................   92,594      4,325,066
                       ConAgra Foods, Inc. ........................................  164,852      4,276,261
                       McCormick & Co., Inc. ......................................  145,879      4,329,689
                       Wm. Wrigley Jr. Co. ........................................   77,740      4,374,430
                       Household Products -- 6.6%
                       Clorox Co. .................................................   88,901      4,345,481
                       Colgate-Palmolive Co. ......................................   86,604      4,440,187
                                                                                               -------------
                                                                                                 39,223,343
                                                                                               -------------
                       ENERGY -- 3.3%
                       Energy Services -- 3.3%
                       Exxon Mobil Corp. ..........................................  106,253      4,334,060
                                                                                               -------------
                       FINANCE -- 6.8%
                       Financial Services -- 6.8%
                       Citigroup, Inc. ............................................   89,250      4,416,090
                       J.P. Morgan Chase & Co. ....................................  118,098      4,592,831
                                                                                               -------------
                                                                                                  9,008,921
                                                                                               -------------
                       HEALTHCARE -- 16.7%
                       Drugs -- 13.1%
                       Abbott Laboratories.........................................   92,815      3,998,470
                       Bristol-Myers Squibb Co. ...................................  152,090      4,266,125
                       Merck & Co., Inc. ..........................................   94,997      4,521,857
                       Pfizer, Inc. ...............................................  123,251      4,514,684
                       Medical Products -- 3.6%
                       Becton Dickinson & Co. .....................................  104,280      4,698,857
                                                                                               -------------
                                                                                                 21,999,993
                                                                                               -------------
                       INDUSTRIAL & COMMERCIAL -- 13.8%
                       Business Services -- 10.2%
                       Automatic Data Processing, Inc. ............................  110,293      4,715,026
                       Genuine Parts Co. ..........................................  130,823      4,311,926
                       Johnson Controls, Inc. .....................................   75,008      4,414,221

---------------------

                       COMMON STOCK (CONTINUED)                                      SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 3.6%
                       General Electric Co. .......................................  140,704   $  4,731,875
                                                                                               -------------
                                                                                                 18,173,048
                                                                                               -------------
                       INFORMATION TECHNOLOGY -- 13.3%
                       Computers & Business Equipment -- 3.7%
                       Avery Denison Corp. ........................................   77,796      4,835,799
                       Electronics -- 3.2%
                       Emerson Electric Co. .......................................   66,692      4,261,619
                       Telecommunications -- 6.4%
                       AT&T Corp. .................................................  215,797      4,199,410
                       SBC Communications, Inc. ...................................  165,864      4,229,532
                                                                                               -------------
                                                                                                 17,526,360
                                                                                               -------------
                       MATERIALS -- 9.4%
                       Chemicals -- 6.2%
                       du Pont (E.I.) de Nemours and Co. ..........................   94,458      4,146,706
                       Rohm and Haas Co. ..........................................  101,654      3,991,953
                       Forest Products -- 3.2%
                       Bemis Co., Inc. ............................................   87,907      4,260,853
                                                                                               -------------
                                                                                                 12,399,512
                                                                                               -------------
                       TOTAL INVESTMENT SECURITIES (cost $124,258,699).............             130,938,306
                                                                                               -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.5%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2)
                         (cost $665,000)...........................................   $665,000        665,000
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $124,923,699; Note 3)                      99.8%                                131,603,306
                       Other assets less liabilities --                    0.2                                     287,165
                                                                         ------                               -------------
                       NET ASSETS --                                     100.0%                               $131,890,471
                                                                         ======                               =============

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 99.6%                                           SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.3%
                       Retail -- 9.3%
                       Bed Bath & Beyond, Inc.+....................................     277,200   $   11,257,092
                       Kohl's Corp.+...............................................      74,700        3,309,210
                       Lowe's Cos., Inc. ..........................................     661,000       35,396,550
                       Wal-Mart Stores, Inc. ......................................     965,900       52,013,715
                       Walgreen Co. ...............................................     285,900        9,877,845
                                                                                                  ---------------
                                                                                                     111,854,412
                                                                                                  ---------------
                       CONSUMER STAPLES -- 3.6%
                       Food, Beverage & Tobacco -- 0.5%
                       Anheuser-Busch Cos., Inc. ..................................     113,400        5,751,648
                       Household Products -- 3.1%
                       Avon Products, Inc. ........................................     282,800       17,906,896
                       Procter & Gamble Co. .......................................     196,600       19,872,328
                                                                                                  ---------------
                                                                                                      43,530,872
                                                                                                  ---------------
                       ENERGY -- 0.3%
                       Energy Services -- 0.3%
                       Baker Hughes, Inc. .........................................      72,400        2,539,792
                       Schlumberger, Ltd. .........................................      23,100        1,413,258
                                                                                                  ---------------
                                                                                                       3,953,050
                                                                                                  ---------------
                       FINANCE -- 15.3%
                       Financial Services -- 13.8%
                       Citigroup, Inc. ............................................   1,070,909       52,988,577
                       J.P. Morgan Chase & Co. ....................................     468,200       18,208,298
                       Lehman Brothers Holdings, Inc. .............................     105,700        8,677,970
                       MBNA Corp. .................................................   1,251,600       33,743,136
                       Merrill Lynch & Co., Inc. ..................................     610,500       35,891,295
                       Morgan Stanley..............................................     273,200       15,902,972
                       Insurance -- 1.5%
                       Progressive Corp. ..........................................     227,970       18,841,721
                                                                                                  ---------------
                                                                                                     184,253,969
                                                                                                  ---------------
                       HEALTHCARE -- 17.2%
                       Drugs -- 9.8%
                       Amgen, Inc.+................................................     647,600       41,763,724
                       Forest Laboratories, Inc.+..................................     142,500       10,614,825
                       Gilead Sciences, Inc.+......................................     135,300        7,423,911
                       Pfizer, Inc. ...............................................   1,254,616       45,956,584
                       Teva Pharmaceutical Industries, Ltd. ADR....................     192,900       12,073,611
                       Health Services -- 2.7%
                       Caremark Rx, Inc.+..........................................      74,700        1,998,225
                       UnitedHealth Group, Inc. ...................................     488,700       29,752,056
                       Medical Products -- 4.7%
                       Alcon, Inc. ................................................     198,000       12,673,980
                       Medtronic, Inc. ............................................     657,900       32,381,838
                       St. Jude Medical, Inc.+.....................................      40,500        2,909,925

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Stryker Corp. ..............................................      39,900   $    3,540,726
                       Zimmer Holdings, Inc.+......................................      63,900        4,888,350
                                                                                                  ---------------
                                                                                                     205,977,755
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.8%
                       Business Services -- 1.3%
                       Maxim Integrated Products, Inc. ............................     301,800       15,437,070
                       Multi-Industry -- 4.5%
                       General Electric Co. .......................................   1,613,500       54,262,005
                                                                                                  ---------------
                                                                                                      69,699,075
                                                                                                  ---------------
                       INFORMATION & ENTERTAINMENT -- 9.7%
                       Broadcasting & Media -- 9.7%
                       Clear Channel Communications, Inc. .........................     362,200       16,295,378
                       Comcast Corp., Class A+.....................................     918,400       30,261,280
                       E.W. Scripps Co., Class A...................................     108,200       10,290,902
                       Time Warner, Inc.+..........................................     858,500       15,083,845
                       Viacom, Inc., Class B.......................................   1,104,858       44,525,777
                                                                                                  ---------------
                                                                                                     116,457,182
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 38.4%
                       Communication Equipment -- 1.2%
                       Nokia Corp. ADR ............................................     676,560       13,977,730
                       Computers & Business Equipment -- 6.4%
                       Dell, Inc.+.................................................   1,431,800       47,922,346
                       EMC Corp.+..................................................   1,187,100       16,666,884
                       VERITAS Software Corp.+.....................................     387,900       12,746,394
                       Computer Software -- 8.1%
                       Electronic Arts, Inc.+......................................     560,510       26,265,499
                       Microsoft Corp. ............................................   2,582,600       71,408,890
                       Electronics -- 10.3%
                       Agilent Technologies, Inc.+.................................      70,800        2,609,688
                       Applied Materials, Inc.+....................................     912,200       19,849,472
                       Broadcom Corp., Class A+....................................     199,000        8,077,410
                       Intel Corp. ................................................   1,793,700       54,887,220
                       Marvell Technology Group, Ltd.+.............................     235,300        9,788,480
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR+...........   1,588,612       17,760,682
                       Texas Instruments, Inc. ....................................     337,200       10,571,220
                       Internet Content -- 6.0%
                       eBay, Inc.+.................................................     528,500       35,425,355
                       Yahoo!, Inc.+...............................................     771,120       36,126,972
                       Internet Software -- 1.4%
                       Symantec Corp.+.............................................     438,400       17,009,920
                       Telecommunications -- 5.0%
                       Cisco Systems, Inc.+........................................   1,910,763       48,991,963
                       Corning, Inc.+..............................................     851,200       10,997,504
                                                                                                  ---------------
                                                                                                     461,083,629
                                                                                                  ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,042,754,966)...........                1,196,809,944
                                                                                                  ---------------

                                                           ---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.3%                                   AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.3%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.15%
                         due 02/02/04 (cost $3,640,000)............................  $3,640,000   $    3,640,000
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,046,394,966; Note 3)                 99.9%                       1,200,449,944
                       Other assets less liabilities --                 0.1                              646,660
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $1,201,096,604
                                                                      ======                      ===============

              -----------------------------
              + Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 98.2%                                           SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.8%
                       Retail -- 5.8%
                       Dollar Tree Stores, Inc.+...................................      14,240   $   455,822
                       Family Dollar Stores, Inc. .................................       9,060       313,838
                       Home Depot, Inc. ...........................................      11,950       423,867
                       Wal-Mart Stores, Inc. ......................................      11,230       604,736
                                                                                                  ------------
                                                                                                    1,798,263
                                                                                                  ------------
                       CONSUMER STAPLES -- 12.5%
                       Food, Beverage & Tobacco -- 6.2%
                       Altria Group, Inc. .........................................       8,475       471,125
                       PepsiCo, Inc. ..............................................      18,390       869,111
                       Wm. Wrigley Jr. Co. ........................................      10,140       570,578
                       Household Products -- 6.3%
                       Avon Products, Inc. ........................................       8,750       554,050
                       Colgate-Palmolive Co. ......................................      13,300       681,891
                       Procter & Gamble Co. .......................................       7,075       715,141
                                                                                                  ------------
                                                                                                    3,861,896
                                                                                                  ------------
                       ENERGY -- 7.9%
                       Energy Services -- 4.9%
                       ConocoPhillips..............................................      14,375       947,025
                       Exelon Corp. ...............................................       8,250       552,585
                       Energy Sources -- 3.0%
                       Burlington Resources, Inc. .................................      16,950       927,843
                                                                                                  ------------
                                                                                                    2,427,453
                                                                                                  ------------
                       FINANCE -- 22.4%
                       Banks -- 7.6%
                       Bank of America Corp. ......................................      11,000       896,060
                       M&T Bank Corp. .............................................       8,875       798,484
                       Wells Fargo & Co. ..........................................      11,400       654,474
                       Financial Services -- 9.6%
                       Charles Schwab Corp. .......................................      54,690       688,547
                       Citigroup, Inc. ............................................      18,171       899,101
                       Fannie Mae..................................................      11,230       865,833
                       Freddie Mac.................................................       8,350       521,207
                       Insurance -- 5.2%
                       RenaissanceRe Holdings, Ltd. ...............................      17,225       888,121
                       XL Capital, Ltd., Class A...................................       8,825       701,587
                                                                                                  ------------
                                                                                                    6,913,414
                                                                                                  ------------
                       HEALTHCARE -- 8.5%
                       Drugs -- 6.0%
                       Pfizer, Inc. ...............................................      31,975     1,171,244
                       Wyeth.......................................................      17,050       698,198

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 1.5%
                       Caremark Rx, Inc.+..........................................      17,150   $   458,762
                       Medical Products -- 1.0%
                       Baxter International, Inc. .................................      10,250       298,788
                                                                                                  ------------
                                                                                                    2,626,992
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 10.6%
                       Aerospace & Military Technology -- 1.6%
                       United Technologies Corp. ..................................       5,000       477,700
                       Business Services -- 5.3%
                       Cendant Corp.+..............................................      34,160       773,724
                       First Data Corp. ...........................................      21,900       857,604
                       Machinery -- 3.7%
                       Eaton Corp. ................................................       4,400       511,060
                       Tyco International, Ltd. ...................................      24,050       643,338
                                                                                                  ------------
                                                                                                    3,263,426
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 14.2%
                       Broadcasting & Media -- 13.0%
                       Metro-Goldwyn-Mayer, Inc.+..................................       8,818       140,294
                       Clear Channel Communications, Inc. .........................      19,070       857,959
                       EchoStar Communications Corp., Class A+.....................      10,550       385,075
                       Fox Entertainment Group, Inc., Class A+.....................       7,575       226,796
                       Lamar Advertising Co.+......................................       7,725       297,258
                       Time Warner, Inc.+..........................................      20,400       358,428
                       Univision Communications, Inc., Class A+....................      24,850       878,945
                       Viacom, Inc., Class B.......................................      21,381       861,654
                       Leisure & Tourism -- 1.2%
                       Sabre Holdings Corp. .......................................      18,210       384,413
                                                                                                  ------------
                                                                                                    4,390,822
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 16.3%
                       Communication Equipment -- 2.0%
                       QUALCOMM, Inc. .............................................      10,550       616,331
                       Computers & Business Equipment -- 3.7%
                       CDW Corp. ..................................................       6,725       456,896
                       Dell, Inc.+.................................................      20,010       669,735
                       Computer Software -- 6.2%
                       Activision, Inc.+...........................................      29,013       545,735
                       Electronic Arts, Inc.+......................................       6,970       326,614
                       Microsoft Corp. ............................................      38,020     1,051,253
                       Telecommunications -- 4.4%
                       AT&T Wireless Services, Inc.+...............................      58,200       643,110
                       Cisco Systems, Inc.+........................................      27,800       712,792
                                                                                                  ------------
                                                                                                    5,022,466
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $24,878,484)..............                30,304,732
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.3%                                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank, bearing interest at 0.95%, dated 01/30/04 to be repurchased 02/02/04 in the amount of
                         $1,000,079 and collateralized by $690,000 of United States
                         Treasury Bonds, bearing interest at 8.75% due 08/15/20
                         having an approximate value of $1,023,788 (cost
                         $1,000,000)...............................................  $1,000,000   $ 1,000,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $25,878,484; Note 3)                      101.5%                    31,304,732
                       Liabilities in excess of other assets --           (1.5)                      (450,578)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $30,854,154
                                                                         ======                   ============

              -----------------------------
              + Non-incoming producing security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS
    TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 95.7%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.9%
                       Automotive -- 1.0%
                       Bayerische Motoren Werke AG.................................      19,630   $    860,366
                       Harley-Davidson, Inc. ......................................      37,200      1,898,688
                       Housing -- 0.6%
                       Newell Rubbermaid, Inc. ....................................      72,000      1,758,960
                       Retail -- 6.3%
                       CVS Corp. ..................................................      52,800      1,886,016
                       Home Depot, Inc. ...........................................      97,270      3,450,167
                       Kohl's Corp.+...............................................      46,400      2,055,520
                       May Department Stores Co. ..................................      51,200      1,684,480
                       Target Corp. ...............................................      72,170      2,739,573
                       TJX Cos., Inc. .............................................      97,600      2,243,824
                       Wal-Mart Stores, Inc. ......................................      68,410      3,683,879
                                                                                                  -------------
                                                                                                    22,261,473
                                                                                                  -------------
                       CONSUMER STAPLES -- 6.8%
                       Food, Beverage & Tobacco -- 4.3%
                       Altria Group, Inc. .........................................      88,630      4,926,942
                       Archer-Daniels-Midland Co. .................................      92,200      1,443,852
                       General Mills, Inc. ........................................      53,700      2,439,591
                       PepsiCo, Inc. ..............................................      72,492      3,425,972
                       Household Products -- 2.5%
                       Colgate-Palmolive Co. ......................................      25,400      1,302,258
                       Kimberly-Clark Corp. .......................................      28,160      1,663,129
                       Procter & Gamble Co. .......................................      19,910      2,012,503
                       Reckitt & Colman, PLC.......................................      82,700      1,932,366
                                                                                                  -------------
                                                                                                    19,146,613
                                                                                                  -------------
                       ENERGY -- 8.9%
                       Energy Services -- 7.7%
                       BP, PLC ADR.................................................      11,610        552,636
                       Dominion Resources, Inc. ...................................      37,840      2,427,814
                       EnCana Corp. ...............................................      28,760      1,124,516
                       EnCana Corp. (Canadian Shares)..............................      28,970      1,126,223
                       Entergy Corp. ..............................................      10,200        596,496
                       Exelon Corp. ...............................................      41,300      2,766,274
                       Exxon Mobil Corp. ..........................................     150,234      6,128,045
                       FirstEnergy Corp. ..........................................      16,050        602,196
                       Halliburton Co. ............................................      86,000      2,592,900
                       Noble Corp.+................................................      19,010        705,271
                       PPL Corp. ..................................................      16,900        772,668
                       Schlumberger, Ltd. .........................................      27,260      1,667,767
                       Transocean, Inc.+...........................................      26,800        721,992

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 1.2%
                       Total Fina Elf SA ADR.......................................      14,100   $  1,245,030
                       Unocal Corp. ...............................................      62,700      2,308,614
                                                                                                  -------------
                                                                                                    25,338,442
                                                                                                  -------------
                       FINANCE -- 19.4%
                       Banks -- 6.3%
                       Bank of America Corp. ......................................      56,530      4,604,934
                       Bank of New York Co., Inc. .................................      21,300        676,275
                       Bank One Corp. .............................................      50,560      2,558,842
                       Golden West Financial Corp. ................................      13,300      1,379,609
                       Mellon Financial Corp. .....................................      27,420        896,908
                       State Street Corp. .........................................      18,800      1,012,380
                       SunTrust Banks, Inc. .......................................      17,990      1,301,756
                       U.S. Bancorp................................................      93,960      2,656,249
                       Wells Fargo & Co. ..........................................      49,020      2,814,238
                       Financial Services -- 10.1%
                       American Express Co. .......................................      59,700      3,094,848
                       Citigroup, Inc. ............................................     212,403     10,509,700
                       Fannie Mae..................................................      83,040      6,402,384
                       Franklin Resources, Inc. ...................................       2,800        161,756
                       Goldman Sachs Group, Inc. ..................................       8,810        877,036
                       Legg Mason, Inc. ...........................................      13,100      1,160,005
                       Lehman Brothers Holdings, Inc. .............................      14,200      1,165,820
                       MBNA Corp. .................................................      40,130      1,081,905
                       Merrill Lynch & Co., Inc. ..................................      69,310      4,074,735
                       Insurance -- 3.0%
                       Hartford Financial Services Group, Inc. ....................      83,200      5,353,088
                       Marsh & McLennan Cos., Inc. ................................      21,840      1,024,951
                       MetLife, Inc. ..............................................      32,350      1,085,343
                       XL Capital, Ltd., Class A...................................      14,520      1,154,340
                                                                                                  -------------
                                                                                                    55,047,102
                                                                                                  -------------
                       HEALTHCARE -- 13.8%
                       Drugs -- 6.9%
                       Allergan, Inc. .............................................      22,300      1,847,555
                       AmerisourceBergen Corp. ....................................      29,230      1,609,112
                       Cardinal Health, Inc. ......................................      14,100        903,951
                       Gilead Sciences, Inc.+......................................      22,900      1,256,523
                       Novartis AG.................................................      75,860      3,413,128
                       Pfizer, Inc. ...............................................      69,039      2,528,899
                       Roche Holding AG............................................      28,300      2,865,737
                       Schering-Plough Corp. ......................................      62,400      1,094,496
                       Wyeth.......................................................      98,930      4,051,183
                       Health Services -- 0.9%
                       HCA, Inc. ..................................................      10,100        453,490
                       Tenet Healthcare Corp.+.....................................     172,610      2,140,364
                       Medical Products -- 6.0%
                       Applied Biosystems Group -- Applera Corp. ..................      20,000        472,800
                       Baxter International, Inc. .................................      71,750      2,091,513
                       C.R. Bard, Inc. ............................................       8,500        800,700
                       Genzyme Corp.+..............................................      55,800      3,060,630
                       Guidant Corp. ..............................................      43,230      2,761,532
                       Johnson & Johnson...........................................     144,260      7,706,369
                                                                                                  -------------
                                                                                                    39,057,982
                                                                                                  -------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 10.9%
                       Aerospace & Military Technology -- 0.9%
                       Lockheed Martin Corp. ......................................      38,570   $  1,875,273
                       United Technologies Corp. ..................................       7,700        735,658
                       Business Services -- 1.5%
                       Accenture, Ltd.+............................................      77,000      1,822,590
                       Aramark Corp. ..............................................      36,500        960,680
                       Magna International, Inc., Class A ADR......................      16,890      1,371,130
                       Electrical Equipment -- 0.3%
                       American Standard Cos., Inc.+...............................       8,050        854,910
                       Machinery -- 2.8%
                       Danaher Corp. ..............................................       8,000        732,400
                       Eaton Corp. ................................................      16,100      1,870,015
                       Illinois Tool Works, Inc. ..................................      12,130        947,353
                       Rockwell Automation, Inc. ..................................      19,700        641,629
                       Tyco International, Ltd. ...................................     134,100      3,587,175
                       Multi-Industry -- 3.1%
                       General Electric Co. .......................................     264,020      8,878,993
                       Transportation -- 2.3%
                       Canadian National Railway Co. ..............................      14,980        898,051
                       FedEx Corp. ................................................      29,540      1,987,451
                       Union Pacific Corp. ........................................      36,000      2,318,400
                       United Parcel Service, Inc., Class B........................      19,280      1,374,086
                                                                                                  -------------
                                                                                                    30,855,794
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 8.0%
                       Broadcasting & Media -- 7.0%
                       Clear Channel Communications, Inc. .........................      67,160      3,021,528
                       Comcast Corp., Class A+.....................................      91,817      3,132,796
                       EchoStar Communications Corp., Class A+.....................      61,260      2,235,990
                       Fox Entertainment Group, Inc., Class A+.....................      47,900      1,434,126
                       New York Times Co., Class A.................................      69,660      3,385,476
                       Time Warner, Inc.+..........................................     146,930      2,581,560
                       Viacom, Inc., Class B.......................................      81,500      3,284,450
                       Walt Disney Co. ............................................      28,200        676,800
                       Leisure & Tourism -- 1.0%
                       McDonald's Corp. ...........................................      33,740        868,468
                       Southwest Airlines Co. .....................................     105,600      1,578,720
                       Starwood Hotels & Resorts Worldwide, Inc. ..................      15,080        532,927
                                                                                                  -------------
                                                                                                    22,732,841
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 16.8%
                       Computers & Business Equipment -- 4.8%
                       Dell, Inc.+.................................................      68,800      2,302,736
                       Hewlett-Packard Co. ........................................     114,870      2,732,757
                       International Business Machines Corp. ......................      65,760      6,525,365
                       VERITAS Software Corp.+.....................................      20,240        665,086
                       Xerox Corp.+................................................      97,700      1,430,328
                       Computer Software -- 3.6%
                       Microsoft Corp. ............................................     370,220     10,236,583
                       Electronics -- 3.3%
                       Agere Systems, Inc.+........................................      60,800        221,920
                       Analog Devices, Inc.+.......................................      47,990      2,296,322
                       Emerson Electric Co. .......................................      22,100      1,412,190
                       Intel Corp. ................................................      96,950      2,966,670

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Marvell Technology Group, Ltd.+.............................       8,300   $    345,280
                       Novellus Systems, Inc.+.....................................      40,000      1,362,400
                       Texas Instruments, Inc. ....................................      26,540        832,029
                       Internet Content -- 0.2%
                       InterActive Corp.+..........................................      13,500        437,400
                       Telecommunications -- 4.9%
                       Amdocs, Ltd.+...............................................      19,400        550,378
                       AT&T Wireless Services, Inc.+...............................      69,700        770,185
                       Cisco Systems, Inc.+........................................     281,960      7,229,454
                       Koninklijke KPN NV+.........................................      88,400        728,877
                       Sprint Corp. (FON Group)....................................      58,400      1,016,744
                       Sprint Corp. (PCS Group)+...................................      74,890        608,856
                       Verizon Communications, Inc. ...............................      81,120      2,990,083
                                                                                                  -------------
                                                                                                    47,661,643
                                                                                                  -------------
                       MATERIALS -- 3.2%
                       Chemicals -- 2.9%
                       Air Products and Chemicals, Inc. ...........................      22,190      1,107,503
                       Dow Chemical Co. ...........................................      39,500      1,657,025
                       Monsanto Co. ...............................................      47,200      1,443,848
                       PPG Industries, Inc. .......................................      28,060      1,633,934
                       Praxair, Inc. ..............................................      70,380      2,492,156
                       Metals & Minerals -- 0.3%
                       BHP Billiton, PLC...........................................      85,300        701,397
                                                                                                  -------------
                                                                                                     9,035,863
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $244,478,467)......................                271,137,753
                                                                                                  -------------
                       PREFERRED STOCK -- 0.5%
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Automotive -- 0.3%
                       Porsche AG..................................................       1,370        781,502
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       News Corp., Ltd. Sponsored ADR..............................      22,500        721,350
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $1,316,165).....................                  1,502,852
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $245,794,632).............                272,640,605
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 2.9%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       SHORT-TERM SECURITIES -- 2.9%
                       Federal Home Loan Bank Cons. Disc. Notes 0.95% due 02/02/04
                         (cost $8,093,786; Note 3).................................  $8,094,000      8,093,786
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $253,888,418; Note 3)                     99.1%                    280,734,391
                       Other assets less liabilities --                   0.9                       2,576,537
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $283,310,928
                                                                        ======                   =============

              -----------------------------
              + Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investments Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 100.2%                                         SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.0%
                       Apparel & Textiles -- 0.7%
                       Chico's FAS, Inc.+..........................................    17,100    $    629,964
                       Liz Claiborne, Inc. ........................................     9,800         350,546
                       Reebok International, Ltd. .................................    25,700         996,646
                       Timberland Co., Class A+....................................     4,900         244,118
                       Automotive -- 1.1%
                       Advanced Auto Parts, Inc.+..................................    41,800       1,626,856
                       AutoZone, Inc.+.............................................    18,500       1,559,920
                       Housing -- 1.3%
                       D.R. Horton, Inc. ..........................................    22,500         632,250
                       Lennar Corp. ...............................................    13,800         608,580
                       Masco Corp. ................................................    35,000         933,100
                       Whirlpool Corp. ............................................    22,700       1,724,065
                       Retail -- 9.9%
                       Bed Bath & Beyond, Inc.+....................................    29,600       1,202,056
                       Best Buy Co., Inc. .........................................    35,100       1,768,689
                       CBRL Group, Inc. ...........................................     6,100         228,933
                       Family Dollar Stores, Inc. .................................    17,600         609,664
                       Federated Department Stores, Inc. ..........................    10,000         474,800
                       Home Depot, Inc. ...........................................   129,100       4,579,177
                       Kohl's Corp.+...............................................    23,200       1,027,760
                       Lowe's Cos., Inc. ..........................................    96,500       5,167,575
                       Michaels Stores, Inc. ......................................     6,500         291,005
                       PetSmart, Inc. .............................................    11,800         276,946
                       Rent-A-Center, Inc.+........................................    12,300         383,391
                       Staples, Inc.+..............................................    82,500       2,195,325
                       TJX Cos., Inc. .............................................    98,600       2,266,814
                       Wal-Mart Stores, Inc. ......................................   166,400       8,960,640
                       Williams-Sonoma, Inc.+......................................    11,000         353,210
                                                                                                 -------------
                                                                                                   39,092,030
                                                                                                 -------------
                       CONSUMER STAPLES -- 5.2%
                       Food, Beverage & Tobacco -- 3.6%
                       Altria Group, Inc. .........................................    51,300       2,851,767
                       Anheuser-Busch Cos., Inc. ..................................    19,000         963,680
                       Coca-Cola Enterprises, Inc. ................................    42,100         964,090
                       Kroger Co.+.................................................    32,400         600,372
                       PepsiCo, Inc. ..............................................    99,800       4,716,548
                       Performance Food Group Co.+.................................     4,900         153,566
                       Sysco Corp. ................................................    14,000         531,020
                       Household Products -- 1.6%
                       Procter & Gamble Co. .......................................    49,200       4,973,136
                                                                                                 -------------
                                                                                                   15,754,179
                                                                                                 -------------

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       EDUCATION -- 1.5%
                       Education -- 1.5%
                       Apollo Group, Inc., Class A+................................    26,100    $  1,938,186
                       Career Education Corp.+.....................................    52,000       2,618,720
                                                                                                 -------------
                                                                                                    4,556,906
                                                                                                 -------------
                       ENERGY -- 1.2%
                       Energy Services -- 1.0%
                       Edison International........................................    78,000       1,716,000
                       Entergy Corp. ..............................................    15,800         923,984
                       GlobalSantaFe Corp. ........................................    15,900         434,070
                       Energy Sources -- 0.2%
                       Burlington Resources, Inc. .................................    10,000         547,400
                                                                                                 -------------
                                                                                                    3,621,454
                                                                                                 -------------
                       FINANCE -- 10.7%
                       Banks -- 1.3%
                       State Street Corp. .........................................    32,300       1,739,355
                       U.S. Bancorp................................................    31,000         876,370
                       Wells Fargo & Co. ..........................................    12,500         717,625
                       Zions Bancorp...............................................    11,800         691,952
                       Financial Services -- 7.8%
                       American Express Co. .......................................    12,500         648,000
                       Capital One Financial Corp. ................................    60,800       4,321,664
                       Charles Schwab Corp. .......................................    57,600         725,184
                       Citigroup, Inc. ............................................    63,100       3,122,188
                       Doral Financial Corp. ......................................    15,300         496,791
                       Fannie Mae..................................................    63,500       4,895,850
                       Fidelity National Financial, Inc. ..........................    13,900         572,819
                       Freddie Mac.................................................    28,300       1,766,486
                       MBNA Corp. .................................................   214,100       5,772,136
                       Merrill Lynch & Co., Inc. ..................................    14,000         823,060
                       Piper Jaffray Cos.+.........................................       319          14,977
                       SEI Corp. ..................................................     9,000         305,280
                       Insurance -- 1.6%
                       American International Group, Inc.#.........................    70,977       4,929,353
                                                                                                 -------------
                                                                                                   32,419,090
                                                                                                 -------------
                       HEALTHCARE -- 22.0%
                       Drugs -- 12.2%
                       Abbott Laboratories.........................................    84,000       3,618,720
                       Allergan, Inc. .............................................    23,300       1,930,405
                       AmerisourceBergen Corp. ....................................    15,600         858,780
                       Amgen, Inc.+................................................    71,800       4,630,382
                       Amylin Pharmaceuticals, Inc.+...............................    13,400         258,888
                       Barr Labs, Inc.+............................................     5,400         406,566
                       Cardinal Health, Inc. ......................................    34,200       2,192,562
                       Express Scripts, Inc., Class A+.............................     4,100         283,597
                       Forest Laboratories, Inc.+..................................    26,600       1,981,434
                       Gilead Sciences, Inc.+......................................    19,400       1,064,478
                       Medco Health Solutions, Inc.+...............................    19,900         733,315
                       Merck & Co., Inc. ..........................................    29,800       1,418,480
                       Pfizer, Inc. ...............................................   396,400      14,520,132
                       Wyeth.......................................................    69,900       2,862,405
                       Health Services -- 3.2%
                       Anthem, Inc.+...............................................     2,700         220,806
                       Caremark Rx, Inc.+..........................................    23,000         615,250
                       Community Health Systems, Inc.+.............................     5,800         163,908

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services (continued)
                       Coventry Health Care, Inc.+.................................    37,600    $  2,492,880
                       Health Management Associates, Inc., Class A.................    22,500         551,475
                       IMS Health, Inc. ...........................................    12,700         326,771
                       Manor Care, Inc. ...........................................    10,400         371,280
                       McKesson Corp. .............................................     4,200         123,396
                       Mid Atlantic Medical Services, Inc.+........................     5,700         386,175
                       Patterson Dental Co.+.......................................    11,600         765,020
                       UnitedHealth Group, Inc. ...................................    35,100       2,136,888
                       Universal Health Services, Inc. ............................    11,300         620,596
                       WellChoice, Inc.+...........................................     5,000         183,000
                       Wellpoint Health Networks, Inc.+............................     7,600         798,000
                       Medical Products -- 6.6%
                       Beckman Coulter, Inc. ......................................     4,900         267,099
                       Biogen Idec, Inc.+..........................................     9,900         423,621
                       Boston Scientific Corp.+....................................    30,800       1,256,332
                       Fisher Scientific International, Inc.+......................     8,000         357,200
                       Genentech, Inc.+............................................    11,500       1,098,250
                       Genzyme Corp.+..............................................    18,800       1,031,180
                       Guidant Corp. ..............................................    29,600       1,890,848
                       Henry Schein, Inc.+.........................................    10,400         729,456
                       Johnson & Johnson...........................................   152,300       8,135,866
                       Medtronic, Inc. ............................................    64,800       3,189,456
                       St. Jude Medical, Inc.+.....................................     5,000         359,250
                       Steris Corp.+...............................................    13,700         346,610
                       Varian Medical Systems, Inc.+...............................     7,900         655,226
                                                                                                 -------------
                                                                                                   66,255,983
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 8.8%
                       Aerospace & Military Technology -- 0.7%
                       L-3 Communications Holdings, Inc.+..........................     9,900         529,254
                       United Technologies Corp. ..................................    18,100       1,729,274
                       Business Services -- 1.3%
                       Accenture, Ltd.+............................................    38,300         906,561
                       Convergys Corp.+............................................     9,600         160,512
                       Fiserv, Inc.+...............................................    22,800         851,808
                       Getty Images, Inc.+.........................................     7,900         389,865
                       H&R Block, Inc. ............................................     6,100         353,373
                       Iron Mountain, Inc.+........................................     7,200         299,736
                       Maxim Integrated Products, Inc. ............................    16,900         864,435
                       Multi-Industry -- 6.6%
                       3M Co. .....................................................    51,700       4,088,953
                       General Electric Co. .......................................   473,500      15,923,805
                       Transportation -- 0.2%
                       United Parcel Service, Inc., Class B........................     8,200         584,414
                                                                                                 -------------
                                                                                                   26,681,990
                                                                                                 -------------
                       INFORMATION & ENTERTAINMENT -- 4.5%
                       Broadcasting & Media -- 2.4%
                       Comcast Corp., Class A+.....................................    10,200         348,024
                       Comcast Corp., Class A+.....................................    58,100       1,914,395
                       EchoStar Communications Corp., Class A+.....................    36,100       1,317,650
                       Fox Entertainment Group, Inc., Class A+.....................    17,800         532,932
                       Liberty Media Corp.+........................................    97,700       1,137,228
                       Omnicom Group, Inc. ........................................     9,900         815,760
                       Time Warner, Inc.+..........................................    34,700         609,679
                       Walt Disney Co. ............................................    21,000         504,000

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 0.1%
                       Mattel, Inc. ...............................................    11,000    $    208,010
                       Leisure & Tourism -- 2.0%
                       GTECH Holdings Corp. .......................................    14,100         784,101
                       Harrah's Entertainment, Inc. ...............................    20,500       1,086,500
                       Marriott International, Inc., Class A.......................     6,900         306,291
                       Royal Caribbean Cruises, Ltd. ..............................    48,600       2,059,182
                       Southwest Airlines Co. .....................................    17,800         266,110
                       Starbucks Corp.+............................................    30,000       1,102,800
                       Yum! Brands, Inc.+..........................................    18,100         613,771
                                                                                                 -------------
                                                                                                   13,606,433
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 32.5%
                       Communication Equipment -- 2.3%
                       Foundry Networks, Inc.+.....................................    10,500         250,215
                       Juniper Networks, Inc.+.....................................    21,700         626,913
                       Nokia Corp. ................................................    48,300         997,878
                       QUALCOMM, Inc. .............................................    86,300       5,041,646
                       Computers & Business Equipment -- 4.5%
                       Harris Corp. ...............................................     7,500         365,100
                       Dell, Inc.+.................................................   171,600       5,743,452
                       EMC Corp.+..................................................   143,200       2,010,528
                       Lexar Media, Inc.+..........................................     5,200          75,920
                       Lexmark International, Inc., Class A+.......................    34,800       2,884,572
                       SanDisk Corp.+..............................................    13,200         718,608
                       VERITAS Software Corp.+.....................................    24,100         791,926
                       Xerox Corp.+................................................    64,100         938,424
                       Computer Services -- 0.2%
                       Sungard Data Systems, Inc.+.................................    24,200         753,346
                       Computer Software -- 7.6%
                       Adobe Systems, Inc. ........................................    26,300       1,011,498
                       Affiliated Computer Services, Inc., Class A+................    14,100         781,845
                       Autodesk, Inc. .............................................    12,300         314,265
                       Cognizant Technology Solutions Corp.+.......................     9,600         518,688
                       Electronic Arts, Inc.+......................................     9,700         454,542
                       Macromedia, Inc.+...........................................    15,900         286,995
                       Mercury Interactive Corp.+..................................     6,900         323,886
                       Microsoft Corp. ............................................   499,900      13,822,235
                       Oracle Corp.+...............................................   363,500       5,019,935
                       Siebel Systems, Inc.+.......................................    19,900         265,267
                       Electronics -- 10.8%
                       Altera Corp.+...............................................    45,000       1,007,550
                       Analog Devices, Inc.+.......................................    21,700       1,038,345
                       Applied Materials, Inc.+....................................   108,800       2,367,488
                       Arrow Electronics, Inc.+....................................    27,600         738,576
                       Intel Corp. ................................................   502,000      15,361,200
                       Intersil Corp. .............................................    11,300         296,512
                       Jabil Circuit, Inc.+........................................    21,000         621,600
                       KLA-Tencor Corp.+...........................................    18,400       1,050,088
                       Lam Research Corp.+.........................................    46,700       1,249,225
                       Linear Technology Corp. ....................................    16,700         668,000
                       LSI Logic Corp.+............................................    31,500         324,135
                       Marvell Technology Group, Ltd.+.............................    10,200         424,320
                       PMC-Sierra, Inc.+...........................................    37,900         830,389
                       QLogic Corp.+...............................................    28,600       1,285,856

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Texas Instruments, Inc. ....................................   146,800    $  4,602,180
                       Xilinx, Inc.+...............................................    18,900         792,099
                       Internet Content -- 0.6%
                       InterActive Corp.+..........................................    12,500         405,000
                       Yahoo!, Inc.+...............................................    31,600       1,480,460
                       Internet Software -- 1.4%
                       Symantec Corp.+.............................................   108,100       4,194,280
                       Software -- 0.1%
                       Cadence Design Systems, Inc.+...............................    16,200         268,434
                       Telecommunications -- 5.0%
                       Avaya, Inc.+................................................    62,600       1,087,988
                       BellSouth Corp. ............................................    30,000         876,900
                       Cisco Systems, Inc.+........................................   451,400      11,573,896
                       Nortel Networks Corp.+......................................   125,700         982,974
                       Polycom, Inc.+..............................................     6,700         158,589
                       Sprint Corp. (FON Group)....................................    26,100         454,401
                                                                                                 -------------
                                                                                                   98,138,169
                                                                                                 -------------
                       MATERIALS -- 0.5%
                       Forest Products -- 0.1%
                       Sealed Air Corp.+...........................................     7,100         353,509
                       Metals & Minerals -- 0.4%
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............    26,800         987,848
                                                                                                 -------------
                                                                                                    1,341,357
                                                                                                 -------------
                       UTILITIES -- 0.3%
                       Telephone -- 0.3%
                       CenturyTel, Inc. ...........................................    38,000       1,003,200
                                                                                                 -------------
                       TOTAL INVESTMENT SECURITIES
                         (cost $251,840,053).......................................               302,470,791
                                                                                                 -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.1%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 0.1%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $127,004 and collateralized by
                         $115,000 of United States Treasury Bonds, bearing interest at 6.13% due 11/15/27 having an approximate value of
                         $132,930 (cost $127,000)..................................  $127,000         127,000
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $251,967,053; Note 3)                      100.3%                                302,597,791
                       Liabilities in excess of other assets --            (0.3)                                   (845,913)
                                                                          ------                               -------------
                       NET ASSETS --                                      100.0%                               $301,751,878
                                                                          ======                               =============

              -----------------------------
              + Non-income producing security
              # Security represents an investment in an affiliated company.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 92.0%                                           SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.6%
                       Retail -- 2.6%
                       Home Depot, Inc. ...........................................      13,000   $   461,110
                       Wal-Mart Stores, Inc. ......................................      16,300       877,755
                                                                                                  ------------
                                                                                                    1,338,865
                                                                                                  ------------
                       CONSUMER STAPLES -- 4.9%
                       Food, Beverage & Tobacco -- 2.4%
                       Coca-Cola Co. ..............................................      20,000       984,800
                       Wm. Wrigley Jr. Co. ........................................       4,500       253,215
                       Household Products -- 2.5%
                       Estee Lauder Cos., Inc., Class A............................       6,000       245,820
                       Gillette Co. ...............................................       6,000       217,500
                       Procter & Gamble Co. .......................................       8,500       859,180
                                                                                                  ------------
                                                                                                    2,560,515
                                                                                                  ------------
                       ENERGY -- 4.2%
                       Energy Services -- 0.8%
                       Exxon Mobil Corp. ..........................................      10,600       432,374
                       Energy Sources -- 3.4%
                       Apache Corp. ...............................................       9,000       346,320
                       Burlington Resources, Inc. .................................       8,000       437,920
                       EOG Resources, Inc. ........................................       6,500       294,450
                       Smith International, Inc.+..................................      14,000       678,440
                                                                                                  ------------
                                                                                                    2,189,504
                                                                                                  ------------
                       FINANCE -- 12.4%
                       Banks -- 1.0%
                       Bank of America Corp. ......................................       6,200       505,052
                       Financial Services -- 9.7%
                       American Express Co. .......................................      17,100       886,464
                       Capital One Financial Corp. ................................       6,000       426,480
                       Citigroup, Inc. ............................................      31,566     1,561,886
                       Goldman Sachs Group, Inc. ..................................       5,500       547,525
                       Merrill Lynch & Co., Inc. ..................................      12,000       705,480
                       Morgan Stanley..............................................      15,600       908,076
                       Insurance -- 1.7%
                       Berkshire Hathaway, Inc., Class B+..........................         300       894,300
                                                                                                  ------------
                                                                                                    6,435,263
                                                                                                  ------------
                       HEALTHCARE -- 17.3%
                       Drugs -- 9.6%
                       Amgen, Inc.+................................................      12,800       825,472
                       Bristol-Myers Squibb Co. ...................................      22,000       617,100
                       Cephalon, Inc.+.............................................       6,000       328,920
                       Gilead Sciences, Inc.+......................................       6,000       329,220
                       Merck & Co., Inc. ..........................................      11,400       542,640
                       Pfizer, Inc. ...............................................      48,780     1,786,811
                       Teva Pharmaceutical Industries, Ltd. ADR....................       9,000       563,310

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 2.7%
                       Aetna, Inc. ................................................       8,000   $   560,000
                       Anthem, Inc.+...............................................      10,000       817,800
                       Medical Products -- 5.0%
                       Becton Dickinson & Co. .....................................      10,000       450,600
                       Genentech, Inc.+............................................       8,000       764,000
                       Johnson & Johnson...........................................      15,000       801,300
                       St. Jude Medical, Inc.+.....................................       8,000       574,800
                                                                                                  ------------
                                                                                                    8,961,973
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 13.0%
                       Aerospace & Military Technology -- 1.8%
                       Northrop Grumman Corp. .....................................       5,000       483,550
                       United Technologies Corp. ..................................       5,000       477,700
                       Business Services -- 2.1%
                       Interpublic Group of Cos., Inc.+............................      15,000       248,100
                       Magna International, Inc., Class A ADR......................       7,000       568,260
                       Maxim Integrated Products, Inc. ............................       5,000       255,750
                       Machinery -- 3.3%
                       Caterpillar, Inc. ..........................................       4,000       312,520
                       Cooper Industries, Ltd., Class A............................       8,000       450,400
                       Deere & Co. ................................................       7,000       438,200
                       Tyco International, Ltd. ...................................      20,000       535,000
                       Multi-Industry -- 4.8%
                       3M Co. .....................................................       7,000       553,630
                       General Electric Co. .......................................      41,000     1,378,830
                       Honeywell International, Inc. ..............................      15,000       541,800
                       Transportation -- 1.0%
                       United Parcel Service, Inc., Class B........................       7,000       498,890
                                                                                                  ------------
                                                                                                    6,742,630
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 3.9%
                       Broadcasting & Media -- 1.9%
                       Time Warner, Inc.+..........................................      30,000       527,100
                       Walt Disney Co. ............................................      19,000       456,000
                       Leisure & Tourism -- 2.0%
                       Carnival Corp. .............................................      17,000       755,140
                       McDonald's Corp. ...........................................      10,000       257,400
                                                                                                  ------------
                                                                                                    1,995,640
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 33.0%
                       Communication Equipment -- 2.4%
                       Motorola, Inc. .............................................      45,000       746,100
                       Nokia Corp. ................................................      25,000       516,500
                       Computers & Business Equipment -- 7.7%
                       Dell, Inc.+.................................................      29,600       990,712
                       EMC Corp.+..................................................      35,000       491,400
                       Hewlett-Packard Co. ........................................      44,500     1,058,655
                       International Business Machines Corp. ......................       8,000       793,840
                       VERITAS Software Corp.+.....................................      20,000       657,200
                       Computer Software -- 3.5%
                       Microsoft Corp. ............................................      65,000     1,797,250

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 9.9%
                       Agilent Technologies, Inc.+.................................      19,100   $   704,026
                       Applied Materials, Inc.+....................................      39,000       848,640
                       Broadcom Corp., Class A+....................................      13,000       527,670
                       Intel Corp. ................................................      50,000     1,530,000
                       KLA-Tencor Corp.+...........................................      12,000       684,840
                       Solectron Corp.+............................................      53,700       381,270
                       Texas Instruments, Inc. ....................................      15,000       470,250
                       Internet Content -- 2.5%
                       eBay, Inc.+.................................................      10,000       670,300
                       Yahoo!, Inc.+...............................................      13,000       609,050
                       Telecommunications -- 7.0%
                       Cisco Systems, Inc.+........................................      65,000     1,666,600
                       Nextel Communications, Inc., Class A+.......................      30,000       791,700
                       Verizon Communications, Inc. ...............................      14,000       516,040
                       Vodafone Group, PLC ADR.....................................      25,000       640,000
                                                                                                  ------------
                                                                                                   17,092,043
                                                                                                  ------------
                       MATERIALS -- 0.7%
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................      10,000       341,800
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $41,908,960).......................                47,658,233
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $41,908,960)..............                47,658,233
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 7.8%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2)
                         (cost $4,068,000).........................................  $4,068,000     4,068,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $45,976,960; Note 3)                       99.8%                                 51,726,233
                       Other assets less liabilities --                    0.2                                      96,634
                                                                         ------                                ------------
                       NET ASSETS --                                     100.0%                                $51,822,867
                                                                         ======                                ============

              -----------------------------
              + Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisor, L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 95.6%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Housing -- 3.2%
                       WCI Communities, Inc.+......................................     254,500   $  5,560,825
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 1.1%
                       Leisure & Tourism -- 1.1%
                       Starwood Hotels & Resorts Worldwide, Inc. ..................      58,100      2,053,254
                                                                                                  -------------
                       MATERIALS -- 1.5%
                       Forest Products -- 1.5%
                       Rayonier, Inc. .............................................      65,641      2,592,820
                                                                                                  -------------
                       REAL ESTATE -- 89.8%
                       Real Estate Companies -- 2.4%
                       Catellus Development Corp. .................................     160,151      4,189,550
                       Real Estate Investment Trusts -- 87.4%
                       Alexandria Real Estate Equities, Inc. ......................     113,700      7,032,345
                       Archstone-Smith Trust.......................................     123,500      3,387,605
                       Arden Realty Group, Inc. ...................................     161,500      5,006,500
                       AvalonBay Communities, Inc. ................................     115,667      5,679,250
                       Boston Properties, Inc. ....................................      38,700      1,936,161
                       CarrAmerica Realty Corp. ...................................     178,700      5,677,299
                       CBL & Associates Properties, Inc. ..........................      62,900      3,802,305
                       CenterPoint Properties Corp. ...............................     159,500     12,775,950
                       Chelsea Property Group, Inc. ...............................     144,000      7,994,880
                       Corporate Office Properties Trust...........................      89,800      1,985,478
                       Developers Diversified Reality Corp. .......................     210,286      7,229,633
                       Duke Realty Corp. ..........................................     202,100      6,643,027
                       Equity Office Properties Trust..............................     146,533      4,344,703
                       Equity Residential..........................................         400         11,640
                       Essex Property Trust, Inc. .................................      81,000      5,034,150
                       Forest City Enterprises, Inc. ..............................      42,200      2,194,400
                       General Growth Properties, Inc. ............................     235,452      7,063,560
                       Home Properties of New York, Inc. ..........................      97,800      3,916,890
                       iStar Financial, Inc. ......................................     106,500      4,262,130
                       Kimco Realty Corp. .........................................      91,150      4,204,749
                       Liberty Property Trust......................................     147,900      5,705,982
                       Parkway Properties, Inc. ...................................      46,300      2,176,100
                       Plum Creek Timber Co., Inc. ................................     190,500      5,753,100
                       ProLogis....................................................     195,100      6,368,064
                       Regency Centers Corp. ......................................     127,900      5,333,430
                       Rouse Co. ..................................................      83,500      4,111,540
                       Simon Property Group, Inc. .................................     121,600      6,329,280
                       SL Green Realty Corp. ......................................     136,810      5,878,726
                       United Dominion Realty Trust, Inc. .........................     259,400      4,798,900
                       Vornado Realty Trust........................................     110,794      6,198,924
                                                                                                  -------------
                                                                                                   157,026,251
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $123,780,168)......................                167,233,150
                                                                                                  -------------

---------------------

                       PREFERRED STOCK -- 0.5%                                         SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Equity Residential, Series C 9.13%..........................       4,300   $    120,056
                       Equity Residential, Series D 8.60%..........................      10,000        280,100
                       Equity Residential, Series E 7.00% (Convertible)............      13,600        438,736
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $775,908).......................                    838,892
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $124,556,076).............                168,072,042
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.3%                                   AMOUNT
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.3%
                       Redwood Receivable Corp. 1.01% due 02/02/04 (cost
                         $7,455,791)...............................................  $7,456,000      7,455,791
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $132,011,867; Note 3)                   100.4%                                175,527,833
                       Liabilities in excess of other assets --         (0.4)                                   (624,072)
                                                                       ------                               -------------
                       NET ASSETS --                                   100.0%                               $174,903,761
                                                                       ======                               =============

              -----------------------------
              +  Non-income producing security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 94.1%                                          SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 18.1%
                       Apparel & Textiles -- 6.1%
                       American Eagle Outfitters, Inc.+............................     3,600    $   66,960
                       Brown Shoe Co., Inc. .......................................     3,900       144,261
                       Men's Wearhouse, Inc.+......................................     4,400       102,476
                       Oshkosh B'Gosh, Inc. .......................................     3,000        64,500
                       Russell Corp. ..............................................       600        10,566
                       Timberland Co., Class A+....................................     2,600       129,532
                       Automotive -- 3.0%
                       Action Performance Cos., Inc. ..............................     1,000        17,210
                       Monaco Coach Corp.+.........................................     4,500       100,125
                       Superior Industries International, Inc. ....................     2,400        99,312
                       Tower Automotive, Inc.+.....................................     6,900        41,814
                       Housing -- 4.6%
                       American Woodmark Corp. ....................................       200        12,470
                       La-Z-Boy, Inc. .............................................     4,600       102,258
                       Schottenstein Homes, Inc.+..................................       800        30,872
                       Thomas Industries, Inc. ....................................     2,300        78,177
                       York International Corp. ...................................     4,500       171,675
                       Retail -- 4.4%
                       Bassett Furniture Industries, Inc. .........................       100         2,160
                       Dillard's, Inc., Class A....................................     6,000       101,760
                       Hooker Furniture Corp. .....................................       600        26,699
                       Linens 'n Things, Inc.+.....................................     3,900       112,554
                       Pier 1 Imports, Inc. .......................................     4,000        83,000
                       Zale Corp.+.................................................     1,000        54,050
                                                                                                 -----------
                                                                                                  1,552,431
                                                                                                 -----------
                       CONSUMER STAPLES -- 5.1%
                       Food, Beverage & Tobacco -- 1.8%
                       Bunge, Ltd. ................................................     4,500       153,900
                       Household Products -- 3.3%
                       AptarGroup, Inc. ...........................................     3,200       128,224
                       Russ Berrie & Co., Inc. ....................................     4,800       151,824
                                                                                                 -----------
                                                                                                    433,948
                                                                                                 -----------
                       ENERGY -- 7.8%
                       Energy Services -- 6.6%
                       Atwood Oceanics, Inc.+......................................     2,600        86,034
                       CONSOL Energy, Inc. ........................................     6,700       154,770
                       Holly Corp. ................................................     2,000        55,800
                       Oil States International, Inc.+.............................     7,500       114,525
                       Rowan Cos., Inc.+...........................................     5,800       132,704
                       Shaw Group, Inc.+...........................................     2,000        23,360
                       Energy Sources -- 1.2%
                       Lone Star Technologies, Inc.+...............................     6,000        98,640
                                                                                                 -----------
                                                                                                    665,833
                                                                                                 -----------

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       FINANCE -- 10.2%
                       Banks -- 1.8%
                       Chemical Financial Corp. ...................................       100    $    3,463
                       Corus Bankshares, Inc. .....................................       400        14,488
                       First Indiana Corp. ........................................       300         5,874
                       Hancock Holding Co. ........................................     1,000        57,500
                       Peoples Bancorp Inc. .......................................     2,625        76,151
                       Insurance -- 8.4%
                       American National Insurance Co. ............................     1,200       108,239
                       Arthur J. Gallagher & Co. ..................................     4,500       140,760
                       Harleysville Group, Inc. ...................................     2,600        52,910
                       Montpelier Re Holdings, Ltd. ...............................     3,600       139,320
                       PMI Group, Inc. ............................................     1,500        57,930
                       Presidential Life Corp. ....................................     4,600        67,666
                       Protective Life Corp. ......................................     1,800        63,720
                       RLI Corp. ..................................................     1,700        69,088
                       StanCorp Financial Group, Inc. .............................       300        19,500
                                                                                                 -----------
                                                                                                    876,609
                                                                                                 -----------
                       HEALTHCARE -- 2.9%
                       Drugs -- 0.8%
                       Pharmaceutical Product Development, Inc.+...................     2,300        67,850
                       Medical Products -- 2.1%
                       Steris Corp.+...............................................     3,200        80,960
                       West Pharmaceutical Services, Inc. .........................     2,700        96,120
                                                                                                 -----------
                                                                                                    244,930
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 22.1%
                       Business Services -- 2.4%
                       ABM Industries, Inc. .......................................     5,400        97,470
                       Genlyte Group, Inc.+........................................     1,900       104,500
                       Electrical Equipment -- 1.9%
                       Mettler Toledo International, Inc.+.........................     3,100       141,980
                       Powell Industries, Inc.+....................................     1,200        21,828
                       Machinery -- 7.3%
                       Briggs & Stratton Corp. ....................................     1,600       105,664
                       CNH Global NV...............................................     4,500        73,665
                       Graco, Inc. ................................................     2,800       115,444
                       JLG Industries, Inc. .......................................     7,000       111,580
                       Mueller Industries, Inc.+...................................     3,500       107,870
                       Stewart & Stevenson Services, Inc. .........................     2,400        32,760
                       Teleflex, Inc. .............................................     1,500        73,350
                       Manufacturing -- 0.3%
                       Carlisle Cos, Inc. .........................................       500        29,080
                       Multi-Industry -- 1.6%
                       Roper Industries, Inc. .....................................     2,900       140,621
                       Transportation -- 8.6%
                       Kansas City Southern Industries, Inc.+......................     2,000        29,480
                       Offshore Logistics, Inc.+...................................     4,200        89,670
                       OMI Corp.+..................................................    15,000       148,950
                       Overseas Shipholding Group, Inc. ...........................     4,700       165,534
                       Teekay Shipping Corp. ......................................     3,000       189,600
                       West Marine, Inc.+..........................................     4,000       110,040
                                                                                                 -----------
                                                                                                  1,889,086
                                                                                                 -----------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 5.8%
                       Leisure & Tourism -- 5.8%
                       Aztar Corp.+................................................     6,600    $  146,850
                       Dollar Thrifty Automotive Group, Inc.+......................     2,000        49,700
                       Intrawest Corp. ............................................     5,000        88,650
                       La Quinta Corp.+............................................     9,600        72,288
                       SkyWest, Inc. ..............................................     7,400       142,968
                                                                                                 -----------
                                                                                                    500,456
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 6.9%
                       Computers & Business Equipment -- 1.2%
                       Diebold, Inc. ..............................................     2,000       104,780
                       Computer Services -- 1.5%
                       Reynolds & Reynolds Co., Class A............................     4,900       130,389
                       Computer Software -- 0.2%
                       NetIQ Corp.+................................................     1,500        19,995
                       Internet Content -- 1.5%
                       Avocent Corp.+..............................................     3,500       127,960
                       Telecommunications -- 2.5%
                       Allstream, Inc., Class B+...................................     2,400       133,200
                       Cable Design Technologies Corp.+............................     7,600        76,076
                                                                                                 -----------
                                                                                                    592,400
                                                                                                 -----------
                       MATERIALS -- 11.5%
                       Chemicals -- 3.6%
                       Cabot Corp. ................................................     3,000        94,440
                       Myers Industries, Inc. .....................................     6,400        80,000
                       RPM International, Inc. ....................................     8,000       135,200
                       Metals & Minerals -- 7.9%
                       Arch Coal, Inc. ............................................     4,500       124,290
                       CIRCOR International, Inc. .................................     2,900        68,875
                       Global Industries., Inc.+...................................    30,500       155,245
                       Reliance Steel & Aluminum Co. ..............................     5,000       145,000
                       Timken Co. .................................................     1,600        35,280
                       United States Steel Corp. ..................................     4,300       146,415
                                                                                                 -----------
                                                                                                    984,745
                                                                                                 -----------
                       UTILITIES -- 3.7%
                       Electric Utilities -- 1.9%
                       Peabody Energy Corp. .......................................     4,000       160,120
                       Gas & Pipeline Utilities -- 1.8%
                       Tidewater, Inc. ............................................     3,100        99,355
                       Watts Industries, Inc., Class A.............................     2,700        59,940
                                                                                                 -----------
                                                                                                    319,415
                                                                                                 -----------
                       TOTAL INVESTMENTS SECURITIES (cost $6,116,654)..............               8,059,853
                                                                                                 -----------

---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES                                          AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       SHORT-TERM SECURITIES - 6.0%
                       Federal Home Loan Bank 0.85% due 02/02/04 (cost $512,988)...  $513,000    $  512,988

                       TOTAL INVESTMENTS --
                         (cost $6,629,642; Note 3)                           100.1%                   8,572,841
                       Liabilities in excess of other assets --               (0.1)                     (10,539)
                                                                             ------                  -----------
                       NET ASSETS --                                         100.0%                  $8,562,302
                                                                             ======                  ===========

              -----------------------------
              + Non-income producing security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 96.6%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.6%
                       Apparel & Textiles -- 2.9%
                       Coach, Inc.+................................................       72,200   $  2,558,046
                       Reebok International, Ltd. .................................       32,000      1,240,960
                       Ross Stores, Inc. ..........................................      128,300      3,585,985
                       Talbots, Inc. ..............................................       28,600        929,500
                       Housing -- 0.5%
                       Newell Rubbermaid, Inc. ....................................       59,200      1,446,256
                       Retail -- 4.2%
                       P.F. Chang's China Bistro, Inc.+............................        7,700        356,510
                       Big Lots, Inc.+.............................................       15,000        211,950
                       Hot Topic, Inc.+............................................       22,100        673,387
                       Office Depot, Inc.+.........................................      112,700      1,797,565
                       Pacific Sunwear of California, Inc.+........................       70,000      1,605,100
                       PetSmart, Inc. .............................................      158,100      3,710,607
                       Tiffany & Co. ..............................................       92,800      3,678,592
                                                                                                   -------------
                                                                                                     21,794,458
                                                                                                   -------------
                       EDUCATION -- 3.9%
                       Education -- 3.9%
                       Career Education Corp.+.....................................      125,600      6,325,216
                       Corinthian Colleges, Inc.+..................................       78,400      4,883,536
                                                                                                   -------------
                                                                                                     11,208,752
                                                                                                   -------------
                       ENERGY -- 3.4%
                       Energy Services -- 1.6%
                       BJ Services Co.+............................................      119,300      4,669,402
                       Energy Sources -- 1.8%
                       Cooper Cameron Corp.+.......................................       58,100      2,422,770
                       Smith International, Inc.+..................................       56,000      2,713,760
                                                                                                   -------------
                                                                                                      9,805,932
                                                                                                   -------------
                       FINANCE -- 4.6%
                       Banks -- 1.0%
                       Investors Financial Services Corp. .........................       71,100      2,946,384
                       Financial Services -- 3.1%
                       Affiliated Managers Group, Inc.+............................       17,700      1,500,960
                       Ameritrade Holding Corp.+...................................      202,200      3,204,870
                       Legg Mason, Inc. ...........................................       46,800      4,144,140
                       Insurance -- 0.5%
                       CIENA Corp.+................................................      202,700      1,469,575
                                                                                                   -------------
                                                                                                     13,265,929
                                                                                                   -------------
                       HEALTHCARE -- 18.6%
                       Drugs -- 3.4%
                       Allergan, Inc. .............................................       17,600      1,458,160
                       Gilead Sciences, Inc.+......................................       66,300      3,637,881
                       Medicis Pharmaceutical Corp., Class A.......................      127,200      4,624,992

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 3.1%
                       Invitrogen Corp.+...........................................       64,800   $  4,989,600
                       Lincare Holdings, Inc.+.....................................       24,500        788,410
                       Neurocrine Biosciences, Inc.+...............................       17,600        995,984
                       Tenet Healthcare Corp.+.....................................      168,500      2,089,400
                       Medical Products -- 12.1%
                       Apogent Technologies, Inc.+.................................       81,700      2,218,972
                       Applied Biosystems Group -- Applera Corp. ..................      159,200      3,763,488
                       Biogen Idec, Inc.+..........................................       62,600      2,678,654
                       C.R. Bard, Inc. ............................................       43,600      4,107,120
                       Cytyc Corp.+................................................      466,600      7,558,920
                       DENTSPLY International, Inc. ...............................       86,600      3,637,200
                       Fisher Scientific International, Inc.+......................       70,200      3,134,430
                       Genzyme Corp.+..............................................       39,200      2,150,120
                       Guidant Corp. ..............................................       52,600      3,360,088
                       Protein Design Labs, Inc.+..................................       37,000        747,400
                       Thoratec Corp.+.............................................       73,900      1,138,060
                                                                                                   -------------
                                                                                                     53,078,879
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 13.4%
                       Aerospace & Military Technology -- 0.3%
                       Ametek, Inc. ...............................................        8,000        412,000
                       Empresa Brasileira de Aeronautica SA ADR....................       12,600        371,322
                       Business Services -- 7.5%
                       Alliance Data Systems Corp.+................................       50,200      1,596,360
                       Corporate Executive Board Co.+..............................       75,300      3,595,575
                       Getty Images, Inc.+.........................................       90,500      4,466,175
                       Manpower, Inc. .............................................       71,600      3,320,808
                       Monster Worldwide, Inc.+....................................      159,800      3,911,904
                       Paychex, Inc. ..............................................       49,100      1,840,268
                       Robert Half International, Inc.+............................       54,000      1,268,460
                       W.W. Grainger, Inc. ........................................       29,000      1,396,060
                       Electrical Equipment -- 2.4%
                       American Standard Cos., Inc.+...............................       25,600      2,718,720
                       Thermo Electron Corp.+......................................      149,400      4,163,778
                       Machinery -- 1.1%
                       MSC Industrial Direct Co., Inc. Class A.....................       20,300        573,475
                       Rockwell Automation, Inc. ..................................       77,300      2,517,661
                       Transportation -- 2.1%
                       Expeditors International of Washington, Inc. ...............       62,900      2,353,089
                       JetBlue Airways Corp.+......................................       83,750      1,903,638
                       Swift Transportation Co., Inc.+.............................       88,900      1,760,220
                                                                                                   -------------
                                                                                                     38,169,513
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 11.8%
                       Broadcasting & Media -- 7.0%
                       Citadel Broadcasting Corp.+.................................      130,700      2,476,765
                       EchoStar Communications Corp., Class A+.....................      125,420      4,577,830
                       Entercom Communications Corp.+..............................       69,900      3,327,939
                       Lin TV Corp.+...............................................       51,500      1,254,540
                       Meredith Corp. .............................................       82,600      4,163,866
                       Westwood One, Inc.+.........................................      137,900      4,212,845
                       Leisure & Tourism -- 4.8%
                       Cheesecake Factory, Inc.+...................................       62,800      2,688,468
                       Coolbrands International, Inc.+.............................      157,400      2,603,957
                       Four Seasons Hotels, Inc. ..................................       27,600      1,448,448

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Orbitz, Inc.+...............................................        3,600   $     84,387
                       Outback Steakhouse, Inc. ...................................       44,700      1,981,998
                       Royal Caribbean Cruises, Ltd. ..............................       80,900      3,427,733
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       28,200        996,588
                       WMS Industries, Inc. .......................................       11,700        339,885
                                                                                                   -------------
                                                                                                     33,585,249
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 32.4%
                       Communication Equipment -- 1.7%
                       American Tower Corp.+.......................................      430,610      4,732,404
                       Computers & Business Equipment -- 1.2%
                       Harris Corp. ...............................................        6,400        311,552
                       VERITAS Software Corp.+.....................................       99,400      3,266,284
                       Computer Services -- 1.1%
                       Ceridian Corp.+.............................................       66,900      1,375,464
                       NetScreen Technologies, Inc.+...............................       64,600      1,687,352
                       Computer Software -- 2.2%
                       Ascential Software Corp.+...................................       32,200        779,240
                       BEA Systems, Inc.+..........................................      187,500      2,368,125
                       DST Systems, Inc.+..........................................       72,700      3,112,287
                       Electronics -- 15.8%
                       Agere Systems, Inc.+........................................    1,057,000      3,858,050
                       Amphenol Corp.+.............................................       27,600      1,823,532
                       Analog Devices, Inc.+.......................................       46,800      2,239,380
                       Cymer, Inc.+................................................       73,300      3,225,933
                       Flextronics International, Ltd.+............................       84,300      1,601,700
                       Integrated Circuit Systems, Inc.+...........................       88,400      2,276,300
                       Marvell Technology Group, Ltd.+.............................       92,700      3,856,320
                       Millipore Corp.+............................................      127,100      6,602,845
                       Novellus Systems, Inc.+.....................................       86,600      2,949,596
                       NVIDIA Corp.+...............................................      106,900      2,378,525
                       PMC-Sierra, Inc.+...........................................      160,900      3,525,319
                       Power Integrations, Inc. ...................................          600         17,754
                       Seagate Technology..........................................       44,700        728,610
                       Skyworks Solutions, Inc.+...................................      119,800      1,280,662
                       Vishay Intertechnology, Inc.+...............................      113,100      2,628,444
                       Waters Corp.+...............................................       67,300      2,551,343
                       Xilinx, Inc.+...............................................       85,700      3,591,687
                       Internet Content -- 0.8%
                       InterActive Corp.+..........................................       67,382      2,183,177
                       Internet Software -- 2.4%
                       Akamai Technologies, Inc.+..................................       35,500        458,660
                       F5 Networks, Inc.+..........................................        9,920        337,379
                       Networks Associates, Inc.+..................................      175,270      3,040,934
                       Symantec Corp.+.............................................       78,000      3,026,400
                       Telecommunications -- 7.2%
                       Amdocs, Ltd.+...............................................      155,300      4,405,861
                       Andrew Corp.+...............................................       84,300      1,444,902
                       Avaya, Inc.+................................................       43,600        757,768
                       Corning, Inc.+..............................................      283,300      3,660,236
                       NTL, Inc.+..................................................      127,082      8,430,620
                       Spectrasite, Inc.+..........................................       52,190      1,910,154
                                                                                                   -------------
                                                                                                     92,424,799
                                                                                                   -------------

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 0.9%
                       Chemicals -- 0.5%
                       Lyondell Chemical Co. ......................................       84,780   $  1,453,129
                       Metals & Minerals -- 0.4%
                       Aber Diamond Corp+..........................................       28,100        980,366
                                                                                                   -------------
                                                                                                      2,433,495
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $227,394,514)......................                 275,767,006
                                                                                                   -------------
                       PREFERRED STOCK -- 0.1%
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       Brasil Telecom Participacoes SA ADR (cost $284,349).........        6,600        276,672
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $227,678,863).............                 276,043,678
                                                                                                   -------------

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.3%                                   AMOUNT
                       -----------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 4.3%
                       Federal Home Loan Bank Cons. Disc. Notes 0.96% due 02/02/04
                         (cost $12,164,679)........................................  $12,165,000     12,164,679
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $239,843,542; Note 3)         101.0%                                  288,208,357
                       Liabilities in excess of other
                         assets --                            (1.0)                                   (2,858,182)
                                                             ------                                 -------------
                       NET ASSETS --                         100.0%                                 $285,350,175
                                                             ======                                 =============

              -----------------------------
              +  Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 96.9%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.0%
                       Apparel & Textiles -- 2.7%
                       Chico's FAS, Inc.+..........................................      66,000   $  2,431,440
                       Coach, Inc.+................................................      95,800      3,394,194
                       Retail -- 4.3%
                       Amazon.com, Inc.+...........................................      78,200      3,947,536
                       99 Cents Only Stores+.......................................      20,200        512,070
                       Williams-Sonoma, Inc.+......................................      80,000      2,568,800
                       Yankee Candle, Inc.+........................................      86,600      2,272,384
                                                                                                  -------------
                                                                                                    15,126,424
                                                                                                  -------------
                       CONSUMER STAPLES -- 1.2%
                       Food, Beverage & Tobacco -- 1.2%
                       Ruby Tuesday, Inc. .........................................      92,100      2,573,274
                                                                                                  -------------
                       EDUCATION -- 1.9%
                       Education 1.9%
                       Apollo Group, Inc., Class A+................................      53,700      3,987,762
                                                                                                  -------------
                       ENERGY -- 6.2%
                       Energy Services -- 2.0%
                       BJ Services Co.+............................................      41,400      1,620,396
                       Patterson-UTI Energy, Inc.+.................................      33,700      1,165,346
                       Pride International, Inc.+..................................      75,400      1,421,290
                       Energy Sources -- 4.2%
                       Apache Corp. ...............................................      47,700      1,835,496
                       Burlington Resources, Inc. .................................      46,200      2,528,988
                       EOG Resources, Inc. ........................................      41,000      1,857,300
                       Smith International, Inc.+..................................      59,900      2,902,754
                                                                                                  -------------
                                                                                                    13,331,570
                                                                                                  -------------
                       FINANCE -- 13.1%
                       Banks -- 3.1%
                       Hibernia Corp., Class A.....................................     146,600      3,324,888
                       Wachovia Corp. .............................................      71,900      3,324,656
                       Financial Services -- 10.0%
                       Ameritrade Holding Corp.+...................................     246,000      3,899,100
                       Charles Schwab Corp. .......................................     179,000      2,253,610
                       Goldman Sachs Group, Inc. ..................................      46,100      4,589,255
                       Knight Trading Group, Inc.+.................................     108,900      1,502,820
                       Lehman Brothers Holdings, Inc. .............................      43,000      3,530,300
                       Providian Financial Corp.+..................................     215,700      2,952,933
                       SLM Corp. ..................................................      70,500      2,707,200
                                                                                                  -------------
                                                                                                    28,084,762
                                                                                                  -------------
                       HEALTHCARE -- 14.1%
                       Drugs -- 6.4%
                       Amgen, Inc.+................................................      35,000      2,257,150
                       Cubist Pharmaceuticals, Inc.+...............................     127,600      1,750,672
                       Gilead Sciences, Inc.+......................................      55,700      3,056,259

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Millenium Pharmaceuticals, Inc.+............................     132,100   $  2,330,244
                       Teva Pharmaceutical Industries, Ltd. ADR....................      67,600      4,231,084
                       Health Services -- 3.2%
                       Centene Corp.+..............................................      72,600      2,309,406
                       Neurocrine Biosciences, Inc.+...............................      34,200      1,935,378
                       Select Medical Corp. .......................................     152,400      2,636,520
                       Medical Products -- 4.5%
                       Boston Scientific Corp.+....................................      66,800      2,724,772
                       Cytyc Corp.+................................................     133,700      2,165,940
                       St. Jude Medical, Inc.+.....................................      67,000      4,813,950
                                                                                                  -------------
                                                                                                    30,211,375
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 13.6%
                       Business Services -- 6.2%
                       Fastenal Co. ...............................................      54,000      2,596,320
                       Monster Worldwide, Inc.+....................................      90,000      2,203,200
                       Paychex, Inc. ..............................................      91,650      3,435,042
                       Stericycle, Inc.+...........................................      52,800      2,333,760
                       Waste Connections, Inc.+....................................      77,600      2,886,720
                       Machinery -- 3.3%
                       Cummins, Inc. ..............................................      52,200      2,648,106
                       Rockwell Automation, Inc. ..................................     134,600      4,383,922
                       Transportation -- 4.1%
                       Heartland Express, Inc. ....................................      91,993      2,009,127
                       Hunt (JB) Transport Services., Inc.+........................      66,800      1,757,508
                       JetBlue Airways Corp.+......................................      50,100      1,138,773
                       United Parcel Service, Inc., Class B........................      55,000      3,919,850
                                                                                                  -------------
                                                                                                    29,312,328
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 10.1%
                       Broadcasting & Media -- 5.9%
                       EchoStar Communications Corp., Class A+.....................     119,200      4,350,800
                       Fox Entertainment Group, Inc., Class A+.....................      46,400      1,389,216
                       Hughes Electronics Corp.+...................................     105,783      1,770,807
                       Lin TV Corp., Class A+......................................      57,350      1,397,046
                       Radio One, Inc., Class D+...................................      62,300      1,148,189
                       Westwood One, Inc.+.........................................      85,000      2,596,750
                       Entertainment Products -- 0.8%
                       Leapfrog Enterprises, Inc.+.................................      62,800      1,752,748
                       Leisure & Tourism -- 3.4%
                       International Speedway Corp., Class A.......................      90,400      4,249,704
                       Applebee's International, Inc. .............................      60,000      2,287,200
                       Orbitz, Inc., Class A+......................................      35,600        834,500
                                                                                                  -------------
                                                                                                    21,776,960
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 28.9%
                       Communication Equipment -- 4.3%
                       Foundry Networks, Inc.+.....................................     146,400      3,488,712
                       Juniper Networks, Inc.+@....................................     122,300      3,533,247
                       Manhattan Associates, Inc.+.................................      76,500      2,149,650
                       Computers & Business Equipment -- 3.3%
                       EMC Corp.+..................................................     235,200      3,302,208
                       VERITAS Software Corp.+.....................................     115,000      3,778,900

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.3%
                       NetScreen Technologies, Inc.+...............................     105,600   $  2,758,272
                       Computer Software -- 4.4%
                       BEA Systems, Inc.+..........................................     171,500      2,166,045
                       Business Objects SA ADR+....................................      60,200      2,086,532
                       CACI International, Inc., Class A+..........................      67,100      2,967,833
                       Cognos, Inc.+...............................................      71,900      2,172,818
                       Electronics -- 5.8%
                       Intersil Corp., Class A ....................................     101,000      2,650,240
                       KLA-Tencor Corp.+...........................................      58,000      3,310,060
                       Marvell Technology Group, Ltd.+.............................      87,600      3,644,160
                       Novellus Systems, Inc.+.....................................      83,300      2,837,198
                       Internet Content -- 3.3%
                       Provide Commerce, Inc.+.....................................      81,900      1,629,810
                       Yahoo!, Inc.+...............................................     118,100      5,532,985
                       Internet Software -- 3.0%
                       Symantec Corp.+.............................................     107,500      4,171,000
                       VeriSign, Inc.+.............................................     136,600      2,387,768
                       Telecommunications -- 3.5%
                       Nextel Communications, Inc., Class A+.......................     174,800      4,612,972
                       Sonus Networks, Inc.+.......................................     354,100      2,999,227
                                                                                                  -------------
                                                                                                    62,179,637
                                                                                                  -------------
                       MATERIALS -- 0.8%
                       Metals & Minerals -- 0.8%
                       Cleveland-Cliffs, Inc.+.....................................      38,200      1,695,698
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $168,832,102)......................                208,279,790
                                                                                                  -------------

                       PREFERRED STOCK -- 0.2%
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       News Corp., Ltd. Sponsored ADR
                         (cost $344,298)...........................................      11,831        379,302
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $169,176,400).............                208,659,092
                                                                                                  -------------

---------------------


                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.7%                                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2)
                         (cost $5,778,000).........................................   5,778,000   $  5,778,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $174,954,400; Note 3)                     99.8%                    214,437,092
                       Other assets less liabilities --                   0.2                         390,109
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $214,827,201
                                                                        ======                   =============

              -----------------------------
              +  Non-income producing security
              ADR -- American Depository Receipt
              @ The security or a portion thereof represents collateral for the following Options Written.

                                                                                      SHARES
                                                                                     SUBJECT
                       OPTIONS WRITTEN -- (0.1%)                                     TO CALL         VALUE
                       ---------------------------------------------------------------------------------------
                       COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE
                       Juniper Networks, Inc./April 2004/$25
                         (premiums received $88,585)...........................         61,100   $    323,830
                                                                                                 =============

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 83.5%                                           SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.9%
                       Apparel & Textiles -- 0.9%
                       Foot Locker, Inc. ..........................................      14,700   $   363,678
                                                                                                  ------------
                       CONSUMER STAPLES -- 1.3%
                       Food, Beverage & Tobacco -- 1.3%
                       Campbell Soup Co. ..........................................      12,800       337,024
                       SunOpta, Inc.+..............................................      21,600       208,224
                                                                                                  ------------
                                                                                                      545,248
                                                                                                  ------------
                       ENERGY -- 5.6%
                       Energy Services -- 4.8%
                       ENSCO International, Inc. ..................................      12,800       364,800
                       Key Energy Group, Inc.+.....................................       9,400       105,092
                       Nabors Industries, Ltd.+....................................      22,600       994,400
                       Patterson-UTI Energy, Inc.+.................................      16,200       560,196
                       Energy Sources -- 0.8%
                       XTO Energy, Inc. ...........................................      12,800       335,744
                                                                                                  ------------
                                                                                                    2,360,232
                                                                                                  ------------
                       FINANCE -- 9.7%
                       Banks -- 0.8%
                       Franklin Bank Corp.+........................................      13,000       237,770
                       Scottish Annuity & Life Holdings, Ltd. .....................       3,800        82,422
                       Financial Services -- 2.7%
                       Cross Timbers Royalty Trust.................................          73         1,905
                       Nelnet, Inc., Class A+......................................       9,700       227,950
                       Providian Financial Corp.+..................................      64,900       888,481
                       Insurance -- 6.2%
                       Montpelier Re Holdings, Ltd. ...............................      11,400       441,180
                       Platinum Underwriters Holdings, Ltd. .......................      20,000       651,400
                       SAFECO Corp. ...............................................      17,700       770,481
                       St. Paul Cos., Inc. ........................................      17,700       745,701
                                                                                                  ------------
                                                                                                    4,047,290
                                                                                                  ------------
                       HEALTHCARE -- 13.6%
                       Drugs -- 5.5%
                       Cephalon, Inc.+.............................................      19,900     1,090,918
                       Nuvelo, Inc.+...............................................      64,900       285,560
                       Sepracor, Inc.+.............................................      12,800       346,240
                       Watson Pharmaceuticals, Inc.+...............................      12,800       595,328
                       Health Services -- 2.0%
                       Anthem, Inc.+...............................................       4,100       335,298
                       Caremark Rx, Inc.+..........................................       6,200       165,850
                       Centene Corp.+..............................................       6,200       197,222
                       Covance, Inc.+..............................................       5,400       154,602

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 6.1%
                       Encore Medical Corp.+.......................................      16,200   $   134,136
                       Gen-Probe, Inc.+............................................      15,100       569,572
                       Integra LifeSciences Holdings+..............................      29,800       969,394
                       Medicines Co.+..............................................      19,800       601,524
                       Protein Design Labs, Inc.+..................................      10,800       218,160
                       Staar Surgical Co.+.........................................       4,700        41,360
                                                                                                  ------------
                                                                                                    5,705,164
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 11.2%
                       Aerospace & Military Technology -- 1.0%
                       Ametek, Inc. ...............................................       7,700       396,550
                       Business Services -- 5.5%
                       Fastenal Co. ...............................................      14,200       682,736
                       Fiserv, Inc.+...............................................       7,700       287,672
                       Herman Miller, Inc. ........................................       7,700       185,878
                       HON INDUSTRIES, Inc. .......................................       7,700       322,399
                       Tech Data Corp.+............................................      10,800       448,092
                       Toro Co. ...................................................       7,700       366,520
                       Machinery -- 4.0%
                       Cooper Industries, Ltd., Class A............................       6,400       360,320
                       Graco, Inc. ................................................       7,700       317,471
                       Ingersoll-Rand Co., Class A.................................       6,400       425,792
                       Parker-Hannifin Corp. ......................................       6,400       351,936
                       Terex Corp.+................................................       7,700       227,304
                       Transportation -- 0.7%
                       C.H. Robinson Worldwide, Inc. ..............................       7,800       295,620
                       Quality Distribution, Inc.+.................................         500         9,865
                                                                                                  ------------
                                                                                                    4,678,155
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 14.2%
                       Broadcasting & Media -- 5.3%
                       Cumulus Media, Inc.+........................................       3,800        77,672
                       EchoStar Communications Corp., Class A+.....................      39,100     1,427,150
                       Emmis Communications, Class A+..............................       6,500       168,805
                       Tivo, Inc.+.................................................      30,000       323,100
                       Westwood One, Inc.+.........................................       7,100       216,905
                       Entertainment Products -- 1.1%
                       Harman International Industries, Inc.+......................       6,500       482,495
                       Leisure & Tourism -- 7.8%
                       Applebee's International, Inc. .............................      12,800       487,936
                       GTECH Holdings Corp. .......................................       6,400       355,904
                       Harrah's Entertainment, Inc. ...............................      16,200       858,600
                       International Game Technology...............................      12,800       479,488
                       Landry's Seafood Restaurants, Inc. .........................      10,200       282,642
                       Mandalay Resort Group.......................................      12,800       599,936
                       Royal Caribbean Cruises, Ltd. ..............................       4,900       207,613
                                                                                                  ------------
                                                                                                    5,968,246
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 26.4%
                       Computers & Business Equipment -- 1.0%
                       ASM Lithography Holdings NV+................................      10,800       208,008
                       AudioCodes Ltd.+............................................      13,000       178,750
                       Tessera Technologies, Inc.+.................................       1,100        19,800

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.5%
                       Keane, Inc.+................................................      14,100   $   227,433
                       Lawson Software, Inc.+......................................      14,100       137,898
                       NetScreen Technologies, Inc.+...............................      10,800       282,096
                       Computer Software -- 4.2%
                       BEA Systems, Inc.+..........................................      20,700       261,441
                       Cognos, Inc.+...............................................      20,600       622,532
                       DST Systems, Inc.+..........................................      15,800       676,398
                       FutureLink Corp.+...........................................       1,057             0
                       Parametric Technology Corp.+................................      43,000       180,170
                       Electronics -- 10.2%
                       Amis Holdings, Inc.+........................................       2,200        42,658
                       Analog Devices, Inc.+.......................................      17,800       851,730
                       Celestica, Inc.+............................................      14,100       241,815
                       Cymer, Inc.+................................................       7,700       338,877
                       Flextronics International, Ltd.+............................      32,500       617,500
                       Genus, Inc.+................................................      10,800        53,352
                       Intersil Corp. .............................................      21,200       556,288
                       LSI Logic Corp.+............................................      30,000       308,700
                       Memc Electronic Materials, Inc.+............................      56,800       597,536
                       Semtech Corp.+..............................................      16,200       403,866
                       Sigmatel, Inc.+.............................................       1,300        32,500
                       Solectron Corp.+............................................      32,500       230,750
                       Internet Content -- 1.9%
                       Avocent Corp.+..............................................      13,000       475,280
                       Kintera, Inc.+..............................................      27,000       332,100
                       Internet Software -- 4.8%
                       Espeed, Inc., Class A+......................................      32,500       731,250
                       Support.com, Inc.+..........................................      20,800       278,512
                       Symantec Corp.+.............................................      25,500       989,400
                       Software -- 0.6%
                       Digital Insight Corp.+......................................      10,800       244,836
                       Telecommunications -- 2.2%
                       Corning, Inc.+..............................................      21,600       279,072
                       Tekelec+....................................................      32,500       661,375
                                                                                                  ------------
                                                                                                   11,061,923
                                                                                                  ------------
                       MATERIALS -- 0.6%
                       Metals & Minerals -- 0.6%
                       Worthington Industries, Inc. ...............................      14,800       241,684
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $30,628,297).......................                34,971,620
                                                                                                  ------------

---------------------

                       EXCHANGE TRADED FUNDS -- 2.8%                                   SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE -- 2.8%
                       Financial Services -- 2.8%
                       SPDR Trust, Series 1
                         (cost $1,102,722).........................................      10,800   $ 1,161,432
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $31,731,019)..............                36,133,052
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 13.1%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         Account (Note 2)
                         (cost $5,467,000).........................................  $5,467,000   $ 5,467,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $37,198,019; Note 3)                       99.4%                    41,600,052
                       Other assets less liabilities --                    0.6                        265,258
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $41,865,310
                                                                         ======                   ============

              -----------------------------
              + Non-income producing security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 93.9%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.1%
                       Automotive -- 2.3%
                       Bayerische Motoren Werke AG.................................      73,172   $  3,207,068
                       Housing -- 1.5%
                       Lennar Corp., Class A.......................................      43,858      1,934,138
                       Lennar Corp., Class B.......................................       2,036         85,288
                       Retail -- 7.3%
                       Amazon.com, Inc.+...........................................      36,878      1,861,601
                       Best Buy Co., Inc. .........................................      27,438      1,382,601
                       Lowe's Cos., Inc. ..........................................      63,279      3,388,591
                       Tiffany & Co. ..............................................      84,171      3,336,538
                                                                                                  -------------
                                                                                                    15,195,825
                                                                                                  -------------
                       CONSUMER STAPLES -- 1.8%
                       Household Products -- 1.8%
                       Procter & Gamble Co. .......................................      23,829      2,408,635
                                                                                                  -------------
                       FINANCE -- 18.8%
                       Banks -- 0.0%
                       BOK Financial Corp.+........................................         300         11,811
                       Financial Services -- 18.8%
                       Citigroup, Inc. ............................................     133,291      6,595,239
                       Countrywide Credit Industries, Inc. ........................      43,582      3,641,276
                       Fannie Mae..................................................      55,620      4,288,302
                       Merrill Lynch & Co., Inc. ..................................      97,954      5,758,716
                       SLM Corp. ..................................................     143,389      5,506,137
                                                                                                  -------------
                                                                                                    25,801,481
                                                                                                  -------------
                       HEALTHCARE -- 23.8%
                       Drugs -- 5.1%
                       Eli Lilly and Co. ..........................................      42,565      2,896,123
                       Forest Laboratories, Inc.+..................................      54,935      4,092,108
                       Health Services -- 7.2%
                       UnitedHealth Group, Inc. ...................................     161,827      9,852,028
                       Medical Products -- 11.5%
                       Boston Scientific Corp.+....................................     125,938      5,137,011
                       Genentech, Inc.+............................................      69,771      6,663,130
                       Medtronic, Inc. ............................................      28,426      1,399,128
                       Zimmer Holdings, Inc.+......................................      33,978      2,599,317
                                                                                                  -------------
                                                                                                    32,638,845
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 13.8%
                       Aerospace & Military Technology -- 1.4%
                       Lockheed Martin Corp. ......................................      39,937      1,941,737
                       Business Services -- 2.0%
                       Maxim Integrated Products, Inc. ............................      52,783      2,699,850

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 4.6%
                       Caterpillar, Inc. ..........................................      79,767   $  6,232,196
                       Multi-Industry -- 3.6%
                       General Electric Co. .......................................      87,436      2,940,473
                       Honeywell International, Inc. ..............................      56,693      2,047,751
                       Transportation -- 2.2%
                       FedEx Corp. ................................................      41,270      2,776,646
                       Ryanair Holdings PLC ADR+...................................       8,067        282,345
                                                                                                  -------------
                                                                                                    18,920,998
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 3.0%
                       Broadcasting & Media -- 2.4%
                       Comcast Corp., Class A+.....................................     102,027      3,361,790
                       Leisure & Tourism -- 0.6%
                       Four Seasons Hotels, Inc. ..................................      15,246        800,110
                                                                                                  -------------
                                                                                                     4,161,900
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 21.6%
                       Communication Equipment -- 3.3%
                       QUALCOMM, Inc. .............................................      78,109      4,563,128
                       Computers & Business Equipment -- 3.1%
                       Dell, Inc.+.................................................      66,508      2,226,023
                       EMC Corp.+..................................................     146,345      2,054,684
                       Computer Software -- 2.4%
                       Electronic Arts, Inc.+......................................      68,726      3,220,500
                       Electronics -- 5.6%
                       Intel Corp. ................................................     252,242      7,718,605
                       Telecommunications -- 7.2%
                       Cisco Systems, Inc.+........................................     231,097      5,925,327
                       Nextel Communications, Inc., Class A+.......................     149,737      3,951,559
                                                                                                  -------------
                                                                                                    29,659,826
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $106,021,882).............                128,787,510
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.5%                                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $3,345,098 and collateralized by
                         $3,270,000 of Federal National Mtg. Assoc. Notes, bearing
                         interest at 4.00% due 02/15/05 having an approximate value
                         of $3,413,743 (cost $3,345,000)...........................  $3,345,000   $  3,345,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $109,366,882; Note 3)                   96.4%       132,132,510
                       Other assets less liabilities --                 3.6          4,985,438
                                                                      ------      -------------
                       NET ASSETS --                                  100.0%      $137,117,948
                                                                      ======      =============

              -----------------------------
              +  Non-income producing security
              ADR -- American Depository Receipt

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR          DATE        DEPRECIATION
                       ------------------------------------------------------------------------------
                       EUR           2,541,103   USD        3,276,912   03/17/2004      $(25,811)
                                                                                        =========

------------
EUR -- Euro
USD -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 98.2%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE -- 2.9%
                       Drugs -- 2.4%
                       Amgen, Inc.+................................................       12,786   $   824,569
                       Gilead Sciences, Inc.+......................................        3,375       185,187
                       Neopharm Inc. ..............................................       19,100       358,889
                       NPS Pharmaceuticals, Inc.+..................................       15,800       545,258
                       Medical Products -- 0.5%
                       Telik, Inc.+................................................       16,400       393,485
                                                                                                   ------------
                                                                                                     2,307,388
                                                                                                   ------------
                       INDUSTRIAL & COMMERCIAL -- 2.5%
                       Business Services -- 1.8%
                       Maxim Integrated Products, Inc. ............................       28,600     1,462,890
                       Machinery -- 0.7%
                       MKS Instruments, Inc.+......................................        6,800       160,752
                       Zebra Technologies Corp.+...................................        5,400       348,840
                                                                                                   ------------
                                                                                                     1,972,482
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 92.8%
                       Communication Equipment -- 7.3%
                       Alcatel ADR+................................................       52,300       876,025
                       Inter-Tel, Inc. ............................................        8,350       235,887
                       Juniper Networks, Inc.+.....................................       20,200       583,578
                       Motorola, Inc. .............................................       40,800       676,464
                       Network Appliance, Inc.+....................................       51,275     1,146,509
                       Nokia Corp. ................................................       28,100       580,546
                       QUALCOMM, Inc. .............................................       18,849     1,101,159
                       RF Micro Devices, Inc.+.....................................       40,700       387,464
                       Symbol Technologies, Inc. ..................................       11,500       198,950
                       Computers & Business Equipment -- 7.6%
                       ASM Lithography Holdings NV+................................       44,225       851,773
                       AudioCodes Ltd.+............................................       14,600       200,750
                       Brocade Communications Systems, Inc.+.......................       41,200       264,092
                       Dell, Inc.+.................................................       36,025     1,205,757
                       EMC Corp.+..................................................       81,340     1,142,014
                       Lexar Media, Inc.+..........................................       18,700       273,020
                       Research In Motion Ltd.+....................................        3,475       302,568
                       SanDisk Corp.+..............................................        6,050       329,362
                       VERITAS Software Corp.+.....................................       45,124     1,482,775
                       Computer Services -- 1.1%
                       Computer Associates International, Inc. ....................       19,600       512,344
                       NetScreen Technologies, Inc.+...............................       15,000       391,800
                       Computer Software -- 21.1%
                       Adobe Systems, Inc. ........................................       15,274       587,438
                       BEA Systems, Inc.+..........................................       23,100       291,753
                       Hyperion Solutions Corp.+...................................       12,800       439,936
                       Informatica Corp.+..........................................       28,335       280,233
                       Macromedia, Inc.+...........................................       16,000       288,800

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software (continued)
                       Mercury Interactive Corp.+..................................        7,824   $   367,259
                       Micromuse, Inc.+............................................       69,400       557,976
                       Microsoft Corp. ............................................      214,898     5,941,930
                       MicroStrategy, Inc.+........................................        2,000       124,780
                       Novell, Inc.+...............................................      132,900     1,687,830
                       Oracle Corp.+...............................................      185,399     2,560,360
                       Peoplesoft, Inc.+...........................................       18,400       396,520
                       Quest Software, Inc.+.......................................       41,224       693,388
                       Red Hat, Inc.+..............................................       32,800       624,184
                       SAP AG ADR..................................................       17,950       744,207
                       Siebel Systems, Inc.+.......................................       72,850       971,090
                       Verint Systems, Inc.+.......................................       10,700       263,220
                       Electronics -- 23.7%
                       Agere Systems, Inc.+........................................      172,550       664,317
                       Amkor Technology, Inc.+.....................................       24,200       421,322
                       Amphenol Corp.+.............................................        5,700       376,599
                       Analog Devices, Inc.+.......................................       24,175     1,156,774
                       Applied Materials, Inc.+....................................      119,450     2,599,232
                       Applied Micro Circuits Corp.+...............................      137,200       997,444
                       Bookham Technology PLC ADR+.................................       94,900       307,466
                       Brooks Automation, Inc.+....................................       25,400       635,000
                       Celestica, Inc.+............................................       18,200       312,130
                       Credence Systems Corp.+.....................................       31,800       450,924
                       Emulex Corp.+...............................................       16,598       450,304
                       Flextronics International, Ltd.+............................       48,900       929,100
                       Integrated Circuit Systems, Inc.+...........................        6,600       169,950
                       Jabil Circuit, Inc.+........................................       17,050       504,680
                       KLA-Tencor Corp.+...........................................       18,025     1,028,687
                       Kopin Corp.+................................................       94,400       679,680
                       Lam Research Corp.+.........................................       12,500       334,375
                       Linear Technology Corp. ....................................       25,600     1,024,000
                       LSI Logic Corp.+............................................       65,500       673,995
                       LTX Corp.+..................................................       10,700       186,394
                       Magal Security Systems, Ltd. ...............................       21,959       168,228
                       National Semiconductor Corp.+...............................        6,400       246,080
                       Novellus Systems, Inc.+.....................................       16,500       561,990
                       Optical Communication Products, Inc.+.......................       46,100       207,450
                       PMC-Sierra, Inc.+...........................................       34,500       755,895
                       Sanmina-SCI Corp.+..........................................       14,800       194,028
                       Solectron Corp.+............................................       57,300       406,830
                       STMicroelectronics NV.......................................        6,100       163,724
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............       17,800       199,004
                       Texas Instruments, Inc. ....................................       47,400     1,485,990
                       Veeco Instruments, Inc+.....................................        6,800       204,680
                       Vitesse Semiconductor Corp.+................................       46,500       383,625
                       Electronic Components -- 10.6%
                       Altera Corp.+...............................................       21,200       474,668
                       Broadcom Corp., Class A+....................................       23,899       970,060
                       Intel Corp. ................................................      108,650     3,324,690
                       Marvell Technology Group, Ltd.+.............................       48,825     2,031,120
                       Microchip Technology, Inc. .................................        5,600       161,280
                       United Microelectronics Corp. ADR+..........................       63,900       345,699
                       Xilinx, Inc.+...............................................       26,800     1,123,188

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Content -- 2.7%
                       DoubleClick, Inc.+..........................................       67,700   $   815,108
                       InterActive Corp.+..........................................       21,950       711,180
                       Manugistics Group, Inc.+....................................       35,200       283,008
                       Yahoo!, Inc.+...............................................        6,550       306,868
                       Internet Software -- 5.6%
                       Akamai Technologies, Inc.+..................................       13,800       178,296
                       Check Point Software Technologies, Ltd.+....................       27,750       568,875
                       F5 Networks, Inc.+..........................................       10,500       357,105
                       Networks Associates, Inc.+..................................       65,575     1,137,726
                       Symantec Corp.+.............................................       31,900     1,237,720
                       VeriSign, Inc.+.............................................       38,175       667,299
                       Vignette Corp.+.............................................      135,424       322,309
                       Telecommunications -- 13.1%
                       Advanced Fibre Communications, Inc.+........................       13,900       328,179
                       Amdocs, Ltd.+...............................................       20,700       587,259
                       Avaya, Inc.+................................................       14,400       250,272
                       Cisco Systems, Inc.+........................................      165,199     4,235,702
                       Corning, Inc.+..............................................       30,000       387,600
                       Extreme Networks, Inc.+.....................................       37,125       315,191
                       Finisar Corp.+..............................................       90,374       305,464
                       Harmonic, Inc.+.............................................       23,900       251,428
                       Nextel Communications, Inc., Class A+.......................       30,925       816,111
                       Nortel Networks Corp.+......................................      111,900       875,058
                       SafeNet, Inc.+..............................................        7,900       312,050
                       Sonus Networks, Inc.+.......................................       70,100       593,747
                       Telefonaktiebolaget LM Ericsson ADR+........................       18,700       430,100
                       Tellabs, Inc.+..............................................       75,200       744,480
                                                                                                   ------------
                                                                                                    73,892,478
                                                                                                   ------------
                       TOTAL INVESTMENT SECURITIES (cost $64,713,883)..............                 78,172,348
                                                                                                   ------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.6%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.40%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $4,450,148 and collateralized by
                         $2,990,000 of United States Treasury Bonds, bearing
                         interest at 12.50% due 08/15/04 having an approximate
                         value of $4,544,800 (cost $4,450,000). ...................   $4,450,000     4,450,000
                                                                                                   ------------

                       TOTAL INVESTMENTS --
                         (cost $69,163,883; Note 3)                     103.8%                       82,622,348
                       Liabilities in excess of other assets --          (3.8)                       (3,004,793)
                                                                        ------                      ------------
                       NET ASSETS --                                    100.0%                      $79,617,555
                                                                        ======                      ============

              -----------------------------
              + Non-income producing security
              ADR -- American Depository Receipt
              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 92.0%                                           SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 19.9%
                       Apparel & Textiles -- 4.2%
                       Foot Locker, Inc. ..........................................      38,200   $   945,068
                       Jones Apparel Group, Inc. ..................................      28,100       957,367
                       V.F. Corp. .................................................      22,800       969,000
                       Automotive -- 10.5%
                       ArvinMeritor, Inc. .........................................      48,900     1,085,580
                       American Axle & Manufacturing Holdings, Inc.+...............      18,200       705,432
                       AutoNation, Inc.+...........................................      72,300     1,184,274
                       BorgWarner, Inc. ...........................................       8,400       780,528
                       Dana Corp. .................................................      49,650     1,032,720
                       Group 1 Automotive, Inc.+...................................      31,900     1,172,644
                       Modine Manufacturing Co. ...................................      32,400       867,348
                       PACCAR, Inc. ...............................................       4,700       369,561
                       Housing -- 1.8%
                       Pulte Homes, Inc. ..........................................       3,000       129,420
                       Texas Industries, Inc. .....................................      31,600     1,103,156
                       Retail -- 3.4%
                       Federated Department Stores, Inc. ..........................      14,300       678,964
                       Office Depot, Inc.+.........................................      45,000       717,750
                       Zale Corp.+.................................................      18,200       983,710
                                                                                                  ------------
                                                                                                   13,682,522
                                                                                                  ------------
                       CONSUMER STAPLES -- 4.6%
                       Food, Beverage & Tobacco -- 4.6%
                       Del Monte Foods Co.+........................................      24,700       265,772
                       Constellation Brands, Inc., Class A+........................      29,700       996,138
                       Corn Products International, Inc. ..........................      19,600       689,332
                       Universal Corp. ............................................      24,500     1,197,315
                                                                                                  ------------
                                                                                                    3,148,557
                                                                                                  ------------
                       ENERGY -- 7.7%
                       Energy Services -- 5.9%
                       Amerada Hess Corp. .........................................       2,700       152,253
                       Constellation Energy Group, Inc. ...........................       2,675       107,615
                       PNM Resources, Inc. ........................................      31,800       957,180
                       Puget Energy, Inc. .........................................      40,800       964,104
                       Seacor Smit, Inc.+..........................................      27,100     1,120,314
                       WPS Resources Corp. ........................................      15,500       744,155
                       Energy Sources -- 1.8%
                       Kerr-McGee Corp. ...........................................      21,200     1,032,864
                       Valero Energy Corp. ........................................       4,050       214,326
                                                                                                  ------------
                                                                                                    5,292,811
                                                                                                  ------------
                       FINANCE -- 16.1%
                       Banks -- 12.3%
                       Sovereign Bancorp, Inc. ....................................      30,600       691,866
                       Astoria Financial Corp. ....................................      25,500     1,006,485
                       Banknorth Group, Inc. ......................................      33,500     1,078,700
                       Commercial Federal Corp. ...................................      26,000       721,240

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Hibernia Corp., Class A.....................................      46,100   $ 1,045,548
                       Popular, Inc. ..............................................      15,900       703,734
                       UnionBanCal Corp. ..........................................      19,000     1,008,710
                       Washington Federal, Inc. ...................................      38,700     1,083,600
                       Whitney Holding Corp. ......................................      27,200     1,096,432
                       Financial Services -- 1.8%
                       Fidelity National Financial, Inc. ..........................      30,425     1,253,814
                       Insurance -- 2.0%
                       PartnerRe, Ltd. ............................................       3,200       187,488
                       StanCorp Financial Group, Inc. .............................      17,900     1,163,500
                                                                                                  ------------
                                                                                                   11,041,117
                                                                                                  ------------
                       HEALTHCARE -- 4.6%
                       Health Services -- 3.3%
                       Health Net, Inc.+...........................................       7,600       253,080
                       Pacificare Health Systems, Inc.+............................      32,400     1,064,340
                       Universal Health Services, Inc., Class B....................      16,800       922,656
                       Medical Products -- 1.3%
                       Nu Skin Asia Pacific, Inc., Class A.........................      47,500       921,500
                                                                                                  ------------
                                                                                                    3,161,576
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 15.1%
                       Business Services -- 4.2%
                       Deluxe Corp. ...............................................      29,400     1,187,466
                       Hughes Supply, Inc. ........................................      17,900       885,155
                       Tech Data Corp.+............................................      19,300       800,757
                       Electrical Equipment -- 0.9%
                       KEMET Corp.+................................................      43,300       658,160
                       Machinery -- 9.5%
                       Cooper Industries, Ltd., Class A............................      12,100       681,230
                       Flowserve Corp.+............................................      27,100       521,675
                       Harsco Corp. ...............................................      18,900       869,400
                       Lincoln Electric Holdings, Inc. ............................      27,100       670,454
                       Mueller Industries, Inc.+...................................      39,200     1,208,144
                       Parker-Hannifin Corp. ......................................      12,200       670,878
                       Terex Corp.+................................................      34,000     1,003,680
                       Textron, Inc. ..............................................      16,800       895,104
                       Multi-Industry -- 0.5%
                       URS Corp.+..................................................      11,600       320,740
                                                                                                  ------------
                                                                                                   10,372,843
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 2.9%
                       Broadcasting & Media -- 1.3%
                       Readers Digest Assoc., Inc. ................................      62,200       862,092
                       Leisure & Tourism -- 1.6%
                       Brunswick Corp. ............................................      22,700       791,095
                       Caesars Entertainment, Inc.+................................      28,400       325,180
                                                                                                  ------------
                                                                                                    1,978,367
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 8.5%
                       Computers & Business Equipment -- 1.5%
                       Western Digital Corp.+......................................     100,500     1,028,115
                       Computer Software -- 1.4%
                       Adaptec, Inc.+..............................................     100,550       942,154

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 1.2%
                       Solectron Corp.+............................................      11,600   $    82,360
                       Vishay Intertechnology, Inc.+...............................      32,100       746,004
                       Telecommunications -- 4.4%
                       ADC Telecommunications, Inc.+...............................     289,900     1,014,650
                       Andrew Corp.+...............................................      91,300     1,564,882
                       Nortel Networks Corp.+......................................      60,200       470,764
                                                                                                  ------------
                                                                                                    5,848,929
                                                                                                  ------------
                       MATERIALS -- 8.8%
                       Chemicals -- 4.8%
                       Albemarle Corp. ............................................       8,200       242,638
                       Crompton Corp. .............................................     165,700     1,176,470
                       Cytec Industries, Inc.+.....................................      34,100     1,190,431
                       FMC Corp.+..................................................      20,700       707,733
                       Forest Products -- 1.2%
                       MeadWestvaco Corp. .........................................      30,500       822,585
                       Metals & Minerals -- 2.8%
                       Ball Corp. .................................................      18,200     1,138,774
                       Reliance Steel & Aluminum Co. ..............................      26,600       771,400
                                                                                                  ------------
                                                                                                    6,050,031
                                                                                                  ------------
                       REAL ESTATE -- 1.0%
                       Real Estate Companies -- 0.7%
                       Beazer Homes USA, Inc. .....................................       5,300       494,119
                       Real Estate Investment Trusts -- 0.3%
                       AvalonBay Communities, Inc. ................................       2,650       130,115
                       FelCor Lodging Trust, Inc.+.................................       4,050        47,588
                       Post Properties, Inc. ......................................       1,000        27,950
                                                                                                  ------------
                                                                                                      699,772
                                                                                                  ------------
                       UTILITIES -- 2.8%
                       Electric Utilities -- 2.8%
                       Northeast Utilities.........................................      57,100     1,099,174
                       OGE Energy Corp. ...........................................      13,400       327,362
                       Peabody Energy Corp. .......................................      11,300       452,339
                                                                                                  ------------
                                                                                                    1,878,875
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $52,888,128)..............                63,155,400
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 10.9%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $7,494,219 and collateralized by
                         $6,000,000 of United States Treasury Bonds, bearing
                         interest at 7.25% due 05/15/16 having an approximate value
                         of $7,650,000 (cost $7,494,000)...........................  $7,494,000     7,494,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $60,382,128; Note 3)                     102.9%                       70,649,400
                       Liabilities in excess of other assets --          (2.9)                       (1,992,594)
                                                                        ------                      ------------
                       NET ASSETS --                                    100.0%                      $68,656,806
                                                                        ======                      ============

              -----------------------------
              + Non-income producing security

              See Notes to Financial Statements
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH & INCOME PORTFOLIO
    Putnam Investments Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 96.5%                                          SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.7%
                       Amcor, Ltd. (Materials).....................................    202,296   $  1,220,203
                       Australia & New Zealand Banking Group, Ltd. (Finance).......    134,230      1,797,391
                       Qantas Airways, Ltd. (Information & Entertainment)..........    214,204        565,161
                       Rinker Group, Ltd. (Materials)..............................    202,798        994,359
                                                                                                 -------------
                                                                                                    4,577,114
                                                                                                 -------------
                       BELGIUM -- 1.3%
                       Interbrew (Consumer Staples)................................    134,057      3,601,501
                                                                                                 -------------
                       BERMUDA -- 2.0%
                       ACE, Ltd. (Finance).........................................     78,000      3,386,760
                       XL Capital, Ltd., Class A (Finance).........................     27,432      2,180,844
                                                                                                 -------------
                                                                                                    5,567,604
                                                                                                 -------------
                       BRAZIL -- 0.5%
                       Companhia Vale do Rio Doce ADR (Materials)..................     22,900      1,229,043
                                                                                                 -------------
                       CANADA -- 3.3%
                       Abitibi-Consolidated, Inc. (Materials)......................    227,100      1,742,447
                       Canadian Imperial Bank of Commerce (Finance)................     95,100      4,777,936
                       Canadian National Railway Co. (Industrial & Commercial).....     16,500        986,667
                       Sun Life Financial Services of Canada, Inc. (Finance).......     61,800      1,650,733
                                                                                                 -------------
                                                                                                    9,157,783
                                                                                                 -------------
                       DENMARK -- 0.5%
                       Danske Bank A/S (Finance)...................................     60,200      1,423,703
                                                                                                 -------------
                       FINLAND -- 0.9%
                       Nokia Oyj (Information Technology)..........................    118,462      2,450,714
                                                                                                 -------------
                       FRANCE -- 7.2%
                       BNP Paribas SA (Finance)....................................    116,609      7,261,829
                       Lafarge SA (Materials)......................................     15,584      1,276,200
                       PSA Peugeot Citroen (Consumer Discretionary)................     47,054      2,210,024
                       Societe Generale, Class A (Finance).........................     37,817      3,353,598
                       TotalFinaElf SA, Class B (Energy)...........................     15,041      2,650,801
                       Veolia Environment (Industrial & Commercial)................     57,163      1,612,602
                       Vivendi Universal SA (Information & Entertainment)+.........     58,743      1,547,428
                                                                                                 -------------
                                                                                                   19,912,482
                                                                                                 -------------
                       GERMANY -- 6.9%
                       Allianz AG (Finance)........................................     16,700      2,141,346
                       BASF AG (Materials).........................................     46,810      2,588,021
                       Bayerische Motoren Werke AG (Consumer Discretionary)........     72,759      3,188,966
                       Deutsche Lufthansa AG (Information & Entertainment).........    146,400      2,634,832
                       Deutsche Telekom AG (Information Technology)+...............     82,800      1,651,070
                       E.ON AG (Energy)............................................     81,806      5,243,230
                       Siemens AG (Industrial & Commercial)........................     16,943      1,371,452
                                                                                                 -------------
                                                                                                   18,818,917
                                                                                                 -------------
                       GREECE -- 0.5%
                       Opap Organization Of Football Prognostics SA (Information &
                         Entertainment)(1).........................................     75,900      1,217,592
                                                                                                 -------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       INDIA -- 0.3%
                       HDFC Bank, Ltd. (Finance)...................................    113,442   $    863,306
                                                                                                 -------------
                       IRELAND -- 3.4%
                       Allied Irish Banks, PLC (Finance)...........................    302,778      5,113,614
                       CRH, PLC (Consumer Discretionary)...........................    135,011      2,850,249
                                                                                                 -------------
                                                                                                    7,963,863
                                                                                                 -------------
                       JAPAN -- 15.3%
                       Acom Co., Ltd. (Finance)....................................     54,060      3,074,696
                       Bridgestone Corp. (Consumer Discretionary)..................    149,000      2,160,848
                       Canon, Inc. (Information Technology)........................     73,000      3,724,314
                       Denso Corp. (Consumer Discretionary)........................     55,300      1,065,823
                       East Japan Railway Co. (Industrial & Commercial)............        319      1,588,294
                       Funai Electric Co (Information Technology)..................     14,500      1,900,090
                       Jusco Co., Ltd. (Consumer Discretionary)....................     39,500      1,343,474
                       Kao Corp. (Consumer Staples)................................     91,000      1,947,328
                       Millea Holdings, Inc. (Finance).............................         85      1,100,194
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................        274      1,255,515
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............    153,000      1,631,981
                       Nomura Securities Co., Ltd. (Finance).......................    126,000      2,061,807
                       NTT DoCoMo, Inc. (Information Technology)...................      1,401      3,031,121
                       Onward Kashiyama Co., Ltd. (Consumer Discretionary).........    165,000      2,148,141
                       Orix Corp. (Finance)........................................     35,300      3,041,580
                       SECOM Co., Ltd. (Industrial & Commercial)...................     48,500      1,892,437
                       Tokyo Gas Co., Ltd. (Utilities).............................    445,000      1,736,360
                       Toyota Motor Corp. (Consumer Discretionary).................    103,100      3,370,268
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............    125,600      3,987,113
                                                                                                 -------------
                                                                                                   42,061,384
                                                                                                 -------------
                       MEXICO -- 0.9%
                       Grupo Financiero BBVA Bancomer SA de CV, Series B
                         (Finance)+................................................  1,439,518      1,384,165
                       Telefonos de Mexico SA de CV ADR (Utilities)................     32,200      1,108,002
                                                                                                 -------------
                                                                                                    2,492,167
                                                                                                 -------------
                       NETHERLANDS -- 5.4%
                       ABN AMRO Holding NV (Finance)...............................     86,592      2,079,356
                       Aegon NV (Finance)..........................................    102,956      1,561,863
                       Fortis (Finance)............................................     62,379      1,389,929
                       ING Groep NV (Finance)......................................     92,741      2,315,955
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................    178,005      5,371,920
                       TPG NV (Industrial & Commercial)............................     92,134      2,128,667
                                                                                                 -------------
                                                                                                   14,847,690
                                                                                                 -------------
                       PORTUGAL -- 0.8%
                       Portugal Telecom SGPS, SA (Information Technology)..........    212,542      2,197,186
                                                                                                 -------------
                       RUSSIA -- 0.4%
                       YUKOS Corp. ADR (Energy)....................................     27,317      1,128,192
                                                                                                 -------------
                       SINGAPORE -- 0.4%
                       United Overseas Bank, Ltd. (Finance)........................    140,000      1,157,332
                                                                                                 -------------
                       SOUTH KOREA -- 3.3%
                       Hyundai Motor Co., Ltd. (Consumer Discretionary)............     18,730        793,252
                       KT Corp. ADR (Information Technology).......................     47,660        890,289
                       POSCO (Materials)...........................................      6,050        806,838
                       Samsung Electronics Co., Ltd. (Information Technology)......      8,820      3,938,372
                       SK Telecom Co., Ltd. ADR (Information Technology)...........    122,310      2,712,836
                                                                                                 -------------
                                                                                                    9,141,587
                                                                                                 -------------

---------------------

                       COMMON STOCK (CONTINUED)                                       SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       SPAIN -- 2.3%
                       Altadis SA (Consumer Staples)...............................     52,271   $  1,526,679
                       Iberdrola SA (Energy).......................................    160,510      3,084,693
                       Telefonica SA (Information Technology)......................    102,797      1,602,982
                                                                                                 -------------
                                                                                                    6,214,354
                                                                                                 -------------
                       SWEDEN -- 3.3%
                       Nordea Bank AB (Finance)....................................    215,034      1,537,200
                       SKF AB, Class B (Materials).................................     38,900      1,458,619
                       Svenska Cellulosa AB, Class B (Materials)...................     49,600      1,940,114
                       Telefonaktiebolaget LM Ericsson (Information Technology)+...  1,816,932      4,043,617
                                                                                                 -------------
                                                                                                    8,979,550
                                                                                                 -------------
                       SWITZERLAND -- 13.2%
                       Adecco SA (Industrial & Commercial).........................     32,142      1,672,068
                       Nestle SA (Consumer Staples)................................     34,428      9,077,989
                       Novartis AG (Healthcare)....................................    268,620     12,085,873
                       Swatch Group AG (Consumer Discretionary)....................     13,119      1,760,870
                       Swiss Reinsurance (Finance)(1)..............................     67,706      4,920,260
                       UBS AG (Finance)............................................     30,227      2,166,616
                       Zurich Financial Services AG (Finance)+.....................     32,046      4,651,264
                                                                                                 -------------
                                                                                                   36,334,940
                                                                                                 -------------
                       TAIWAN -- 1.0%
                       Compal Electronics, Inc. (Information Technology)...........  2,047,000      2,792,759
                                                                                                 -------------
                       UNITED KINGDOM -- 21.7%
                       Aggregate Industries, PLC (Industrial & Commercial).........    944,728      1,453,854
                       AstraZeneca, PLC (Healthcare)...............................     64,262      3,045,221
                       Barclays, PLC (Finance).....................................    709,258      6,393,913
                       BHP Billiton, PLC (Materials)...............................    351,555      2,890,735
                       BP, PLC (Energy)............................................  1,752,281     13,666,534
                       CRH, PLC (Consumer Discretionary)...........................     68,426      1,441,149
                       Diageo, PLC (Consumer Staples)..............................    386,955      5,073,997
                       Dixons Group, PLC (Consumer Discretionary)..................    548,758      1,469,114
                       GlaxoSmithKline, PLC (Healthcare)...........................     61,014      1,311,199
                       GUS, PLC (Consumer Discretionary)...........................    310,944      4,119,765
                       Hilton Group, PLC (Information & Entertainment).............    824,487      3,412,282
                       HSBC Holdings, PLC (Finance)................................    129,526      1,995,651
                       Kingfisher, PLC (Consumer Discretionary)....................    276,909      1,400,710
                       Reckitt & Colman, PLC (Consumer Staples)....................    148,521      3,470,338
                       Royal Bank of Scotland Group, PLC (Finance).................     91,422      2,697,261
                       Scottish and Southern Energy, PLC (Energy)..................    160,039      1,865,362
                       Scottish Power, PLC (Energy)................................    129,618        840,374
                       Tesco, PLC (Consumer Staples)...............................    549,138      2,385,213
                       Vodafone Group, PLC (Information Technology)................    853,528      2,137,360
                       Zurich Financial Services AG (Finance)+.....................        332         47,162
                                                                                                 -------------
                                                                                                   61,117,194
                                                                                                 -------------
                       TOTAL COMMON STOCK (cost $216,579,868)......................               265,247,957
                                                                                                 -------------
                       PREFERRED STOCK -- 0.4%
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 0.4%
                       Banco Itau SA ADR (Finance) (cost $1,023,921)...............     23,300      1,132,380
                                                                                                 -------------
                       EXCHANGE TRADED FUNDS -- 2.6%                                  SHARES         VALUE
                       ---------------------------------------------------------------------------------------
                       UNITED STATES -- 2.6%
                       iShares MSCI Emerging Markets Index Fund (cost
                         $6,770,884)...............................................     52,520   $  7,264,566
                                                                                                 -------------
                       TOTAL INVESTMENT SECURITIES (cost $224,374,673).............               273,644,903
                                                                                                 -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.4%                                  AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 0.4%
                       Agreement with Goldman Sachs & Co., bearing interest at
                         1.03%, dated 01/30/04 to be repurchased 02/02/04 in the
                         amount of $954,081 and collateralized by $820,000 of
                         Federal National Mtg. Assoc. Notes, bearing interest at
                         7.13% due 06/15/10 having an approximate value of $973,870
                         (cost $954,000)...........................................  $ 954,000   $    954,000
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $225,328,673; Note 3)                    99.9%                       274,598,903
                       Other assets less liabilities --                  0.1                            372,737
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $274,971,640
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
              (1) Illiquid security

              ADR - American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 98.9%                                           SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FRANCE -- 7.6%
                       BNP Paribas SA (Banks)......................................     115,979   $  7,222,596
                       France Telecom SA (Information Technology)+.................      50,322      1,492,318
                       L'Oreal SA (Consumer Staples)...............................      25,079      1,988,166
                       LVMH Moet Henessy Louis Vuitton SA (Consumer Staples).......      61,397      4,427,613
                       TotalFinaElf SA, Class B (Energy)...........................      28,726      5,062,622
                                                                                                  -------------
                                                                                                    20,193,315
                                                                                                  -------------
                       GERMANY -- 3.4%
                       SAP AG (Information Technology).............................      34,838      5,745,369
                       Siemens AG NPV (Industrial & Commercial)....................      40,110      3,246,708
                                                                                                  -------------
                                                                                                     8,992,077
                                                                                                  -------------
                       ISRAEL -- 1.4%
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......      58,300      3,648,997
                                                                                                  -------------
                       JAPAN -- 11.5%
                       Canon, Inc. (Information Technology)........................     155,000      7,907,790
                       Hoya Corp. (Healthcare).....................................      81,500      8,015,636
                       Keyence Corp. (Information Technology)......................      11,600      2,409,977
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)............................................      46,000        686,664
                       Mitsubishi Corp. (Industrial & Commercial)..................     358,000      3,615,683
                       Nitto Denko Corp. (Information Technology)..................      22,100      1,167,169
                       Ricoh Co., Ltd. (Information Technology)....................     217,000      4,192,593
                       Takeda Chemical Industries, Ltd. (Healthcare)...............      59,700      2,481,742
                                                                                                  -------------
                                                                                                    30,477,254
                                                                                                  -------------
                       MEXICO -- 0.9%
                       America Movil SA de CV, Series L ADR (Information
                         Technology)...............................................      73,500      2,296,875
                                                                                                  -------------
                       NETHERLANDS -- 0.9%
                       ASML Holding NV (Information Technology)+...................     120,639      2,322,957
                                                                                                  -------------
                       PANAMA -- 2.4%
                       Carnival Corp. (Information & Entertainment)................     147,400      6,547,508
                                                                                                  -------------
                       SOUTH KOREA -- 1.1%
                       Samsung Electronics Co., Ltd. (Information Technology)......       6,700      2,991,734
                                                                                                  -------------
                       SWITZERLAND -- 2.5%
                       Credit Suisse Group (Finance)...............................     125,204      4,728,338
                       Roche Holding AG (Healthcare)...............................      19,612      1,985,966
                                                                                                  -------------
                                                                                                     6,714,304
                                                                                                  -------------
                       UNITED KINGDOM -- 13.1%
                       AstraZeneca, PLC (Healthcare)...............................     112,391      5,325,938
                       HSBC Holdings, PLC (Finance)................................     319,308      4,919,686
                       Reckitt & Benckiser, PLC (Consumer Staples).................     227,835      5,323,587
                       Royal Bank of Scotland Group, PLC (Finance).................     182,126      5,373,339
                       Standard Chartered, PLC (Banks).............................      85,926      1,402,135
                       Tesco, PLC (Consumer Staples)...............................   1,431,259      6,216,757
                       Vodafone Group, PLC (Information Technology)................   2,533,439      6,344,105
                                                                                                  -------------
                                                                                                    34,905,547
                                                                                                  -------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 54.1%
                       Affiliated Computer Services, Inc., Class A (Information
                         Technology)+..............................................      83,500   $  4,630,075
                       AFLAC, Inc. (Insurance).....................................      80,220      2,958,514
                       Ambac Financial Group, Inc. (Insurance).....................      40,800      3,050,616
                       American International Group, Inc. (Insurance)#.............      70,168      4,873,168
                       Amgen, Inc. (Healthcare)+...................................      33,100      2,134,619
                       Apollo Group, Inc., Class A (Education)+....................      48,700      3,616,462
                       Avon Products, Inc. (Consumer Staples)......................      59,300      3,754,876
                       Bed Bath & Beyond, Inc. (Consumer Discretionary)+...........      74,900      3,041,689
                       Broadcom Corp., Class A (Information Technology)+...........      42,400      1,721,016
                       Capital One Financial Corp. (Finance).......................      37,802      2,686,966
                       Cendant Corp. (Industrial & Commercial)+....................     147,000      3,329,550
                       Citigroup, Inc. (Finance)...................................     225,930     11,179,016
                       Comcast Corp., Class A (Information & Entertainment)+.......     149,000      4,909,550
                       Commerce Bancorp, Inc. (Finance)............................      50,000      2,927,500
                       Danaher Corp. (Industrial & Commercial).....................      52,100      4,769,755
                       Dell, Inc. (Information Technology)+........................      93,300      3,122,751
                       Electronic Arts, Inc. (Information Technology)+.............      86,100      4,034,646
                       Fannie Mae (Finance)........................................      45,800      3,531,180
                       Forest Laboratories, Inc. (Healthcare)+.....................      12,300        916,227
                       Goldman Sachs Group, Inc. (Finance).........................      17,300      1,722,215
                       Home Depot, Inc. (Consumer Discretionary)...................      74,100      2,628,327
                       Intel Corp. (Information Technology)........................      85,100      2,604,060
                       J.P. Morgan Chase & Co. (Finance)...........................     178,850      6,955,476
                       Johnson Controls, Inc. (Industrial & Commercial)............      29,800      1,753,730
                       Lehman Brothers Holdings, Inc. (Finance)....................      33,600      2,758,560
                       Lowe's Cos., Inc. (Consumer Discretionary)..................     137,300      7,352,415
                       Marvell Technology Group, Ltd. (Information Technology)+....     109,300      4,546,880
                       MBNA Corp. (Finance)........................................     197,980      5,337,541
                       MediaTek, Inc. (Information Technology).....................     165,000      1,835,625
                       Merrill Lynch & Co., Inc. (Finance).........................      60,300      3,545,037
                       Microsoft Corp. (Information Technology)....................     143,900      3,978,835
                       Morgan Stanley (Finance)....................................      68,300      3,975,743
                       Peoplesoft, Inc. (Information Technology)+..................      64,500      1,389,975
                       Pfizer, Inc. (Healthcare)...................................      92,500      3,388,275
                       Procter & Gamble Co. (Consumer Staples).....................      53,300      5,387,564
                       Southwest Airlines Co. (Information & Entertainment)........      70,300      1,050,985
                       St. Jude Medical, Inc. (Healthcare)+........................       9,200        661,020
                       UnitedHealth Group, Inc. (Healthcare).......................      99,100      6,033,208
                       Wellpoint Health Networks, Inc. (Healthcare)+...............      53,300      5,596,500
                                                                                                  -------------
                                                                                                   143,690,147
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $215,480,328)......................                262,780,715
                                                                                                  -------------

                       EQUITY CERTIFICATES -- 1.0%
                       ----------------------------------------------------------------------------------------
                       TAIWAN -- 0.8%
                       Hon Hai Precision Industry Co., Ltd. (Information
                         Technology)...............................................     447,800      2,078,736
                                                                                                  -------------
                       UNITED STATES -- 0.2%
                       Citigroup Global Markets Holdings (Finance)*................     144,000        668,464
                                                                                                  -------------
                       TOTAL EQUITY CERTIFICATES (cost $2,703,570).................                  2,747,200
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $218,183,898).............                265,527,915
                                                                                                  -------------

---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.1%                                   AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.1%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.05%
                         due 02/02/04 (cost $140,000)..............................  $  140,000   $    140,000
                                                                                                  -------------
                       TOTAL SHORT-TERM SECURITIES (cost $140,000).................                    140,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $218,323,898; Note 3)                   100.0%                      265,667,915
                       Other assets less liabilities --                  0.0                            91,300
                                                                       ------
                       NET ASSETS --                                   100.0%                     $265,759,215
                                                                       ======

              -----------------------------
              +  Non-income producing security
              # Security represents an investment in an affiliated company
              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the aggregate value of these securities was $668,464 representing 0.25% of net assets.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
          Morgan Stanley Investment Management, Inc. (dba Van Kampen) INVESTMENT
                                                   PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 87.5%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 3.2%
                       Amcor, Ltd. (Materials).....................................       21,411   $    129,146
                       AMP, Ltd. (Finance).........................................       33,492        114,672
                       Alumina, Ltd. (materials)...................................       29,343        126,645
                       Australia & New Zealand Banking Group, Ltd. (Finance).......       36,414        487,597
                       Australian Gas Light Co., Ltd. (Utilities)..................       11,710         98,046
                       BHP Billiton, Ltd. (Materials)..............................       89,767        772,821
                       BHP Steel, Ltd. (Materials).................................       22,165         89,242
                       Boral, Ltd. (Materials).....................................       15,803         66,519
                       Brambles Industries, Ltd. (Industrial & Commercial).........       24,931         99,238
                       Centro Properties Group (Real Estate).......................       17,137         53,317
                       CFS Gandel Retail Trust (Real Estate).......................       38,080         39,201
                       Coca-Cola Amatil, Ltd. (Consumer Staples)...................       12,695         61,472
                       Coles Myer, Ltd. (Consumer Discretionary)...................       27,052        150,794
                       Commonwealth Bank of Australia (Finance)....................       30,090        700,056
                       CSL, Ltd. (Healthcare)......................................        2,506         33,384
                       CSR, Ltd. (Consumer Discretionary)..........................       30,419         41,289
                       Fairfax (John) Holdings Ltd. (Information &
                         Entertainment)............................................       24,133         66,433
                       Foster's Group, Ltd. (Consumer Staples).....................       51,412        169,754
                       General Property Trust (Real Estate)........................       49,861        112,544
                       Insurance Australia Group, Ltd. (Finance)...................       42,801        139,364
                       Investa Property Group (Real Estate)........................       32,304         47,543
                       James Hardie Industries NV (Consumer Discretionary).........       12,531         62,875
                       Leighton Holdings, Ltd. (Industrial & Commercial)...........        6,364         52,217
                       Lend Lease Corp., Ltd. (Finance)............................       10,442         82,651
                       Macquarie Bank, Ltd. (Finance)..............................        5,263        137,656
                       Macquarie Infrastructure Group (Industrial & Commercial)....       48,145        114,544
                       Mayne Nickless, Ltd. (Industrial & Commercial)..............       22,676         55,333
                       Mirvac Group (Real Estate)..................................       19,252         63,714
                       National Australia Bank, Ltd. (Finance).....................       36,901        859,924
                       Newcrest Mining Ltd. (Materials)............................        9,243         80,139
                       News Corp., Ltd. (Information & Entertainment)..............       35,765        324,544
                       OMV AG (Energy).............................................          959        152,888
                       OneSteel, Ltd. (Materials)..................................        4,243          5,889
                       Orica, Ltd. (Materials).....................................        7,723         79,504
                       Origin Energy, Ltd. (Energy)................................        7,802         31,175
                       Pacific Dunlop, Ltd. (Multi-industry).......................        4,916         23,917
                       Paperlinx, Ltd. (Materials).................................       10,692         36,689
                       Patrick Corp., Ltd. (Industrial & Commercial)...............        4,698         53,737
                       QBE Insurance Group, Ltd. (Finance).........................       16,153        127,363
                       Rinker Group, Ltd. (Materials)..............................       24,581        120,526
                       Rio Tinto, Ltd. (Materials).................................        7,743        210,257
                       Santos, Ltd. (Energy).......................................       15,740         74,776
                       Sonic Healthcare, Ltd. (Healthcare).........................        3,453         19,432
                       Southcorp, Ltd. (Consumer Staples)..........................       17,937         35,289
                       Stockland Trust Group (Real Estate).........................       28,973        115,106
                       Suncorp-Metway, Ltd. (Finance)..............................       13,518        129,677
                       TABCORP Holdings, Ltd. (Information & Entertainment)........        9,671         82,743
                       Telstra Corp., Ltd. (Information Technology)................       54,362        203,952
                       Transurban Group (Industrial & Commercial)..................       13,553         45,990
                       Wesfarmers, Ltd. (Industrial & Commercial)..................        9,462        203,326
                       Westfield Holdings, Ltd. (Real Estate)......................       10,766        109,598
                       Westfield Trust (Real Estate)(1)............................       57,674        155,200

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA (continued)
                       Westpac Banking Corp., Ltd. (Finance).......................       42,553   $    537,352
                       WMC Resources, Ltd. (Materials)+............................       29,474        117,322
                       Woodside Petroleum Ltd. (Energy)............................       12,006        133,574
                       Woolworths, Ltd. (Consumer Staples).........................       24,892        222,842
                                                                                                   -------------
                                                                                                      8,460,798
                                                                                                   -------------
                       AUSTRIA -- 0.4%
                       Bank Austria Creditanstalt AG (Finance)+....................        1,487         87,047
                       Boehler-Uddeholm AG (Materials).............................          534         39,533
                       Erste Bank Der Oesterreichischen Sparkassen AG+ (Finance)...        2,620        339,733
                       Flughafen Wien AG (Industrial & Commercial).................          995         55,272
                       Mayr-Melnhof Karton AG (Materials)..........................          623         77,750
                       Radex Heraklith Industriebeteiligungs AG (Industrial &
                         Commercial)+..............................................        1,144         23,938
                       Telekom Austria (Information Technology)+...................       21,425        302,072
                       VA Technologies AG (Energy)+................................          842         33,947
                       Voestalpine AG (Materials)..................................        2,299        104,657
                       Wienerberger AG (Consumer Staples)..........................        4,375        129,688
                                                                                                   -------------
                                                                                                      1,193,637
                                                                                                   -------------
                       BELGIUM -- 0.7%
                       AGFA-Gevaert NV (Information Technology)....................        4,916        144,439
                       Bekaert SA (Information Technology).........................          221         13,554
                       Dexia (Finance).............................................       29,253        524,294
                       Electrabel SA (Energy)......................................          537        166,005
                       Fortis (Finance)............................................       31,076        691,274
                       KBC Bankverzekeringsholding (Finance).......................        2,657        145,212
                       Solvay SA (Materials).......................................        1,910        155,818
                       UCB SA (Healthcare).........................................        1,351         53,862
                       Umicore (Materials).........................................          318         20,556
                                                                                                   -------------
                                                                                                      1,915,014
                                                                                                   -------------
                       BERMUDA -- 0.1%
                       Esprit Holdings, Ltd. (Industrial & Commercial).............       34,519        111,846
                       Yue Yuen Industrial Holdings, Ltd. (Consumer
                         Discretionary)............................................       18,500         52,687
                                                                                                   -------------
                                                                                                        164,533
                                                                                                   -------------
                       CHINA -- 0.3%
                       Aluminium Corporation of China, Ltd. (Materials)............      286,000        187,541
                       Beijing Capital International Airport Co., Ltd. (Industrial
                         & Commercial).............................................      140,000         47,252
                       Beijing Datang Power Generation Co., Ltd. (Energy)..........      148,000        108,467
                       China Eastern Airlines Corp., Ltd. (Information &
                         Entertainment)+...........................................      162,000         29,161
                       Guangshen Railway Co., Ltd. (Industrial & Commercial).......      148,000         42,816
                       Jiangxi Copper Co., Ltd. (Materials)........................      120,000         63,645
                       Qingling Motors Co. (Consumer Discretionary)................      128,000         24,686
                       Shandong International Power Development Co., Ltd.
                         (Utilities)...............................................      254,000         91,443
                       Shanghai Petrochemical (Materials)..........................      242,000        100,347
                       Travelsky Technology Ltd. (Information Technology)..........       32,000         34,973
                       Tsingtao Brewery Co., Ltd. (Consumer Staples)...............       42,000         49,682
                                                                                                   -------------
                                                                                                        780,013
                                                                                                   -------------
                       DENMARK -- 0.3%
                       Danske Bank A/S (Finance)...................................       26,695        631,325
                       Group 4 Falck A/S (Industrial & Commercial).................        1,100         23,992
                       ISS (Industrial & Commercial)...............................          600         30,937
                       Novo-Nordisk A/S (Healthcare)+..............................        4,800        191,336
                       Novozymes A/S, Class B (Healthcare).........................          778         30,817
                       Vestas Wind Systems A/S (Consumer Staples)..................        1,300         23,900
                                                                                                   -------------
                                                                                                        932,307
                                                                                                   -------------
                       FINLAND -- 0.9%
                       Fortum Oyj (Energy).........................................        9,774         96,780
                       Kesko Oyj, Class B (Consumer Discretionary).................        4,686         83,519

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINLAND (continued)
                       Kone Corp. (Industrial & Commercial)........................        2,198   $    129,489
                       Metso Oyj (Industrial & Commercial).........................       12,048        153,809
                       Nokia Oyj (Information Technology)..........................       41,256        853,494
                       Outokumpu Oyj (Materials)...................................        9,012        116,061
                       Rautaruukki Oyj (Materials)+................................          409          3,540
                       Sampo Oyj, Class A (Finance)................................        9,171         96,863
                       Stora Enso Oyj (Materials)..................................       21,680        282,176
                       TietoEnator Oyj (Information Technology)....................        4,104        119,866
                       UPM-Kymmene Oyj (Materials).................................       16,315        302,773
                       Uponor Oyj (Consumer Staples)...............................          687         21,725
                       Wartsila Oyj, Class B (Industrial & Commercial).............        2,599         49,980
                                                                                                   -------------
                                                                                                      2,310,075
                                                                                                   -------------
                       FRANCE -- 6.5%
                       Accor SA (Information & Entertainment)......................        5,338        240,276
                       Air France (Information & Entertainment)....................        2,733         48,438
                       Alcatel SA (Information Technology)+........................       13,756        227,528
                       Alstom (Industrial & Commercial)+...........................        1,833          3,790
                       Aventis SA (Healthcare).....................................       17,942      1,402,260
                       AXA (Finance)...............................................       31,023        701,301
                       BNP Paribas SA (Finance)....................................       19,663      1,224,514
                       Bouygues SA (Consumer Discretionary)........................        6,420        231,487
                       Business Objects SA (Information Technology)+...............          517         17,618
                       Caisse Nationale du Credit Agricole (Finance)...............        5,705        139,482
                       Cap Gemini SA (Information Technology)+.....................        2,816        124,721
                       Carrefour SA (Consumer Staples).............................        6,477        323,652
                       Cie de Saint-Gobain SA (Consumer Discretionary).............       17,713        902,759
                       CNP Assurances (Finance)....................................        1,506         87,221
                       Dassault Systemes SA (Information Technology)...............          647         28,607
                       Essilor International SA (Healthcare).......................          754         41,781
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Staples)........................................          316         29,381
                       France Telecom SA (Information Technology)+.................       28,792        853,837
                       Groupe Danone (Consumer Staples)............................        1,969        333,525
                       Imerys SA (Consumer Discretionary)..........................          442         92,651
                       L'Air Liquide SA (Materials)................................        3,048        511,360
                       Lafarge SA (Materials)......................................        4,536        371,461
                       Lagardere SCA (Information & Entertainment).................        3,473        211,090
                       LVMH Moet Henessy Louis Vuitton SA (Consumer Staples).......        9,509        685,737
                       Michelin SA, Class B (Consumer Discretionary)...............        3,515        169,032
                       Peugeot SA..................................................        4,871        228,780
                       Publicis Groupe (Information & Entertainment)...............        2,656         93,188
                       Renault SA (Consumer Discretionary).........................        4,410        296,878
                       Sagem SA (Information Technology)...........................          183         21,300
                       Sanofi-Synthelabo SA (Healthcare)...........................        9,322        664,124
                       Schneider Electric SA (Industrial & Commercial).............        9,907        642,871
                       Societe BIC SA (Information Technology).....................        1,367         61,055
                       Societe Generale, Class A (Finance).........................        7,421        658,092
                       Societe Television Francaise 1 (Information &
                         Entertainment)............................................        3,229        116,630
                       Sodexho Alliance SA (Consumer Staples)......................        2,836         83,537
                       Suez SA (Utilities).........................................       17,092        356,576
                       Technip-Coflexip SA (Industrial & Commercial)...............          124         14,896
                       Thales SA (Industrial & Commercial).........................        6,442        234,367
                       Thomson (Information & Entertainment).......................        3,047         64,895
                       TotalFinaElf SA, Class B (Energy)...........................       20,720      3,651,658
                       Valeo SA (Consumer Discretionary)...........................        1,868         81,431
                       Veolia Environnement (Industrial & Commercial)..............        3,248         91,628
                       Vinci SA (Industrial & Commercial)..........................        2,330        196,031
                       Vivendi Universal SA (Information & Entertainment)+.........       25,454        670,518

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Wanadoo (Information Technology)+...........................        6,132   $     55,677
                       Zodiac SA (Industrial & Commercial).........................          358         10,331
                                                                                                   -------------
                                                                                                     17,297,972
                                                                                                   -------------
                       GERMANY -- 10.1%
                       Adidas-Salomon AG (Consumer Discretionary)..................        1,681        190,923
                       Allianz AG (Finance)........................................       16,549      2,121,984
                       Altana AG (Healthcare)......................................        3,730        210,916
                       BASF AG (Materials).........................................       30,494      1,685,945
                       Bayer AG (Materials)........................................       37,713      1,145,167
                       Bayerische Hypo-und Vereinsbank AG (Finance)+...............       34,457        877,207
                       Beiersdorf AG (Consumer Staples)............................        4,969        579,775
                       Commerzbank AG (Finance)....................................       41,012        792,258
                       Continental AG (Consumer Discretionary).....................        5,669        223,614
                       DaimlerChrysler AG (Consumer Discretionary).................       35,231      1,678,419
                       Deutsche Bank AG (Finance)..................................       30,981      2,427,113
                       Deutsche Boerse AG (Finance)................................        8,812        524,073
                       Deutsche Lufthansa AG (Information & Entertainment).........       36,825        662,757
                       Deutsche Post AG (Industrial & Commercial)..................       22,176        494,954
                       Deutsche Telekom AG (Information Technology)+...............      105,735      2,108,405
                       Douglas Holding AG (Consumer Discretionary).................        2,027         61,349
                       E.ON AG (Energy)............................................       27,909      1,788,784
                       Epcos AG (Information Technology)+..........................          478         12,770
                       Fresenius Medical Care AG (Healthcare)......................        2,333        153,976
                       Gehe AG (Healthcare)........................................        1,485         77,257
                       HeidelbergCement AG (Materials)+............................        1,695         74,438
                       KarstadtQuelle AG (Consumer Discretionary)..................        1,616         38,121
                       Linde AG (Industrial & Commercial)..........................        6,026        339,168
                       MAN AG (Industrial & Commercial)............................        5,526        188,102
                       Merck KGAA (Healthcare).....................................        2,199         93,121
                       Metro AG (Consumer Discretionary)...........................        5,226        229,051
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....        4,017        476,853
                       Puma AG (Consumer Discretionary)............................          527         96,488
                       RWE AG (Energy).............................................       14,971        604,516
                       SAP AG (Information Technology).............................        5,962        983,234
                       Schering AG (Healthcare)....................................        5,866        308,245
                       Siemens AG (Industrial & Commercial)........................       56,533      4,576,069
                       ThyssenKrupp AG (Materials).................................       17,776        359,997
                       TUI AG (Information & Entertainment)........................        5,392        128,069
                       Volkswagen AG (Consumer Discretionary)......................        9,290        468,151
                                                                                                   -------------
                                                                                                     26,781,269
                                                                                                   -------------
                       GREECE -- 0.1%
                       Alpha Credit Bank (Finance).................................        2,500         76,910
                       EFG Eurobank Ergasias SA (Finance)..........................        2,300         46,694
                       National Bank of Greece SA (Finance)........................        6,539        178,361
                       Titan Cement Co. (Materials)................................          700         30,497
                                                                                                   -------------
                                                                                                        332,462
                                                                                                   -------------
                       HONG KONG -- 2.8%
                       ASM Pacific Technology, Ltd. (Industrial & Commercial)......        2,000          9,180
                       Bank of East Asia, Ltd. (Finance)...........................       54,902        168,712
                       BOC Hong Kong Holdings, Ltd. (Finance)......................      104,500        197,512
                       Cathay Pacific Airways, Ltd. (Information &
                         Entertainment)............................................       40,000         73,288
                       Cheung Kong Holdings, Ltd. (Real Estate)....................       59,000        548,088
                       Cheung Kong Infrastructure Holdings, Ltd. (Industrial &
                         Commercial)...............................................       22,000         54,735
                       China Petroleum & Chemical Corp. (Energy)...................    1,744,000        695,134
                       China Shipping Development Co., Ltd. (Industrial &
                         Commercial)...............................................      134,000         93,899
                       China Southern Airlines Co., Ltd. (Information &
                         Entertainment)+...........................................      122,000         54,902
                       China Telecom Corp. (Information Technology)................      834,000        308,293
                       CLP Holdings, Ltd. (Energy).................................       69,200        333,655

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       Hang Lung Properties, Ltd. (Real Estate)....................       48,000   $     73,134
                       Hang Seng Bank, Ltd. (Finance)..............................       27,700        373,963
                       Henderson Land Development Co., Ltd. (Real Estate)..........       27,000        137,126
                       Hong Kong & China Gas Co., Ltd. (Utilities).................      151,754        250,728
                       Hong Kong Electric Holdings, Ltd. (Energy)..................       54,000        218,708
                       Hong Kong Exchanges & Clearing, Ltd. (Finance)..............       40,000         99,775
                       Hopewell Holdings Ltd. (Industrial & Commercial)............       13,000         23,401
                       Huaneng Power International, Inc. (Energy)..................      158,000        262,064
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)...........       86,500        720,138
                       Hysan Development Co., Ltd. (Real Estate)...................       10,000         19,287
                       Jiangsu Expressway (Industrial & Commercial)................      126,000         61,562
                       Johnson Electric Holdings, Ltd. (Information Technology)....       57,800         75,803
                       Li & Fung, Ltd. (Consumer Discretionary)....................       64,000        116,027
                       MTR Corp., Ltd. (Industrial & Commercial)...................       53,857         84,135
                       New World Development Co., Ltd. (Real Estate)...............       53,589         58,567
                       PCCW, Ltd. (Information Technology)+........................      123,130         97,364
                       PetroChina Co., Ltd. (Energy)...............................    1,828,000        904,892
                       Shangri-La Asia, Ltd. (Information & Entertainment).........       39,127         39,995
                       Sino Land Co., Ltd. (Real Estate)...........................       38,411         26,669
                       Sinotrans, Ltd., Class H (Industrial & Commercial)..........      186,000         81,909
                       South China Morning Post Holdings, Ltd. (Information &
                         Entertainment)............................................       14,000          6,840
                       Sun Hung Kai Properties, Ltd. (Real Estate).................       52,000        501,447
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......       37,000        255,706
                       Techtronic Industries Co., Ltd. (Industrial & Commercial)...       17,000         46,995
                       Television Broadcasting, Ltd. (Information &
                         Entertainment)............................................        6,000         30,395
                       Wharf Holdings, Ltd. (Industrial & Commercial)..............       48,742        154,170
                       Yanzhou Coal Mining, Ltd. (Energy)..........................      106,000         94,722
                       Yizheng Chemical Fibre (Materials)..........................      146,000         33,602
                       Zhejiang Expressway (Industrial & Commercial)...............      149,000         95,789
                                                                                                   -------------
                                                                                                      7,482,311
                                                                                                   -------------
                       INDIA -- 1.0%
                       Bajaj Auto, Ltd. (Consumer Discretionary)...................        2,700         59,442
                       Dr. Reddy's Laboratories, Ltd. (Healthcare).................        3,800        117,402
                       GAIL India, Ltd. (Utilities)................................       15,800         76,863
                       Grasim Industries, Ltd. (Industrial & Commercial)...........        1,500         36,814
                       HDFC Bank, Ltd. (Finance)...................................        7,400         56,315
                       Hero Honda Motors, Ltd. (Consumer Discretionary)............        6,000         59,907
                       Hindalco Industries, Ltd. (Materials).......................        4,000        102,709
                       Hindustan Lever, Ltd. (Consumer Staples)....................       50,800        211,690
                       Hindustan Petroleum Corp., Ltd. (Energy)....................        7,200         70,895
                       Housing Development Finance Corp., Ltd. (Finance)...........       10,100        144,894
                       I-Flex Solutions, Ltd. (Information Technology).............        1,600         21,618
                       ICICI Bank, Ltd. (Finance)..................................       23,900        155,789
                       Infosys Technologies, Ltd. (Information Technology).........        2,300        263,801
                       ITC, Ltd. (Consumer Staples)................................        5,400        121,913
                       Larsen & Toubro, Ltd. (Industrial & Commercial).............       16,300        179,752
                       Mahanagar Telephone Nigam, Ltd. GDR (Utilities).............        5,200         15,320
                       Maruti Udyog, Ltd. (Consumer Discretionary)+................        3,000         28,652
                       Ranbaxy Laboratories, Ltd. (Healthcare).....................        5,500        120,679
                       Reliance Industries, Ltd. (Materials).......................       35,100        433,645
                       Satyam Computer Services, Ltd. (Information Technology).....       12,500         87,786
                       Tata Engineering & Locomotive Co., Ltd. (Consumer
                         Discretionary)............................................        8,000         91,816
                       Tata Iron & Steel Co., Ltd. (Materials).....................       11,000         98,222
                       Wipro, Ltd. (Information Technology)........................        1,300         44,706
                                                                                                   -------------
                                                                                                      2,600,630
                                                                                                   -------------
                       IRELAND -- 0.3%
                       Allied Irish Banks, PLC (Finance)...........................       19,446        327,939
                       Bank of Ireland (Finance)...................................       22,019        312,093
                       CRH, PLC (Consumer Discretionary)...........................        7,113        149,810

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       IRELAND (continued)
                       DCC PLC (Consumer Staples)..................................        1,200   $     18,010
                       Grafton Group, PLC (Consumer Discretionary)+................        2,600         18,717
                       Independent News & Media PLC (Information &
                         Entertainment)............................................       10,300         26,940
                       Irish Life & Permanent, PLC (Finance).......................        3,400         58,015
                                                                                                   -------------
                                                                                                        911,524
                                                                                                   -------------
                       ITALY -- 1.5%
                       Alleanza Assicurazioni SpA (Finance)........................        4,514         52,174
                       Assicurazione Generali SpA (Finance)........................        6,180        167,953
                       Autogrill SpA (Information & Entertainment)+................        1,736         23,676
                       Banca Fideuram SpA (Finance)................................        2,017         12,686
                       Banca Intesa SpA (Finance)..................................        3,522         10,309
                       Banca Monte dei Paschi di Siena SpA (Finance)...............        3,734         12,115
                       Banca Nazionale del Lavoro SpA (Finance)+...................        5,192         14,356
                       Banca Popolare di Milano SpA (Finance)......................        1,390          9,522
                       Banco Popolare di Verona e Novara Scrl (Finance)............        7,478        133,840
                       Benetton Group SpA (Consumer Discretionary).................        1,455         15,947
                       Enel SpA (Energy)...........................................       28,629        206,457
                       Eni SpA (Energy)............................................       45,686        850,684
                       Fiat SpA (Consumer Discretionary)+..........................        6,481         47,706
                       Finmeccanica SpA (Industrial & Commercial)..................       66,938         57,610
                       IntesaBci SpA (Finance).....................................       70,950        276,593
                       Italcementi SpA (Materials).................................        1,377         16,790
                       Luxottica Group SpA (Healthcare)............................        1,452         24,921
                       Mediaset SpA (Information & Entertainment)..................       10,140        119,979
                       Mediobanca SpA (Finance)....................................        3,159         36,945
                       Mediolanum SpA (Finance)....................................        1,516         11,253
                       Pirelli & Co., SpA (Consumer Discretionary).................       41,446         43,723
                       Riunione Adriatica di Sicurta SpA (Finance).................        1,991         36,131
                       Sanpaolo IMI SpA (Finance)..................................       27,608        369,647
                       Seat Pagine Gialle SpA (Information & Entertainment)+.......       49,345         49,536
                       Snam Rete Gas SpA (Energy)..................................        2,937         13,096
                       Snia SpA (Healthcare).......................................        1,402            590
                       Sorin SpA (Healthcare)+.....................................        2,103          6,771
                       Telecom Italia Mobile SpA (Information Technology)..........       61,415        348,040
                       Telecom Italia RNC (Information Technology)+................       93,560        198,682
                       Telecom Italia SpA (Information Technology)+................      151,035        464,642
                       Tiscali SpA (Information Technology)+.......................          392          2,578
                       UniCredito Italiano SpA (Finance)...........................       92,684        502,155
                                                                                                   -------------
                                                                                                      4,137,107
                                                                                                   -------------
                       JAPAN -- 20.0%
                       Advantest Corp. (Information Technology)....................        1,100         91,454
                       Ajinomoto Co., Inc. (Consumer Staples)......................       24,000        268,695
                       Alps Electric Co., Ltd. (Information Technology)............        4,000         54,419
                       AMADA Co., Ltd. (Industrial & Commercial)...................        4,000         21,617
                       Asahi Breweries, Ltd. (Consumer Staples)....................       15,400        145,932
                       Asahi Glass Co., Ltd. (Consumer Discretionary)..............       46,200        412,480
                       Asahi Kasei Corp. (Materials)...............................       45,000        232,132
                       Asatsu-DK, Inc. (Industrial & Commercial)...................        1,100         26,189
                       Bellsystem 24, Inc. (Industrial & Commercial)...............          100         21,050
                       Benesse Corp. (Education)...................................        2,000         47,522
                       Bridgestone Corp. (Consumer Discretionary)..................       32,400        469,876
                       Canon, Inc. (Information Technology)........................       23,200      1,183,618
                       Casio Computer Co., Ltd. (Information Technology)...........       10,600        112,565
                       Central Japan Railway Co. (Industrial & Commercial).........           60        553,262
                       Chubu Electric Power Co., Inc. (Energy).....................        7,000        150,125
                       Chugai Pharmaceutical Co., Ltd. (Healthcare)................       15,500        244,409
                       Citizen Watch Co., Ltd. (Consumer Discretionary)............        8,000         72,408
                       Comsys Holdings Corp. (Industrial & Commercial)+............        1,000          6,453
                       CSK Corp. (Information Technology)..........................        1,600         65,605

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....       16,400   $    246,205
                       Daicel Chemical Industries, Ltd. (Materials)................        4,000         15,986
                       Daiichi Pharmaceutical Co., Ltd. (Healthcare)...............       11,400        200,654
                       Daikin Industries, Ltd. (Industrial & Commercial)...........       13,400        308,272
                       Dainippon Ink & Chemicals, Inc. (Materials).................       24,000         54,192
                       Daito Trust Construction Co., Ltd. (Real Estate)............        4,000        134,536
                       Daiwa House Industry Co., Ltd. (Consumer Discretionary).....       21,400        215,324
                       Daiwa Securities Group, Inc. (Finance)......................      135,000        948,935
                       Denki Kagaku Kogyo Kabushiki Kaisha (Materials).............       16,000         49,884
                       Denso Corp. (Consumer Discretionary)........................       26,709        514,775
                       Dowa Mining Co., Ltd. (Materials)...........................        8,000         43,762
                       East Japan Railway Co. (Industrial & Commercial)............          141        702,036
                       Ebara Corp. (Industrial & Commercial).......................       11,600         53,044
                       Eisai Co., Ltd. (Healthcare)................................       13,000        342,671
                       Fanuc, Ltd. (Information Technology)........................        6,400        410,563
                       Fast Retailing Co., Ltd. (Consumer Discretionary)...........          200         12,943
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....       15,600        529,113
                       Fuji Television Network, Inc. (Information &
                         Entertainment)............................................            9         41,240
                       Fujikura, Ltd. (Industrial & Commercial)....................        6,000         33,388
                       Fujisawa Pharmaceutical Co. (Healthcare)....................       10,000        213,992
                       Fujitsu, Ltd. (Information Technology)+.....................       46,400        294,589
                       Furukawa Electric Co., Ltd. (Industrial & Commercial).......       20,600         78,823
                       Hankyu Department Stores, Inc. (Consumer Discretionary).....        2,000         13,907
                       Hirose Electric Co., Ltd. (Information Technology)..........          900        107,648
                       Hitachi, Ltd. (Information Technology)......................       79,800        507,397
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............       40,552      1,666,599
                       Hoya Corp. (Healthcare).....................................        2,950        290,137
                       Isetan Co., Ltd. (Consumer Discretionary)...................        4,000         45,009
                       Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial &
                         Commercial)...............................................       28,000         37,564
                       Ito-Yokado Co., Ltd. (Consumer Discretionary)...............        5,600        193,642
                       Itochu Corp. (Industrial & Commercial)......................       42,000        149,993
                       Japan Airlines Systems Corp. (Information &
                         Entertainment)............................................       35,000        100,524
                       Japan Tobacco, Inc. (Consumer Staples)......................           21        148,604
                       JFE Holdings, Inc. (Materials)..............................       15,400        397,203
                       JGC Corp. (Industrial & Commercial).........................        5,000         48,939
                       JSR Corp. (Materials).......................................        5,000        106,287
                       Jusco Co., Ltd. (Consumer Discretionary)....................        5,800        197,270
                       Kajima Corp. (Industrial & Commercial)......................       36,800        130,727
                       Kaken Pharmaceutical Co., Ltd. (Healthcare).................        2,000         10,393
                       Kamigumi Co., Ltd. (Industrial & Commercial)................        1,000          6,906
                       Kaneka Corp. (Materials)....................................        9,000         69,810
                       Kansai Electric Power Co., Inc. (Utilities).................       32,600        603,059
                       Kao Corp. (Consumer Staples)................................       27,800        594,898
                       Kawasaki Heavy Industries, Ltd. (Industrial & Commercial)...       29,000         34,248
                       Kawasaki Kisen Kaisha, Ltd. (Industrial & Commercial).......        3,000         14,257
                       Keihin Electric Express Railway Co., Ltd. (Industrial &
                         Commercial)...............................................       16,000         98,710
                       Keio Teito Electric Railway Co., Ltd. (Industrial &
                         Commercial)...............................................        7,000         37,961
                       Keyence Corp. (Information Technology)......................          700        145,430
                       Kikkoman Corp. (Consumer Staples)...........................        4,000         29,099
                       Kinden Corp. (Utilities)....................................        1,000          4,818
                       Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)+...       63,500        207,577
                       Kirin Brewery Co., Ltd. (Consumer Staples)..................       38,800        332,849
                       Kokuyo Co., Ltd. (Information Technology)...................        2,000         22,013
                       Komatsu, Ltd. (Industrial & Commercial).....................       36,800        222,166
                       Konami Co., Ltd. (Information Technology)...................        3,500         96,391
                       Konica Corp. (Information & Entertainment)..................        5,000         67,315
                       Koyo Seiko Co., Ltd. (Consumer Discretionary)...............        1,000          9,637
                       Kubota Corp. (Industrial & Commercial)......................       53,000        217,318
                       Kuraray Co., Ltd. (Industrial & Commercial).................       13,000        105,380
                       Kurita Water Industries, Ltd. (Utilities)...................        3,000         37,867

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Kyocera Corp. (Information Technology)......................        4,600   $    347,244
                       Kyowa Hakko Kogyo Co., Ltd. (Healthcare)....................       16,400        102,728
                       Kyushu Electric Power Co., Inc. (Energy)....................        4,700         82,903
                       Lawson, Inc. (Consumer Discretionary).......................          100          3,505
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........          800         62,280
                       Marubeni Corp. (Consumer Discretionary).....................       44,200         85,189
                       Marui Co., Ltd. (Consumer Discretionary)....................        9,500        121,168
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)............................................       72,000      1,074,779
                       Matsushita Electric Works, Ltd. (Materials).................        4,000         36,809
                       Meiji Seika Kaisha, Ltd. (Consumer Staples).................        5,000         20,974
                       Meitec Corp. (Information Technology).......................        1,000         37,130
                       Millea Holdings, Inc. (Finance).............................           52        673,060
                       Minebea Co., Ltd. (Information Technology)..................        9,000         42,855
                       Mitsubishi Chemical Corp. (Materials).......................       63,000        166,659
                       Mitsubishi Corp. (Industrial & Commercial)..................       43,000        434,286
                       Mitsubishi Electric Corp. (Information Technology)..........       75,800        362,368
                       Mitsubishi Estate Co., Ltd. (Real Estate)...................       33,000        362,908
                       Mitsubishi Heavy Industries, Ltd. (Industrial &
                         Commercial)...............................................      122,400        359,643
                       Mitsubishi Logistics Corp. (Industrial & Commercial)........        3,000         25,651
                       Mitsubishi Rayon Co., Ltd. (Consumer Discretionary).........       17,000         60,872
                       Mitsubishi Tokyo Financial Group, Inc. (Finance)............          200      1,562,662
                       Mitsui & Co., Ltd. (Consumer Discretionary).................       43,600        331,186
                       Mitsui Fudosan Co., Ltd. (Real Estate)......................       23,000        234,465
                       Mitsui Marine & Fire Co., Ltd. (Finance)....................       96,000        790,892
                       Mitsui Mining & Smelting Co., Ltd. (Materials)..............       21,000         94,043
                       Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial).........        3,000         14,285
                       Mitsui Petrochem, Ltd. (Utilities)..........................       17,000         97,010
                       Mitsui Trust Holdings (Finance)+............................       64,518        330,377
                       Murata Manufacturing Co., Ltd. (Information Technology).....        6,300        361,888
                       Namco, Ltd. (Information & Entertainment)...................          100          2,707
                       NEC Corp. (Information Technology)..........................       41,800        324,227
                       NGK Insulators, Ltd. (Industrial & Commercial)..............       15,400        116,979
                       NGK Spark Plug Co., Ltd. (Consumer Discretionary)...........        5,000         42,515
                       Nidec Corp. (Industrial & Commercial).......................          900         89,962
                       Nikko Securities Co., Ltd. (Finance)........................       50,000        272,096
                       Nikon Corp. (Information & Entertainment)+..................        4,000         62,129
                       Nintendo Co., Ltd. (Information & Entertainment)............        4,100        404,790
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........       29,400        150,271
                       Nippon Meat Packers, Inc. (Consumer Staples)................       12,400        134,374
                       Nippon Mining Holdings, Inc. (Energy).......................       14,000         49,998
                       Nippon Mitsubishi Oil Corp. (Energy)........................       65,200        351,733
                       Nippon Sheet Glass Co., Ltd. (Industrial & Commercial)......       14,000         50,791
                       Nippon Steel Corp. (Materials)..............................      227,000        467,533
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................          313      1,434,220
                       Nippon Unipac Holding, Inc. (Materials).....................           30        152,487
                       Nippon Yusen Kabushiki Kaisha (Industrial & Commercial).....       47,000        208,701
                       Nishimatsu Construction Co., Ltd. (Industrial &
                         Commercial)...............................................        1,000          3,486
                       Nissan Chemical Industries, Ltd. (Materials)................        4,000         34,541
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............      105,500      1,125,320
                       Nisshin Seifun Group, Inc. (Consumer Staples)...............        4,000         35,637
                       Nisshinbo Industries, Inc. (Consumer Discretionary).........        2,000         11,167
                       Nissin Food Products Co., Ltd. (Consumer Staples)...........        2,600         63,744
                       Nitto Denko Corp. (Information Technology)..................        5,300        279,909
                       Nomura Securities Co., Ltd. (Finance).......................       81,000      1,325,448
                       NSK, Ltd. (Industrial & Commercial).........................       25,000        107,468
                       NTN Corp. (Industrial & Commercial).........................       13,000         63,621
                       NTT Data Corp. (Information Technology).....................           42        161,500
                       NTT DoCoMo, Inc. (Information Technology)...................          284        614,446
                       Obayashi Corp. (Consumer Discretionary).....................       21,000         95,035
                       Oji Paper Co., Ltd. (Materials).............................       38,800        247,071

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Oki Electric Industry Co., Ltd. (Information Technology)+...       19,000   $     87,061
                       Olympus Optical Co., Ltd. (Information Technology)..........        5,000        104,634
                       Omron Corp. (Information Technology)........................        7,000        150,787
                       Onward Kashiyama Co., Ltd. (Consumer Discretionary).........        3,000         39,057
                       Oracle Corp. Japan (Information Technology).................        1,500         82,479
                       Oriental Land Co., Ltd. (Information & Entertainment).......        2,800        175,918
                       Osaka Gas Co., Ltd. (Utilities).............................       94,200        279,454
                       Pioneer Corp. (Information & Entertainment).................        5,951        175,418
                       Ricoh Co., Ltd. (Information Technology)....................       17,000        328,452
                       Rohm Co., Ltd. (Information Technology).....................        1,900        239,643
                       Sanden Corp. (Consumer Discretionary).......................        1,000          6,047
                       Sankyo Co., Ltd. (Healthcare)...............................       24,500        493,032
                       Sanyo Electric Co., Ltd. (Information Technology)...........       58,000        322,207
                       Sapporo Breweries, Ltd. (Consumer Staples)..................        1,000          2,976
                       SECOM Co., Ltd. (Industrial & Commercial)...................        5,500        214,606
                       Sekisui Chemical Co., Ltd. (Consumer Discretionary).........       11,000         54,457
                       Sekisui House, Ltd. (Consumer Discretionary)................       25,400        249,572
                       Seven-Eleven Japan Co., Ltd. (Consumer Discretionary).......        3,000         90,132
                       Sharp Corp. (Information Technology)........................       35,800        643,991
                       Shimamura Co., Ltd. (Consumer Discretionary)................          400         26,832
                       Shimano, Inc. (Information & Entertainment).................        4,400         88,545
                       Shimizu Corp. (Consumer Discretionary)......................       27,000        115,301
                       Shin-Etsu Chemical Co., Ltd. (Materials)....................       11,348        464,234
                       Shionogi & Co., Ltd. (Healthcare)...........................       16,000        275,724
                       Shiseido Co., Ltd. (Consumer Staples).......................       11,600        137,979
                       Showa Denko K.K. (Materials)................................        3,000          6,576
                       Showa Shell Sekiyu K.K. (Energy)............................        8,000         62,431
                       Skylark Co., Ltd. (Information & Entertainment).............        2,000         32,311
                       SMC Corp. (Industrial & Commercial).........................        2,200        249,421
                       Softbank Corp. (Information Technology).....................        8,800        311,777
                       Sompo Japan Insurance, Inc. (Finance).......................       35,000        270,821
                       Sony Corp. (Information & Entertainment)....................       27,147      1,090,035
                       Stanley Electric Co., Ltd. (Information Technology).........        2,000         37,300
                       Sumitomo Bakelite Co., Ltd. (Materials).....................        4,000         24,791
                       Sumitomo Chemical Co., Ltd. (Materials).....................       51,400        213,185
                       Sumitomo Corp. (Industrial & Commercial)....................       27,400        202,953
                       Sumitomo Electric Industries, Ltd. (Industrial &
                         Commercial)...............................................       20,200        177,104
                       Sumitomo Metal Industries, Ltd. (Materials).................       13,000         12,405
                       Sumitomo Metal Mining Co., Ltd. (Materials).................       20,400        137,420
                       Sumitomo Realty & Development Co., Ltd. (Real Estate).......        1,000          9,835
                       Sumitomo Trust & Banking Co., Ltd. (Finance)................       65,000        354,953
                       Taiheiyo Cement Corp. (Materials)...........................        3,000          8,021
                       Taisei Corp. (Consumer Discretionary).......................        3,000         11,111
                       Taisho Pharmaceutical Co., Ltd. (Healthcare)................       15,600        273,695
                       Taiyo Yuden Co., Ltd. (Information Technology)..............        3,000         45,236
                       Takara Holdings, Inc. (Consumer Staples)....................        4,000         35,599
                       Takashimaya Co., Ltd. (Consumer Discretionary)..............        4,000         32,198
                       Takeda Chemical Industries, Ltd. (Healthcare)...............       45,000      1,870,660
                       TDK Corp. (Information Technology)..........................        3,100        222,590
                       Teijin, Ltd. (Consumer Discretionary).......................       33,800        100,271
                       Teikoku Oil Co., Ltd. (Energy)..............................        4,000         19,349
                       Terumo Corp. (Healthcare)...................................        7,800        165,072
                       THK Co., Ltd. (Industrial & Commercial).....................          600         11,507
                       TIS, Inc. (Industrial & Commercial).........................          802         28,111
                       Tobu Railway Co., Ltd. (Industrial & Commercial)............       34,200        126,661
                       Toho Co., Ltd. (Information & Entertainment)................        2,700         36,554
                       Tohoku Electric Power Co., Inc. (Energy)....................       19,000        328,499
                       Tokyo Broadcasting System, Inc. (Information &
                         Entertainment)............................................        2,000         31,008
                       Tokyo Corp. (Industrial & Commercial).......................       37,000        189,815
                       Tokyo Electric Power Co., Inc. (Energy).....................       47,600      1,079,314

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Tokyo Electron, Ltd. (Information Technology)...............        2,600   $    184,477
                       Tokyo Gas Co., Ltd. (Utilities).............................       99,400        387,852
                       TonenGeneral Sekiyu K.K. (Energy)...........................        4,000         32,160
                       Toppan Printing Co., Ltd. (Industrial & Commercial).........       15,200        169,455
                       Toray Industries, Inc. (Consumer Discretionary).............       44,100        173,325
                       Toshiba Corp. (Information Technology)......................       84,000        353,952
                       Tosoh Corp. (Materials).....................................       18,000         61,902
                       Tostem Inax Holding Corp. (Consumer Discretionary)..........        7,000        136,237
                       Toto, Ltd. (Consumer Discretionary).........................       16,200        131,779
                       Toyo Seikan Kaisha, Ltd. (Materials)........................        4,000         52,794
                       Toyobo Co., Ltd. (Consumer Discretionary)...................        3,000          6,944
                       Toyoda Gosei Co., Ltd. (Consumer Discretionary).............          600         15,844
                       Toyota Industries Corp. (Industrial & Commercial)...........        3,850         82,205
                       Toyota Motor Corp. (Consumer Discretionary).................      110,300      3,605,631
                       Trend Micro, Inc. (Information Technology)+.................        1,000         28,202
                       UFJ Holdings, Inc. (Finance)+...............................          113        491,095
                       Uni-Charm Corp. (Consumer Staples)..........................        1,300         61,902
                       UNY Co., Ltd. (Consumer Discretionary)......................        2,000         22,448
                       Wacoal Corp. (Consumer Discretionary).......................        3,000         26,331
                       West Japan Railway Co. (Industrial & Commercial)............           14         55,950
                       World Co., Ltd. (Consumer Discretionary)....................        1,200         36,053
                       Yakult Honsha Co., Ltd. (Consumer Staples)..................        3,000         47,503
                       Yamada Denki Co., Ltd. (Consumer Discretionary).............          200          6,311
                       Yamaha Corp. (Information & Entertainment)..................        5,000         94,950
                       Yamaha Motor Co. (Consumer Discretionary)...................        2,000         24,073
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............       19,700        625,367
                       Yamato Transport Co., Ltd. (Industrial & Commercial)........        9,000        113,940
                       Yamazaki Baking Co., Ltd. (Consumer Staples)................        3,000         23,582
                       Yokogawa Electric Corp. (Information Technology)............        2,000         29,874
                                                                                                   -------------
                                                                                                     53,237,280
                                                                                                   -------------
                       LUXEMBOURG -- 0.1%
                       Arcelor (Materials).........................................       11,455        203,178
                                                                                                   -------------
                       NETHERLANDS -- 4.2%
                       ABN AMRO Holding NV (Finance)...............................       52,480      1,260,216
                       Aegon NV (Finance)..........................................       54,397        825,213
                       Akzo Nobel NV (Materials)...................................        8,484        347,649
                       DSM NV (Materials)..........................................        1,553         72,341
                       Euronext NV (Finance).......................................        3,052         78,876
                       European Aeronautic Defense and Space Co. NV (Industrial &
                         Commercial)...............................................        9,414        204,721
                       Hagemeyer NV (Industrial & Commercial)......................        2,541          5,444
                       Heineken NV (Consumer Staples)..............................       12,355        478,110
                       ING Groep NV (Finance)......................................       41,080      1,025,862
                       Koninklijke KPN NV (Information Technology)+................       47,478        391,466
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................       34,096      1,028,965
                       Oce NV (Industrial & Commercial)............................          611         10,996
                       Reed Elsevier NV (Information & Entertainment)..............       15,658        199,701
                       Royal Dutch Petroleum Co. NV (Energy).......................       74,062      3,504,360
                       TPG NV (Industrial & Commercial)............................       18,503        427,494
                       Unilever NV (Consumer Staples)..............................       12,032        812,234
                       Vedior NV (Industrial & Commercial).........................        6,231        106,322
                       VNU NV (Information & Entertainment)........................        6,177        195,799
                       Wolters Kluwer NV (Information & Entertainment).............        8,084        138,544
                                                                                                   -------------
                                                                                                     11,114,313
                                                                                                   -------------
                       NEW ZEALAND -- 0.0%
                       Carter Holt Harvey, Ltd. (Materials)........................       46,988         60,527
                                                                                                   -------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       NORWAY -- 0.3%
                       Den Norske Bank ASA (Finance)...............................        8,548   $     51,312
                       Norsk Hydro ASA, Class B (Industrial & Commercial)..........        5,067        315,360
                       Norske Skogindustrier ASA, Class A (Materials)..............        3,800         71,249
                       Orkla ASA (Consumer Staples)................................        5,900        128,711
                       Statoil ASA (Utilities).....................................        8,300         91,126
                       Tanderg ASA (Information Technology)+.......................          600          5,411
                       Tomra Systems ASA (Industrial & Commercial).................        4,008         25,602
                                                                                                   -------------
                                                                                                        688,771
                                                                                                   -------------
                       PORTUGAL -- 0.2%
                       Banco Comercial Portugues SA (Finance)......................       33,664         73,794
                       Electricidade de Portugal SA (Energy).......................       14,706         39,197
                       Portugal Telecom SGPS, SA (Information Technology)..........       28,606        295,719
                       PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS
                         SA (Information Technology)+..............................          843         18,238
                                                                                                   -------------
                                                                                                        426,948
                                                                                                   -------------
                       RUSSIA -- 1.1%
                       AO Mosenergo ADR (Utilities)................................       17,500        130,375
                       Gazprom ADR (Utilities).....................................        3,300         96,360
                       LUKOIL ADR (Energy).........................................        5,500        567,050
                       MMC Norilsk Nickel (Materials)..............................        7,700        558,250
                       RAO Unified Energy Systems ADR (Energy).....................       28,500        874,950
                       Rostelecom ADR (Information Technology).....................        4,805         62,561
                       Surgutneftegaz ADR (Energy).................................       14,900        440,742
                       Vimpel-Communications ADR (Information Technology)+.........        1,200         90,468
                       YUKOS Corp. ADR (Energy)....................................        6,107        252,219
                                                                                                   -------------
                                                                                                      3,072,975
                                                                                                   -------------
                       SINGAPORE -- 0.3%
                       City Developments, Ltd. (Real Estate).......................        4,977         19,690
                       ComfortDelgro Corp., Ltd. (Information & Entertainment).....       23,465         12,678
                       Creative Technology, Ltd. (Information Technology)..........          503          5,821
                       DBS Group Holdings, Ltd. (Finance)..........................       13,929        126,661
                       Oversea-Chinese Banking Corp., Ltd. (Finance)...............       12,444         91,848
                       Overseas Union Enterprise, Ltd. (Information &
                         Entertainment)............................................        3,735         15,438
                       SembCorp Industries, Ltd. (Industrial & Commercial).........       21,969         16,994
                       Singapore Exchange, Ltd. (Finance)..........................       21,997         22,990
                       Singapore Press Holdings, Ltd. (Information &
                         Entertainment)............................................        6,632         74,405
                       Singapore Technologies Engineering, Ltd. (Industrial &
                         Commercial)...............................................       41,472         51,670
                       Singapore Telecommunications, Ltd. (Information
                         Technology)...............................................      108,592        128,242
                       United Overseas Bank, Ltd. (Finance)........................       13,044        107,830
                       United Overseas Land, Ltd. (Information & Entertainment)....       16,704         19,727
                       Venture Corp., Ltd. (Information Technology)................        2,506         32,554
                                                                                                   -------------
                                                                                                        726,548
                                                                                                   -------------
                       SPAIN -- 4.9%
                       Acciona SA (Consumer Staples)...............................        3,188        197,619
                       Acerinox SA (Materials).....................................        2,334        104,158
                       ACS, Actividades de Construccion y Servicios SA (Industrial
                         & Commercial).............................................       11,358        560,622
                       Altadis SA (Consumer Staples)...............................       21,736        634,843
                       Amadeus Global Travel Distribution SA (Industrial &
                         Commercial)...............................................       20,036        134,756
                       Antena 3 Television SA (Information & Entertainment)+.......          617         30,431
                       Autopistas, Concesionaria Espanola SA (Industrial &
                         Commercial)...............................................       20,248        305,149
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................      115,465      1,540,224
                       Banco Popular Espanol SA (Finance)..........................        2,095        127,074
                       Banco Santander Central Hispano SA (Finance)................      143,035      1,646,108
                       Endesa SA (Energy)..........................................       32,751        613,910
                       Fomento de Construcciones y Contratas SA (Industrial &
                         Commercial)...............................................        8,104        302,907
                       Gas Natural SDG, SA (Utilities).............................       50,331      1,170,372
                       Grupo Ferrovial SA (Industrial & Commercial)................        7,184        257,604

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       SPAIN (continued)
                       Iberdrola SA (Energy).......................................       28,335   $    544,544
                       Iberia Lineas Aereas de Espana (Information &
                         Entertainment)............................................       80,521        267,771
                       Indra Sistemas SA (Information Technology)..................          995         13,384
                       Repsol YPF, SA (Energy).....................................       41,780        848,203
                       Sociedad General de Aguas de Barcelona SA (Utilities).......        7,569        113,692
                       Telefonica SA (Information Technology)......................      209,934      3,273,641
                       Union Fenosa SA (Energy)....................................        7,310        139,483
                       Vallehermoso SA (Real Estate)...............................       11,226        172,678
                                                                                                   -------------
                                                                                                     12,999,173
                                                                                                   -------------
                       SWEDEN -- 2.3%
                       Alfa Laval AB (Industrial & Commercial).....................          800         11,923
                       Assa Abloy AB (Consumer Staples)............................       10,073        128,392
                       Atlas Copco AB, Class A (Industrial & Commercial)...........        9,085        341,882
                       Atlas Copco AB, Class B (Industrial & Commercial)...........        4,885        169,005
                       Electrolux AB, Class B (Consumer Discretionary).............       13,900        321,534
                       Eniro AB (Information & Entertainment)......................        4,600         46,534
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......       11,100        270,987
                       Holmen AB, Class B (Materials)..............................        3,300        110,163
                       Modern Times Group AB (Information & Entertainment)+........        1,400         28,891
                       Nordea AB (Finance).........................................       81,626        583,515
                       Sandvik AB (Industrial & Commercial)........................       17,804        599,150
                       SAS AB (Information & Entertainment)+.......................        2,878         28,338
                       Securitas AB, Class B (Industrial & Commercial).............       17,444        231,755
                       Skandia Forsakrings AB (Finance)............................       42,569        181,438
                       Skandinaviska Enskilda Banken AB (Finance)..................       12,277        177,184
                       Skanska AB, Class B (Industrial & Commercial)...............       31,663        269,054
                       SKF AB, Class B (Materials).................................        5,763        216,093
                       SSAB Svenskt Stal AB, Class A (Materials)...................        4,400         75,371
                       Svenska Cellulosa AB, Class B (Materials)...................        6,727        263,128
                       Svenska Handelsbanken AB, Series A (Finance)................       24,810        480,204
                       Swedish Match AB (Consumer Staples).........................        8,700         83,902
                       Tele2 AB, Class B (Information Technology)+.................        2,400        132,074
                       Telefonaktiebolaget LM Ericsson ADR (Information
                         Technology)+..............................................      161,864        360,231
                       Telia AB (Information Technology)...........................       78,789        398,515
                       Volvo AB, Class A (Consumer Discretionary)..................        4,369        135,537
                       Volvo AB, Class B (Consumer Discretionary)..................       14,815        480,578
                       WM-data AB, Class B (Information Technology)+...............        7,175         17,033
                                                                                                   -------------
                                                                                                      6,142,411
                                                                                                   -------------
                       SWITZERLAND -- 6.3%
                       ABB, Ltd. (Industrial & Commercial)+........................       29,407        168,627
                       Adecco SA (Industrial & Commercial).........................        3,790        197,161
                       Ciba Specialty Chemicals AG (Materials)+....................        2,500        189,222
                       Clariant AG (Materials)+....................................        4,700         77,269
                       Compagnie Financiere Richemont AG (Consumer
                         Discretionary)............................................       11,165        278,881
                       Credit Suisse Group (Finance)...............................       40,124      1,515,286
                       Geberit AG (Industrial & Commercial)........................           50         26,964
                       Givaudan SA (Materials).....................................          334        174,282
                       Holcim Ltd. (Materials).....................................        5,290        271,411
                       Kudelski SA (Information Technology)+.......................          322         10,933
                       Logitech International (Information Technology)+............          857         42,064
                       Lonza Group AG (Materials)..................................        1,458         75,268
                       Nestle SA (Consumer Staples)................................       10,532      2,777,082
                       Novartis AG (Healthcare)....................................       67,742      3,047,879
                       Roche Holding AG -- Bearer (Healthcare).....................        1,089        156,980
                       Roche Holding AG -- Genusschein (Healthcare)................       20,140      2,039,433
                       Serono SA (Healthcare)......................................          300        230,403
                       SGS Societe Generale de Surveillance Holding SA, Series B
                         (Industrial & Commercial).................................          318        191,947
                       Sulzer AG (Industrial & Commercial).........................           31          8,125

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       SWITZERLAND (continued)
                       Swatch Group AG, Bearer Shares (Consumer Discretionary).....        1,111   $    149,122
                       Swatch Group AG (Consumer Discretionary)....................        1,084         29,056
                       Swiss Reinsurance (Finance).................................        6,038        438,787
                       Swisscom AG (Information Technology)........................          858        288,589
                       Syngenta AG (Materials).....................................        3,883        266,145
                       UBS AG (Finance)............................................       47,916      3,434,532
                       Valora Holding AG (Consumer Discretionary)..................           90         23,195
                       Zurich Financial Services AG (Finance)+.....................        4,250        616,859
                                                                                                   -------------
                                                                                                     16,725,502
                                                                                                   -------------
                       THAILAND -- 1.5%
                       Advance Agro PCL (Materials)+...............................          660            377
                       Advanced Info Service PCL (Information Technology)..........      196,100        404,793
                       Bangkok Bank PCL (Finance)+.................................      226,800        559,500
                       Bec World PCL (Information & Entertainment).................      197,000         95,689
                       Charoen Pokphand Foods PCL (Consumer Staples)...............      491,738         37,595
                       CMIC Finance & Security PCL (Finance)+(1)...................        6,700              0
                       Delta Electronics thai PCL (Information Technology).........       69,700         40,854
                       Electricity Generating PCL (Utilities)......................       37,764         74,104
                       Finance One PCL (Finance)+(1)...............................       37,700              0
                       General Finance & Securities PCL (Finance)+(1)..............        7,650              0
                       Hana Microelectronics Co., Ltd. (Information Technology)....        8,408         32,141
                       Land & House PCL (Consumer Discretionary)...................      384,406        111,677
                       Land & House PCL Foreign Registered (Consumer
                         Discretionary)............................................      287,326         89,332
                       National Finance PCL (Finance)..............................      141,000         53,540
                       PTT Exploration and Production PCL (Energy).................       22,687        138,758
                       PTT PCL (Energy)............................................      163,500        666,667
                       Sahavirya Steel Industries PCL (Materials)+.................       92,900         75,759
                       Shin Corp. PCL (Information Technology).....................      254,300        233,303
                       Siam Cement PCL (Industrial & Commercial)...................      105,147        682,851
                       Siam City Cement PCL (Materials)............................       22,000        114,373
                       Siam Commercial Bank (Finance)+.............................      163,152        194,465
                       Kasikornbank Bank PCL (Finance)+............................      312,025        435,752
                       Tisco Finance PCL (Finance)+................................       84,600         45,275
                       Univest Land PCL (Real Estate)+(1)..........................       22,500              0
                                                                                                   -------------
                                                                                                      4,086,805
                                                                                                   -------------
                       UNITED KINGDOM -- 18.1%
                       Aegis Group, PLC (Information & Entertainment)..............       29,446         58,185
                       AMEC, PLC (Industrial & Commercial).........................        8,428         41,903
                       Amersham, PLC (Healthcare)..................................       22,374        322,313
                       AstraZeneca, PLC (Healthcare)...............................       44,582      2,112,633
                       Aviva, PLC (Finance)........................................       20,108        187,681
                       BAA, PLC (Industrial & Commercial)..........................       37,229        349,008
                       BAE Systems, PLC (Industrial & Commercial)..................      218,419        654,355
                       Barclays, PLC (Finance).....................................      124,239      1,120,006
                       Barratt Developments, PLC (Consumer Discretionary)..........        6,201         57,596
                       Berkeley Group, PLC (Consumer Discretionary)................          632          9,783
                       BG Group, PLC (Energy)......................................      102,929        518,779
                       BHP Billiton, PLC (Materials)...............................       76,363        627,911
                       BICC, PLC (Industrial & Commercial).........................        5,176         21,705
                       BOC Group, PLC (Materials)..................................       15,846        255,400
                       Boots Group, PLC (Consumer Discretionary)...................       13,098        166,263
                       BP, PLC (Energy)............................................      715,882      5,583,366
                       BPB, PLC (Materials)........................................       12,797         86,698
                       Brambles Industries, PLC (Industrial & Commercial)..........       32,655        123,849
                       British Airways, PLC (Information & Entertainment)+.........       71,509        397,208
                       British American Tobacco, PLC (Consumer Staples)............       37,166        517,803
                       British Sky Broadcasting Group, PLC (Information &
                         Entertainment)+...........................................       39,071        527,978
                       BT Group, PLC (Information Technology)......................      219,016        701,017
                       Bunzl, PLC (Industrial & Commercial)........................       12,748        100,992

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Cable & Wireless, PLC (Information Technology)..............       54,293   $    142,879
                       Cadbury Schweppes, PLC (Consumer Staples)...................       45,225        331,308
                       Capita Group, PLC (Industrial & Commercial).................       37,341        174,434
                       Carlton Communications, PLC (Information & Entertainment)...       17,237         88,368
                       Carnival, PLC (Information & Entertainment).................        4,521        206,582
                       Centrica, PLC (Utilities)...................................       59,250        219,858
                       Cobham, PLC (Industrial & Commercial).......................        1,401         30,669
                       Compass Group, PLC (Consumer Staples).......................       57,011        382,348
                       Daily Mail & General Trust (Information & Entertainment)....        8,301        105,068
                       Davis Service Group, PLC (Industrial & Commercial)..........        3,043         20,616
                       De La Rue, PLC (Industrial & Commercial)....................       18,241        101,655
                       Diageo, PLC (Consumer Staples)..............................       85,649      1,123,083
                       Dixons Group, PLC (Consumer Discretionary)..................       59,630        159,639
                       Electrocomponents, PLC (Information Technology).............        9,075         58,796
                       EMAP, PLC (Information & Entertainment).....................        7,008        115,505
                       EMI Group, PLC (Information & Entertainment)................       21,205         83,030
                       Enterprise Inns, PLC (Information & Entertainment)..........        9,576         91,036
                       FKI, PLC (Industrial & Commercial)..........................        6,196         12,864
                       Friends Provident, PLC (Finance)............................       20,497         52,821
                       George Wimpey, PLC (Consumer Discretionary).................        8,587         56,064
                       GKN, PLC (Consumer Discretionary)...........................       22,074        103,618
                       GlaxoSmithKline, PLC (Healthcare)...........................      150,881      3,242,454
                       Granada (Information & Entertainment)(1)....................        5,526         10,064
                       Granada, PLC (Information & Entertainment)..................       76,480        195,696
                       GUS, PLC (Consumer Discretionary)...........................       37,572        497,800
                       Hanson, PLC (Industrial & Commercial).......................       23,141        171,949
                       Hays, PLC (Industrial & Commercial).........................       89,746        216,565
                       HBOS, PLC (Finance).........................................       71,988        953,129
                       HHG, PLC (Finance)+.........................................       33,492         27,582
                       Hilton Group, PLC (Information & Entertainment).............       43,369        179,490
                       HSBC Holdings, PLC (Finance)................................      282,759      4,356,564
                       IMI, PLC (Industrial & Commercial)..........................        9,779         61,665
                       Imperial Chemical Industries, PLC (Materials)...............       37,707        148,846
                       Imperial Tobacco Group, PLC (Consumer Staples)..............       15,702        309,414
                       Intercontinental Hotel Group, PLC (Real Estate).............       20,412        200,741
                       Invensys, PLC (Industrial & Commercial)+....................       42,376         16,978
                       J Sainsbury, PLC (Consumer Discretionary)...................       30,647        156,001
                       Johnson Matthey, PLC (Multi-industry).......................        7,535        126,935
                       Kesa Electricals, PLC (Consumer Discretionary)..............        8,162         38,536
                       Kidde, PLC (Industrial & Commercial)........................       16,107         29,187
                       Kingfisher, PLC (Consumer Discretionary)....................       35,712        180,645
                       Legal & General Group, PLC (Finance)........................      139,403        251,342
                       Lloyds TSB Group, PLC (Finance).............................      106,149        889,265
                       Logica, PLC (Information Technology)........................       16,240         85,180
                       Marks & Spencer Group, PLC (Consumer Discretionary).........       78,185        385,166
                       MFI Furniture Group, PLC (Consumer Discretionary)...........        5,150         12,849
                       Misys, PLC (Information Technology).........................       12,299         50,510
                       Mitchells & Butlers, PLC (Information & Entertainment)......       20,065         82,860
                       National Grid Group, PLC (Utilities)........................       90,114        643,333
                       Ocean Group, PLC (Information Technology)...................        9,512        130,098
                       Pearson, PLC (Information & Entertainment)..................       21,186        237,484
                       Peninsular & Oriental Steam Navigation Co. (Industrial &
                         Commercial)...............................................       20,229         88,695
                       Persimmon, PLC (Consumer Discretionary).....................        5,386         52,282
                       Pilkington, PLC (Materials).................................       17,946         32,765
                       Prudential, PLC (Finance)...................................       42,872        375,557
                       Rank Group, PLC (Information & Entertainment)...............       17,801        102,120
                       Reckitt & Colman, PLC (Consumer Staples)....................       28,704        670,697
                       Reed International, PLC (Information & Entertainment).......       33,018        283,223
                       Rentokil Initial, PLC (Industrial & Commercial).............      101,764        363,252
                       Reuters Group, PLC (Information & Entertainment)............       39,599        230,776

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Rexam, PLC (Materials)......................................       15,102   $    118,266
                       Rio Tinto, PLC (Materials)..................................       33,717        896,518
                       RMC Group, PLC (Materials)..................................        7,259         93,202
                       Rolls-Royce Group, PLC (Industrial & Commercial)............      103,313        347,143
                       Royal & Sun Alliance Insurance Group, PLC (Finance).........       12,827         22,192
                       Royal Bank of Scotland Group, PLC (Finance).................       53,129      1,567,487
                       Sage Group, PLC (Information Technology)....................       25,294         90,058
                       Scottish and Southern Energy, PLC (Energy)..................       23,260        271,111
                       Scottish Power, PLC (Energy)................................       50,973        330,482
                       Securicor, PLC (Industrial & Commercial)....................        7,143         14,570
                       Serco Group, PLC (Industrial & Commercial)..................       24,848         82,813
                       Severn Trent Water, PLC (Utilities).........................       13,927        178,942
                       Shell Transport & Trading Co., PLC (Energy).................      307,460      2,027,003
                       Smith & Nephew, PLC (Healthcare)............................       13,737        119,835
                       Smiths Industries, PLC (Industrial & Commercial)............       12,665        147,619
                       Taylor Woodrow, PLC (Consumer Discretionary)................       12,967         57,268
                       Tesco, PLC (Consumer Staples)...............................      112,360        488,042
                       Tomkins, PLC (Industrial & Commercial)......................       11,807         55,370
                       Unilever, PLC (Consumer Staples)............................       72,288        696,762
                       United Business Media, PLC (Information & Entertainment)....        9,108         91,231
                       Vodafone Group, PLC (Information Technology)@...............    2,069,651      5,182,712
                       Whitbread, PLC (Information & Entertainment)................        9,872        131,515
                       William Hill, PLC (Information & Entertainment).............       15,067        121,834
                       Wolseley, PLC (Industrial & Commercial).....................       23,398        325,772
                       WPP Group, PLC (Industrial & Commercial)....................       32,814        362,449
                       Yell Group, PLC (Information & Entertainment)...............       12,168         70,913
                       Yorkshire Water, PLC (Industrial & Commercial)..............       15,744        125,587
                                                                                                   -------------
                                                                                                     48,307,064
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $206,385,454)......................                 233,091,147
                                                                                                   -------------

                       PREFERRED STOCK -- 0.4%
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       News Corp., Ltd. (Information & Entertainment)..............       50,853        402,128
                                                                                                   -------------
                       GERMANY -- 0.2%
                       Henkel KGaA (Consumer Staples)..............................          935         76,231
                       Porsche AG (Consumer Discretionary).........................          438        249,852
                       ProSieben SAT.1 Media AG (Information & Entertainment)......        3,324         69,222
                       RWE AG (Utilities)..........................................          159          5,600
                       Volkswagen AG (Consumer Discretionary)......................        4,292        146,632
                                                                                                   -------------
                                                                                                        547,537
                                                                                                   -------------
                       SWITZERLAND -- 0.0%
                       Schindler Holdings Ag (Industrial & Commercial)+............          110         27,869
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $896,350).......................                     977,534
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $207,281,804).............                 234,068,681
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 9.3%                                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.40%, dated 01/30/04 to be repurchased
                         02/02/04 in the amount of $24,708,824 and collateralized
                         by $23,305,000 of United States Treasury Bonds, bearing
                         interest at 5.50% due 08/15/28 having an approximate value
                         of $25,204,684@ (cost $24,708,000)........................  $24,708,000   $ 24,708,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $231,989,804; Note 3)                    97.2%                       258,776,681
                       Other assets less liabilities --                  2.8                          7,480,252
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $266,256,933
                                                                       ======                      =============

              -----------------------------
               +  Non-Income producing security
              ADR -- American Depositary Receipt
              (1) Fair valued security; see Note 2
               @ The security or a portion thereof represents collateral for the following open futures contracts

              See Notes to Financial Statements

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                    UNREALIZED
                 NUMBER OF                            EXPIRATION   VALUE AT      VALUE AS OF      APPRECIATION/
                 CONTRACTS             DESCRIPTION       DATE     TRADE DATE   JANUARY 31, 2004   (DEPRECIATION)
                ------------------------------------------------------------------------------------------------
                203   Long   CAC40 10 Euro Future...  March 2004  $8,869,035      $9,206,083        $337,048
                  9   Long   DJ Euro Stoxx 50.......  March 2004    327,797          318,874          (8,923)
                 91   Long   FTSE 100 Index Future..  March 2004  7,228,721        7,246,870          18,149
                 23   Long   DAX Index Future.......  March 2004  2,813,470        2,913,722         100,252
                 93   Long   Topix Index Future.....  March 2004  8,783,822        9,216,531         432,709
                                                                                                    ---------
                                                                                                    $879,235
                                                                                                    =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                             CONTRACT           DELIVERY            IN           GROSS UNREALIZED
                            TO DELIVER            DATE         EXCHANGE FOR        APPRECIATION
                       --------------------------------------------------------------------------
                       *USD       39,140,445    3/18/2004   EUR     32,023,541     $  690,973
                       *EUR        7,787,000    3/18/2004   USD      9,858,586        172,985
                       *USD       11,265,097    3/18/2004   GBP      6,507,743        540,947
                       *USD        9,676,380    3/18/2004   JPY  1,034,792,372        114,648
                       *USD          584,727    3/18/2004   SGD      1,000,000          6,032
                                                                                   -----------
                                                                                    1,525,585
                                                                                   -----------

                             CONTRACT           DELIVERY            IN           GROSS UNREALIZED
                            TO DELIVER            DATE         EXCHANGE FOR        DEPRECIATION
                       --------------------------------------------------------------------------
                       *USD        3,945,759    3/18/2004   EUR      3,146,500        (32,089)
                       *EUR       18,139,453    3/18/2004   USD     22,197,798       (364,358)
                        USD        1,030,826    3/18/2004   GBP        565,000         (5,829)
                       *GBP        3,095,829    3/18/2004   USD      5,359,421       (256,887)
                       *JPY      107,573,465    3/18/2004   USD      1,004,947        (12,895)
                       *SGD        1,000,000    3/18/2004   USD        585,480         (5,278)
                                                                                   -----------
                                                                                     (677,336)
                                                                                   -----------
                       Net Unrealized Appreciation (Depreciation).............     $  848,249
                                                                                   ===========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australia Dollar
EUR -- Euro Dollar
SGD -- Singapore Dollar
GBP -- Pound Sterling
JPY -- Japanese Yen
USD -- United States Dollar

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investments Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004


                       COMMON STOCK -- 88.9%                                             SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       BRAZIL -- 5.0%
                       Companhia Energetica de Minas Gerais ADR (Energy)...........         26,729     $    447,711
                       Companhia Siderurgica Nacional SA (Materials)...............      8,432,000          472,054
                       Companhia Vale do Rio Doce ADR (Materials)..................         13,152          705,868
                       Gerdau SA ADR (Materials)...................................         22,660          474,047
                       Petroleo Brasileiro SA ADR (Energy).........................         50,851        1,495,020
                       Tele Norte Leste Participacoes SA ADR (Information
                         Technology)...............................................         85,636        1,365,894
                       Tractebel Energia SA (Utilities)............................            496                2
                       Uniao de Bancos Brasileiros SA GDR (Finance)................         39,687          924,310
                                                                                                       -------------
                                                                                                          5,884,906
                                                                                                       -------------
                       CHILE -- 0.3%
                       Compania de Telecomunicaciones de Chile SA ADR
                         (Utilities)...............................................         21,697          319,814
                                                                                                       -------------
                       CHINA -- 1.3%
                       Aluminium Corporation of China, Ltd. (Materials)............        240,000          157,377
                       Beijing Datang Power Generation Co., Ltd. (Energy)..........        792,000          580,443
                       China Life Insurance Co., Ltd. (Finance)+...................        847,000          620,752
                       Guangshen Railway Co., Ltd. (Industrial & Commercial).......        472,000          136,548
                                                                                                       -------------
                                                                                                          1,495,120
                                                                                                       -------------
                       CZECH REPUBLIC -- 0.3%
                       Komercni Banka AS (Finance).................................          3,623          352,594
                                                                                                       -------------
                       HONG KONG -- 4.8%
                       China Merchants Holdings International Co., Ltd.
                         (Finance).................................................        240,000          337,898
                       China Mobile (Hong Kong), Ltd. (Information Technology).....        503,500        1,657,293
                       China Petroleum & Chemical Corp. (Energy)...................      1,398,000          557,223
                       China Shipping Development Co., Ltd. (Industrial &
                         Commercial)...............................................        304,000          213,025
                       China Telecom Corp. (Information Technology)................      1,042,000          385,182
                       Clear Media, Ltd. (Information & Entertainment)+............        428,000          368,705
                       Cosco Pacific, Ltd. (Industrial & Commercial)...............        274,000          380,482
                       Denway Motors, Ltd. (Consumer Discretionary)................        258,000          301,871
                       Huaneng Power International, Inc. (Energy)..................        205,000          340,019
                       PetroChina Co., Ltd. (Energy)...............................        916,000          453,436
                       Shanghai Forte Land Co., Ltd. (Real Estate).................        739,000          225,543
                       Yanzhou Coal Mining, Ltd. (Energy)..........................        418,000          373,526
                                                                                                       -------------
                                                                                                          5,594,203
                                                                                                       -------------
                       HUNGARY -- 0.4%
                       MOL Magyar Olaj-es Gazipari Rt. (Energy)....................          9,150          285,904
                       OTP Bank Rt. (Finance)+.....................................          2,455           68,814
                       OTP Bank, Ltd. ADR (Finance)+*..............................          6,280          176,028
                                                                                                       -------------
                                                                                                            530,746
                                                                                                       -------------
                       INDIA -- 6.6%
                       Dr. Reddy's Laboratories, Ltd. ADR (Healthcare).............          5,300          158,735
                       HDFC Bank, Ltd. (Finance)...................................        100,639          765,874
                       Hindalco Industries, Ltd. (Materials).......................         15,313          393,195
                       Hindustan Petroleum Corp., Ltd. (Energy)....................         51,777          509,826
                       Housing Development Finance Corp., Ltd. (Finance)...........         71,900        1,031,474
                       ICICI Bank, Ltd. (Finance)..................................         54,775          357,044
                       ICICI Bank, Ltd. ADR (Finance)..............................         17,486          262,465
                       Infosys Technologies, Ltd. (Information Technology).........          6,119          701,824
                       ITC, Ltd. (Consumer Staples)................................         22,610          510,453

---------------------


                       COMMON STOCK (CONTINUED)                                          SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       INDIA (continued)
                       Ranbaxy Laboratories, Ltd. (Healthcare).....................         21,123     $    463,475
                       Reliance Industries, Ltd. (Materials).......................        125,957        1,556,144
                       Satyam Computer Services, Ltd. (Information Technology).....         69,121          485,427
                       Tata Engineering & Locomotive Co., Ltd. (Consumer
                         Discretionary)............................................         50,142          575,479
                                                                                                       -------------
                                                                                                          7,771,415
                                                                                                       -------------
                       INDONESIA -- 1.8%
                       PT Astra International Tbk (Consumer Discretionary).........        413,000          253,899
                       PT Bank Central Asia Tbk (Finance)..........................        402,500          183,203
                       PT Bank Mandiri Persero Tbk (Finance)+(2)...................      1,490,500          229,077
                       PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples).........        891,500          532,255
                       PT Telekomunikasi Indonesia Tbk (Information Technology)....        792,500          707,380
                       PT Unilever Indonesia Tbk (Consumer Staples)................        519,500          234,922
                                                                                                       -------------
                                                                                                          2,140,736
                                                                                                       -------------
                       ISRAEL -- 2.3%
                       Check Point Software Technologies, Ltd. (Information
                         Technology)+..............................................         17,307          354,793
                       Lipman Electronic Engineering, Ltd. (Information
                         Technology)+..............................................          8,000          339,200
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......         31,410        1,965,952
                                                                                                       -------------
                                                                                                          2,659,945
                                                                                                       -------------
                       MALAYSIA -- 3.0%
                       Gamuda Berhad (Industrial & Commercial).....................        228,000          378,000
                       IOI Corp. Berhad (Materials)................................        268,000          557,158
                       Malayan Banking Berhad (Finance)............................        190,900          517,440
                       Malaysia International Shipping Corp. Berhad (Industrial &
                         Commercial)...............................................         87,000          274,737
                       Public Bank Berhad (Finance)................................        605,531          457,335
                       Resorts World Berhad (Information & Entertainment)..........        120,000          325,263
                       Sime Darby Berhad (Industrial & Commercial).................        234,000          338,684
                       Tanjong, PLC (Information & Entertainment)..................        104,000          301,053
                       Telekom Malaysia Berhad (Information Technology)............        145,000          358,684
                                                                                                       -------------
                                                                                                          3,508,354
                                                                                                       -------------
                       MEXICO -- 7.0%
                       America Movil SA de CV, Series L ADR (Information
                         Technology)...............................................         75,843        2,370,094
                       Cemex SA de CV ADR (Materials)..............................         32,664          927,004
                       Consorcio ARA SA de CV (Real Estate)+.......................        117,718          363,410
                       Fomento Economico Mexicano SA de CV ADR (Consumer
                         Staples)..................................................         10,895          448,547
                       Grupo Financiero BBVA Bancomer SA de CV, Series B
                         (Finance)+................................................        924,882          889,318
                       Grupo Televisa SA ADR (Information & Entertainment).........         15,205          615,802
                       Telefonos de Mexico SA de CV ADR (Utilities)................         50,232        1,728,483
                       Wal-Mart de Mexico SA de CV, Series C (Consumer
                         Discretionary)............................................        139,198          407,477
                       Wal-Mart de Mexico SA de CV, Series V (Consumer
                         Discretionary)............................................        141,113          432,686
                                                                                                       -------------
                                                                                                          8,182,821
                                                                                                       -------------
                       PHILIPPINES -- 0.2%
                       Ayala Land, Inc. (Real Estate)..............................      1,171,200          132,008
                       Philippine Long Distance Telephone Co. (Information
                         Technology)+..............................................         10,071          155,853
                                                                                                       -------------
                                                                                                            287,861
                                                                                                       -------------
                       POLAND -- 0.9%
                       Polski Koncern Naftowy Orlen SA (Energy)....................         56,243          385,446
                       Telekomunikacja Polska SA GDR (Information Technology)+*....        152,170          628,462
                                                                                                       -------------
                                                                                                          1,013,908
                                                                                                       -------------
                       RUSSIA -- 5.9%
                       Gazprom ADR (Utilities).....................................         27,548          804,402
                       LUKOIL ADR (Energy).........................................         22,671        2,337,380
                       MMC Norilsk Nickel (Materials)..............................         13,730          995,425
                       Mobile Telesystems ADR (Information Technology).............          2,500          242,050
                       RAO Unified Energy Systems ADR (Energy).....................         24,147          741,313

                                                           ---------------------


                       COMMON STOCK (CONTINUED)                                          SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       RUSSIA (continued)
                       Wimm-Bill-Dann Foods ADR (Consumer Staples)+................         20,100     $    336,876
                       YUKOS Corp. ADR (Energy)....................................         34,920        1,442,196
                                                                                                       -------------
                                                                                                          6,899,642
                                                                                                       -------------
                       SOUTH AFRICA -- 5.6%
                       African Bank Investments, Ltd. (Finance)....................        195,359          267,250
                       Anglo American Platinum Corp., Ltd. (Materials).............         16,288          755,786
                       Anglogold, Ltd. (Materials).................................         15,100          613,121
                       Harmony Gold Mining Co., Ltd. (Materials)...................         31,400          484,232
                       Impala Platinum Holdings, Ltd. (Materials)..................         12,824        1,037,712
                       Nampak, Ltd. (Materials)....................................        166,600          314,640
                       Sanlam, Ltd. (Finance)......................................        770,687          959,441
                       Sappi, Ltd. (Materials).....................................         44,936          607,029
                       Sasol, Ltd. (Energy)........................................         73,937        1,096,699
                       Standard Bank Group, Ltd. (Finance).........................         66,671          381,988
                                                                                                       -------------
                                                                                                          6,517,898
                                                                                                       -------------
                       SOUTH KOREA -- 19.7%
                       Amotech Co., Ltd. (Information Technology)+.................          8,553          179,296
                       Cheil Communications, Inc. (Industrial & Commercial)........          2,520          346,809
                       Daelim Industrial Co. (Industrial & Commercial).............         14,370          481,245
                       Daewoo Shipbuilding & Marine Engineering Co., Ltd.
                         (Industrial & Commercial)+................................         27,660          388,913
                       Hyundai Motor Co., Ltd. (Consumer Discretionary)............         20,090          850,850
                       KH Vatec Co., Ltd. (Information Technology)+................          5,680          203,289
                       Kia Motors Corp. (Consumer Discretionary)...................         41,780          389,852
                       Kookmin Bank (Finance)......................................         59,782        2,432,544
                       KorAm Bank (Finance)+.......................................         32,720          398,718
                       Korea Electric Power Corp. (Utilities)......................         31,530          542,741
                       KT Corp. ADR (Information Technology).......................         44,950          839,666
                       KT&G Corp. (Consumer Staples)+*(2)..........................         40,158          421,659
                       LG Electronics, Inc. (Industrial & Commercial)+.............          8,510          454,689
                       LG Home Shopping, Inc. (Information Technology).............          2,439          108,908
                       NCSoft Corp. (Information Technology)+......................          6,220          391,168
                       POSCO (Materials)...........................................          3,480          464,099
                       POSCO ADR (Materials).......................................         32,112        1,097,588
                       Samsung Electronics Co., Ltd. (Information Technology)......         18,176        8,116,083
                       Samsung Fire & Marine Insurance Co. (Finance)...............          7,320          447,247
                       Samsung SDI Co., Ltd. (Information Technology)..............          6,530          918,151
                       Samsung Securities Co., Ltd. (Finance)......................         13,530          306,688
                       Shinhan Financial Group Co., Ltd. (Finance).................         59,460          985,511
                       Shinsegae Co., Ltd. (Consumer Discretionary)................          1,300          278,611
                       SK Telecom Co., Ltd. ADR (Information Technology)...........         68,473        1,518,731
                       Sungshin Cement Co., Ltd. (Industrial & Commercial).........         23,930          471,055
                                                                                                       -------------
                                                                                                         23,034,111
                                                                                                       -------------
                       TAIWAN -- 13.9%
                       Acer, Inc. (Information Technology).........................        170,767          271,384
                       ASE Test, Ltd. (Information Technology)+....................         24,303          327,361
                       Au Optronics Corp. (Information Technology)+................         93,000          133,574
                       Au Optronics Corp. ADR (Information Technology).............         23,900          360,890
                       Cathay Financial Holding Co., Ltd. (Finance)................        864,000        1,424,888
                       China Steel Corp. (Materials)...............................        809,000          713,181
                       Chinatrust Financial Holding Co., Ltd. (Finance)............        520,014          598,757
                       Compal Electronics, Inc. (Information Technology)...........        658,130          897,899
                       Formosa Chemicals & Fibre Corp. (Materials).................        262,000          420,300
                       Formosa Plastic Corp. (Materials)...........................        268,008          446,010
                       Fubon Financial Holding Co., Ltd. (Finance).................        606,034          597,857
                       Hon Hai Precision Industry Co., Ltd. (Information
                         Technology)...............................................        223,289        1,037,775
                       King Yuan Electronics Co., Ltd. (Information Technology)+...        291,000          349,026
                       MediaTek, Inc. (Information Technology).....................         31,300          349,133
                       Nan Ya Plastic Corp. (Materials)............................        468,508          667,290
                       Novatek Microelectronics Corp., Ltd. (Information
                         Technology)...............................................        127,000          468,396

---------------------


                       COMMON STOCK (CONTINUED)                                          SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       TAIWAN (continued)
                       President Chain Store Corp. (Consumer Discretionary)........        193,000     $    361,694
                       Siliconware Precision Industries Co. (Information
                         Technology)+..............................................        358,000          439,047
                       SinoPac Holdings Co. (Finance)..............................        871,214          454,546
                       Taishin Financial Holdings Co., Ltd. (Finance)..............        591,000          471,382
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)+..............................................        988,336        1,955,927
                       Tong Yang Industry Co., Ltd. (Consumer Discretionary).......        191,960          280,313
                       United Microelectronics Corp. (Information Technology)+.....      1,646,732        1,560,322
                       Via Technologies, Inc. (Information Technology).............        180,000          245,577
                       Waffer Technology Co., Ltd. (Industrial & Commercial).......         70,000          219,340
                       Wan Hai Lines, Ltd. (Industrial & Commercial)...............        259,348          248,850
                       Yuanta Core Pacific Securities Co. (Finance)................        608,000          486,765
                       Zyxel Communications Corp. (Information Technology).........        185,650          431,421
                                                                                                       -------------
                                                                                                         16,218,905
                                                                                                       -------------
                       THAILAND -- 3.0%
                       Bangkok Bank PCL (Finance)+(2)..............................        298,100          744,490
                       Land and Houses PCL (Real Estate)+..........................      2,170,300          630,515
                       PTT PCL (Energy)............................................        150,400          613,252
                       Siam Cement PCL (Industrial & Commercial)+..................        151,400          933,248
                       Thai Airways International PCL (Information &
                         Entertainment)............................................        283,000          331,753
                       Thai Farmers Bank PCL (Finance)+............................        151,000          211,646
                                                                                                       -------------
                                                                                                          3,464,904
                                                                                                       -------------
                       TURKEY -- 2.6%
                       Akbank TAS (Finance)........................................    141,922,877          688,175
                       Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer
                         Staples)..................................................     36,559,940          480,011
                       Dogan Yayin Holdings AS (Information & Entertainment)+......    232,768,760          772,713
                       Hurriyet Gazetecilik ve Matbaacilik AS (Information &
                         Entertainment)+...........................................              1                0
                       Tofas Turk Otomobil Fabrikasi AS (Consumer
                         Discretionary)+...........................................    225,277,531          428,540
                       Turkiye Garanti Bankasi AS (Finance)+.......................    214,500,703          656,063
                                                                                                       -------------
                                                                                                          3,025,502
                                                                                                       -------------
                       UNITED KINGDOM -- 4.3%
                       Anglo American, PLC (Materials).............................        192,985        4,389,785
                       Old Mutual, PLC (Finance)...................................        349,229          604,214
                                                                                                       -------------
                                                                                                          4,993,999
                                                                                                       -------------
                       TOTAL COMMON STOCK (cost $77,309,326).......................                     103,897,384
                                                                                                       -------------
                       PREFERRED STOCK -- 6.8%
                       ---------------------------------------------------------------------------------------------
                       BRAZIL -- 6.2%
                       Banco Bradesco SA (Finance).................................             47                0
                       Banco Bradesco SA ADR (Finance).............................         18,249          460,787
                       Banco Itau Holding Financeira SA (Finance)..................      1,500,000          143,298
                       Banco Itau SA ADR (Finance).................................         21,215        1,031,049
                       Bradespar SA (Industrial & Commercial)+.....................            190                0
                       Brasil Telecom Participacoes SA ADR (Information
                         Technology)...............................................         24,391        1,022,471
                       Caemi Mineracao e Metalurgica SA (Materials)+...............        979,000          442,486
                       Companhia de Bebidas das Americas ADR (Consumer Staples)....         15,154          365,969
                       Companhia Energetica de Minas Gerais (Energy)...............            611               10
                       Companhia Paulista de Forca e Luz (Utilities)...............             68                1
                       Companhia Paulista de Forca e Luz, Pref C (Utilities)+......             40                1
                       Companhia Vale do Rio Doce ADR, Pref A (Materials)..........         23,375        1,100,962
                       CPFL Geracao de Energia SA (Utilities)+.....................            116                0
                       Petroleo Brasileiro SA ADR (Energy).........................         85,425        2,285,973
                       Telemar Norte Leste SA (Information Technology).............     15,656,000          358,097
                       Tractebel Energia SA, Pref B (Utilities)....................            504                1
                                                                                                       -------------
                                                                                                          7,211,105
                                                                                                       -------------

                                                           ---------------------


                       PREFERRED STOCK (CONTINUED)                                       SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       SOUTH KOREA -- 0.6%
                       Samsung Electronics Co., Ltd. (Information Technology)......          2,630     $    728,376
                                                                                                       -------------
                       TOTAL PREFERRED STOCK (cost $5,359,007).....................                       7,939,481
                                                                                                       -------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                       BONDS & NOTES -- 0.0%                                              LOCAL CURRENCY)
                       --------------------------------------------------------------------------------------------------
                       INDIA -- 0.0%
                       Hindustan Lever, Ltd. 9.00% 2005 (cost $6,177)..............  INR        233,892     $      5,339
                                                                                                            -------------
                       RIGHTS -- 0.0%                                                         SHARES
                       --------------------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       TelecomAsia Corp., PCL+(1) (cost $0)........................  THB..       124,768    $          0
                                                                                                            -------------
                       EXCHANGE TRADED FUNDS -- 2.4%
                       --------------------------------------------------------------------------------------------------
                       UNITED STATES -- 2.4%
                       iShares MSCI Emerging Markets Index+ (cost $2,824,769)......              16,530        2,775,387
                                                                                                            -------------
                       TOTAL INVESTMENT SECURITIES (cost $85,499,279)..............                          114,617,591
                                                                                                            -------------

                                                                                             PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.1%                                           AMOUNT            VALUE
                       --------------------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         1.02%, dated 01/30/04 to be repurchased 02/02/04 in the
                         amount of $1,313,112 and collateralized by $1,343,000 of
                         Federal Home Loan Bank Disc. Notes, bearing 1.08% due
                         04/16/04 having an approximate value of $1,339,969
                         (cost $1,313,000).........................................        $  1,313,000        1,313,000
                                                                                                            -------------

                       TOTAL INVESTMENTS --
                         (cost $86,812,279; Note 3)                                 99.2%                    115,930,591
                       Other assets less liabilities --                              0.8                         879,358
                                                                                   ------                  -------------
                       NET ASSETS --                                               100.0%                   $116,809,949
                                                                                   ======                  =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the aggregate value of these securities was $1,226,149 representing 1.05% of net assets.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              INR -- Indian Rupee
              THB -- Thai Baht
              (1) Fair valued security; see Note 2
              (2) Illiquid security

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2004

                       COMMON STOCK -- 94.0%                                           SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       AUSTRALIA -- 4.2%
                       Alumina, Ltd. (Materials)...................................     201,010   $   867,566
                       APN News & Media (Information & Entertainment)..............      22,320        66,889
                       Australia & New Zealand Banking Group, Ltd. (Finance).......      75,965     1,017,200
                       Brambles Industries, Ltd. (Industrial & Commercial).........     212,570       846,138
                       Iluka Resources, Ltd. (Materials)...........................     103,130       327,936
                       Mayne Nickless, Ltd. (Industrial & Commercial)..............     372,270       908,399
                       WMC Resources, Ltd. (Materials)+............................      20,120        80,088
                                                                                                  ------------
                                                                                                    4,114,216
                                                                                                  ------------
                       BERMUDA -- 1.3%
                       XL Capital, Ltd., Class A (Finance).........................      15,890     1,263,255
                                                                                                  ------------
                       CANADA -- 3.8%
                       Alcan, Inc. (Materials).....................................      21,270       907,037
                       BCE, Inc. (Information Technology)..........................      52,010     1,158,348
                       Celestica, Inc. (Information Technology)+...................      58,630     1,005,300
                       Husky Energy, Inc. (Energy).................................      38,480       663,858
                                                                                                  ------------
                                                                                                    3,734,543
                                                                                                  ------------
                       CHINA -- 0.2%
                       China Life Insurance Co., Ltd. ADR (Finance)+...............       5,100       143,055
                                                                                                  ------------
                       DENMARK -- 1.2%
                       ISS International (Industrial & Commercial).................       9,750       502,720
                       Vestas Wind Systems (Consumer Staples)......................      35,340       649,719
                                                                                                  ------------
                                                                                                    1,152,439
                                                                                                  ------------
                       FINLAND -- 2.6%
                       Metsa-Serla Oyj, Class B (Materials)........................      42,010       358,416
                       Stora Enso Oyj (Materials)..................................      93,800     1,220,893
                       UPM-Kymmene Oyj (Materials).................................      54,074     1,003,503
                                                                                                  ------------
                                                                                                    2,582,812
                                                                                                  ------------
                       FRANCE -- 7.4%
                       Aventis SA (Healthcare).....................................      23,640     1,847,588
                       AXA SA (Finance)............................................      58,285     1,317,581
                       Michelin SA, Class B (Consumer Discretionary)...............      27,310     1,313,304
                       Suez SA (Utilities).........................................      53,090     1,107,571
                       TotalFinaElf SA, Class B (Energy)...........................       4,790       844,182
                       Valeo SA (Consumer Discretionary)...........................      19,270       840,028
                                                                                                  ------------
                                                                                                    7,270,254
                                                                                                  ------------
                       GERMANY -- 7.4%
                       BASF AG (Materials).........................................      29,949     1,655,814
                       Bayer AG (Materials)........................................      23,740       720,872
                       Deutsche Post AG (Industrial & Commercial)..................      77,494     1,729,617
                       E.ON AG (Energy)............................................      20,820     1,334,426
                       Gehe AG (Healthcare)........................................       4,200       218,503
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....       5,142       610,400
                       Volkswagen AG (Consumer Discretionary)......................      19,390       977,120
                                                                                                  ------------
                                                                                                    7,246,752
                                                                                                  ------------

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       HONG KONG -- 3.4%
                       Cheung Kong (Holdings), Ltd. (Real Estate)..................     134,000   $ 1,244,809
                       CLP Holdings, Ltd. (Energy).................................      72,000       347,155
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)...........     122,000     1,015,686
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......     100,500       694,552
                                                                                                  ------------
                                                                                                    3,302,202
                                                                                                  ------------
                       INDIA -- 0.0%
                       Satyam Computer Services ADR (Information Technology).......       1,600        38,064
                                                                                                  ------------
                       ISRAEL -- 1.8%
                       Check Point Software Technologies, Ltd. (Information
                         Technology)+..............................................      39,010       799,705
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......      14,630       915,692
                                                                                                  ------------
                                                                                                    1,715,397
                                                                                                  ------------
                       ITALY -- 2.9%
                       Eni SpA (Energy)............................................      78,130     1,454,799
                       Riunione Adriatica di Sicurta SpA (Finance).................      57,495     1,043,358
                       Sanpaolo IMI SpA (Finance)..................................      27,014       361,694
                                                                                                  ------------
                                                                                                    2,859,851
                                                                                                  ------------
                       JAPAN -- 8.6%
                       Denso Corp. (Consumer Discretionary)........................      42,100       811,413
                       East Japan Railway Co. (Industrial & Commercial)............         206     1,025,670
                       Hitachi, Ltd. (Information Technology)......................     127,000       807,511
                       Komatsu, Ltd. (Industrial & Commercial).....................      13,000        78,483
                       NEC Corp. (Information Technology)..........................     110,000       853,229
                       Nintendo Co., Ltd. (Information & Entertainment)............       9,500       937,928
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........      62,000       316,897
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................         279     1,278,426
                       Ono Pharmaceutical Co., Ltd. (Healthcare)...................       6,500       257,924
                       Sompo Japan Insurance, Inc. (Finance).......................      84,000       649,969
                       Sony Corp. (Information & Entertainment)....................      33,300     1,337,097
                                                                                                  ------------
                                                                                                    8,354,547
                                                                                                  ------------
                       KOREA -- 3.0%
                       Korea Electric Power Corp. ADR (Utilities)..................      55,980       562,039
                       Samsung Electronics Co., Ltd. GDR (Information
                         Technology)+*.............................................      10,463     2,320,170
                                                                                                  ------------
                                                                                                    2,882,209
                                                                                                  ------------
                       MEXICO -- 1.2%
                       Telefonos de Mexico SA de CV ADR (Utilities)................      33,780     1,162,370
                                                                                                  ------------
                       NETHERLANDS -- 8.1%
                       Akzo Nobel NV (Materials)...................................      28,374     1,162,681
                       IHC Caland NV (Industrial & Commercial).....................      12,220       626,608
                       ING Groep NV (Finance)......................................      60,220     1,503,831
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................      53,213     1,605,888
                       Reed Elsevier NV (Information & Entertainment)..............      58,920       751,461
                       Unilever NV (Consumer Staples)..............................      19,340     1,305,569
                       Wolters Kluwer NV (Information & Entertainment).............      55,330       948,250
                                                                                                  ------------
                                                                                                    7,904,288
                                                                                                  ------------
                       NEW ZEALAND -- 1.1%
                       Telecommunications Corp. of New Zealand Ltd. ADR
                         (Information Technology)..................................     277,200     1,052,610
                                                                                                  ------------
                       PORTUGAL -- 1.1%
                       Portugal Telecom SGPS, SA (Information Technology)..........     107,690     1,113,262
                                                                                                  ------------
                       SINGAPORE -- 1.2%
                       DBS Group Holdings, Ltd. (Finance)..........................     126,300     1,148,487
                                                                                                  ------------

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       SOUTH KOREA -- 2.7%
                       Kookmin Bank ADR (Finance)..................................      20,500   $   839,065
                       KT Corp. ADR (Information Technology).......................      50,930       951,373
                       POSCO ADR (Materials).......................................      13,980       477,836
                       SK Telecom Co., Ltd. ADR (Information Technology)...........      17,100       379,278
                                                                                                  ------------
                                                                                                    2,647,552
                                                                                                  ------------
                       SPAIN -- 5.0%
                       Banco Popular Espanol SA (Finance)..........................       9,030       547,723
                       Endesa SA (Energy)..........................................      41,520       778,283
                       Iberdrola SA (Energy).......................................      54,610     1,049,499
                       Repsol SA ADR (Energy)......................................      52,280     1,061,807
                       Telefonica SA (Information Technology)......................      91,441     1,425,900
                                                                                                  ------------
                                                                                                    4,863,212
                                                                                                  ------------
                       SWEDEN -- 5.5%
                       Atlas Copco AB, Class A (Industrial & Commercial)...........      35,760     1,345,703
                       Holmen AB, Class B (Materials)..............................      18,210       607,900
                       Nordea AB (Finance).........................................     219,331     1,570,767
                       Securitas AB, Class B (Industrial & Commercial).............      65,640       872,072
                       Volvo AB, Class B (Consumer Discretionary)..................      31,124     1,009,620
                                                                                                  ------------
                                                                                                    5,406,062
                                                                                                  ------------
                       SWITZERLAND -- 3.6%
                       Clariant AG (Materials)+....................................      11,600       190,708
                       Nestle SA (Consumer Staples)................................       4,761     1,255,382
                       Swiss Reinsurance (Finance).................................      16,324     1,186,281
                       UBS AG (Finance)............................................      12,460       893,110
                                                                                                  ------------
                                                                                                    3,525,481
                                                                                                  ------------
                       TAIWAN -- 0.8%
                       Chunghwa Telecom Co., Ltd. ADR (Information Technology).....      48,160       770,560
                                                                                                  ------------
                       UNITED KINGDOM -- 14.6%
                       BAE Systems, PLC (Industrial & Commercial)..................     422,550     1,265,905
                       BHP Billiton, PLC (Materials)...............................     109,860       903,347
                       BP, PLC (Energy)............................................     128,410     1,001,506
                       British Airways, PLC (Information & Entertainment)+.........     217,420     1,207,693
                       Cable & Wireless, PLC (Information Technology)..............     342,670       901,781
                       Cadbury Schweppes, PLC (Consumer Staples)...................     166,070     1,216,591
                       HSBC Holdings, PLC (Finance)................................      61,645       963,017
                       Invensys, PLC (Industrial & Commercial)+....................      71,210        28,531
                       Kidde, PLC (Industrial & Commercial)........................     301,373       546,116
                       Lloyds TSB Group, PLC (Finance).............................     115,600       968,441
                       Marks & Spencer Group, PLC (Consumer Discretionary).........     183,723       905,082
                       Pearson, PLC (Information & Entertainment)..................      80,250       899,561
                       Rolls-Royce Group, PLC (Industrial & Commercial)............     148,350       498,473
                       Shell Transport & Trading Co. PLC NY Shares ADR (Energy)....      24,300       979,290
                       Shire Pharmaceuticals Group, PLC (Healthcare)+..............     123,920     1,196,119
                       Smiths Industries, PLC (Industrial & Commercial)............      69,700       812,400
                                                                                                  ------------
                                                                                                   14,293,853
                                                                                                  ------------
                       UNITED STATES -- 1.3%
                       ACE, Ltd. (Finance).........................................      28,000     1,215,760
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $75,970,714).......................                91,763,093
                                                                                                  ------------
                                                                                     PRINCIPAL
                       CONVERTIBLE BONDS & NOTES -- 0.0%                               AMOUNT
                       ---------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       AXA zero coupon 2004 (Finance)(1) (cost $30,872)............  $    2,068        43,272
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $76,001,586)..............                91,806,365
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 5.4%                                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 5.4%
                       United States Treasury Bills 0.91% due 02/19/04.............  $  130,000   $   129,941
                       United States Treasury Bills 0.89% due 02/26/04.............     360,000       359,777
                       United States Treasury Bills 0.89% due 03/04/04.............      90,000        89,929
                       United States Treasury Bills 0.88% due 03/11/04.............     460,000       459,559
                       United States Treasury Bills 0.87% due 03/18/04.............   1,640,000     1,638,194
                       United States Treasury Bills 0.89% due 03/25/04.............     790,000       789,000
                       United States Treasury Bills 0.88% due 04/01/04.............     655,000       654,052
                       United States Treasury Bills 0.84% due 04/08/04.............     375,000       374,349
                       United States Treasury Bills 0.85% due 04/15/04.............     770,000       768,588
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $5,263,515)...............                 5,263,389
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $81,265,101; Note 3)                       99.4%                    97,069,754
                       Other assets less liabilities --                    0.6                        584,665
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $97,654,419
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the value of this security was $2,320,170 representing 2.37% of net assets.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

              See Notes to Financial Statements

---------------------

                                  (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JANUARY 31, 2004

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   -------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*+......    $        --    $329,084,396   $125,974,218   $376,516,476   $ 95,905,895
   Investments matured, at value (note
     12)..................................             --             --             --             --             --
   Short-term securities*.................     352,773,883     28,937,000      5,164,000            --          99,531
   Repurchase agreements (cost equals
     market)..............................             --             --             --      12,131,000      2,271,000
   Deposit with brokers for securities
     sold short...........................             --             --             --         751,736            --
   Cash...................................             705            233            104        861,139         39,727
   Foreign cash*..........................             --             --         141,524         89,886         15,756
   Due from broker........................             --             --         571,294            --         850,757
   Receivables for--
     Fund shares sold.....................       7,952,362        517,087        249,428        542,381        115,495
     Dividends and accrued interest.......         513,030      5,904,949      2,019,539      7,284,513      1,984,027
     Sales of investments.................             --         132,021      3,365,617      1,102,529      1,335,978
   Prepaid expenses.......................           2,901          1,644            751          1,363            451
   Due from investment adviser............             --             --             --             --             --
   Unrealized appreciation on forward
     foreign currency contracts...........             --             --       1,848,995            --          41,429
   Variation margin on futures
     contracts............................             --             --         234,209            --             --
                                              ------------------------------------------------------------------------
                                               361,242,881    364,577,330    139,569,679    399,281,023    102,660,046
                                              ------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................       2,125,430        619,914         90,731      7,333,505        125,833
     Purchases of investments.............             --         800,000      1,119,447      6,285,352      1,846,092
     Interest on securities sold short....             --             --             --          32,081            --
     Management fees......................         154,808        175,620         80,104        202,426         86,070
     Service fees--Class 2................           7,159          7,039          1,815          5,696            881
     Service fees--Class 3................          12,474          6,047          1,662          6,052            142
     Collateral upon return of securities
       loaned.............................             --             --             --             --             --
     Accrued foreign tax on capital
       gains..............................             --             --             --             --             --
   Other accrued expenses.................          54,188         66,609         60,642         69,361         50,375
   Securities sold short, at value#.......             --             --             --         791,102            --
   Options written, at value@.............             --             --             --             --             --
   Unrealized depreciation on forward
     foreign currency contracts...........             --             --         622,060            --             793
   Variation margin on futures
     contracts............................             --             --             --             --         374,897
                                              ------------------------------------------------------------------------
                                                 2,354,059      1,675,229      1,976,461     14,725,575      2,485,083
                                              ------------------------------------------------------------------------
   NET ASSETS.............................    $358,888,822   $362,902,101   $137,593,218   $384,555,448   $100,174,963
                                              ========================================================================
   ---------------
    * Cost
       Investment securities..............    $        --    $312,334,061   $114,004,086   $345,568,650   $ 92,933,932
                                              ========================================================================
       Investments matured (note 12)......    $        --    $        --    $        --    $    202,500   $        --
                                              ========================================================================
       Short-term securities..............    $352,816,505   $ 28,937,000   $  5,164,000   $        --    $     99,567
                                              ========================================================================
       Foreign cash.......................    $        --    $        --    $    133,620   $     90,915   $     15,953
                                              ========================================================================
    # Proceeds from securities sold
     short................................    $        --    $        --    $        --    $    745,228   $        --
                                              ========================================================================
   @ Premiums from written options........    $        --    $        --    $        --    $        --    $        --
                                              ========================================================================
    + Including securities on loan........    $        --    $        --    $        --    $        --    $        --
                                              ========================================================================


                                             SUNAMERICA     MFS TOTAL
                                              BALANCED        RETURN
   ---------------------------------------  ---------------------------
   ASSETS:
   Investment securities, at value*+......  $352,937,586   $807,682,432
   Investments matured, at value (note
     12)..................................           --             --
   Short-term securities*.................           --      26,805,293
   Repurchase agreements (cost equals
     market)..............................     8,909,000            --
   Deposit with brokers for securities
     sold short...........................           --             --
   Cash...................................           479            231
   Foreign cash*..........................           --          22,732
   Due from broker........................           --             --
   Receivables for--
     Fund shares sold.....................       220,372      1,000,680
     Dividends and accrued interest.......     1,247,560      4,021,509
     Sales of investments.................     5,789,568      5,730,624
   Prepaid expenses.......................         1,720          3,184
   Due from investment adviser............           --             --
   Unrealized appreciation on forward
     foreign currency contracts...........           --             --
   Variation margin on futures
     contracts............................           --             --
                                            ---------------------------
                                             369,106,285    845,266,685
                                            ---------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................       519,442        926,377
     Purchases of investments.............     5,451,126     12,943,821
     Interest on securities sold short....           --             --
     Management fees......................       187,171        458,469
     Service fees--Class 2................         3,500         17,923
     Service fees--Class 3................         1,307         11,892
     Collateral upon return of securities
       loaned.............................    10,350,000            --
     Accrued foreign tax on capital
       gains..............................           --             --
   Other accrued expenses.................        61,695        115,769
   Securities sold short, at value#.......           --             --
   Options written, at value@.............           --             --
   Unrealized depreciation on forward
     foreign currency contracts...........           --             --
   Variation margin on futures
     contracts............................           --             --
                                            ---------------------------
                                              16,574,241     14,474,251
                                            ---------------------------
   NET ASSETS.............................  $352,532,044   $830,792,434
                                            ===========================
   ---------------
    * Cost
       Investment securities..............  $326,535,105   $727,818,373
                                            ===========================
       Investments matured (note 12)......  $        --    $        --
                                            ===========================
       Short-term securities..............  $        --    $ 26,805,293
                                            ===========================
       Foreign cash.......................  $        --    $     23,117
                                            ===========================
    # Proceeds from securities sold
     short................................  $        --    $        --
                                            ===========================
   @ Premiums from written options........  $        --    $        --
                                            ===========================
    + Including securities on loan........  $ 10,090,620   $        --
                                            ===========================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD      WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND        HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................    $356,883,435   $345,167,551   $124,809,965   $ 472,305,036   $148,297,047
   Accumulated undistributed net
     investment income (loss).............       2,870,485     20,069,817     (1,563,427)     29,319,562      5,612,859
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........        (822,476)   (19,085,602)     1,547,515    (147,767,372)   (56,358,490)
   Unrealized appreciation (depreciation)
     on investments+......................         (42,622)    16,750,335     11,970,132      30,947,826      2,971,927
   Unrealized appreciation (depreciation)
     on matured investments (note 12).....              --             --             --        (202,500)            --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......             --             --       1,294,875          (1,230)        40,807
   Unrealized appreciation (depreciation)
     on futures and options contracts.....             --             --        (465,842)            --        (389,187)
   Unrealized appreciation (depreciation)
     on investments sold short............             --             --             --          (45,874)           --
                                              -------------------------------------------------------------------------
                                              $358,888,822   $362,902,101   $137,593,218   $ 384,555,448   $100,174,963
                                              =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $244,350,546   $277,860,225   $114,854,120   $ 311,063,425   $ 92,530,039
   Shares of beneficial interest issued
     and outstanding......................      22,881,885     23,304,941     10,091,098      44,439,938     12,276,915
   Net asset value, offering and
     redemption price per share...........    $      10.68   $      11.92   $      11.38   $        7.00   $       7.54
                                              =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 54,706,425   $ 55,427,895   $ 14,576,742   $  44,594,858   $  6,926,756
   Shares of beneficial interest issued
     and outstanding......................       5,131,272      4,655,068      1,284,114       6,379,455        921,690
   Net asset value, offering and
     redemption price per share...........    $      10.66   $      11.91   $      11.35   $        6.99   $       7.52
                                              =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $ 59,831,851   $ 29,613,981   $  8,162,356   $  28,897,165   $    718,168
   Shares of beneficial interest issued
     and outstanding......................       5,618,526      2,489,779        719,968       4,137,332         95,703
   Net asset value, offering and
     redemption price per share...........    $      10.65   $      11.89   $      11.34   $        6.98   $       7.50
                                              =========================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation..............    $        --    $        --    $        --    $         --    $        --
                                              =========================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  ----------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................  $ 467,827,999   $765,569,255
   Accumulated undistributed net
     investment income (loss).............      4,864,553      1,632,043
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........   (146,562,989)   (16,275,463)
   Unrealized appreciation (depreciation)
     on investments+......................     26,402,481     79,864,059
   Unrealized appreciation (depreciation)
     on matured investments (note 12).....             --             --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......            --           2,540
   Unrealized appreciation (depreciation)
     on futures and options contracts.....            --             --
   Unrealized appreciation (depreciation)
     on investments sold short............            --             --
                                            ----------------------------
                                            $ 352,532,044   $830,792,434
                                            ============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 318,418,507   $630,428,325
   Shares of beneficial interest issued
     and outstanding......................     23,705,644     38,900,348
   Net asset value, offering and
     redemption price per share...........  $       13.43   $      16.21
                                            ============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  27,532,244   $141,025,513
   Shares of beneficial interest issued
     and outstanding......................      2,052,092      8,700,302
   Net asset value, offering and
     redemption price per share...........  $       13.42   $      16.21
                                            ============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $   6,581,293   $ 59,338,596
   Shares of beneficial interest issued
     and outstanding......................        491,097      3,661,247
   Net asset value, offering and
     redemption price per share...........  $       13.40   $      16.21
                                            ============================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation..............  $         --    $        --
                                            ============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                                                                       FEDERATED         DAVIS
                                              TELECOM       EQUITY       EQUITY         GROWTH-         AMERICAN        VENTURE
                                              UTILITY       INCOME        INDEX          INCOME        LEADERS**         VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*+......  $52,127,421   $8,582,856   $48,312,051   $1,035,134,215   $252,505,343   $2,262,667,365
   Investments matured, at value (note
     12)..................................          --           --            --               --             --               --
   Short-term securities*.................    2,643,000          --         99,893        2,733,000      2,971,000        5,545,844
   Repurchase agreements (cost equals
     market)..............................          --       148,000     1,295,000              --             --               --
   Deposit with brokers for securities
     sold short...........................          --           --            --               --             --               --
   Cash...................................          357          667           875              936            970              603
   Foreign cash*..........................          --           --            --               --             --           110,102
   Due from broker........................          --           --            --               --             --               --
   Receivables for--
     Fund shares sold.....................        2,700        1,898         1,522          269,353        155,151        1,876,893
     Dividends and accrued interest.......      261,929       17,667        54,141          808,463        397,287        1,281,733
     Sales of investments.................          --           --            --        25,598,267      1,676,873       12,236,449
   Prepaid expenses.......................          281           36           196            4,854          1,069            8,868
   Due from investment adviser............          --         1,930         2,622              --             --               --
   Unrealized appreciation on forward
     foreign currency contracts...........          --           --            --               --             --               --
   Variation margin on futures
     contracts............................          --           --            --               --             --               --
                                            ---------------------------------------------------------------------------------------
                                             55,035,688    8,753,054    49,766,300    1,064,549,088    257,707,693    2,283,727,857
                                            ---------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................       44,989          897       100,178          991,251        147,395        1,982,466
     Purchases of investments.............          --           --            --        20,655,858      1,493,635       11,506,557
     Interest on securities sold short....          --           --            --               --             --               --
     Management fees......................       35,401        4,800        16,835          486,105        149,957        1,362,462
     Service fees--Class 2................          501          --            --             6,310          2,806           22,077
     Service fees--Class 3................           39          --            --             2,149          1,878           17,391
     Collateral upon return of securities
       loaned.............................          --           --            --               --             --               --
     Accrued foreign tax on capital
       gains..............................          --           --            --               --             --               --
   Other accrued expenses.................       34,410       32,209        32,790          121,736         48,464          287,247
   Securities sold short, at value#.......          --           --            --               --             --               --
   Options written, at value@.............          --           --            --               --             --               --
   Unrealized depreciation on forward
     foreign currency contracts...........          --           --            --               --             --               --
   Variation margin on futures
     contracts............................          --           --            330              --             --               --
                                            ---------------------------------------------------------------------------------------
                                                115,340       37,906       150,133       22,263,409      1,844,135       15,178,200
                                            ---------------------------------------------------------------------------------------
   NET ASSETS.............................  $54,920,348   $8,715,148   $49,616,167   $1,042,285,679   $255,863,558   $2,268,549,657
                                            =======================================================================================
   ---------------
     * Cost
      Investment securities...............  $46,977,990   $7,246,405   $55,411,207   $  859,918,043   $228,830,999   $1,735,997,353
                                            =======================================================================================
      Investments matured (note 12).......  $        --   $       --   $        --   $           --   $         --   $           --
                                            =======================================================================================
      Short-term securities...............  $ 2,643,000   $      --    $    99,893   $    2,733,000   $  2,971,000   $    5,545,844
                                            =======================================================================================
      Foreign cash........................  $       --    $      --    $       --    $          --    $        --    $      109,085
                                            =======================================================================================
    # Proceeds from securities sold
     short................................  $       --    $      --    $       --    $          --    $        --    $          --
                                            =======================================================================================
    @ Premiums from written options.......  $       --    $      --    $       --    $          --    $        --    $          --
                                            =======================================================================================
     + Including securities on loan.......  $       --    $      --    $       --    $          --    $        --    $          --
                                            =======================================================================================
    ** See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                                                                        FEDERATED         DAVIS
                                             TELECOM        EQUITY       EQUITY         GROWTH-         AMERICAN        VENTURE
                                             UTILITY        INCOME        INDEX          INCOME        LEADERS**         VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................ $103,281,043   $7,897,938   $59,066,235   $1,068,620,880   $259,616,327   $1,958,636,760
   Accumulated undistributed net
     investment income (loss).............    2,606,531      101,135       509,205        6,409,220      3,591,507       19,212,879
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........  (56,116,657)    (620,376)   (2,901,487)    (207,960,593)   (31,018,620)    (235,968,080)
   Unrealized appreciation (depreciation)
     on investments+......................    5,149,431    1,336,451    (7,099,156)     175,216,172     23,674,344      526,670,012
   Unrealized appreciation (depreciation)
     on matured investments (note 12).....          --           --            --               --             --               --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......          --           --            --               --             --            (1,914)
   Unrealized appreciation (depreciation)
     on futures and options contracts.....          --           --         41,370              --             --               --
   Unrealized appreciation (depreciation)
     on investments sold short............          --           --            --               --             --               --
                                           ----------------------------------------------------------------------------------------
                                           $ 54,920,348   $8,715,148   $49,616,167   $1,042,285,679   $255,863,558   $2,268,549,657
                                           ========================================================================================
   Class 1 (unlimited shares authorized):
   Net assets............................. $ 50,898,024   $8,715,148   $49,616,167   $  981,864,347   $224,293,158   $2,004,101,365
   Shares of beneficial interest issued
     and outstanding......................    6,389,507      772,166     5,156,979       44,134,301     14,721,490       84,505,382
   Net asset value, offering and
     redemption price per share........... $       7.97   $    11.29   $      9.62   $        22.25   $      15.24   $        23.72
                                           ========================================================================================
   Class 2 (unlimited shares authorized):
   Net assets............................. $  3,834,687   $      --    $       --    $   49,786,022   $ 22,100,808   $  176,391,907
   Shares of beneficial interest issued
     and outstanding......................      481,723          --            --         2,240,095      1,452,427        7,446,484
   Net asset value, offering and
     redemption price per share........... $       7.96   $      --    $       --    $        22.22   $      15.22   $        23.69
                                           ========================================================================================
   Class 3 (unlimited shares authorized):
   Net assets............................. $    187,637   $      --    $       --    $   10,635,310   $  9,469,592   $   88,056,385
   Shares of beneficial interest issued
     and outstanding......................       23,594          --            --           479,087        623,037        3,721,500
   Net asset value, offering and
     redemption price per share........... $       7.95   $      --    $       --    $        22.20   $      15.20   $        23.66
                                           ========================================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.............. $        --    $      --    $       --    $          --    $        --    $          --
                                           ========================================================================================
   ** See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                                                            MFS
                                                                           GOLDMAN     MASSACHUSETTS      PUTNAM         BLUE
                                          "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:         CHIP
                                         WALL STREET        GROWTH        RESEARCH        TRUST**       VOYAGER**       GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at
     value*+.........................    $130,938,306   $1,196,809,944   $30,304,732   $272,640,605    $302,470,791   $47,658,233
   Investments matured, at value
     (note 12).......................             --               --            --             --              --            --
   Short-term securities*............             --         3,640,000                    8,093,786             --            --
   Repurchase agreements (cost equals
     market).........................         665,000              --      1,000,000            --          127,000     4,068,000
   Deposit with brokers for
     securities sold short...........             --               --            --             --              --            --
   Cash..............................              89              944        20,084            482             221           652
   Foreign cash*.....................             --               --            --           6,446             --            --
   Due from broker...................             --               --            --             --              --            --
   Receivables for--
     Fund shares sold................         121,664          480,789        20,719        247,347         115,391        65,145
     Dividends and accrued
       interest......................         368,986          635,848        18,720        270,341         147,406        41,295
     Sales of investments............             --         8,397,659       871,343      4,715,825             --      1,341,032
   Prepaid expenses..................             564            5,645           137          1,794           4,777           152
   Due from investment adviser.......             --               --          3,994            --              --          2,485
   Unrealized appreciation on forward
     foreign currency contracts......             --               --            --             --              --            --
   Variation margin on futures
     contracts.......................             --               --            --             --              --            --
                                         ----------------------------------------------------------------------------------------
                                          132,094,609    1,209,970,829    32,239,729    285,976,626     302,865,586    53,176,994
                                         ----------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed............          99,177        1,434,734        81,316        192,166         289,516       133,696
     Purchases of investments........             --         6,658,227     1,238,753      2,243,807         555,188     1,153,033
     Interest on securities sold
       short.........................             --               --            --             --              --            --
     Management fees.................          67,462          629,415        31,833        169,328         213,414        30,391
     Service fees--Class 2...........           2,538            8,663           816          3,761           1,478         1,761
     Service fees--Class 3...........           1,385            5,649            85          3,403             536           876
     Collateral upon return of
       securities loaned.............             --               --            --             --              --            --
     Accrued foreign tax on capital
       gains.........................             --               --            --             --              --            --
   Other accrued expenses............          33,576          137,537        32,772         53,233          53,576        34,370
   Securities sold short, at
     value#..........................             --               --            --             --              --            --
   Options written, at value@........             --               --            --             --              --            --
   Unrealized depreciation on forward
     foreign currency contracts......             --               --            --             --              --            --
   Variation margin of futures
     contracts.......................             --               --            --             --              --            --
                                         ----------------------------------------------------------------------------------------
                                              204,138        8,874,225     1,385,575      2,665,698       1,113,708     1,354,127
                                         ----------------------------------------------------------------------------------------
   NET ASSETS........................    $131,890,471   $1,201,096,604   $30,854,154   $283,310,928    $301,751,878   $51,822,867
                                         ========================================================================================
   ---------------
     * Cost
      Investment securities..........    $124,258,699   $1,042,754,966   $24,878,484   $245,794,632    $251,840,053   $41,908,960
                                         ========================================================================================
      Investments matured (note
        12)..........................    $        --    $          --    $       --    $        --     $        --    $       --
                                         ========================================================================================
      Short-term securities..........             --    $    3,640,000   $       --    $  8,093,786    $        --    $       --
                                         ========================================================================================
      Foreign cash...................    $        --    $          --    $       --    $      6,657    $        --    $       --
                                         ========================================================================================
    # Proceeds from securities sold
      short..........................    $        --    $          --    $       --    $        --     $        --    $       --
                                         ========================================================================================
    @ Premium from written options...    $        --    $          --    $       --    $        --     $        --    $       --
                                         ========================================================================================
     + Including securities on
       loan..........................    $        --    $          --    $       --    $        --     $        --    $       --
                                         ========================================================================================
    ** See Note 1


                                           REAL
                                          ESTATE
   ----------------------------------  ------------
   ASSETS:
   Investment securities, at
     value*+.........................  $168,072,042
   Investments matured, at value
     (note 12).......................           --
   Short-term securities*............     7,455,791
   Repurchase agreements (cost equals
     market).........................           --
   Deposit with brokers for
     securities sold short...........           --
   Cash..............................           947
   Foreign cash*.....................           --
   Due from broker...................           --
   Receivables for--
     Fund shares sold................       306,485
     Dividends and accrued
       interest......................       294,730
     Sales of investments............           --
   Prepaid expenses..................         2,483
   Due from investment adviser.......           --
   Unrealized appreciation on forward
     foreign currency contracts......           --
   Variation margin on futures
     contracts.......................           --
                                        -----------
                                        176,132,478
                                        -----------
   LIABILITIES:
   Payables for--
     Fund shares redeemed............       189,898
     Purchases of investments........       877,230
     Interest on securities sold
       short.........................           --
     Management fees.................       111,631
     Service fees--Class 2...........         2,813
     Service fees--Class 3...........         2,302
     Collateral upon return of
       securities loaned.............           --
     Accrued foreign tax on capital
       gains.........................           --
   Other accrued expenses............        44,843
   Securities sold short, at
     value#..........................           --
   Options written, at value@........           --
   Unrealized depreciation on forward
     foreign currency contracts......           --
   Variation margin of futures
     contracts.......................           --
                                        -----------
                                          1,228,717
                                        -----------
   NET ASSETS........................  $174,903,761
                                        ===========
   ---------------
     * Cost
      Investment securities..........  $124,556,076
                                        -----------
      Investments matured (note
        12)..........................  $        --
                                        -----------
      Short-term securities..........  $  7,455,791
                                        -----------
      Foreign cash...................  $        --
                                        -----------
    # Proceeds from securities sold
      short..........................  $        --
                                        -----------
    @ Premium from written options...  $        --
                                        -----------
     + Including securities on
       loan..........................  $        --
                                        -----------
    ** See Note 1

    See Notes to Financial Statements
---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                                                              MFS
                                                                            GOLDMAN      MASSACHUSETTS      PUTNAM
                                          "DOGS" OF        ALLIANCE          SACHS         INVESTORS        GROWTH:
                                         WALL STREET        GROWTH          RESEARCH        TRUST**        VOYAGER**
   -------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...................    $133,171,662   $ 2,105,056,115   $ 48,646,165   $ 345,297,472   $ 479,011,126
   Accumulated undistributed net
     investment income (loss)........       3,053,168         3,151,922            --        2,121,582         326,945
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, and foreign
     exchange transactions...........     (11,013,966)   (1,061,166,411)   (23,218,259)    (90,955,811)   (228,216,931)
   Unrealized appreciation
     (depreciation) on
     investments+....................       6,679,607       154,054,978      5,426,248      26,845,973      50,630,738
   Unrealized appreciation
     (depreciation) on matured
     investments (note 12)...........             --                --             --              --              --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................             --                --             --            1,712             --
   Unrealized appreciation
     (depreciation) on futures and
     options contracts...............             --                --             --              --              --
   Unrealized appreciation
     (depreciation) on investments
     sold short......................             --                --             --              --              --
                                         -----------------------------------------------------------------------------
                                         $131,890,471   $ 1,201,096,604   $ 30,854,154   $ 283,310,928   $ 301,751,878
                                         =============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets........................    $105,108,616   $ 1,105,465,694   $ 24,076,044   $ 237,181,515   $ 288,148,213
   Shares of beneficial interest
     issued and outstanding..........      10,444,669        61,970,189      3,625,580      22,421,471      20,216,008
   Net asset value, offering and
     redemption price per share......    $      10.06   $         17.84   $       6.64   $       10.58   $       14.25
                                         =============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets........................    $ 20,038,387   $    67,730,534   $  6,360,322   $  29,479,289   $  11,343,607
   Shares of beneficial interest
     issued and outstanding..........       1,993,560         3,800,572        961,630       2,787,242         796,959
   Net asset value, offering and
     redemption price per share......    $      10.05   $         17.82   $       6.61   $       10.58   $       14.23
                                         =============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets........................    $  6,743,468   $    27,900,376   $    417,788   $  16,650,124   $   2,260,058
   Shares of beneficial interest
     issued and outstanding..........         671,610         1,567,260         63,249       1,575,910         158,971
   Net asset value, offering and
     redemption price per share......    $      10.04   $         17.80   $       6.61   $       10.57   $       14.22
                                         =============================================================================
   ---------------
   + Includes accrued capital gains
     tax on unrealized
     appreciation....................    $        --    $           --    $        --    $         --    $         --
                                         =============================================================================
   ** See Note 1


                                           BLUE
                                           CHIP           REAL
                                          GROWTH         ESTATE
   ----------------------------------  ---------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...................  $ 59,258,059   $129,045,191
   Accumulated undistributed net
     investment income (loss)........        52,387      5,113,571
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, and foreign
     exchange transactions...........   (13,236,852)    (2,770,967)
   Unrealized appreciation
     (depreciation) on
     investments+....................     5,749,273     43,515,966
   Unrealized appreciation
     (depreciation) on matured
     investments (note 12)...........           --             --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................           --             --
   Unrealized appreciation
     (depreciation) on futures and
     options contracts...............           --             --
   Unrealized appreciation
     (depreciation) on investments
     sold short......................           --             --
                                         -------------------------------------------------------------------
                                       $ 51,822,867   $174,903,761
                                       ===========================
   Class 1 (unlimited shares
     authorized):
   Net assets........................  $ 33,277,110   $139,354,768
   Shares of beneficial interest
     issued and outstanding..........     5,386,671      8,923,259
   Net asset value, offering and
     redemption price per share......  $       6.18   $      15.62
                                       ===========================
   Class 2 (unlimited shares
     authorized):
   Net assets........................  $ 13,868,308   $ 23,007,057
   Shares of beneficial interest
     issued and outstanding..........     2,246,051      1,475,842
   Net asset value, offering and
     redemption price per share......  $       6.17   $      15.59
                                       ===========================
   Class 3 (unlimited shares
     authorized):
   Net assets........................  $  4,677,449   $ 12,541,936
   Shares of beneficial interest
     issued and outstanding..........       758,367        805,414
   Net asset value, offering and
     redemption price per share......  $       6.17   $      15.57
                                       ===========================
   ---------------
   + Includes accrued capital gains
     tax on unrealized
     appreciation....................  $        --    $        --
                                       ===========================
   ** See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                   SMALL          MFS
                                                  COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                   VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH
   ---------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*+.........    $8,059,853   $276,043,678   $208,659,092    $36,133,052    $128,787,510
   Investments matured, at value (note 12)...           --             --             --             --              --
   Short-term securities*....................      512,988      12,164,679            --             --              --
   Repurchase agreements (cost equals
     market).................................           --             --       5,778,000      5,467,000       3,345,000
   Deposit with brokers for securities sold
     short...................................           --             --             --             --              --
   Cash......................................           197            947            262            445             610
   Foreign cash*.............................           --             --             --             --          142,289
   Due from broker...........................           --             --             --             --              --
   Receivables for--
     Fund shares sold........................        10,843        495,851        161,796         63,320         389,458
     Dividends and accrued interest..........         2,432         15,254         27,753          9,047         119,785
     Sales of investments....................        57,338      3,837,328      1,067,952        663,691       7,451,463
   Prepaid expenses..........................            32            795            866              8             350
   Due from investment adviser...............           287            --             --             --              --
   Unrealized appreciation on forward foreign
     currency contracts......................           --             --             --             --              --
   Variation margin on futures contracts.....           --             --             --             --              --
                                                 -----------------------------------------------------------------------
                                                  8,643,970    292,558,532    215,695,721     42,336,563     140,236,465
                                                 -----------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................         1,384        301,655        360,744         85,856         315,360
     Purchases of investments................        41,003      6,666,725            --         323,787       2,623,792
     Interest on securities sold short.......           --             --             --             --              --
     Management fees.........................         7,271        177,827        131,465         26,170         108,341
     Service fees--Class 2...................           --           6,617          1,684            962           5,218
     Service fees--Class 3...................           --           6,398            681            478           2,873
     Collateral upon return of securities
       loaned................................           --             --             --             --              --
     Accrued foreign tax on capital gains....           --             --             --             --              --
   Other accrued expenses....................        32,010         49,135         50,116         34,000          37,122
   Securities sold short, at value#..........           --             --             --             --              --
   Options written, at value@................           --             --         323,830            --              --
   Unrealized depreciation on forward foreign
     currency contracts......................           --             --             --             --           25,811
   Variation margin on futures contracts.....           --             --             --             --              --
                                                 -----------------------------------------------------------------------
                                                     81,668      7,208,357        868,520        471,253       3,118,517
                                                 -----------------------------------------------------------------------
   NET ASSETS................................    $8,562,302   $285,350,175   $214,827,201    $41,865,310    $137,117,948
                                                 =======================================================================
   ---------------
   *  Cost
      Investment securities..................    $6,116,654   $227,678,863   $169,176,400    $31,731,019    $106,021,882
                                                 =======================================================================
      Investments matured (note 12)..........    $      --    $        --    $        --     $       --     $        --
                                                 =======================================================================
      Short-term securities..................    $  512,988   $ 12,164,679   $        --     $       --     $        --
                                                 =======================================================================
      Foreign cash...........................    $      --    $        --    $        --     $       --     $    140,838
                                                 =======================================================================
    # Proceeds from securities sold short....    $      --    $        --    $        --     $       --     $        --
                                                 =======================================================================
    @ Premium from written options...........    $      --    $        --    $     88,585    $       --     $        --
                                                 =======================================================================
     + Including securities on loan..........    $      --    $        --    $        --     $       --     $        --
                                                 =======================================================================


                                               TECHNOLOGY
   ------------------------------------------  -----------
   ASSETS:
   Investment securities, at value*+.........  $78,172,348
   Investments matured, at value (note 12)...          --
   Short-term securities*....................          --
   Repurchase agreements (cost equals
     market).................................    4,450,000
   Deposit with brokers for securities sold
     short...................................          --
   Cash......................................            1
   Foreign cash*.............................          --
   Due from broker...........................          --
   Receivables for--
     Fund shares sold........................      178,346
     Dividends and accrued interest..........        3,793
     Sales of investments....................    1,375,231
   Prepaid expenses..........................          150
   Due from investment adviser...............          --
   Unrealized appreciation on forward foreign
     currency contracts......................          --
   Variation margin on futures contracts.....          --
                                               -----------
                                                84,179,869
                                               -----------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................      264,493
     Purchases of investments................    4,178,185
     Interest on securities sold short.......          --
     Management fees.........................       79,615
     Service fees--Class 2...................        1,632
     Service fees--Class 3...................        1,325
     Collateral upon return of securities
       loaned................................          --
     Accrued foreign tax on capital gains....          --
   Other accrued expenses....................       37,064
   Securities sold short, at value#..........          --
   Options written, at value@................          --
   Unrealized depreciation on forward foreign
     currency contracts......................          --
   Variation margin on futures contracts.....          --
                                               -----------
                                                 4,562,314
                                               -----------
   NET ASSETS................................  $79,617,555
                                               ===========
   ---------------
   *  Cost
      Investment securities..................  $64,713,883
                                               ===========
      Investments matured (note 12)..........  $       --
                                               ===========
      Short-term securities..................  $       --
                                               ===========
      Foreign cash...........................  $       --
                                               ===========
    # Proceeds from securities sold short....  $       --
                                               ===========
    @ Premium from written options...........  $       --
                                               ===========
     + Including securities on loan..........  $       --
                                               ===========

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                   SMALL           MFS
                                                  COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                                   VALUE         GROWTH          GROWTH       OPPORTUNITIES      GROWTH
   -----------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................    $6,904,510   $ 507,424,546   $ 452,617,585   $ 61,551,757    $121,084,789
   Accumulated undistributed net investment
     income (loss)...........................           --              --              --             --           12,268
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........      (285,407)   (270,444,073)   (277,037,831)   (24,088,480)     (6,720,847)
   Unrealized appreciation (depreciation) on
     investments+............................     1,943,199      48,364,815      39,482,692      4,402,033      22,765,628
   Unrealized appreciation (depreciation) on
     matured investments (note 12)...........           --              --              --             --              --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --            4,887             --             --          (23,890)
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --              --         (235,245)           --              --
   Unrealized appreciation (depreciation) on
     investments sold short..................           --              --              --             --              --
                                                 -------------------------------------------------------------------------
                                                 $8,562,302   $ 285,350,175   $ 214,827,201   $ 41,865,310    $137,117,948
                                                 =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................    $8,562,302   $ 199,806,513   $ 198,390,023   $ 31,639,507    $ 81,784,083
   Shares of beneficial interest issued and
     outstanding.............................       704,957      23,968,653      22,380,779      6,395,012       8,212,736
   Net asset value, offering and redemption
     price per share.........................    $    12.15   $        8.34   $        8.86   $       4.95    $       9.96
                                                 =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................    $      --    $  53,166,868   $  13,217,893   $  7,801,669    $ 41,203,636
   Shares of beneficial interest issued and
     outstanding.............................           --        6,403,320       1,493,826      1,583,613       4,149,814
   Net asset value, offering and redemption
     price per share.........................    $      --    $        8.30   $        8.85   $       4.93    $       9.93
                                                 =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................    $      --    $  32,376,794   $   3,219,285   $  2,424,134    $ 14,130,229
   Shares of beneficial interest issued and
     outstanding.............................           --        3,904,641         364,354        492,703       1,424,696
   Net asset value, offering and redemption
     price per share.........................    $      --    $        8.29   $        8.84   $       4.92    $       9.92
                                                 =========================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................    $      --    $         --    $         --    $        --     $        --
                                                 =========================================================================


                                                TECHNOLOGY
   ------------------------------------------  ------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $129,477,967
   Accumulated undistributed net investment
     income (loss)...........................           --
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........   (63,318,877)
   Unrealized appreciation (depreciation) on
     investments+............................    13,458,465
   Unrealized appreciation (depreciation) on
     matured investments (note 12)...........           --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --
   Unrealized appreciation (depreciation) on
     investments sold short..................           --
                                               ------------
                                               $ 79,617,555
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $ 59,812,668
   Shares of beneficial interest issued and
     outstanding.............................    21,106,053
   Net asset value, offering and redemption
     price per share.........................  $       2.83
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 13,164,058
   Shares of beneficial interest issued and
     outstanding.............................     4,657,100
   Net asset value, offering and redemption
     price per share.........................  $       2.83
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $  6,640,829
   Shares of beneficial interest issued and
     outstanding.............................     2,351,827
   Net asset value, offering and redemption
     price per share.........................  $       2.82
                                               ============
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................  $        --
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                 SMALL &     INTERNATIONAL                   INTERNATIONAL
                                                 MID CAP      GROWTH AND         GLOBAL       DIVERSIFIED      EMERGING
                                                  VALUE         INCOME          EQUITIES       EQUITIES        MARKETS
   ----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*+.........  $63,155,400   $273,644,903     $265,527,915   $234,068,681    $114,617,591
   Investments matured, at value (note 12)...          --             --               --             --              --
   Short-term securities*....................          --             --           140,000            --              --
   Repurchase agreements (cost equals
     market).................................    7,494,000        954,000              --      24,708,000       1,313,000
   Deposit with brokers for securities sold
     short...................................          --             --               --             --              --
   Cash......................................          566            308              786            141             851
   Foreign cash*.............................          --         238,509        1,389,667        339,536         674,521
   Due from broker...........................          --             --               --       4,870,253             --
   Receivables for--                                   --             --               --             --              --
     Fund shares sold........................      921,263        256,411           92,831        518,039         347,752
     Dividends and accrued interest..........       38,387        591,754          375,272        349,313         587,924
     Sales of investments....................      670,329      1,054,473        2,779,297        325,463       1,484,265
   Prepaid expenses..........................           54          1,011            1,208          4,658             338
   Due from investment adviser...............          --             --               --             --              --
   Unrealized appreciation on forward foreign
     currency contracts......................          --             --               --       1,525,585             --
   Variation margin on futures contracts.....          --             --               --       1,479,779             --
                                               --------------------------------------------------------------------------
                                                72,279,999    276,741,369      270,306,976    268,189,448     119,026,242
                                               --------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................      134,364        258,147          361,056        657,535         200,980
     Purchases of investments................    3,369,260      1,037,417        3,906,089            --          888,132
     Interest on securities sold short.......          --             --               --             --              --
     Management fees.........................       73,704        224,612          176,314        227,025         121,453
     Service fees--Class 2...................        3,226          3,558            1,771          3,728           1,007
     Service fees--Class 3...................        8,322          3,046              671          8,062             675
     Collateral upon return of securities
       loaned................................          --             --               --             --              --
     Accrued foreign tax on capital gains....          --          79,971              --         214,176         721,260
   Other accrued expenses....................       34,317        162,978          101,860        144,653         282,786
   Securities sold short, at value#..........          --             --               --             --              --
   Options written, at value@................          --             --               --             --              --
   Unrealized depreciation on forward foreign
     currency contracts......................          --             --               --         677,336             --
   Variation margin on futures contracts.....          --             --               --             --              --
                                               --------------------------------------------------------------------------
                                                 3,623,193      1,769,729        4,547,761      1,932,515       2,216,293
                                               --------------------------------------------------------------------------
   NET ASSETS................................  $68,656,806   $274,971,640     $265,759,215   $266,256,933    $116,809,949
                                               ==========================================================================
   ---------------
    * Cost
      Investment securities..................  $52,888,128   $224,374,673     $218,183,898   $207,281,804    $ 85,499,279
                                               ==========================================================================
      Investments matured (note 12)..........  $       --    $        --      $        --    $        --     $        --
                                               ==========================================================================
      Short-term securities..................  $       --    $        --      $    140,000   $        --     $        --
                                               ==========================================================================
      Foreign cash...........................  $       --    $    239,670     $  1,385,510   $    339,476    $    670,278
                                               ==========================================================================
    # Proceeds from securities sold short....  $       --    $        --      $        --    $        --     $        --
                                               ==========================================================================
    @ Premium from written options...........  $       --    $        --      $        --    $        --     $        --
                                               ==========================================================================
     + Including securities on loan..........  $       --    $        --      $        --    $        --     $        --
                                               ==========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  -----------
   ASSETS:
   Investment securities, at value*+.........  $91,806,365
   Investments matured, at value (note 12)...          --
   Short-term securities*....................    5,263,389
   Repurchase agreements (cost equals
     market).................................          --
   Deposit with brokers for securities sold
     short...................................          --
   Cash......................................        5,569
   Foreign cash*.............................      432,435
   Due from broker...........................          --
   Receivables for--                                   --
     Fund shares sold........................      669,266
     Dividends and accrued interest..........       67,678
     Sales of investments....................          --
   Prepaid expenses..........................           68
   Due from investment adviser...............          --
   Unrealized appreciation on forward foreign
     currency contracts......................          --
   Variation margin on futures contracts.....          --
                                               -----------
                                                98,244,770
                                               -----------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................       69,040
     Purchases of investments................      374,472
     Interest on securities sold short.......          --
     Management fees.........................       74,233
     Service fees--Class 2...................        4,217
     Service fees--Class 3...................       12,462
     Collateral upon return of securities
       loaned................................          --
     Accrued foreign tax on capital gains....          --
   Other accrued expenses....................       55,927
   Securities sold short, at value#..........          --
   Options written, at value@................          --
   Unrealized depreciation on forward foreign
     currency contracts......................          --
   Variation margin on futures contracts.....          --
                                               -----------
                                                   590,351
                                               -----------
   NET ASSETS................................  $97,654,419
                                               ===========
   ---------------
    * Cost
      Investment securities..................  $76,001,586
                                               ===========
      Investments matured (note 12)..........  $       --
                                               ===========
      Short-term securities..................  $ 5,263,515
                                               ===========
      Foreign cash...........................  $   430,188
                                               ===========
    # Proceeds from securities sold short....  $       --
                                               ===========
    @ Premium from written options...........  $       --
                                               ===========
     + Including securities on loan..........  $       --
                                               ===========

    See Notes to Financial Statements

---------------------
    170

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2004

                                                 SMALL &     INTERNATIONAL                    INTERNATIONAL
                                                 MID CAP      GROWTH AND         GLOBAL        DIVERSIFIED      EMERGING
                                                  VALUE         INCOME          EQUITIES        EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $58,035,794   $308,607,463     $ 431,711,593   $ 340,639,408   $114,415,383
   Accumulated undistributed net investment
     income (loss)...........................          --       3,208,330           694,454       5,015,271        848,332
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........      353,740    (86,050,566)     (214,000,908)   (107,726,701)   (26,858,077)
   Unrealized appreciation (depreciation) on
     investments+............................   10,267,272     49,190,259        47,344,017      26,572,701     28,397,052
   Unrealized appreciation (depreciation) on
     matured investments (note 12)...........          --             --                --              --             --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............          --          16,154            10,059         877,019          7,259
   Unrealized appreciation (depreciation) on
     futures and options contracts...........          --             --                --          879,235            --
   Unrealized appreciation (depreciation) on
     investments sold short..................          --             --                --              --             --
                                               ---------------------------------------------------------------------------
                                               $68,656,806   $274,971,640     $ 265,759,215   $ 266,256,933   $116,809,949
                                               ===========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................  $       --    $232,740,326     $ 248,468,413   $ 196,842,960   $104,999,397
   Shares of beneficial interest issued and
     outstanding.............................          --      22,789,869        23,557,503      28,406,167     10,783,270
   Net asset value, offering and redemption
     price per share.........................  $       --    $      10.21     $       10.55   $        6.93   $       9.74
                                               ===========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................  $26,269,443   $ 27,823,086     $  13,903,412   $  29,467,196   $  8,277,629
   Shares of beneficial interest issued and
     outstanding.............................    1,884,451      2,717,732         1,322,368       4,272,596        852,114
   Net asset value, offering and redemption
     price per share.........................  $     13.94   $      10.24     $       10.51   $        6.90   $       9.71
                                               ===========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................  $42,387,363   $ 14,408,228     $   3,387,390   $  39,946,777   $  3,532,923
   Shares of beneficial interest issued and
     outstanding.............................    3,042,816      1,408,509           322,757       5,796,904        363,838
   Net asset value, offering and redemption
     price per share.........................  $     13.93   $      10.23     $       10.50   $        6.89   $       9.71
                                               ===========================================================================
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................  $       --    $     79,971     $         --    $     214,176   $    721,260
                                               ===========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  -----------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $81,666,171
   Accumulated undistributed net investment
     income (loss)...........................      (18,785)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........      198,360
   Unrealized appreciation (depreciation) on
     investments+............................   15,804,653
   Unrealized appreciation (depreciation) on
     matured investments (note 12)...........          --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        4,020
   Unrealized appreciation (depreciation) on
     futures and options contracts...........          --
   Unrealized appreciation (depreciation) on
     investments sold short..................          --
                                               -----------
                                               $97,654,419
                                               ===========
   Class 1 (unlimited shares authorized):
   Net assets................................  $       --
   Shares of beneficial interest issued and
     outstanding.............................          --
   Net asset value, offering and redemption
     price per share.........................  $       --
                                               ===========
   Class 2 (unlimited shares authorized):
   Net assets................................  $34,250,203
   Shares of beneficial interest issued and
     outstanding.............................    2,647,167
   Net asset value, offering and redemption
     price per share.........................  $     12.94
                                               ===========
   Class 3 (unlimited shares authorized):
   Net assets................................  $63,404,216
   Shares of beneficial interest issued and
     outstanding.............................    4,898,073
   Net asset value, offering and redemption
     price per share.........................  $     12.94
                                               ===========
   ---------------
   + Includes accrued capital gains tax on
     unrealized appreciation.................  $       --
                                               ===========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED JANUARY 31, 2004

                                                                                                        WORLDWIDE
                                                  CASH       CORPORATE       GLOBAL      HIGH-YIELD       HIGH       SUNAMERICA
                                               MANAGEMENT      BOND           BOND          BOND         INCOME       BALANCED
   -----------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $5,508,183   $22,113,472   $  5,630,477   $31,641,346   $ 7,985,534   $ 4,183,615
     Dividends...............................        --         357,419             --       363,367       111,821     3,069,441
                                               ---------------------------------------------------------------------------------
         Total income*.......................  5,508,183     22,470,891      5,630,477    32,004,713     8,097,355     7,253,056
                                               ---------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................  2,213,839      1,970,608        967,956     2,023,394       975,218     2,110,932
     Custodian fees..........................     90,566        124,473        108,635        90,823        71,613       108,962
     Service fees, Class 2...................    100,823         75,726         19,097        51,174         8,939        35,307
     Service fees, Class 3...................    101,696         36,750         11,194        44,400           905         6,963
     Distribution fees, Class 1..............        --             --             --            --            --            --
     Distribution fees, Class 2..............        --             --             --            --            --            --
     Distribution fees, Class 3..............        --             --             --            --            --            --
     Reports to investors....................     59,118         57,672         24,100        51,224        17,465        54,069
     Audit and tax fees......................     36,786         34,736         40,697        32,935        39,938        30,124
     Legal fees..............................     13,022         12,197          9,003        12,803         8,686        13,184
     Trustees' fees..........................      9,674          7,539          3,060         7,057         2,157         7,257
     Interest expense........................        --             --             789        20,737         1,231         9,276
     Interest expense on securities sold
       short.................................        --             --             --        149,393           --            --
     Other expenses..........................     14,213         10,039          4,731         7,638         3,811        12,526
                                               ---------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........  2,639,737      2,329,740      1,189,262     2,491,578     1,129,963     2,388,600
         Expenses reimbursed by the
           adviser...........................        --             --             --            --            --            --
         Custody credits earned on cash
           balances..........................     (2,039)        (1,001)          (129)       (6,376)         (708)          (97)
         Fee paid indirectly (Note 5)........        --             --             --            --            --            --
                                               ---------------------------------------------------------------------------------
         Net expenses........................  2,637,698      2,328,739      1,189,133     2,485,202     1,129,255     2,388,503
                                               ---------------------------------------------------------------------------------
   Net investment income (loss)..............  2,870,485     20,142,152      4,441,344    29,519,511     6,968,100     4,864,553
                                               ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................     (5,964)     2,671,024     17,458,927    12,909,855    (1,416,145)   (9,205,438)
     Net realized gain (loss) on securities
       sold short............................        --             --             --       (386,193)          --            --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................        --             --     (14,924,864)      (10,788)     (322,525)          --
     Net realized gain (loss) on futures and
       options contracts.....................        --             --          71,134           --       (350,249)          --
     Change in unrealized appreciation
       (depreciation) on investments.........      4,660     17,554,796     (3,515,897)   50,043,016    17,000,089    61,718,246
     Change in unrealized appreciation
       (depreciation) on matured
       securities............................        --             --             --       (202,500)          --            --
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................        --             --       1,878,555        (1,244)       45,649           --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................        --             --        (267,074)          --       (278,138)          --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................        --             --             --        158,801           --            --
     Change in accrued capital gains tax on
       unrealized appreciation
       (depreciation)........................        --             --             --            --            --            --
                                               ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......     (1,304)    20,225,820        700,781    62,510,947    14,678,681    52,512,808
                                               ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $2,869,181   $40,367,972   $  5,142,125   $92,030,458   $21,646,781   $57,377,361
                                               =================================================================================
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $     --     $     7,395   $     19,186   $       --    $       586   $     4,559
                                               =================================================================================
    ** Net of foreign withholding taxes on
       capital gains of......................  $     --     $       --    $        --    $       --    $       --    $       --
                                               =================================================================================


                                                MFS TOTAL
                                                  RETURN
   ------------------------------------------  ------------
   INCOME:
     Interest................................  $ 13,154,399
     Dividends...............................     9,021,525
                                               ------------
         Total income*.......................    22,175,924
                                               ------------
   EXPENSES:
     Management fees.........................     4,676,105
     Custodian fees..........................       239,253
     Service fees, Class 2...................       177,191
     Service fees, Class 3...................        73,379
     Distribution fees, Class 1..............       104,938
     Distribution fees, Class 2..............        21,822
     Distribution fees, Class 3..............         5,422
     Reports to investors....................       123,188
     Audit and tax fees......................        32,969
     Legal fees..............................        18,457
     Trustees' fees..........................        15,440
     Interest expense........................           --
     Interest expense on securities sold
       short.................................           --
     Other expenses..........................        19,945
                                               ------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........     5,508,109
         Expenses reimbursed by the
           adviser...........................           --
         Custody credits earned on cash
           balances..........................          (568)
         Fee paid indirectly (Note 5)........      (132,182)
                                               ------------
         Net expenses........................     5,375,359
                                               ------------
   Net investment income (loss)..............    16,800,565
                                               ------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................    13,393,966
     Net realized gain (loss) on securities
       sold short............................           --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................         6,871
     Net realized gain (loss) on futures and
       options contracts.....................           --
     Change in unrealized appreciation
       (depreciation) on investments.........   105,650,730
     Change in unrealized appreciation
       (depreciation) on matured
       securities............................           --
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................        (3,345)
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................           --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................           --
     Change in accrued capital gains tax on
       unrealized appreciation
       (depreciation)........................           --
                                               ------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   119,048,222
                                               ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $135,848,787
                                               ============
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $     56,209
                                               ============
    ** Net of foreign withholding taxes on
       capital gains of......................  $        --
                                               ============

    See Notes to Financial Statements

---------------------
    172

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2004

                                                                                                        FEDERATED       DAVIS
                                                 TELECOM       EQUITY       EQUITY        GROWTH-       AMERICAN       VENTURE
                                                 UTILITY       INCOME        INDEX         INCOME      LEADERS***       VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $    51,511   $   19,642   $     4,123   $    202,604   $    14,020   $    247,044
     Dividends...............................    3,066,114      182,689       745,999     12,216,062     5,342,536     34,242,308
                                               ---------------------------------------------------------------------------------
         Total income*.......................    3,117,625      202,331       750,122     12,418,666     5,356,556     34,489,352
                                               ---------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................      402,311       48,726       172,169      5,402,683     1,568,089     13,730,323
     Custodian fees..........................       54,202       49,471        53,041        232,013        69,104        557,718
     Service fees, Class 2...................        5,324          --            --          66,107        28,742        198,684
     Service fees, Class 3...................          376          --            --          15,126         9,798         95,780
     Distribution fees, Class 1..............       18,419          --            --         370,326       142,763         27,950
     Distribution fees, Class 2..............        1,308          --            --          17,541        13,625          2,118
     Distribution fees, Class 3..............           56          --            --           2,408         2,787            612
     Reports to investors....................        8,966          148         5,485        174,072        35,215        339,623
     Audit and tax fees......................       27,179       26,613        26,905         36,632        29,069         46,056
     Legal fees..............................        7,654        6,323         6,930         24,953        11,503         47,242
     Trustees' fees..........................        1,178          --            914         21,208         4,788         42,110
     Interest expense........................          964          --            --           3,262           489            427
     Interest expense on securities sold
       short.................................          --           --            --             --            --             --
     Other expenses..........................        3,321        1,712         1,851         33,621         8,384         56,551
                                                ---------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........      531,258      132,993       267,295      6,399,952     1,924,356     15,145,194
         Expenses reimbursed by the
           adviser...........................          --       (31,784)      (31,020)           --            --             --
         Custody credits earned on cash
           balances..........................           (6)         (13)           (7)          (231)         (131)          (240)
         Fee paid indirectly (Note 5)........      (19,783)         --            --        (390,275)     (159,175)       (30,680)
                                                ---------------------------------------------------------------------------------
         Net expenses........................      511,469      101,196       236,268      6,009,446     1,765,050     15,114,274
                                               ---------------------------------------------------------------------------------
   Net investment income (loss)..............    2,606,156      101,135       513,854      6,409,220     3,591,506     19,375,078
                                               ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................      (65,903)    (272,717)     (116,619)    48,237,059    (3,170,718)   (55,977,741)
     Net realized gain (loss) on securities
       sold short............................          --           --            --             --            --             --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................          506          --            --             --            --        (162,199)
     Net realized gain (loss) on futures and
       options contracts.....................          --           --        115,446      3,257,432           --             --
     Change in unrealized appreciation
       (depreciation) on investments.........    8,747,377    2,212,744    11,913,599    217,351,252    63,980,420    674,072,762
     Change in unrealized appreciation
       (depreciation) on matured
       securities............................          --           --            --             --            --             --
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................          --           --            --             --            --          (1,914)
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................          --           --         74,343      2,746,063           --             --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................          --           --            --             --            --             --
     Change in accrued capital gains tax on
       unrealized appreciation
       (depreciation)........................          --           --            --             --            --             --
                                                ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......    8,681,980    1,940,027    11,986,769    271,591,806    60,809,702    617,930,908
                                                ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $11,288,136   $2,041,162   $12,500,623   $278,001,026   $64,401,208   $637,305,986
                                               ==================================================================================

   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $    30,069   $      994   $       --    $     40,450   $    23,251   $    603,321
                                               ==================================================================================
    ** Net of foreign withholding taxes on
       capital gains of......................  $       --    $      --    $       --    $        --    $       --    $        --
                                               ==================================================================================
   *** See Note 1

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2004

                                                                                              MFS
                                                                             GOLDMAN     MASSACHUSETTS     PUTNAM
                                                "DOGS" OF      ALLIANCE       SACHS        INVESTORS       GROWTH:     BLUE CHIP
                                               WALL STREET      GROWTH       RESEARCH      TRUST***      VOYAGER***      GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $    12,465   $     71,005   $    4,413    $    84,564    $    14,100   $   27,849
     Dividends...............................    3,889,476     10,798,244      363,573      4,066,643      2,972,384      378,664
                                               ----------------------------------------------------------------------------------
         Total income*.......................    3,901,941     10,869,249      367,986      4,151,207      2,986,484      406,513
                                               ----------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................      696,041      6,989,685      336,940      1,778,309      2,437,022      274,732
     Custodian fees..........................       59,655        263,852       52,010         87,382         86,675       52,628
     Service fees, Class 2...................       22,733         84,755        7,889         35,058         16,477       16,401
     Service fees, Class 3...................        8,063         31,572          567         19,343          3,709        4,876
     Distribution fees, Class 1..............          --         263,613          274        112,782        108,545          --
     Distribution fees, Class 2..............          --          13,802           64         11,876          4,210          --
     Distribution fees, Class 3..............          --           3,085            2          3,916            569          --
     Reports to investors....................       21,136        206,838        4,582         41,435         52,884        6,873
     Audit and tax fees......................       23,215         38,036       26,630         29,052         29,698       26,612
     Legal fees..............................        9,441         28,773        6,185         11,948         12,436        6,597
     Trustees' fees..........................        2,498         24,773          603          5,437          6,393          824
     Interest expense........................          764          9,715          196            --           2,281          --
     Interest expense on securities sold
       short.................................          --             --           --             --             --           --
     Other expenses..........................        5,238         39,654        2,005          9,399         12,124        2,121
                                               ----------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........      848,784      7,998,153      437,947      2,145,937      2,773,023      391,664
         Expenses reimbursed by the
           adviser...........................          --             --       (50,574)           --             --       (37,445)
         Custody credits earned on cash
           balances..........................          (12)          (326)        (298)           --            (160)         (93)
         Fee paid indirectly (Note 5)........          --        (280,500)        (340)      (128,574)      (113,324)         --
                                               ----------------------------------------------------------------------------------
         Net expenses........................      848,772      7,717,327      386,735      2,017,363      2,659,539      354,126
                                               ----------------------------------------------------------------------------------
   Net investment income (loss)..............    3,053,169      3,151,922      (18,749)     2,133,844        326,945       52,387
                                               ----------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................    3,968,655    (45,303,894)   2,600,032      4,350,347      1,506,896       57,945
     Net realized gain (loss) on securities
       sold short............................          --             --           --             --             --           --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................          --             --           --          (8,176)           --           --
     Net realized gain (loss) on futures and
       options contracts.....................          --             --           --             --             --           --
     Change in unrealized appreciation
       (depreciation) on investments.........   22,930,188    356,869,094    4,544,977     55,390,111     74,224,871    9,855,419
     Change in unrealized appreciation
       (depreciation) on matured
       securities............................          --             --           --             --             --           --
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................          --             --           --          (5,634)           --           --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................          --             --           --             --             --           --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................          --             --           --             --             --           --
     Change in accrued capital gains tax on
       unrealized appreciation
       (depreciation)........................          --             --           --             --             --           --
                                               ----------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   26,898,843    311,565,200    7,145,009     59,726,648     75,731,767    9,913,364
                                               ----------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $29,952,012   $314,717,122   $7,126,260    $61,860,492    $76,058,712   $9,965,751
                                               ==================================================================================

   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $       --    $    156,670   $      --     $    34,724    $       817   $      870
                                               ==================================================================================
    ** Net of foreign withholding taxes on
       capital gains of......................  $       --    $        --    $      --     $       --     $       --    $      --
                                               ==================================================================================
   *** See Note 1


                                                  REAL
                                                 ESTATE
   ------------------------------------------  -----------
   INCOME:
     Interest................................  $    70,316
     Dividends...............................    6,304,965
                                               -----------
         Total income*.......................    6,375,281
                                               -----------
   EXPENSES:
     Management fees.........................    1,092,609
     Custodian fees..........................       61,670
     Service fees, Class 2...................       25,501
     Service fees, Class 3...................       11,775
     Distribution fees, Class 1..............          --
     Distribution fees, Class 2..............          --
     Distribution fees, Class 3..............          --
     Reports to investors....................       26,287
     Audit and tax fees......................       27,768
     Legal fees..............................       10,097
     Trustees' fees..........................        1,600
     Interest expense........................          --
     Interest expense on securities sold
       short.................................          --
     Other expenses..........................        4,440
                                               -----------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........    1,261,747
         Expenses reimbursed by the
           adviser...........................          --
         Custody credits earned on cash
           balances..........................          (37)
         Fee paid indirectly (Note 5)........          --
                                               -----------
         Net expenses........................    1,261,710
                                               -----------
   Net investment income (loss)..............    5,113,571
                                               -----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................    6,377,585
     Net realized gain (loss) on securities
       sold short............................          --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................          --
     Net realized gain (loss) on futures and
       options contracts.....................          --
     Change in unrealized appreciation
       (depreciation) on investments.........   41,520,146
     Change in unrealized appreciation
       (depreciation) on matured
       securities............................          --
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................          --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................          --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................          --
     Change in accrued capital gains tax on
       unrealized appreciation
       (depreciation)........................          --
                                               -----------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   47,897,731
                                               -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $53,011,302
                                               ===========
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $       --
                                               ===========
    ** Net of foreign withholding taxes on
       capital gains of......................  $       --
                                               ===========
   *** See Note 1

    See Notes to Financial Statements

---------------------
    174

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2004

                                                 SMALL          MFS
                                                COMPANY       MID-CAP     AGGRESSIVE       GROWTH         MARSICO
                                                 VALUE        GROWTH        GROWTH      OPPORTUNITIES     GROWTH      TECHNOLOGY
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $    2,725   $   120,566   $    73,608    $   57,672     $    50,595   $     7,679
     Dividends...............................      86,680       708,412       691,110       109,175         713,849        77,350
                                               ---------------------------------------------------------------------------------
         Total income*.......................      89,405       828,978       764,718       166,847         764,444        85,029
                                                ---------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................      69,321     1,559,861     1,349,632       229,472         863,834       599,129
     Custodian fees..........................      49,330        62,698        58,036        51,156          57,884        53,888
     Service fees, Class 2...................         --         56,945        15,177         8,240          45,135         1,632
     Service fees, Class 3...................         --         34,315         3,537         2,705          16,248         1,325
     Distribution fees, Class 1..............         --         71,762           --            --              --         31,031
     Distribution fees, Class 2..............         --         17,431           --            --              --          6,200
     Distribution fees, Class 3..............         --          6,302           --            --              --          2,199
     Reports to investors....................       4,234        37,784        29,778         5,159          16,712         9,263
     Audit and tax fees......................      26,248        28,091        28,336        26,211          26,406        26,508
     Legal fees..............................       6,324        12,490        11,086         6,391           9,308         7,793
     Trustees' fees..........................         --          4,417         4,049           758           2,118         1,156
     Interest expense........................         --            --         11,362           --              --          2,017
     Interest expense on securities sold
       short.................................         --            --            --            --              --            --
     Other expenses..........................       1,565         5,424         7,493         1,811           2,358        18,410
                                                ---------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........     157,022     1,897,520     1,518,486       331,903       1,040,003       760,551
         Expenses reimbursed by the
           adviser...........................     (46,071)          --            --        (17,203)         (1,713)          --
         Custody credits earned on cash
           balances..........................         (35)         (123)         (462)         (641)           (467)         (120)
         Fee paid indirectly (Note 5)........         --        (95,495)          --            --              --        (39,430)
                                                ---------------------------------------------------------------------------------
         Net expenses........................     110,916     1,801,902     1,518,024       314,059       1,037,823       721,001
                                               ---------------------------------------------------------------------------------
   Net investment income (loss)..............     (21,511)     (972,924)     (753,306)     (147,212)       (273,379)     (635,972)
                                                ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................     120,564    21,323,046     2,476,090     3,488,015       1,945,341     3,779,732
     Net realized gain (loss) on securities
       sold short............................         --            --            --            --              --            --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................         146         2,855           --            --          (84,455)          --
     Net realized gain (loss) on futures and
       options contracts.....................         --            --         28,007           --              --            --
     Change in unrealized appreciation
       (depreciation) on investments.........   2,313,851    53,242,031    50,120,004     5,968,876      23,857,519    18,130,268
     Change in unrealized appreciation
       (depreciation) on matured
       securities............................         --            --            --            --              --            --
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................         --          5,108           --            --          (24,745)          --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................         --            --       (235,245)          --              --            --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................         --            --            --            --              --            --
     Change in accrued capital gains tax on
       unrealized appreciation
       (depreciation)........................         --            --            --            --              --            --
                                                ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   2,434,561    74,573,040    52,388,856     9,456,891      25,693,660    21,910,000
                                                ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $2,413,050   $73,600,116   $51,635,550    $9,309,679     $25,420,281   $21,274,028
                                                =================================================================================
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $    1,216   $     2,006   $     8,895    $      429     $     6,817   $       457
                                                =================================================================================
    ** Net of foreign withholding taxes on
       capital gains of......................  $      --    $       --    $       --     $      --      $       --    $       --
                                               =================================================================================

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2004

                                                          SMALL &     INTERNATIONAL
                                                          MID CAP       GROWTH &        GLOBAL
                                                           VALUE         INCOME        EQUITIES
   ----------------------------------------------------------------------------------------------
   INCOME:
     Interest.........................................  $     6,835    $    64,755    $     4,011
     Dividends........................................      463,621      5,938,006      2,892,550
                                                        -----------------------------------------
         Total income*................................      470,456      6,002,761      2,896,561
                                                        -----------------------------------------
   EXPENSES:
     Management fees..................................      368,613      2,202,868      1,923,640
     Custodian fees...................................       53,287        414,094        218,589
     Service fees, Class 2............................       21,065         33,103         17,561
     Service fees, Class 3............................       40,435         19,376          3,727
     Distribution fees, Class 1.......................          --         106,962         64,488
     Distribution fees, Class 2.......................          --          11,905          3,240
     Distribution fees, Class 3.......................          --           4,181            412
     Reports to investors.............................        3,706         42,897         38,420
     Audit and tax fees...............................       41,866         41,352         41,868
     Legal fees.......................................        1,124         12,364         12,205
     Trustees' fees...................................          643          4,806          5,271
     Interest expense.................................          --           4,914          7,706
     Interest expense on securities sold short........          --             --             --
     Other expenses...................................        1,497         13,396         19,417
                                                        -----------------------------------------
         Total expenses before reimbursements, custody
           credits and fees paid indirectly...........      532,236      2,912,218      2,356,544
         Expenses reimbursed by the adviser...........      (17,455)           --             --
         Custody credits earned on cash balances......          (18)          (406)          (778)
         Fee paid indirectly (Note 5).................          --        (123,048)       (68,140)
                                                        -----------------------------------------
         Net expenses.................................      514,763      2,788,764      2,287,626
                                                        -----------------------------------------
   Net investment income (loss).......................      (44,307)     3,213,997        608,935
                                                        -----------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
     Net realized gain (loss) on investments**........      690,808      4,098,591     (6,568,863)
     Net realized gain (loss) on securities sold
       short..........................................          --             --             --
     Net realized foreign exchange gain (loss) on
       other assets and liabilities...................          --          81,979         85,519
     Net realized gain (loss) on futures and options
       contracts......................................          --             --             --
     Change in unrealized appreciation (depreciation)
       on investments.................................   10,341,471     80,125,442     78,283,569
     Change in unrealized appreciation (depreciation)
       on matured securities..........................           --             --             --
     Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities................          --         (25,205)        (8,553)
     Change in unrealized appreciation (depreciation)
       on futures and options contracts...............          --             --             --
     Change in unrealized appreciation (depreciation)
       on securities sold short.......................          --             --             --
     Change in accrued capital gains tax on unrealized
       appreciation (depreciation)....................          --         (79,971)           --
                                                        -----------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies...............   11,032,279     84,200,836     71,791,672
                                                        -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS..................................  $10,987,972    $87,414,833    $72,400,607
                                                        =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of....................................  $     1,080    $   729,816    $   179,040
                                                        =========================================
   ** Net of foreign withholding taxes on capital
      gains of........................................  $       --     $    78,342    $       --
                                                        =========================================

                                                        INTERNATIONAL
                                                         DIVERSIFIED     EMERGING       FOREIGN
                                                          EQUITIES        MARKETS        VALUE
   ---------------------------------------------------  -----------------------------------------
   INCOME:
     Interest.........................................   $    99,983    $    27,793   $    31,965
     Dividends........................................     4,538,811      2,377,800       751,659
                                                        -----------------------------------------
         Total income*................................     4,638,794      2,405,593       783,624
                                                        -----------------------------------------
   EXPENSES:
     Management fees..................................     2,040,632      1,032,640       510,386
     Custodian fees...................................       368,974        168,399        85,020
     Service fees, Class 2............................        28,302          7,455        26,282
     Service fees, Class 3............................        40,575          4,119        60,694
     Distribution fees, Class 1.......................         7,739         80,846           --
     Distribution fees, Class 2.......................           864          5,287           --
     Distribution fees, Class 3.......................           743          1,753           --
     Reports to investors.............................        33,059         16,378         5,467
     Audit and tax fees...............................        41,130         39,833        58,369
     Legal fees.......................................        11,686          8,850         1,532
     Trustees' fees...................................         4,288          1,755           891
     Interest expense.................................           --           5,094           --
     Interest expense on securities sold short........           --             --            --
     Other expenses...................................        12,673          4,712         1,534
                                                        -----------------------------------------
         Total expenses before reimbursements, custody
           credits and fees paid indirectly...........     2,590,665      1,377,121       750,175
         Expenses reimbursed by the adviser...........           --             --        (13,231)
         Custody credits earned on cash balances......           (64)          (327)         (263)
         Fee paid indirectly (Note 5).................        (9,346)       (87,886)          --
                                                        -----------------------------------------
         Net expenses.................................     2,581,255      1,288,908       736,681
                                                        -----------------------------------------
   Net investment income (loss).......................     2,057,539      1,116,685        46,943
                                                        -----------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
     Net realized gain (loss) on investments**........    (7,242,788)     5,881,684       806,099
     Net realized gain (loss) on securities sold
       short..........................................           --             --            --
     Net realized foreign exchange gain (loss) on
       other assets and liabilities...................     3,546,836       (110,043)      (11,638)
     Net realized gain (loss) on futures and options
       contracts......................................     2,354,116            --            --
     Change in unrealized appreciation (depreciation)
       on investments.................................    69,526,238     33,841,875    16,341,557
     Change in unrealized appreciation (depreciation)
       on matured securities..........................            --             --            --
     Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities................        45,266         16,658         3,969
     Change in unrealized appreciation (depreciation)
       on futures and options contracts...............     1,057,094            --            --
     Change in unrealized appreciation (depreciation)
       on securities sold short.......................           --             --            --
     Change in accrued capital gains tax on unrealized
       appreciation (depreciation)....................      (214,176)      (656,468)          --
                                                        -----------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies...............    69,072,586     38,973,706    17,139,987
                                                        -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS..................................   $71,130,125    $40,090,391   $17,186,930
                                                        =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of....................................   $   551,649    $   296,274   $    92,268
                                                        =========================================
   ** Net of foreign withholding taxes on capital
      gains of........................................   $       --     $    99,190   $       --
                                                        =========================================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                        CASH                        CORPORATE
                                                     MANAGEMENT                       BOND
                                            ----------------------------------------------------------
                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                            ----------------------------   ---------------------------
                                             JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,
                                                2004            2003           2004           2003
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   2,870,485   $  8,600,467   $ 20,142,152   $ 20,422,368
   Net realized gain (loss) on
     investments..........................         (5,964)        29,641      2,671,024    (12,086,896)
   Net realized gain (loss) on securities
     sold short...........................            --             --             --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................            --             --             --             --
   Net realized gain (loss) on futures and
     options contracts....................            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments........          4,660       (308,964)    17,554,796     11,113,528
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................            --             --             --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................            --             --             --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................            --             --             --             --
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      2,869,181      8,321,144     40,367,972     19,449,000
                                            ----------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......     (6,334,787)   (20,578,900)   (16,335,449)   (16,048,501)
   Net investment income -- Class 2*......     (1,201,805)    (2,147,100)    (2,990,626)    (1,843,499)
   Net investment income -- Class 3*......     (1,056,430)           --      (1,119,413)           --
   Net realized gain on
     investments -- Class 1*..............            --             --             --             --
   Net realized gain on
     investments -- Class 2*..............            --             --             --             --
   Net realized gain on
     investments -- Class 3*..............            --             --             --             --
                                            ----------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................     (8,593,022)   (22,726,000)   (20,445,488)   (17,892,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (186,248,442)   (57,567,262)    36,361,613     35,618,324
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (191,972,283)   (71,972,118)    56,284,097     37,175,324
   NET ASSETS:
   Beginning of period....................  $ 550,861,105   $622,833,223   $306,618,004   $269,442,680
                                            ----------------------------------------------------------
   End of period..........................  $ 358,888,822   $550,861,105   $362,902,101   $306,618,004
                                            ==========================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $   2,870,485   $  8,593,022   $ 20,069,817   $ 20,381,128
                                            ==========================================================
   * See Note 1


                                                       GLOBAL
                                                        BOND
                                            ----------------------------
                                                 FOR THE YEAR ENDED
                                            ----------------------------
                                            JANUARY 31,     JANUARY 31,
                                                2004           2003
   ---------------------------------------  ----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,441,344   $  5,582,602
   Net realized gain (loss) on
     investments..........................    17,458,927      2,629,948
   Net realized gain (loss) on securities
     sold short...........................           --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................   (14,924,864)   (14,134,385)
   Net realized gain (loss) on futures and
     options contracts....................        71,134     (2,324,839)
   Change in unrealized appreciation
     (depreciation) on investments........    (3,515,897)    19,858,934
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................           --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................     1,878,555     (2,572,018)
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................      (267,074)      (273,608)
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................           --             --
                                            ----------------------------
   Net increase (decrease) in net assets
     resulting from operations............     5,142,125      8,766,634
                                            ----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......           --      (2,240,591)
   Net investment income -- Class 2*......           --        (127,409)
   Net investment income -- Class 3*......           --             --
   Net realized gain on
     investments -- Class 1*..............           --      (1,795,619)
   Net realized gain on
     investments -- Class 2*..............           --        (107,381)
   Net realized gain on
     investments -- Class 3*..............           --             --
                                            ----------------------------
   Total dividends and distributions to
     shareholders.........................           --      (4,271,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (11,487,517)    (8,986,332)
                                            ----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (6,345,392)    (4,490,698)
   NET ASSETS:
   Beginning of period....................  $143,938,610   $148,429,308
                                            ----------------------------
   End of period..........................  $137,593,218   $143,938,610
                                            ============================
   ---------------
   Undistributed net investment income
     (loss)...............................  $ (1,563,427)  $ (4,323,590)
                                            ============================
   * See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    HIGH-YIELD                     WORLDWIDE
                                                       BOND                       HIGH INCOME
                                            ---------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                            ---------------------------   ---------------------------
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,
                                                2004           2003           2004           2003
   --------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 29,519,511   $ 23,532,928   $  6,968,100   $  8,059,491
   Net realized gain (loss) on
     investments..........................    12,909,855    (40,721,833)    (1,416,145)   (23,799,214)
   Net realized gain (loss) on securities
     sold short...........................      (386,193)      (209,625)           --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................       (10,788)           --        (322,525)      (415,234)
   Net realized gain (loss) on futures and
     options contracts....................           --             --        (350,249)      (517,872)
   Change in unrealized appreciation
     (depreciation) on investments........    50,043,016     10,317,359     17,000,089     16,572,002
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................      (202,500)            --             --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................        (1,244)            14         45,649       (115,187)
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --        (204,675)      (278,138)      (121,122)
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................       158,801            --             --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................           --             --             --             --
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    92,030,458     (7,285,832)    21,646,781       (337,136)
                                            ---------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......   (19,768,997)   (30,907,511)    (7,298,299)   (11,114,168)
   Net investment income -- Class 2*......    (2,620,814)    (2,094,489)      (475,914)      (270,832)
   Net investment income -- Class 3*......    (1,357,697)           --         (49,232)           --
   Net realized gain on
     investments -- Class 1*..............           --             --             --             --
   Net realized gain on
     investments -- Class 2*..............           --             --             --             --
   Net realized gain on
     investments -- Class 3*..............           --             --             --             --
                                            ---------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................   (23,747,508)   (33,002,000)    (7,823,445)   (11,385,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    72,817,066     23,112,998      5,151,054     (1,704,690)
                                            ---------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   141,100,016    (17,174,834)    18,974,390    (13,426,826)
   NET ASSETS:
   Beginning of period....................  $243,455,432   $260,630,266   $ 81,200,573   $ 94,627,399
                                            ---------------------------------------------------------
   End of period..........................  $384,555,448   $243,455,432   $100,174,963   $ 81,200,573
                                            =========================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $ 29,319,562   $ 23,558,347   $  5,867,155   $  6,616,610
                                            =========================================================
   * See Note 1


                                                     SUNAMERICA
                                                      BALANCED
                                            -----------------------------
                                                 FOR THE YEAR ENDED
                                            -----------------------------
                                            JANUARY 31,     JANUARY 31,
                                                2004            2003
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,864,553   $   7,633,965
   Net realized gain (loss) on
     investments..........................    (9,205,438)    (69,127,227)
   Net realized gain (loss) on securities
     sold short...........................           --              --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           --              --
   Net realized gain (loss) on futures and
     options contracts....................           --              --
   Change in unrealized appreciation
     (depreciation) on investments........    61,718,246      (5,061,390)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................            --              --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................           --              --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --              --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --              --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................           --              --
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............    57,377,361     (66,554,652)
                                            -----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......    (7,022,186)     (9,680,010)
   Net investment income -- Class 2*......      (523,720)       (477,990)
   Net investment income -- Class 3*......       (80,906)            --
   Net realized gain on
     investments -- Class 1*..............           --              --
   Net realized gain on
     investments -- Class 2*..............           --              --
   Net realized gain on
     investments -- Class 3*..............           --              --
                                            -----------------------------
   Total dividends and distributions to
     shareholders.........................    (7,626,812)    (10,158,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (28,040,782)    (69,752,564)
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    21,709,767    (146,465,216)
   NET ASSETS:
   Beginning of period....................  $330,822,277   $ 477,287,493
                                            -----------------------------
   End of period..........................  $352,532,044   $ 330,822,277
                                            =============================
   ---------------
   Undistributed net investment income
     (loss)...............................  $  4,864,553   $   7,626,812
                                            =============================
   * See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     MFS TOTAL                     TELECOM                       EQUITY
                                                      RETURN                       UTILITY                       INCOME
                                            -------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                            ---------------------------   --------------------------   --------------------------
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,    JANUARY 31,   JANUARY 31,
                                                2004           2003          2004           2003          2004           2003
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 16,800,565   $ 16,080,666   $ 2,606,156   $  3,268,674   $  101,135    $   134,470
   Net realized gain (loss) on
     investments..........................    13,393,966    (26,434,947)      (65,903)   (25,279,128)    (272,717)      (164,118)
   Net realized gain (loss) on securities
     sold short...........................           --             --            --             --           --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................         6,871         30,688           506             47          --             --
   Net realized gain (loss) on futures and
     options contracts....................           --             --            --          70,974          --             --
   Change in unrealized appreciation
     (depreciation) on investments........   105,650,730    (27,869,423)    8,747,377      3,063,963    2,212,744     (1,441,264)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................           --             --            --             --           --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................        (3,345)        15,397           --             --           --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --             --            --             --           --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --             --            --             --           --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................           --             --            --             --           --             --
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............   135,848,787    (38,177,619)   11,288,136    (18,875,470)   2,041,162     (1,470,912)
                                            -------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......   (24,520,410)   (10,216,871)   (2,997,326)    (5,914,202)    (124,547)      (138,000)
   Net investment income -- Class 2*......    (5,037,521)    (1,299,129)     (212,309)      (297,798)         --             --
   Net investment income -- Class 3*......    (1,642,445)           --        (10,601)           --           --             --
   Net realized gain on
     investments -- Class 1*..............           --      (6,426,532)          --             --           --             --
   Net realized gain on
     investments -- Class 2*..............           --        (853,468)          --             --           --             --
   Net realized gain on
     investments -- Class 3*..............           --             --            --             --           --             --
                                            -------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................   (31,200,376)   (18,796,000)   (3,220,236)    (6,212,000)    (124,547)      (138,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   110,901,983    182,600,376    (9,698,179)    (4,548,491)     349,060         (1,617)
                                            -------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   215,550,394    125,626,757    (1,630,279)   (29,635,961)   2,265,675     (1,610,529)
   NET ASSETS:
   Beginning of period....................  $615,242,040   $489,615,283   $56,550,627   $ 86,186,588   $6,449,473    $ 8,060,002
                                            -------------------------------------------------------------------------------------
   End of period..........................  $830,792,434   $615,242,040   $54,920,348   $ 56,550,627   $8,715,148    $ 6,449,473
                                            =====================================================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $  1,632,043   $ 16,093,850   $ 2,642,114   $  3,256,194   $  101,135    $   124,718
                                            =====================================================================================
   * See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      EQUITY
                                                      INDEX                       GROWTH-INCOME
                                            ------------------------------------------------------------
                                                FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            --------------------------   -------------------------------
                                            JANUARY 31,   JANUARY 31,     JANUARY 31,      JANUARY 31,
                                               2004           2003            2004             2003
   -----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   513,854   $    470,222   $    6,409,220   $    9,418,103
   Net realized gain (loss) on
     investments..........................     (116,619)    (2,497,019)      48,237,059     (114,798,914)
   Net realized gain (loss) on securities
     sold short...........................          --             --               --               --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................          --            (812)             --               --
   Net realized gain (loss) on futures and
     options contracts....................      115,446        (83,627)       3,257,432      (16,299,257)
   Change in unrealized appreciation
     (depreciation) on investments........   11,913,599     (9,816,524)     217,351,252     (173,239,239)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................          --             --               --               --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................          --             --               --               --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................       74,343        (27,793)       2,746,063       (2,341,938)
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................          --             --               --               --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................          --             --               --               --
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............   12,500,623    (11,955,553)     278,001,026     (297,261,245)
                                            ------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......     (463,680)      (430,000)      (8,970,910)      (9,602,620)
   Net investment income -- Class 2*......          --             --          (382,328)        (282,380)
   Net investment income -- Class 3*......          --             --           (58,939)             --
   Net realized gain on
     investments -- Class 1*..............          --             --               --               --
   Net realized gain on
     investments -- Class 2*..............          --             --               --               --
   Net realized gain on
     investments -- Class 3*..............          --             --               --               --
                                            ------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................     (463,680)      (430,000)      (9,412,177)      (9,885,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................       (6,928)    (1,462,207)    (141,640,992)    (242,693,330)
                                            ------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   12,030,015    (13,847,760)     126,947,857     (549,839,575)
   NET ASSETS:
   Beginning of period....................  $37,586,152   $ 51,433,912   $  915,337,822   $1,465,177,397
                                            ------------------------------------------------------------
   End of period..........................  $49,616,167   $ 37,586,152   $1,042,285,679   $  915,337,822
                                            ============================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $   509,205   $    463,680   $    6,409,220   $    9,412,177
                                            ============================================================
   * See Note 1

                                                     FEDERATED
                                                      AMERICAN
                                                      LEADERS*
                                            ----------------------------
                                                 FOR THE YEAR ENDED
                                            ----------------------------
                                            JANUARY 31,     JANUARY 31,
                                                2004           2003
   ---------------------------------------  ----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,591,506   $  3,468,959
   Net realized gain (loss) on
     investments..........................    (3,170,718)   (15,411,308)
   Net realized gain (loss) on securities
     sold short...........................           --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           --             --
   Net realized gain (loss) on futures and
     options contracts....................           --             --
   Change in unrealized appreciation
     (depreciation) on investments........    63,980,420    (46,635,138)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................           --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................           --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................           --             --
                                            ----------------------------
   Net increase (decrease) in net assets
     resulting from operations............    64,401,208    (58,577,487)
                                            ----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......    (3,127,828)    (2,507,561)
   Net investment income -- Class 2*......      (272,374)      (152,439)
   Net investment income -- Class 3*......       (66,453)           --
   Net realized gain on
     investments -- Class 1*..............           --             --
   Net realized gain on
     investments -- Class 2*..............           --             --
   Net realized gain on
     investments -- Class 3*..............           --             --
                                            ----------------------------
   Total dividends and distributions to
     shareholders.........................    (3,466,655)    (2,660,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (14,274,820)    (7,114,738)
                                            ----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    46,659,733    (68,352,225)
   NET ASSETS:
   Beginning of period....................  $209,203,825   $277,556,050
                                            ----------------------------
   End of period..........................  $255,863,558   $209,203,825
                                            ============================
   ---------------
   Undistributed net investment income
     (loss)...............................  $  3,591,507   $  3,466,656
                                            ============================
   * See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         DAVIS
                                                        VENTURE                        "DOGS" OF
                                                         VALUE                        WALL STREET
                                            -------------------------------------------------------------
                                                  FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            -------------------------------   ---------------------------
                                             JANUARY 31,      JANUARY 31,     JANUARY 31,    JANUARY 31,
                                                 2004             2003            2004           2003
   ------------------------------------------------------------------------------------------------------
   OPERATIONS
   Net investment income (loss)...........  $   19,375,078   $   16,198,949   $  3,053,169   $  3,085,325
   Net realized gain (loss) on
     investments..........................     (55,977,741)    (135,399,807)     3,968,655     (7,400,224)
   Net realized gain (loss) on securities
     sold short...........................             --               --             --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................        (162,199)             151            --             --
   Net realized gain (loss) on futures and
     options contracts....................             --               --             --             --
   Change in unrealized appreciation
     (depreciation) on investments........     674,072,762     (244,459,370)    22,930,188    (15,667,011)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................              --               --             --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................          (1,914)             --             --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................             --               --             --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................             --               --             --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................             --               --             --             --
                                            -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     637,305,986     (363,660,077)    29,952,012    (19,981,910)
                                            -------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......     (14,827,986)     (11,666,139)    (2,565,250)    (2,160,200)
   Net investment income -- Class 2*......      (1,015,385)        (438,861)      (406,812)      (142,800)
   Net investment income -- Class 3*......        (345,416)             --        (110,587)           --
   Net realized gain on
     investments -- Class 1*..............             --               --             --             --
   Net realized gain on
     investments -- Class 2*..............             --               --             --             --
   Net realized gain on
     investments -- Class 3*..............             --               --             --             --
                                            -------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................     (16,188,787)     (12,105,000)    (3,082,649)    (2,303,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (68,224,010)    (265,454,510)    (5,385,474)    17,054,220
                                            -------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     552,893,189     (641,219,587)    21,483,889     (5,230,690)
   NET ASSETS:
   Beginning of period....................  $1,715,656,468   $2,356,876,055   $110,406,582   $115,637,272
                                            -------------------------------------------------------------
   End of period..........................  $2,268,549,657   $1,715,656,468   $131,890,471   $110,406,582
                                            =============================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $   19,212,879   $   16,395,204   $  3,053,168   $  3,082,648
                                            =============================================================
   * See Note 1


                                                        ALLIANCE
                                                         GROWTH
                                            --------------------------------
                                                   FOR THE YEAR ENDED
                                            --------------------------------
                                             JANUARY 31,       JANUARY 31,
                                                 2004             2003
   ---------------------------------------  --------------------------------
   OPERATIONS
   Net investment income (loss)...........  $    3,151,922   $    2,783,569
   Net realized gain (loss) on
     investments..........................     (45,303,894)    (360,712,894)
   Net realized gain (loss) on securities
     sold short...........................             --               --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................             --               --
   Net realized gain (loss) on futures and
     options contracts....................             --               --
   Change in unrealized appreciation
     (depreciation) on investments........     356,869,094     (180,666,475)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................              --               --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................             --               --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................             --               --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................             --               --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................             --               --
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     314,717,122     (538,595,800)
                                            --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......      (2,702,481)      (3,653,155)
   Net investment income -- Class 2*......         (64,464)         (71,845)
   Net investment income -- Class 3*......         (12,773)             --
   Net realized gain on
     investments -- Class 1*..............             --               --
   Net realized gain on
     investments -- Class 2*..............             --               --
   Net realized gain on
     investments -- Class 3*..............             --               --
                                            --------------------------------
   Total dividends and distributions to
     shareholders.........................      (2,779,718)      (3,725,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (163,023,250)    (354,529,928)
                                            --------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     148,914,154     (896,850,728)
   NET ASSETS:
   Beginning of period....................  $1,052,182,450   $1,949,033,178
                                            --------------------------------
   End of period..........................  $1,201,096,604   $1,052,182,450
                                            ================================
   ---------------
   Undistributed net investment income
     (loss)...............................  $    3,151,922   $    2,779,718
                                            ================================
   * See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                  GOLDMAN SACHS               MFS MASSACHUSETTS
                                                     RESEARCH                  INVESTORS TRUST*
                                            ---------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                            --------------------------   ----------------------------
                                            JANUARY 31,   JANUARY 31,    JANUARY 31,     JANUARY 31,
                                               2004           2003           2004           2003
   --------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   (18,749)  $    (67,746)  $  2,133,844   $   2,078,868
   Net realized gain (loss) on
     investments..........................    2,600,032    (11,746,086)     4,350,347     (45,033,503)
   Net realized gain (loss) on securities
     sold short...........................          --             --             --              --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................          --             --          (8,176)         31,572
   Net realized gain (loss) on futures and
     options contracts....................          --        (264,752)           --              --
   Change in unrealized appreciation
     (depreciation) on investments........    4,544,977      3,112,310     55,390,111     (27,336,847)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................           --             --             --              --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................          --             --          (5,634)         16,218
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................          --             703            --              --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................          --             --             --              --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................          --             --             --              --
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    7,126,260     (8,965,571)    61,860,492     (70,243,692)
                                            ---------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......          --             --      (1,856,895)     (2,103,304)
   Net investment income -- Class 2*......          --                       (173,903)       (108,696)
   Net investment income -- Class 3*......          --             --         (71,576)            --
   Net realized gain on
     investments -- Class 1*..............          --             --             --              --
   Net realized gain on
     investments -- Class 2*..............          --             --             --              --
   Net realized gain on
     investments -- Class 3*..............          --             --             --              --
                                            ---------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................          --             --      (2,102,374)     (2,212,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (4,304,328)     6,567,532     (5,390,340)    (27,678,450)
                                            ---------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    2,821,932     (2,398,039)    54,367,778    (100,134,142)
   NET ASSETS:
   Beginning of period....................  $28,032,222   $ 30,430,261   $228,943,150   $ 329,077,292
                                            ---------------------------------------------------------
   End of period..........................  $30,854,154   $ 28,032,222   $283,310,928   $ 228,943,150
                                            =========================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $       --    $        --    $  2,121,582   $   2,098,288
                                            =========================================================
   * See Note 1


                                                   PUTNAM GROWTH:
                                                      VOYAGER*
                                            -----------------------------
                                                 FOR THE YEAR ENDED
                                            -----------------------------
                                            JANUARY 31,     JANUARY 31,
                                                2004            2003
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    326,945   $     751,068
   Net realized gain (loss) on
     investments..........................     1,506,896     (93,165,500)
   Net realized gain (loss) on securities
     sold short...........................           --              --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           --              --
   Net realized gain (loss) on futures and
     options contracts....................           --              --
   Change in unrealized appreciation
     (depreciation) on investments........    74,224,871     (22,969,495)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................            --              --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................           --              --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --              --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --              --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................           --              --
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............    76,058,712    (115,383,927)
                                            -----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......      (735,034)       (620,435)
   Net investment income -- Class 2*......       (13,201)         (7,065)
   Net investment income -- Class 3*......        (1,588)            --
   Net realized gain on
     investments -- Class 1*..............           --              --
   Net realized gain on
     investments -- Class 2*..............           --              --
   Net realized gain on
     investments -- Class 3*..............           --              --
                                            -----------------------------
   Total dividends and distributions to
     shareholders.........................      (749,823)       (627,500)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (54,310,131)    (93,942,584)
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    20,998,758    (209,954,011)
   NET ASSETS:
   Beginning of period....................  $280,753,120   $ 490,707,131
                                            -----------------------------
   End of period..........................  $301,751,878   $ 280,753,120
                                            =============================
   ---------------
   Undistributed net investment income
     (loss)...............................  $    326,945   $     749,823
                                            =============================
   * See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    BLUE CHIP                       REAL                     SMALL COMPANY
                                                      GROWTH                       ESTATE                        VALUE
                                            -------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDED           FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                            --------------------------   ---------------------------   --------------------------
                                            JANUARY 31,   JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,
                                               2004           2003           2004           2003          2004           2003
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    52,387   $     53,001   $  5,113,571   $  4,421,891      (21,511)   $   (26,206)
   Net realized gain (loss) on
     investments..........................       57,945     (6,957,476)     6,377,585      1,395,082      120,564       (402,575)
   Net realized gain (loss) on securities
     sold short...........................          --             --             --             --           --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................          --             --             --             --           146              3
   Net realized gain (loss) on futures and
     options contracts....................          --             --             --             --           --             --
   Change in unrealized appreciation
     (depreciation) on investments........    9,855,419     (3,114,042)    41,520,146     (5,013,312)   2,313,851       (651,541)
   Change in unrealized appreciation
     (depreciation) on matured
     securities...........................           --             --             --             --           --             --
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................          --             --             --             --           --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................          --             --             --             --           --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................          --             --             --             --           --             --
   Change in accrued capital gains tax on
     unrealized appreciation
     (depreciation).......................          --             --             --             --           --             --
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    9,965,751    (10,018,517)    53,011,302        803,661    2,413,050     (1,080,319)
                                            -------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*......      (46,789)       (65,119)    (3,211,729)    (2,738,373)         --             --
   Net investment income -- Class 2*......       (3,369)       (13,381)      (473,315)      (207,627)         --             --
   Net investment income -- Class 3*......          --             --        (151,743)           --           --             --
   Net realized gain on
     investments -- Class 1*..............          --             --             --             --           --        (375,000)
   Net realized gain on
     investments -- Class 2*..............          --             --             --             --           --             --
   Net realized gain on
     investments -- Class 3*..............          --             --             --             --           --             --
                                            -------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................      (50,158)       (78,500)    (3,836,787)    (2,946,000)         --        (375,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   13,518,622      6,519,368     18,097,359     22,254,155      367,101      1,181,007
                                            -------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   23,434,215     (3,577,649)    67,271,874     20,111,816    2,780,151       (274,312)
   NET ASSETS:
   Beginning of period....................  $28,388,652   $ 31,966,301   $107,631,887   $ 87,520,071   $5,782,151    $ 6,056,463
                                            -------------------------------------------------------------------------------------
   End of period..........................  $51,822,867   $ 28,388,652   $174,903,761   $107,631,887   $8,562,302    $ 5,782,151
                                            =====================================================================================
   ---------------
   Undistributed net investment income
     (loss)...............................  $    52,387   $     50,158   $  5,113,571   $  3,612,019   $      --     $       --
                                            =====================================================================================
   * See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                          MFS MID-CAP                     AGGRESSIVE
                                                             GROWTH                         GROWTH
                                                  -----------------------------------------------------------
                                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                  ----------------------------   ----------------------------
                                                  JANUARY 31,     JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                      2004           2003            2004           2003
   ----------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $   (972,924)  $    (915,504)  $   (753,306)  $    (542,171)
   Net realized gain (loss) on investments......    21,323,046    (209,754,468)     2,476,090     (54,733,625)
   Net realized gain (loss) on securities sold
     short......................................           --              --             --              --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............         2,855            (998)           --              --
   Net realized gain (loss) on futures and
     options contracts..........................           --              --          28,007         245,243
   Change in unrealized appreciation
     (depreciation) on investments..............    53,242,031      88,395,447     50,120,004      (8,064,170)
   Change in unrealized appreciation
     (depreciation) on matured securities.......           --              --             --              --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....         5,108             (52)           --              --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................           --              --        (235,245)            --
   Change in unrealized appreciation
     (depreciation) on securities sold short....           --              --             --              --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....           --              --             --              --
                                                  -----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    73,600,116    (122,275,575)    51,635,550     (63,094,723)
                                                  -----------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............           --              --             --         (614,475)
   Net investment income -- Class 2*............           --              --             --          (13,525)
   Net investment income -- Class 3*............           --              --             --              --
   Net realized gain on investments -- Class
     1*.........................................           --              --             --              --
   Net realized gain on investments -- Class
     2*.........................................           --              --             --              --
   Net realized gain on investments -- Class
     3*.........................................           --              --             --              --
                                                  -----------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................           --              --             --         (628,000)
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................    60,027,125     (17,443,471)      (436,206)    (68,638,463)
                                                  -----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   133,627,241    (139,719,046)    51,199,344    (132,361,186)
   NET ASSETS:
   Beginning of period..........................  $151,722,934   $ 291,441,980   $163,627,857   $ 295,989,043
                                                  -----------------------------------------------------------
   End of period................................  $285,350,175   $ 151,722,934   $214,827,201   $ 163,627,857
                                                  ===========================================================

   ---------------
   Undistributed net investment income (loss)...  $        --    $        (771)           --    $         --
                                                  ===========================================================
   * See Note 1


                                                            GROWTH
                                                        OPPORTUNITIES
                                                  --------------------------
                                                      FOR THE YEAR ENDED
                                                  --------------------------
                                                  JANUARY 31,   JANUARY 31,
                                                     2004           2003
   ---------------------------------------------  --------------------------
   OPERATIONS:
   Net investment income (loss).................  $  (147,212)  $   (147,362)
   Net realized gain (loss) on investments......    3,488,015    (12,341,210)
   Net realized gain (loss) on securities sold
     short......................................          --             --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............          --             --
   Net realized gain (loss) on futures and
     options contracts..........................          --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    5,968,876     (1,436,281)
   Change in unrealized appreciation
     (depreciation) on matured securities.......          --             --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....          --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................          --             --
   Change in unrealized appreciation
     (depreciation) on securities sold short....          --             --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....          --             --
                                                  --------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    9,309,679    (13,924,853)
                                                  --------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............          --             --
   Net investment income -- Class 2*............          --             --
   Net investment income -- Class 3*............          --             --
   Net realized gain on investments -- Class
     1*.........................................          --             --
   Net realized gain on investments -- Class
     2*.........................................          --             --
   Net realized gain on investments -- Class
     3*.........................................          --             --
                                                  --------------------------
   Total dividends and distributions to
     shareholders...............................          --             --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................   16,683,060     (5,462,381)
                                                  --------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   25,992,739    (19,387,234)
   NET ASSETS:
   Beginning of period..........................  $15,872,571   $ 35,259,805
                                                  --------------------------
   End of period................................  $41,865,310   $ 15,872,571
                                                  ==========================
   ---------------
   Undistributed net investment income (loss)...  $       --    $        --
                                                  ==========================
   * See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                           MARSICO
                                                            GROWTH                     TECHNOLOGY
                                                  -------------------------------------------------------
                                                      FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                  --------------------------   --------------------------
                                                  JANUARY 31,    JANUARY 31,   JANUARY 31,   JANUARY 31,
                                                      2004          2003          2004           2003
   ------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $   (273,379)  $   (88,957)  $  (635,972)  $   (372,091)
   Net realized gain (loss) on investments......     1,945,341    (6,151,560)    3,779,732    (21,883,624)
   Net realized gain (loss) on securities sold
     short......................................           --            --            --             --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............       (84,455)        8,029           --             --
   Net realized gain (loss) on futures and
     options contracts..........................           --            --            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    23,857,519    (3,473,185)   18,130,268      1,588,709
   Change in unrealized appreciation
     (depreciation) on matured securities.......            --            --            --             --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....       (24,745)        1,088           --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................           --            --            --             --
   Change in unrealized appreciation
     (depreciation) on securities sold short....           --            --            --             --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....           --            --            --             --
                                                  -------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    25,420,281    (9,704,585)   21,274,028    (20,667,006)
                                                  -------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............           --         (5,000)          --             --
   Net investment income -- Class 2*............           --            --            --             --
   Net investment income -- Class 3*............           --            --            --             --
   Net realized gain on investments -- Class
     1*.........................................           --            --            --             --
   Net realized gain on investments -- Class
     2*.........................................           --            --            --             --
   Net realized gain on investments -- Class
     3*.........................................           --            --            --             --
                                                  -------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................           --         (5,000)          --             --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................    48,677,952    53,900,431    29,883,570      6,658,561
                                                  -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......    74,098,233    44,190,846    51,157,598    (14,008,445)
   NET ASSETS:
   Beginning of period..........................  $ 63,019,715   $18,828,869   $28,459,957   $ 42,468,402
                                                  -------------------------------------------------------
   End of period................................  $137,117,948   $63,019,715   $79,617,555   $ 28,459,957
                                                  =======================================================

   ---------------
   Undistributed net investment income (loss)...  $     12,268   $       --    $       --    $        --
                                                  =======================================================
    * See Note 1
   @ For the period August 1, 2002 to January 31, 2003

                                                           SMALL &
                                                           MID CAP
                                                            VALUE
                                                  -------------------------
                                                     FOR THE YEAR ENDED
                                                  -------------------------
                                                  JANUARY 31,   JANUARY 31,
                                                     2004          2003@
   ---------------------------------------------  -------------------------
   OPERATIONS:
   Net investment income (loss).................  $   (44,307)  $   11,035
   Net realized gain (loss) on investments......      690,808       (2,021)
   Net realized gain (loss) on securities sold
     short......................................          --           --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............          --           --
   Net realized gain (loss) on futures and
     options contracts..........................          --           --
   Change in unrealized appreciation
     (depreciation) on investments..............   10,341,471      (74,199)
   Change in unrealized appreciation
     (depreciation) on matured securities.......           --           --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....          --           --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................          --           --
   Change in unrealized appreciation
     (depreciation) on securities sold short....          --           --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....          --           --
                                                  -------------------------
   Net increase (decrease) in net assets
     resulting from operations..................   10,987,972      (65,185)
                                                  -------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............          --           --
   Net investment income -- Class 2*............       (8,167)      (2,733)
   Net investment income -- Class 3*............       (2,255)        (567)
   Net realized gain on investments -- Class
     1*.........................................          --           --
   Net realized gain on investments -- Class
     2*.........................................     (116,004)         --
   Net realized gain on investments -- Class
     3*.........................................     (172,417)         --
                                                  -------------------------
   Total dividends and distributions to
     shareholders...............................     (298,843)      (3,300)
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................   49,974,759    8,061,403
                                                  -------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   60,663,888    7,992,918
   NET ASSETS:
   Beginning of period..........................  $ 7,992,918   $      --
                                                  -------------------------
   End of period................................  $68,656,806   $7,992,918
                                                  =========================
   ---------------
   Undistributed net investment income (loss)...  $       --    $    7,735
                                                  =========================
    * See Note 1
   @ For the period August 1, 2002 to January 31

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         INTERNATIONAL
                                                          GROWTH AND                       GLOBAL
                                                            INCOME                        EQUITIES
                                                  ----------------------------------------------------------
                                                      FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                  ---------------------------   ----------------------------
                                                  JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                      2004           2003           2004           2003
   ---------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $  3,213,997   $  2,661,537   $    608,935   $     621,199
   Net realized gain (loss) on investments......     4,098,591    (24,006,229)    (6,568,863)    (98,944,591)
   Net realized gain (loss) on securities sold
     short......................................           --             --             --              --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............        81,979        166,744         85,519          77,773
   Net realized gain (loss) on futures and
     options contracts..........................           --             --             --              --
   Change in unrealized appreciation
     (depreciation) on investments..............    80,125,442    (20,389,871)    78,283,569      10,428,201
   Change in unrealized appreciation
     (depreciation) on matured securities.......           --             --             --              --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....       (25,205)        24,188         (8,553)         43,615
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................           --             --             --              --
   Change in unrealized appreciation
     (depreciation) on securities sold short....           --             --             --              --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....       (79,971)           --             --              --
                                                  ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    87,414,833    (41,543,631)    72,400,607     (87,773,803)
                                                  ----------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............    (2,820,011)    (1,344,530)      (611,341)            --
   Net investment income -- Class 2*............      (294,132)       (75,470)       (14,671)            --
   Net investment income -- Class 3*............      (118,850)           --          (1,768)            --
   Net realized gain on investments -- Class
     1*.........................................           --             --             --              --
   Net realized gain on investments -- Class
     2*.........................................           --             --             --              --
   Net realized gain on investments -- Class
     3*.........................................           --             --             --              --
                                                  ----------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................    (3,232,993)    (1,420,000)      (627,780)            --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................    (4,178,026)   (56,116,921)   (36,662,908)    (94,764,811)
                                                  ----------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS......    80,003,814    (99,080,552)    35,109,919    (182,538,614)

   NET ASSETS:
   Beginning of period..........................  $194,967,826   $294,048,378   $230,649,296   $ 413,187,910
                                                  ----------------------------------------------------------
   End of period................................  $274,971,640   $194,967,826   $265,759,215   $ 230,649,296
                                                  ==========================================================

   ---------------
   Undistributed net investment income (loss)...  $  3,128,359   $  3,221,030   $    694,454   $     627,780
                                                  ==========================================================
   * See Note 1


                                                         INTERNATIONAL
                                                          DIVERSIFIED
                                                            EQUITIES
                                                  ----------------------------
                                                       FOR THE YEAR ENDED
                                                  ----------------------------
                                                  JANUARY 31,     JANUARY 31,
                                                      2004           2003
   ---------------------------------------------  ----------------------------
   OPERATIONS:
   Net investment income (loss).................  $  2,057,539   $   2,240,120
   Net realized gain (loss) on investments......    (7,242,788)    (48,305,888)
   Net realized gain (loss) on securities sold
     short......................................           --              --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............     3,546,836       5,854,553
   Net realized gain (loss) on futures and
     options contracts..........................     2,354,116     (21,094,448)
   Change in unrealized appreciation
     (depreciation) on investments..............    69,526,238      15,841,839
   Change in unrealized appreciation
     (depreciation) on matured securities.......           --              --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....        45,266       1,382,808
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................     1,057,094        (191,884)
   Change in unrealized appreciation
     (depreciation) on securities sold short....           --              --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....      (214,176)            --
                                                  ----------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    71,130,125     (44,272,900)
                                                  ----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............    (7,625,969)            --
   Net investment income -- Class 2*............      (889,477)            --
   Net investment income -- Class 3*............      (987,208)            --
   Net realized gain on investments -- Class
     1*.........................................           --              --
   Net realized gain on investments -- Class
     2*.........................................           --              --
   Net realized gain on investments -- Class
     3*.........................................           --              --
                                                  ----------------------------
   Total dividends and distributions to
     shareholders...............................    (9,502,654)            --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................    36,619,575    (102,801,272)
                                                  ----------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......    98,247,046    (147,074,172)
   NET ASSETS:
   Beginning of period..........................  $168,009,887   $ 315,084,059
                                                  ----------------------------
   End of period................................  $266,256,933   $ 168,009,887
                                                  ============================
   ---------------
   Undistributed net investment income (loss)...  $  4,801,095   $   8,459,886
                                                  ============================
   * See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                           EMERGING                      FOREIGN
                                                            MARKETS                       VALUE
                                                  -------------------------------------------------------
                                                      FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                  ---------------------------   -------------------------
                                                  JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,
                                                      2004           2003          2004          2003@
   ------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $  1,116,685   $    352,124   $    46,943   $   (18,892)
   Net realized gain (loss) on investments......     5,881,684     (1,464,079)      806,099        (2,964)
   Net realized gain (loss) on securities sold
     short......................................           --             --            --            --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............      (110,043)      (259,262)      (11,638)       14,813
   Net realized gain (loss) on futures and
     options contracts..........................           --             --            --            --
   Change in unrealized appreciation
     (depreciation) on investments..............    33,841,875     (8,185,344)   16,341,557      (536,904)
   Change in unrealized appreciation
     (depreciation) on matured securities.......           --             --            --            --
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....        16,658         52,633         3,969            51
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................           --             --            --            --
   Change in unrealized appreciation
     (depreciation) on securities sold short....           --             --            --            --
   Change in accrued capital gains tax on
     unrealized appreciation (depreciation).....      (656,468)       (64,792)          --            --
                                                  -------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    40,090,391     (9,568,720)   17,186,930      (543,896)
                                                  -------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
   Net investment income -- Class 1*............           --        (197,353)          --            --
   Net investment income -- Class 2*............           --          (4,647)      (34,925)      (17,207)
   Net investment income -- Class 3*............           --             --        (13,817)       (7,293)
   Net realized gain on investments -- Class
     1*.........................................           --             --            --            --
   Net realized gain on investments -- Class
     2*.........................................           --             --       (230,090)          --
   Net realized gain on investments -- Class
     3*.........................................           --             --       (374,685)          --
                                                  -------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................           --        (202,000)     (653,517)      (24,500)
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................     9,901,858     (6,752,825)   71,133,706    10,555,696
                                                  -------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS......    49,992,249    (16,523,545)   87,667,119     9,987,300

   NET ASSETS:
   Beginning of period..........................  $ 66,817,700   $ 83,341,245   $ 9,987,300   $       --
                                                  -------------------------------------------------------
   End of period................................  $116,809,949   $ 66,817,700   $97,654,419   $ 9,987,300
                                                  =======================================================

   ---------------
   Undistributed net investment income (loss)...  $    191,864   $    (39,972)  $   (18,785)  $    (5,348)
                                                  =======================================================
    * See Note 1
   @ For the period August 1, 2002 to January 31, 2003

    See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Corporation, and the United States Life Insurance Company in the City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and the United States Life Insurance Company of the City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies."

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Effective July 9, 2001, shares of beneficial interest in each Portfolio of the Trust except the Equity Index, Equity Income and the Small Company Value Portfolios were divided into two classes of shares, Class A and Class B. All shares issued prior to such date were redesignated as Class A shares.

  Effective August 1, 2002, the Foreign Value Portfolio and Small & Mid Cap Value Portfolio were added to the Trust.

  Effective September 30, 2002, the Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and 2 shares, respectively. Class 1 shares of each Portfolio are offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that
(i) each class may bear differing amounts of certain class-specific expenses;
(ii) Class 2 and 3 shares are subject to service fees and distribution fees, while Class 1 shares are subject to distribution fees; (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each classes' average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2003, the Putnam Growth, MFS Growth & Income and Federated Value Portfolios were renamed Putnam Growth: Voyager, MFS Massachusetts Investors Trust and Federated American Leaders Portfolios, respectively.

On June 17, 2003, the Board of Trustees approved the reorganization of, the Asset Allocation Portfolio (previously a portfolio of SunAmerica Series Trust), into a newly created series of Anchor Series Trust. Effective upon the close of business on November 24, 2003, the Asset Allocation Portfolio became a part of Anchor Series Trust.

The investment objectives for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

---------------------

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics that its subadviser believes have above-average growth prospects.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks traded on markets outside the U.S.
                                                           ---------------------

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

---------------------

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Loans are recorded on a settlement date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: During the year ended January 31, 2004, the SunAmerica Balanced Portfolio participated in securities lending with qualified brokers. The SunAmerica Balanced Portfolio may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the year ended January 31, 2004, $7,459 of broker rebates were reclassified to interest expense. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  At January 31, 2004, the SunAmerica Balanced Portfolio loaned securities with a value of $10,090,620 and received $10,350,000 for these loans.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

                                                           ---------------------

At January 31, 2004, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                              PERCENTAGE   PRINCIPAL
                         PORTFOLIO                             INTEREST      AMOUNT
-------------------------------------------------------------------------------------
High Yield Bond.............................................     0.12%     $  131,000
Balanced....................................................     0.86%        909,000
"Dogs" of Wall Street.......................................     0.63%        665,000
Blue Chip Growth............................................     3.84%      4,068,000
Aggressive Growth...........................................     5.46%      5,778,000
Growth Opportunities........................................     5.17%      5,467,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co. Repurchase Agreement, 0.92% dated January 30, 2004 in the principal amount of $105,841,000 repurchase price of $105,849,114 due 02/02/04, collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL      MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   -----------
U.S. Treasury Notes.........................................    1.75%    12/31/04   $20,275,000   $20,401,719
U.S. Treasury Notes.........................................    2.25     07/31/04    20,050,000    20,400,875
U.S. Treasury Notes.........................................    3.50     11/15/06     5,730,000     5,959,200
U.S. Treasury Notes.........................................    7.50     02/15/05    18,570,000    20,403,788
U.S. Treasury Bills.........................................    0.92     07/22/04    41,010,000    40,804,950

In addition, at January 31, 2004, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                              PERCENTAGE    PRINCIPAL
                         PORTFOLIO                             INTEREST      AMOUNT
--------------------------------------------------------------------------------------
High Yield Bond.............................................     8.00%     $12,000,000
Balanced....................................................     5.33%       8,000,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Warburg, LLC Repurchase Agreement, 0.97% dated January 30, 2004 in the principal amount of $150,000,000 repurchase price of $150,012,125 due 02/02/04, collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL       MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   ------------
U.S. Treasury Notes.........................................    1.88%    07/15/13   $99,019,000   $101,020,000
U.S. Treasury Notes.........................................    3.38%    01/15/07    50,981,000     52,008,287

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures

---------------------
contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. Securities in the Portfolios which serve as collateral for open futures contracts are indicated on the Portfolio of Investments.

  At January 31, 2004 the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond, Worldwide High Income and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the year ended January 31, 2004 the following Portfolio had options written:

                                                                AGGRESSIVE GROWTH
                                                              ---------------------
                                                              CONTRACTS    AMOUNT
-----------------------------------------------------------------------------------
Written option contracts as of 02/01/03.....................       --     $      --
Options written.............................................   (4,012)     (864,367)
Written options expired.....................................       --            --
Written options exercised...................................    3,401       760,457
Net realized gain on written options closed.................       --        15,325
                                                               ------     ---------
Written option contracts as of 01/31/2004...................     (611)      (88,585)
                                                               ======     =========

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                              FOR THE YEAR ENDED JANUARY 31, 2004
                                          ----------------------------------------------------------------------------
                                                       DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                          -------------------------------------------------   ------------------------
                                                            LONG-TERM         UNREALIZED
                                           ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY     LONG-TERM
               PORTFOLIO                    INCOME          CARRYOVER       (DEPRECIATION)*     INCOME         GAIN
----------------------------------------------------------------------------------------------------------------------
Cash Management.........................  $ 2,870,485    $      (822,476)    $     (42,622)   $ 8,593,022   $       --
Corporate Bond..........................   20,160,892        (19,069,106)       16,733,839     20,445,488           --
Global Bond.............................          --           1,556,493        11,579,809             --           --
High-Yield Bond.........................   31,088,582       (146,048,187)       28,979,037     23,747,508           --
Worldwide High Income...................    5,903,684        (56,477,772)        2,770,789      7,823,445           --
SunAmerica Balanced.....................    4,864,553       (143,112,792)       22,952,284      7,626,812           --
MFS Total Return........................    1,632,933         (8,002,535)       71,593,671     31,200,376           --
Telecom Utility.........................    2,606,531        (53,516,386)        2,696,960      3,220,236           --

                                                           ---------------------

                                                              FOR THE YEAR ENDED JANUARY 31, 2004
                                          ----------------------------------------------------------------------------
                                                       DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                          -------------------------------------------------   ------------------------
                                                            LONG-TERM         UNREALIZED
                                           ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY     LONG-TERM
               PORTFOLIO                    INCOME          CARRYOVER       (DEPRECIATION)*     INCOME         GAIN
----------------------------------------------------------------------------------------------------------------------
Equity Income...........................  $   101,135    $      (577,755)    $   1,300,948    $   124,547   $       --
Equity Index............................      509,205         (2,819,168)       (7,140,105)       463,680           --
Growth-Income...........................    6,409,220       (207,801,623)      175,057,202      9,412,177           --
Federated American Leaders..............    3,591,506        (28,917,167)       21,572,892      3,466,655           --
Davis Venture Value.....................   19,281,103       (227,629,080)      522,508,153     16,188,787           --
"Dogs" of Wall Street...................    3,053,168         (5,017,535)        1,670,958      3,082,649           --
Alliance Growth.........................    3,151,922     (1,025,821,863)      118,710,430      2,779,718           --
Goldman Sachs Research..................          --         (23,031,485)        5,239,474             --           --
MFS Massachusetts Investors Trust.......    2,125,123        (84,300,982)       20,192,857      2,102,374           --
Putnam Growth: Voyager..................      326,945       (222,549,476)       44,963,283        749,823           --
Blue Chip Growth........................       52,387        (12,783,386)        5,295,807         50,158           --
Real Estate.............................    5,113,571         (2,623,845)       43,368,843      3,836,787           --
Small Company Value.....................          --            (284,427)        1,942,219             --           --
MFS Mid-Cap Growth......................          --        (267,655,229)       45,580,858             --           --
Aggressive Growth.......................          --        (276,246,744)       38,456,360             --           --
Growth Opportunities....................          --         (24,022,625)        4,336,178             --           --
Marsico Growth..........................          --          (6,415,953)       22,462,655             --           --
Technology..............................          --         (59,554,709)        9,694,297             --           --
Small & Mid Cap Value...................      145,039            207,426        10,268,547        285,129       13,714
International Growth and Income.........    3,599,922        (82,895,323)       45,792,106      3,232,993           --
Global Equities.........................      703,509       (209,593,937)       42,947,105        627,780           --
International Diversified Equities......    6,177,791        (98,945,135)       19,126,850      9,502,654           --
Emerging Markets........................    1,210,488        (21,625,201)       23,678,203             --           --
Foreign Value...........................      187,594             61,344        15,808,655        624,927       28,590

---------------

  * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                                  TAX DISTRIBUTIONS FOR THE
                                                                 YEAR ENDED JANUARY 31, 2003
                                                              ----------------------------------
                                                                                         RETURN
                                                               ORDINARY     LONG-TERM      OF
PORTFOLIO                                                       INCOME         GAIN      CAPITAL
------------------------------------------------------------------------------------------------
Cash Management.............................................  $22,726,000   $       --   $    --
Corporate Bond..............................................   17,892,000           --        --
Global Bond.................................................    3,326,232      932,505        --
High-Yield Bond.............................................   33,002,000           --        --
Worldwide High Income.......................................   11,385,000           --        --
SunAmerica Balanced.........................................   10,158,000           --        --
MFS Total Return............................................   14,921,427    3,874,573        --
Telecom Utility.............................................    6,212,000           --        --
Equity Income...............................................      138,000           --        --
Equity Index................................................      430,000           --        --
Growth-Income...............................................    9,885,000           --        --
Federated American Leaders..................................    2,660,000           --        --
Davis Venture Value.........................................   12,105,000           --        --
"Dogs" of Wall Street.......................................    2,303,000           --        --
Alliance Growth.............................................    3,725,000           --        --
Goldman Sachs Research......................................           --           --        --
MFS Massachusetts Investors Trust...........................    2,212,000           --        --
Putnam Growth: Voyager......................................      627,500           --        --
Blue Chip Growth............................................       78,500           --        --
Real Estate.................................................    2,946,000           --        --
Small Company Value.........................................       59,000      316,000        --
MFS Mid-Cap Growth..........................................           --           --        --
Aggressive Growth...........................................      627,035           --       965
Growth Opportunities........................................           --           --        --

---------------------

                                                                  TAX DISTRIBUTIONS FOR THE
                                                                 YEAR ENDED JANUARY 31, 2003
                                                              ----------------------------------
                                                                                         RETURN
                                                               ORDINARY     LONG-TERM      OF
PORTFOLIO                                                       INCOME         GAIN      CAPITAL
------------------------------------------------------------------------------------------------
Marsico Growth..............................................  $     4,670   $       --   $   330
Technology..................................................           --           --        --
Small & Mid Cap Value.......................................        3,300           --        --
International Growth and Income.............................    1,420,000           --        --
Global Equities.............................................           --           --        --
International Diversified Equities..........................           --           --        --
Emerging Markets............................................      200,673           --     1,327
Foreign Value...............................................        2,534           --    21,966

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                         AS OF JANUARY 31, 2004                         AS OF JANUARY 31, 2004
                                       -----------------------------------------------------------   ----------------------------
                                        AGGREGATE      AGGREGATE                                                        CAPITAL
                                        UNREALIZED     UNREALIZED    GAIN (LOSS)       COST OF        CAPITAL LOSS       LOSS
PORTFOLIO                                  GAIN           LOSS           NET         INVESTMENTS       CARRYOVER+      UTILIZED
---------------------------------------------------------------------------------------------------------------------------------
Cash Management......................  $     43,253   $    (85,875)  $    (42,622)     352,816,505   $      822,476   $       --
Corporate Bond.......................    22,121,327     (5,387,489)    16,733,838      341,287,557       19,069,106           --
Global Bond@.........................    12,142,975       (389,234)    11,753,741      119,384,477              --      2,559,743
High-Yield Bond@.....................    42,080,174    (13,054,033)    29,026,141      359,621,335      146,048,187    10,744,350
Worldwide High Income#@..............     6,857,159     (4,086,541)     2,770,618       95,505,808       56,477,772           --
SunAmerica Balanced..................    28,713,752     (5,761,468)    22,952,284      338,894,302      143,112,792           --
MFS Total Return@....................    83,531,907    (11,940,776)    71,591,131      762,896,594        8,002,535    10,068,087
Telecom Utility#.....................     6,411,803     (3,714,843)     2,696,960       52,073,461       53,516,386           --
Equity Income#.......................     1,457,548       (156,600)     1,300,948        7,429,907          577,755           --
Equity Index.........................     6,228,031    (13,368,136)    (7,140,105)      56,847,049        2,819,168           --
Growth-Income........................   189,740,733    (14,683,531)   175,057,202      862,810,013      207,801,623     9,118,770
Federated American Leaders...........    36,213,487    (14,640,595)    21,572,892      233,903,452       28,917,167           --
Davis Venture Value#@................   586,681,556    (64,171,489)   522,510,067    1,745,703,142      227,629,080           --
"Dogs" of Wall Street#...............     9,428,716     (7,757,758)     1,670,958      129,932,348        5,017,535           --
Alliance Growth......................   161,652,244    (42,941,814)   118,710,430    1,081,739,514    1,025,821,863           --
Goldman Sachs Research...............     5,496,503       (257,029)     5,239,474       26,065,258       23,031,485     2,410,624
MFS Massachusetts Investors Trust@...    29,731,740     (9,540,595)    20,191,145      260,543,246       84,300,982           --
Putnam Growth: Voyager...............    53,623,919     (8,660,636)    44,963,283      257,634,508      222,549,476           --
Blue Chip Growth.....................     6,087,474       (791,667)     5,295,807       46,430,426       12,783,386           --
Real Estate..........................    43,643,021       (274,178)    43,368,843      132,158,989        2,623,845     6,340,604
Small Company Value..................     2,033,785        (91,567)     1,942,218        6,117,634          284,427       120,564
MFS Mid-Cap Growth...................    49,624,535     (4,048,564)    45,575,971      242,632,386      267,655,229    12,679,984
Aggressive Growth....................    42,551,895     (3,860,290)    38,691,605      175,745,487      276,246,744           --
Growth Opportunities.................     4,839,597       (503,419)     4,336,178       36,263,874       24,022,625     2,091,508
Marsico Growth@......................    23,350,841       (890,107)    22,460,734      109,671,776        6,415,953       513,344
Technology...........................    13,930,647     (4,236,350)     9,694,297       72,928,051       59,554,709           --
Small & Mid Cap Value................    10,644,190       (375,643)    10,268,547       60,380,853              --            --
International Growth and Income......    50,524,773     (4,748,821)    45,775,952      228,822,951       82,895,323           --
Global Equities@.....................    47,846,189     (4,909,142)    42,937,047      222,730,869      209,593,937           --
International Diversified
  Equities#..........................    27,845,151     (9,626,306)    18,218,845      240,557,836       98,945,135           --
Emerging Markets.....................    29,390,243     (5,719,298)    23,670,945       92,259,646       21,625,202     4,674,151
Foreign Value@.......................    15,890,354        (85,718)    15,804,636       81,265,119              --          2,956

---------------

  #  Post 10/31/03 Capital Loss Deferrals: Worldwide High Income
     $68,594; Telecom Utility $147,800; Equity Income $7,118;
     Davis Venture Value $4,179,055; "Dogs" of Wall Street
     $987,781 and International Diversified Equities $508,979.
  @  Post 10/31/03 Currency Loss Deferrals: Global Bond $353,049;
     High-Yield $10,788; Worldwide High Income $132,835; MFS
     Total Return $890; Davis Venture Value $68,224; MFS
     Massachusetts Investors Trust $3,542; Marsico Growth
     $13,543; Global Equities $9,055; Emerging Markets $19,951 and Foreign Value $59,906.
  + Net capital loss carryovers reported as of January 31, 2004, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.
     The net capital loss carryover amounts will expire from 2005-2012.

                                                           ---------------------

Included in the capital loss carryover amounts at January 31, 2004 are the amounts of losses acquired from the Mutual Fund Variable Annuity Trust ("MVAT") Portfolio's as a result of the reorganization as discussed in Note 11:

Asset Allocation Portfolio..................................  $1,411,794
Growth and Income Portfolio.................................   2,201,619
Capital Growth Portfolio....................................     465,534
International Equity Portfolio..............................     594,330

As a result of reorganizations into some of these portfolios during the period ended January 31, 2004, as discussed in Note 11, certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. Therefore, it is possible not all of these capital losses will be available for use.

For the period ended January 31, 2004, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

                                                                 ACCUMULATED         ACCUMULATED
                                                              UNDISTRIBUTED NET   UNDISTRIBUTED NET
                                                              INVESTMENT INCOME     REALIZED GAIN     CAPITAL
                                                                   (LOSS)              (LOSS)         PAID-IN
--------------------------------------------------------------------------------------------------------------
Cash Management.............................................     $      --           $      --        $    --
Corporate Bond..............................................         (7,975)              7,975            --
Global Bond.................................................     (1,681,181)          1,835,895       (154,714)
High-Yield Bond.............................................        (10,788)             10,788            --
Worldwide High Income.......................................       (148,406)            148,406            --
SunAmerica Balanced.........................................            --                  --             --
MFS Total Return............................................        (61,996)         (1,561,793)      1,623,789
Telecom Utility.............................................        (35,583)             35,583            --
Equity Income...............................................           (171)                171            --
Equity Index................................................         (4,649)              4,649            --
Growth-Income...............................................            --                  --             --
Federated American Leaders..................................            --                  --             --
Davis Venture Value.........................................       (368,616)         (1,949,789)      2,318,405
"Dogs" of Wall Street.......................................            --                  --             --
Alliance Growth.............................................            --                  --             --
Goldman Sachs Research......................................         18,749                 --         (18,749)
MFS Massachusetts Investors Trust...........................         (8,176)              8,176            --
Putnam Growth: Voyager......................................            --                  --             --
Blue Chip Growth............................................            --                  --             --
Real Estate.................................................        224,768            (362,283)       137,515
Small Company Value.........................................         21,511               3,302        (24,813)
MFS Mid-Cap Growth..........................................        973,695              (2,855)      (970,840)
Aggressive Growth...........................................        753,306                 --        (753,306)
Growth Opportunities........................................        147,212                 --        (147,212)
Marsico Growth..............................................        285,647            (388,250)       102,603
Technology..................................................        635,972                 --        (635,972)
Small & Mid Cap Value.......................................         46,994             (46,626)          (368)
International Growth and Income.............................          6,296          (1,295,812)      1,289,516
Global Equities.............................................         85,519             (85,519)           --
International Diversified Equities..........................      4,000,500          (4,012,161)        11,661
Emerging Markets............................................       (228,381)            195,499         32,882
Foreign Value...............................................        (11,638)             11,638            --

4. INVESTMENT ADVISERY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT (12b-1 PLAN): AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street, Blue Chip Growth, Aggressive Growth and Growth Opportunities Portfolios, therefore, SAAMCo performs all investment advisery services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.
---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million     0.55%
                                     >   $100 million     0.50%
                                     >   $300 million     0.45%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond                            $0-$50 million     0.75%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                         $0-50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income,
Small Company Value and
International Diversified
Equities                             >             $0     1.00%
SunAmerica Balanced and                $0-$50 million     0.70%
Growth-Income                        >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                        >             $0     0.65%
Equity Index                         >             $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                >             $0     0.60%
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Goldman Sachs Research and
Technology                           >             $0     1.20%
MFS Massachusetts
Investors Trust                       $0-$600 million     0.70%
                                     >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager                $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth                       >             $0     0.85%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets                     >             $0     1.25%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value                >             $0     1.00%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisery Agreements with SAAMCo. Under the Subadvisery Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                          PORTFOLIO
----------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.                   Growth-Income
                                                   Alliance Growth
                                                   Global Equities
                                                   Small & Mid Cap Value
Banc of America Capital Management, LLC            Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba Davis Advisors)                               Real Estate
Federated Investment Counseling                    Corporate Bond
                                                   Telecom Utility
                                                   Federated American Leaders

                                                           ---------------------

U.S. Bancorp Asset Management, Inc.                Equity Income
                                                   Equity Index
Franklin Advisory Services, LLC                    Small Company Value
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research
Goldman Sachs Asset Management International       Global Bond
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba Van Kampen)                                   Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
Putnam Investment Management, LLC                  Putnam Growth: Voyager
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value

  The portion of the investment advisery fees received by SAAMCo which are paid to subadvisors are as follows:

                                               SUBADVISERY
        PORTFOLIO                ASSETS           FEES
----------------------------------------------------------
Cash Management               $0-$750 million     0.15%
                            >    $750 million     0.10%
Corporate Bond                 $0-$25 million     0.30%
                            >     $25 million     0.25%
                            >     $50 million     0.20%
                            >    $150 million     0.15%
Global Bond                    $0-$50 million     0.40%
                            >     $50 million     0.30%
                            >    $150 million     0.25%
                            >    $250 million     0.20%
Worldwide High Income          $0-350 million     0.65%
and International           >    $350 million     0.60%
Diversified Equities
MFS Total Return            >      $0 million    0.375%

Telecom Utility and             $0-20 million     0.55%
Federated American Leaders  >     $20 million     0.35%
                            >     $50 million     0.25%
                            >    $150 million     0.20%
                            >    $500 million     0.15%
Growth-Income                   $0-50 million     0.35%
                            >     $50 million     0.30%
                            >    $150 million     0.25%
                            >    $300 million     0.20%
                            >    $500 million     0.15%
Equity Income               >              $0     0.30%
Equity Index                >              $0    0.125%
Davis Venture Value and        $0-100 million     0.45%
Real Estate                 >    $100 million     0.40%
                            >    $500 million     0.35%
Alliance Growth                 $0-50 million     0.35%
                            >     $50 million     0.30%
                            >    $150 million     0.25%
Goldman Sachs Research         $0-500 million     0.80%
                            >    $500 million     0.70%

                                               SUBADVISERY
        PORTFOLIO                ASSETS           FEES
----------------------------------------------------------
MFS Massachusetts
Investors Trust and MFS
Mid-Cap Growth                 $0-300 million     0.40%
                            >    $300 million    0.375%
                            >    $600 million     0.35%
                            >    $900 million    0.325%
                                   >     $1.5
                                      million     0.25%
Putnam Growth: Voyager         $0-150 million     0.50%
                            >    $150 million     0.45%
                            >    $300 million     0.35%
Small Company Value            $0-200 million     0.60%
                            >    $200 million     0.52%
                            >    $500 million     0.50%
Marsico Growth              >              $0     0.45%
Technology                     $0-250 million     0.70%
                            >    $250 million     0.65%
                            >    $500 million     0.60%
Small & Mid Cap Value       >              $0     0.50%
International Growth and
Income                         $0-150 million     0.65%
                            >    $150 million     0.55%
                            >    $300 million     0.45%
Global Equities                 $0-50 million     0.50%
                            >     $50 million     0.40%
                            >    $150 million     0.30%
                            >    $300 million     0.25%
Emerging Markets               $0-150 million     1.00%
                            >    $150 million     0.95%
                            >    $300 million     0.85%
Foreign Value                   $0-50 million    0.625%
                            >     $50 million    0.465%
                            >    $200 million    0.375%
                            >    $500 million     0.35%

---------------------

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --         --
Growth Opportunities........................................   1.00       1.15       1.25
Marsico Growth..............................................   1.00       1.15       1.25
Small & Mid Cap Value.......................................     --       1.65       1.75
Foreign Value...............................................     --       1.95       2.05

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  At January 31, 2004 the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $67,993
Equity Index................................................         --       49,851
Goldman Sachs Research......................................         --       83,509
Blue Chip Growth............................................         --       69,618
Small Company Value.........................................         --       85,045
Growth Opportunities........................................      1,584       35,838
Marsico Growth..............................................     33,860       13,989
Small & Mid Cap Value.......................................     66,433       17,431
Foreign Value...............................................     94,046           --

  Class 2 and 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. Accordingly, for the year ended January 31, 2004, service fees were paid (see Statement of Operations) based on the aforementioned rates.

  Class 1, Class 2 and Class 3 shares of each Portfolio are also subject to distributions fees pursuant to the 12b-1 Plans. Each Portfolio, other than the Cash Management Portfolio, may participate in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of Class 1, Class 2 and Class 3 shares of each Portfolio. The distribution fees will be used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2, and Class 3 shares of each Portfolio. Accordingly, for the year ended January 31, 2004, distribution fees were paid (see Statement of Operations) based on the aforementioned rate.

  On September 3, 2003, SAAMCo, the subadviser for the Growth Opportunities Portfolio, sold short 10,000 shares of Intervido, Inc. common stock. The Portfolio has an investment restriction which prohibits short sells. On September 4, 2003, SAAMCo covered the short sell by purchasing 10,000 shares of Intervido, Inc., resulting in a gain of $603, which increased the Portfolio's total return by less than 0.01%.

                                                           ---------------------

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, the Trust's distribution fees have been reduced. For the year ended January 31, 2004, the amount of expense reductions received by each Portfolio were as follows:

                                                                  TOTAL
                                                                 EXPENSE
PORTFOLIO                                                       REDUCTIONS
--------------------------------------------------------------------------
MFS Total Return............................................    $  132,182
Telecom Utility.............................................        19,783
Growth-Income...............................................       390,275
Federated American Leaders..................................       159,175
Davis Venture Value.........................................        30,680
Alliance Growth.............................................       280,500
Goldman Sachs Research......................................           340
MFS Massachusetts Investors.................................       128,574
Putnam Growth: Voyager......................................       113,324
MFS Mid Cap Growth..........................................        95,495
Technology..................................................        39,430
International Growth & Income...............................       123,048
Global Equities.............................................        68,140
International Diversified Equities..........................         9,346
Emerging Markets............................................        87,886

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended January 31, 2004 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................         $         --                 $         --              $         --
Corporate Bond......................          188,252,028                  113,089,364                10,628,673
Global Bond.........................          114,887,139                  127,310,057                40,296,455
High-Yield Bond.....................          490,804,843                  383,811,605                        --
Worldwide High Income...............          143,081,542                  135,807,414                   107,190
SunAmerica Balanced.................          351,730,268                  367,049,123               274,050,738
MFS Mid Cap Growth..................          238,258,017                  183,711,157                        --
Telecom Utility.....................           10,057,321                   22,046,592                        --
Equity Income.......................            2,463,472                    1,960,789                        --
Equity Index........................              439,051                      728,835                        --
Growth-Income.......................          532,363,396                  599,993,928                        --
Federated American Leaders..........           67,538,562                   81,107,963                        --
Davis Venture Value.................          253,107,593                  287,376,308                        --
"Dogs" of Wall Street...............           62,091,197                   67,993,240                        --
Alliance Growth.....................          715,548,413                  882,011,796                        --
Goldman Sachs Research..............           14,436,732                   18,565,924                        --
MFS Massachusetts Investors Trust...          226,722,103                  237,146,327                        --
Putnam Growth: Voyager..............          164,569,104                  218,286,310                        --
Blue Chip Growth....................           58,545,218                   45,234,926                        --
Real Estate.........................           40,553,135                   24,298,868                        --
Small Company Value.................            1,485,771                    1,516,691                        --
MFS Total Return....................          296,619,935                  225,903,413               218,416,516
Aggressive Growth...................          186,517,786                  186,116,922                        --
Growth Opportunities................           56,677,453                   44,291,784                        --
Marsico Growth......................          116,454,651                   79,537,529                        --
Technology..........................           89,447,347                   60,763,111                        --
Small & Mid Cap Value...............           49,589,292                    4,497,444                        --
International Growth and Income.....          241,921,838                  250,582,740                        --
Global Equities.....................          203,984,622                  241,373,555                        --
International Diversified
  Equities..........................          107,512,721                   90,609,419                        --
Emerging Markets....................           99,923,850                   92,877,725                        --
Foreign Value.......................           69,509,242                    2,934,664                        --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................      $         --
Corporate Bond......................        32,162,665
Global Bond.........................        40,505,312
High-Yield Bond.....................                --
Worldwide High Income...............           106,600
SunAmerica Balanced.................       264,294,147
MFS Mid Cap Growth..................                --
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Total Return....................       108,773,477
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

---------------------

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                       CASH MANAGEMENT PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    63,881,228   $ 692,002,608    589,729,333   $ 6,529,110,714    24,314,724   $ 262,913,551
Shares issued in merger+............       346,992       3,702,075             --                --            --              --
Reinvested dividends................       594,137       6,334,787      1,907,752        20,578,900       112,850       1,201,805
Shares redeemed.....................   (84,212,420)   (911,713,484)  (603,655,857)   (6,679,540,811)  (26,924,523)   (291,078,799)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............   (19,390,063)  $(209,674,014)   (12,018,772)  $  (129,851,197)   (2,496,949)  $ (26,963,443)
                                       ===========   =============   ============   ===============   ===========   =============

                                       CASH MANAGEMENT PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................   64,857,888   $ 712,892,661
Shares issued in merger+............           --              --
Reinvested dividends................      199,268       2,147,100
Shares redeemed.....................  (59,427,436)   (653,103,873)
                                      -----------   -------------
Net increase (decrease).............    5,629,720   $  61,935,888
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................    23,026,592   $ 248,544,103      1,212,487   $    13,101,132
Shares issued in merger+............            --              --             --                --
Reinvested dividends................        99,284       1,056,430             --                --
Shares redeemed.....................   (18,465,082)   (199,211,518)      (254,755)       (2,753,085)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     4,660,794   $  50,389,015        957,732   $    10,348,047
                                       ===========   =============   ============   ===============

                                                                        CORPORATE BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     7,525,159   $  88,250,120     10,274,908   $   114,686,548     2,389,620   $  28,033,001
Reinvested dividends................     1,425,695      16,335,449      1,475,773        16,048,501       261,237       2,990,626
Shares redeemed.....................    (9,073,536)   (106,766,646)   (11,505,019)     (127,547,774)   (1,582,305)    (18,646,340)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (122,682)  $  (2,181,077)       245,662   $     3,187,275     1,068,552   $  12,377,287
                                       ===========   =============   ============   ===============   ===========   =============

                                       CORPORATE BOND PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,619,724   $  40,244,051
Reinvested dividends................      169,623       1,843,499
Shares redeemed.....................   (1,145,794)    (12,562,014)
                                      -----------   -------------
Net increase (decrease).............    2,643,553   $  29,525,536
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,860,860   $  33,643,950        275,534   $     3,032,726
Reinvested dividends................        97,859       1,119,413             --                --
Shares redeemed.....................      (733,029)     (8,597,960)       (11,445)         (127,213)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     2,225,690   $  26,165,403        264,089   $     2,905,513
                                       ===========   =============   ============   ===============

---------------

+  See Note 11
*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                         GLOBAL BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,955,743   $  21,908,736      3,891,418   $    41,809,794       762,475   $   8,542,101
Reinvested dividends................            --              --        377,211         4,036,210            --              --
Shares redeemed.....................    (3,907,045)    (43,785,443)    (5,916,647)      (63,455,617)     (475,558)     (5,341,379)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,951,302)  $ (21,876,707)    (1,648,018)  $   (17,609,613)      286,917   $   3,200,722
                                       ===========   =============   ============   ===============   ===========   =============

                                         GLOBAL BOND PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,468,848   $  15,737,410
Reinvested dividends................       21,956         234,790
Shares redeemed.....................     (763,959)     (8,186,569)
                                      -----------   -------------
Net increase (decrease).............      726,845   $   7,785,631
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       945,665   $  10,585,003         79,493   $       860,740
Reinvested dividends................            --              --             --                --
Shares redeemed.....................      (303,051)     (3,396,535)        (2,139)          (23,090)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       642,614   $   7,188,468         77,354   $       837,650
                                       ===========   =============   ============   ===============

                                                                       HIGH-YIELD BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    31,003,074   $ 196,273,387     30,015,621   $   182,289,956     9,890,014   $  61,802,478
Reinvested dividends................     3,092,585      19,768,997      5,863,292        30,907,511       410,344       2,620,814
Shares redeemed.....................   (28,674,072)   (183,708,548)   (33,370,740)     (209,193,098)   (7,251,747)    (45,828,570)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     5,421,587   $  32,333,836      2,508,173   $     4,004,369     3,048,611   $  18,594,722
                                       ===========   =============   ============   ===============   ===========   =============

                                       HIGH-YIELD BOND PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    5,574,669   $  33,127,335
Reinvested dividends................      397,536       2,094,489
Shares redeemed.....................   (3,324,873)    (19,222,288)
                                      -----------   -------------
Net increase (decrease).............    2,647,332   $  15,999,536
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ------------------------------------------------------------
Shares sold.........................    10,889,330   $  69,547,101        565,250   $     3,147,835
Reinvested dividends................       212,688       1,357,697             --                --
Shares redeemed.....................    (7,522,990)    (49,016,290)        (6,946)          (38,742)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     3,579,028   $  21,888,508        558,304   $     3,109,093
                                       ===========   =============   ============   ===============

---------------

*   Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and Class 2, respectively.

---------------------

                                                     WORLDWIDE HIGH INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     5,068,961   $  36,327,437      3,026,102   $    20,758,402
Reinvested dividends................     1,016,662       7,298,299      1,841,608        11,114,168
Shares redeemed.....................    (5,718,197)    (41,913,237)    (5,186,951)      (36,108,034)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       367,426   $   1,712,499       (319,241)  $    (4,235,464)
                                       ===========   =============   ============   ===============

                                                   WORLDWIDE HIGH INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,128,098   $   7,998,947       570,426   $   3,868,731
Reinvested dividends................       66,457         475,914        44,964         270,832
Shares redeemed.....................     (771,262)     (5,633,175)     (251,432)     (1,709,124)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      423,293   $   2,841,686       363,958   $   2,430,439
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED              NOVEMBER 11, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       164,191   $   1,216,530         16,671   $       102,556
Reinvested dividends................         6,880          49,232             --                --
Shares redeemed.....................       (91,688)       (668,893)          (351)           (2,221)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        79,383   $     596,869         16,320   $       100,335
                                       ===========   =============   ============   ===============

                                                      SUNAMERICA BALANCED PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,383,559   $  29,960,498      3,507,077   $    45,189,789
Reinvested dividends................       546,525       7,022,186        809,842         9,680,010
Shares redeemed.....................    (6,021,419)    (75,032,207)   (11,139,743)     (141,870,167)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,091,335)  $ (38,049,523)    (6,822,824)  $   (87,000,368)
                                       ===========   =============   ============   ===============

                                                    SUNAMERICA BALANCED PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      817,070   $  10,195,283     1,853,431   $  23,919,331
Reinvested dividends................       40,790         523,720        40,010         477,990
Shares redeemed.....................     (508,657)     (6,332,608)     (625,580)     (7,745,142)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      349,203   $   4,386,395     1,267,861   $  16,652,179
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       514,960   $   6,581,407         51,449   $       612,269
Reinvested dividends................         6,306          80,906             --                --
Shares redeemed.....................       (80,220)     (1,039,967)        (1,398)          (16,644)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       441,046   $   5,622,346         50,051   $       595,625
                                       ===========   =============   ============   ===============

---------------

*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                       MFS TOTAL RETURN PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     9,417,526   $ 141,868,980     17,837,266   $   265,842,066     3,356,021   $  50,367,970
Shares issued in merger+............       310,623       4,894,703             --                --            --              --
Reinvested dividends................     1,567,241      24,520,410      1,214,987        16,643,403       322,015       5,037,521
Shares redeemed.....................    (9,335,757)   (140,747,772)   (12,625,382)     (185,261,559)   (1,580,512)    (23,942,524)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     1,959,633   $  30,536,321      6,426,871   $    97,223,910     2,097,524   $  31,462,967
                                       ===========   =============   ============   ===============   ===========   =============

                                      MFS TOTAL RETURN PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    6,296,877   $  93,406,288
Shares issued in merger+............           --              --
Reinvested dividends................      157,210       2,152,597
Shares redeemed.....................   (1,151,956)    (16,629,950)
                                      -----------   -------------
Net increase (decrease).............    5,302,131   $  78,928,935
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     3,735,591   $  57,017,901        465,478   $     6,628,500
Shares issued in merger+............            --              --             --                --
Reinvested dividends................       104,957       1,642,445             --                --
Shares redeemed.....................      (632,130)     (9,757,651)       (12,648)         (180,969)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     3,208,418   $  48,902,695        452,830   $     6,447,531
                                       ===========   =============   ============   ===============

                                                                       TELECOM UTILITY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,388,022   $  10,483,609      2,994,768   $    22,944,104       171,756   $   1,267,308
Reinvested dividends................       407,969       2,997,326        876,166         5,914,202        28,905         212,309
Shares redeemed.....................    (3,148,869)    (23,077,341)    (4,593,761)      (36,528,369)     (225,797)     (1,645,458)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,352,878)  $  (9,596,406)      (722,827)  $    (7,670,063)      (25,136)  $    (165,841)
                                       ===========   =============   ============   ===============   ===========   =============

                                       TELECOM UTILITY PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      493,529   $   4,025,063
Reinvested dividends................       44,125         297,798
Shares redeemed.....................     (172,733)     (1,302,577)
                                      -----------   -------------
Net increase (decrease).............      364,921   $   3,020,284
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED              NOVEMBER 11, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        11,342   $      85,928         15,340   $       103,608
Reinvested dividends................         1,444          10,601             --                --
Shares redeemed.....................        (4,198)        (32,461)          (334)           (2,320)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............         8,588   $      64,068         15,006   $       101,288
                                       ===========   =============   ============   ===============

---------------

+  See Note 11
*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------

                                                         EQUITY INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       104,404   $   1,064,887        135,477   $     1,317,600
Reinvested dividends................        11,820         124,547         16,129           138,000
Shares redeemed.....................       (83,565)       (840,374)      (153,210)       (1,457,217)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        32,659   $     349,060         (1,604)  $        (1,617)
                                       ===========   =============   ============   ===============

                                                          EQUITY INDEX PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       609,258   $   5,237,976        745,457   $     5,968,363
Reinvested dividends................        52,309         463,680         60,296           430,000
Shares redeemed.....................      (672,478)     (5,708,584)    (1,001,097)       (7,860,570)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       (10,911)  $      (6,928)      (195,344)  $    (1,462,207)
                                       ===========   =============   ============   ===============

                                                                        GROWTH-INCOME PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     4,106,481   $  79,675,021      7,322,542   $   144,235,209       781,815   $  15,031,804
Reinvested dividends................       431,755       8,970,910        562,608         9,602,620        18,411         382,328
Shares redeemed.....................   (12,389,172)   (239,033,624)   (22,573,803)     (428,110,638)     (690,906)    (13,556,007)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (7,850,936)  $(150,387,693)   (14,688,653)  $  (274,272,809)      109,320   $   1,858,125
                                       ===========   =============   ============   ===============   ===========   =============

                                        GROWTH-INCOME PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,162,789   $  42,583,463
Reinvested dividends................       16,549         282,380
Shares redeemed.....................     (736,586)    (13,542,895)
                                      -----------   -------------
Net increase (decrease).............    1,442,752   $  29,322,948
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       479,844   $   9,479,025        128,932   $     2,292,470
Reinvested dividends............         2,841          58,939             --                --
Shares redeemed.................      (130,505)     (2,649,388)        (2,025)          (35,939)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       352,180   $   6,888,576        126,907   $     2,256,531
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                  FEDERATED AMERICAN LEADERS PORTFOLIO**
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,762,918   $  36,458,307      7,740,080   $   102,245,013
Reinvested dividends................       225,957       3,127,827        219,560         2,507,561
Shares redeemed.....................    (4,780,643)    (61,508,240)    (9,681,123)     (125,889,256)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,791,768)  $ (21,922,106)    (1,721,483)  $   (21,136,682)
                                       ===========   =============   ============   ===============

                                               FEDERATED AMERICAN LEADERS PORTFOLIO**
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      521,975   $   6,745,683     1,449,409   $  19,162,618
Reinvested dividends................       19,693         272,374        13,355         152,439
Shares redeemed.....................     (506,632)     (6,604,088)     (508,027)     (6,466,554)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............       35,036   $     413,969       954,737   $  12,848,503
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       632,887   $   8,684,616         99,564   $     1,209,307
Reinvested dividends............         4,808          66,454             --                --
Shares redeemed.................      (111,247)     (1,517,753)        (2,975)          (35,866)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       526,448   $   7,233,317         96,589   $     1,173,441
                                   ===========   =============   ============   ===============

                                                      DAVIS VENTURE VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     8,362,154   $ 168,859,223     15,214,198   $   293,393,357
Shares issued in merger+............       272,200       6,035,043             --                --
Reinvested dividends................       697,106      14,827,986        698,039        11,666,139
Shares redeemed.....................   (18,524,182)   (362,883,388)   (35,112,279)     (653,158,994)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (9,192,722)  $(173,161,136)   (19,200,042)  $  (348,099,498)
                                       ===========   =============   ============   ===============

                                                    DAVIS VENTURE VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    3,132,370   $  62,068,449     5,320,306   $ 101,278,202
Shares issued in merger+............           --              --            --              --
Reinvested dividends................       47,770       1,015,385        26,270         438,861
Shares redeemed.....................   (1,290,391)    (25,833,940)   (1,434,539)    (26,309,869)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............    1,889,749   $  37,249,894     3,912,037   $  75,407,194
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     3,731,101   $  76,580,173        420,180   $     7,358,061
Shares issued in merger+........            --              --             --                --
Reinvested dividends............        16,264         345,416             --                --
Shares redeemed.................      (439,176)     (9,238,357)        (6,869)         (120,267)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     3,308,189   $  67,687,232        413,311   $     7,237,794
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
** See Note 1
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.
+  See Note 11

---------------------

                                                     "DOGS" OF WALL STREET PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,047,096   $  18,050,978     10,558,748   $    98,530,665
Reinvested dividends................       280,323       2,565,250        266,066         2,160,200
Shares redeemed.....................    (4,283,291)    (37,012,399)   (10,421,298)      (93,631,377)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,955,872)  $ (16,396,171)       403,516   $     7,059,488
                                       ===========   =============   ============   ===============

                                                   "DOGS" OF WALL STREET PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,193,060   $  10,320,849     1,571,280   $  14,240,547
Reinvested dividends................       44,489         406,812        17,599         142,800
Shares redeemed.....................     (588,749)     (5,100,071)     (569,249)     (4,995,427)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      648,800   $   5,627,590     1,019,630   $   9,387,920
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       696,892   $   6,260,604         73,637   $       627,668
Reinvested dividends............        12,103         110,586             --                --
Shares redeemed.................      (108,649)       (988,083)        (2,373)          (20,856)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       600,346   $   5,383,107         71,264   $       606,812
                                   ===========   =============   ============   ===============

                                                                       ALLIANCE GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     8,148,154   $ 127,498,861     15,203,484   $   251,372,507     1,747,952   $  27,582,148
Reinvested dividends................       158,035       2,702,481        252,935         3,653,155         3,772          64,464
Shares redeemed.....................   (20,806,562)   (326,470,835)   (40,315,689)     (646,551,377)   (1,060,660)    (16,901,468)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............   (12,500,373)  $(196,269,493)   (24,859,270)  $  (391,525,715)      691,064   $  10,745,144
                                       ===========   =============   ============   ===============   ===========   =============

                                       ALLIANCE GROWTH PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,134,520   $  51,316,317
Reinvested dividends................        4,976          71,845
Shares redeemed.....................   (1,108,123)    (17,038,534)
                                      -----------   -------------
Net increase (decrease).............    2,031,373   $  34,349,628
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,597,667   $  26,019,753        188,963   $     2,712,228
Reinvested dividends............           748          12,773             --                --
Shares redeemed.................      (215,433)     (3,531,427)        (4,685)          (66,069)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,382,982   $  22,501,099        184,278   $     2,646,159
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,056,912   $   6,208,130      4,625,633   $    26,390,243
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (2,082,196)    (11,665,885)    (4,155,343)      (22,794,318)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,025,284)  $  (5,457,755)       470,290   $     3,595,925
                                       ===========   =============   ============   ===============

                                                  GOLDMAN SACHS RESEARCH PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      340,920   $   1,944,162     1,225,711   $   6,711,058
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (178,517)     (1,032,778)     (728,521)     (3,855,422)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      162,403   $     911,384       497,190   $   2,855,636
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        58,340   $     349,945         27,949   $       140,704
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (18,320)       (107,902)        (4,720)          (24,733)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        40,020   $     242,043         23,229   $       115,971
                                   ===========   =============   ============   ===============

                                              MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO**
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,888,702   $  27,203,804      5,486,863   $    51,727,289
Reinvested dividends................       187,553       1,856,897        252,311         2,103,304
Shares redeemed.....................    (5,853,148)    (54,733,311)   (10,500,791)      (97,564,840)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (2,776,893)  $ (25,672,610)    (4,761,617)  $   (43,734,247)
                                       ===========   =============   ============   ===============

                                            MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO**
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,244,491   $  11,664,647     1,959,587   $  18,566,077
Reinvested dividends................       17,560         173,903        13,033         108,696
Shares redeemed.....................     (529,049)     (5,039,666)     (443,819)     (4,008,793)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      733,002   $   6,798,884     1,528,801   $  14,665,980
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,594,489   $  15,259,641        166,232   $     1,427,306
Reinvested dividends............         7,233          71,576             --                --
Shares redeemed.................      (187,865)     (1,847,831)        (4,179)          (37,489)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,413,857   $  13,483,386        162,053   $     1,389,817
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
** See Note 1.
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------

                                                    PUTNAM GROWTH: VOYAGER PORTFOLIO**
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,580,671   $  19,971,339      3,553,741   $    45,256,068
Reinvested dividends................        54,488         735,034         55,846           620,435
Shares redeemed.....................    (5,996,367)    (75,896,138)   (11,713,084)     (147,684,596)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (4,361,208)  $ (55,189,765)    (8,103,497)  $  (101,808,093)
                                       ===========   =============   ============   ===============

                                                 PUTNAM GROWTH: VOYAGER PORTFOLIO**
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      297,760   $   3,657,378       931,763   $  12,222,783
Reinvested dividends................          980          13,201           636           7,065
Shares redeemed.....................     (316,419)     (4,101,440)     (383,864)     (4,974,581)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (17,679)  $    (430,861)      548,535   $   7,255,267
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       174,789   $   2,231,755         57,911   $       674,317
Reinvested dividends............           118           1,588             --                --
Shares redeemed.................       (68,275)       (922,848)        (5,572)          (64,075)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       106,632   $   1,310,495         52,339   $       610,242
                                   ===========   =============   ============   ===============

                                                                       BLUE CHIP GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     3,076,018   $  16,973,946      5,269,635   $    29,493,311   $ 1,112,149   $   6,030,177
Reinvested dividends................         7,980          46,789         13,447            65,119           575           3,369
Shares redeemed.....................    (1,962,720)    (10,703,883)    (5,448,576)      (30,319,571)     (481,025)     (2,646,805)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     1,121,278   $   6,316,852       (165,494)  $      (761,141)      631,699   $   3,386,741
                                       ===========   =============   ============   ===============   ===========   =============

                                      BLUE CHIP GROWTH PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,571,221   $   8,747,425
Reinvested dividends................        2,763          13,381
Shares redeemed.....................     (356,098)     (1,901,939)
                                      -----------   -------------
Net increase (decrease).............    1,217,886   $   6,858,867
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       850,679   $   4,808,302         90,428   $       447,429
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (177,434)       (993,273)        (5,306)          (25,787)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       673,245   $   3,815,029         85,122   $       421,642
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
** See Note 1
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                         REAL ESTATE PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     3,262,528   $  42,978,187      7,727,162   $    80,070,622       939,342   $  12,392,272
Reinvested dividends................       227,033       3,211,729        250,989         2,738,373        33,503         473,315
Shares redeemed.....................    (3,368,095)    (44,231,810)    (7,121,879)      (71,087,042)     (506,348)     (6,765,039)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............       121,466   $   1,958,106        856,272   $    11,721,953       466,497   $   6,100,548
                                       ===========   =============   ============   ===============   ===========   =============

                                         REAL ESTATE PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,332,241   $  14,808,153
Reinvested dividends................       19,046         207,818
Shares redeemed.....................     (501,893)     (5,311,159)
                                      -----------   -------------
Net increase (decrease).............      849,394   $   9,704,812
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,022,207   $  14,274,919         78,545   $       851,139
Reinvested dividends............        10,749         151,743             --                --
Shares redeemed.................      (303,810)     (4,387,957)        (2,277)          (23,749)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       729,146   $  10,038,705         76,268   $       827,390
                                   ===========   =============   ============   ===============

                                                  SMALL COMPANY VALUE PORTFOLIO
                                   ------------------------------------------------------------
                                                             CLASS 1@
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2004                JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       179,924   $   1,890,779        256,774   $     2,766,842
Reinvested dividends............            --              --         43,701           375,000
Shares redeemed.................      (147,415)     (1,523,678)      (190,440)       (1,960,835)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        32,509   $     367,101        110,035   $     1,181,007
                                   ===========   =============   ============   ===============

                                                       MFS MID-CAP GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................    10,150,339   $  72,483,012     27,987,583   $   206,038,540
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (7,516,446)    (51,817,236)   (34,660,590)     (249,622,498)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     2,633,893   $  20,665,776     (6,673,007)  $   (43,583,958)
                                       ===========   =============   ============   ===============

                                                    MFS MID-CAP GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    3,475,566   $  24,547,372     4,563,187   $  32,683,449
Reinvested dividends................           --              --            --              --
Shares redeemed.....................   (1,449,821)    (10,288,330)   (1,328,747)     (8,960,760)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............    2,025,745   $  14,259,042     3,234,440   $  23,722,689
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     4,333,542   $  31,215,007        436,741   $     2,542,069
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (844,232)     (6,112,700)       (21,410)         (124,271)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     3,489,310   $  25,102,307        415,331   $     2,417,798
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------
    210

                                                       AGGRESSIVE GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     5,958,002   $  48,225,927     44,473,684   $   355,683,326
Reinvested dividends................            --              --         91,325           614,475
Shares redeemed.....................    (7,024,159)    (54,917,394)   (54,285,652)     (430,821,093)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,066,157)  $  (6,691,467)    (9,720,643)  $   (74,523,292)
                                       ===========   =============   ============   ===============

                                                     AGGRESSIVE GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      860,963   $   6,861,722     1,260,615   $   9,905,372
Reinvested dividends................           --              --         2,010          13,525
Shares redeemed.....................     (398,346)     (3,202,770)     (560,185)     (4,343,768)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      462,617   $   3,658,952       702,440   $   5,575,129
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       408,553   $   3,348,453         45,417   $       311,711
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (89,327)       (752,144)          (289)           (2,011)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       319,226   $   2,596,309         45,128   $       309,700
                                   ===========   =============   ============   ===============

                                                      GROWTH OPPORTUNITIES PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     6,539,711   $  28,078,151      2,804,966   $    12,565,942
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (3,662,114)    (16,002,890)    (5,065,917)      (21,397,204)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     2,877,597   $  12,075,261     (2,260,951)  $    (8,831,262)
                                       ===========   =============   ============   ===============

                                                   GROWTH OPPORTUNITIES PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,133,555   $   4,937,818     1,590,957   $   6,661,029
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (484,400)     (2,131,593)     (906,897)     (3,604,172)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      649,155   $   2,806,225       684,060   $   3,056,857
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                      FOR THE PERIOD ENDED            SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       533,692   $   2,365,158         94,650   $       338,427
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (128,577)       (563,583)        (7,062)          (26,403)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       405,115   $   1,801,575         87,588   $       312,024
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                        MARSICO GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     4,672,555   $  41,630,416      7,092,173   $    60,467,453     2,456,452   $  21,723,474
Shares issued in merger+............       528,974       5,106,261             --                --            --              --
Reinvested dividends................            --              --            635             5,000            --              --
Shares redeemed.....................    (2,833,801)    (24,895,498)    (2,932,908)      (24,053,202)     (699,025)     (6,329,371)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     2,367,728   $  21,841,179      4,159,900   $    36,419,251     1,757,427   $  15,394,103
                                       ===========   =============   ============   ===============   ===========   =============

                                       MARSICO GROWTH PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,488,480   $  20,685,000
Shares issued in merger+............           --              --
Reinvested dividends................           --              --
Shares redeemed.....................     (553,612)     (4,485,231)
                                      -----------   -------------
Net increase (decrease).............    1,934,868   $  16,199,769
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,561,804   $  14,233,776        175,354   $     1,381,139
Shares issued in merger+........            --              --             --                --
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (299,620)     (2,791,106)       (12,842)          (99,728)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,262,184   $  11,442,670        162,512   $     1,281,411
                                   ===========   =============   ============   ===============

                                                                          TECHNOLOGY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003               JANUARY 31, 2004
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    24,650,062   $  56,999,833     13,404,587   $    28,317,140     3,647,108   $   8,918,302
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................   (16,844,238)    (37,951,160)   (11,840,377)      (26,110,877)   (1,377,385)     (3,303,404)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     7,805,824   $  19,048,673      1,564,210   $     2,206,263     2,269,723   $   5,614,898
                                       ===========   =============   ============   ===============   ===========   =============

                                         TECHNOLOGY PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,647,945   $   6,030,520
Reinvested dividends................           --              --
Shares redeemed.....................     (936,218)     (1,951,663)
                                      -----------   -------------
Net increase (decrease).............    1,711,727   $   4,078,857
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     3,369,087   $   8,253,472        253,316   $       469,482
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (1,218,670)     (3,033,473)       (51,906)          (96,041)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     2,150,417   $   5,219,999        201,410   $       373,441
                                   ===========   =============   ============   ===============

---------------

+  See Note 11
*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------
    212

                                                     SMALL & MID CAP VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 2@
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                           FOR THE YEAR ENDED               AUGUST 1, 2002*
                                            JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,478,355   $  17,626,988        565,559   $     5,620,364
Reinvested dividends................         9,080         124,171            271             2,733
Shares redeemed.....................      (148,101)     (1,872,334)       (20,713)         (210,518)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     1,339,334   $  15,878,825        545,117   $     5,412,579
                                       ===========   =============   ============   ===============

                                                   SMALL & MID CAP VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 3
                                      ---------------------------------------------------------
                                                                          FOR THE PERIOD
                                          FOR THE YEAR ENDED            SEPTEMBER 30, 2002*
                                           JANUARY 31, 2004          THROUGH JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    3,274,666   $  40,379,186       277,260   $   2,769,851
Reinvested dividends................       12,761         174,672            56             567
Shares redeemed.....................     (510,078)     (6,457,924)      (11,849)       (121,594)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............    2,777,349   $  34,095,934       265,467   $   2,648,824
                                      ===========   =============   ===========   =============

                                                INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2004                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................    19,076,666   $ 151,211,105    166,554,664   $ 1,437,505,113
Shares issued in merger+............       527,842       5,031,251             --                --
Reinvested dividends................       309,256       2,820,011        182,889         1,344,530
Shares redeemed.....................   (21,994,772    (176,683,324)  (173,723,296)   (1,509,243,145)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (2,081,008)  $ (17,620,957)    (6,985,743)  $   (70,393,502)
                                       ===========   =============   ============   ===============

                                              INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2004              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    9,368,493   $  71,238,470    19,620,691   $ 158,305,260
Shares issued in merger+............           --              --            --              --
Reinvested dividends................       32,162         294,132        10,233          75,470
Shares redeemed.....................   (8,835,670)    (67,568,479)  (18,023,924)   (145,811,243)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      564,985   $   3,964,123     1,607,000   $  12,569,487
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     6,776,032   $  55,947,624        234,008   $     1,738,762
Shares issued in merger+........            --              --             --                --
Reinvested dividends............        13,002         118,850             --                --
Shares redeemed.................    (5,610,270)    (46,587,666)        (4,263)          (31,668)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,178,764   $   9,478,808        229,745   $     1,707,094
                                   ===========   =============   ============   ===============

                                                           GLOBAL EQUITIES PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1@
                                          ------------------------------------------------------------
                                              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                               JANUARY 31, 2004                JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      4,220,701   $  37,894,188     77,565,095   $   734,471,517
Reinvested dividends..................         61,801         611,341             --                --
Shares redeemed.......................     (8,833,876)    (79,257,438)   (88,488,163)     (837,265,748)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (4,551,374)  $ (40,751,909)   (10,923,068)  $  (102,794,231)
                                          ===========   =============   ============   ===============

                                                        GLOBAL EQUITIES PORTFOLIO
                                        ---------------------------------------------------------
                                                                CLASS 2@
                                        ---------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                             JANUARY 31, 2004              JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      844,934   $   7,513,595     4,660,818   $  43,360,522
Reinvested dividends..................        1,487          14,671            --              --
Shares redeemed.......................     (681,266)     (6,141,949)   (3,843,364)    (35,605,890)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      165,155   $   1,386,317       817,454   $   7,754,632
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       524,183   $   4,879,048         43,250   $       351,811
Reinvested dividends............           179           1,768             --                --
Shares redeemed.................      (235,345)     (2,178,132)        (9,510)          (77,023)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       289,017   $   2,702,684         33,740   $       274,788
                                   ===========   =============   ============   ===============

---------------

+  See Note 11
*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1@
                                          ------------------------------------------------------------
                                              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                               JANUARY 31, 2004                JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................     42,011,631   $ 222,413,626    422,306,625   $ 2,792,988,050
Reinvested dividends..................      1,206,381       7,625,969             --                --
Shares redeemed.......................    (45,107,839)   (240,669,418)  (434,805,144)   (2,902,560,031)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (1,889,827)  $ (10,629,823)   (12,498,519)  $  (109,571,981)
                                          ===========   =============   ============   ===============

                                              INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                        ---------------------------------------------------------
                                                                CLASS 2@
                                        ---------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                             JANUARY 31, 2004              JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................   20,284,349   $ 109,793,313    55,985,809   $ 348,723,394
Reinvested dividends..................      141,286         889,477            --              --
Shares redeemed.......................  (17,824,185)    (95,762,312)  (55,060,231)   (344,529,345)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    2,601,450   $  14,920,478       925,578   $   4,194,049
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................    11,363,503   $  67,557,100        493,661   $     2,644,332
Reinvested dividends............       156,934         987,208             --                --
Shares redeemed.................    (6,204,648)    (36,215,388)       (12,546)          (67,672)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     5,315,789   $  32,328,920        481,115   $     2,576,660
                                   ===========   =============   ============   ===============

                                                           EMERGING MARKETS PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1@
                                          ------------------------------------------------------------
                                              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                               JANUARY 31, 2004                JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      7,288,345   $  53,639,069     16,219,163   $   110,823,124
Reinvested dividends..................             --              --         33,336           197,353
Shares redeemed.......................     (6,977,239)    (48,761,401)   (17,948,152)     (120,826,430)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............        311,106   $   4,877,668     (1,695,653)  $    (9,805,953)
                                          ===========   =============   ============   ===============

                                                       EMERGING MARKETS PORTFOLIO
                                        ---------------------------------------------------------
                                                                CLASS 2@
                                        ---------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                             JANUARY 31, 2004              JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      603,213   $   4,795,279     1,316,313   $   8,799,016
Reinvested dividends..................           --              --           785           4,647
Shares redeemed.......................     (274,479)     (2,126,995)     (899,316)     (6,025,289)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      328,734   $   2,668,284       417,782   $   2,778,374
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                       FOR THE YEAR ENDED             SEPTEMBER 30, 2002*
                                        JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     2,291,223   $  19,285,920         46,957   $       282,413
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (1,973,096)    (16,930,014)        (1,246)           (7,659)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       318,127   $   2,355,906         45,711   $       274,754
                                   ===========   =============   ============   ===============

                                                            FOREIGN VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 2@
                                          ------------------------------------------------------------
                                                                                FOR THE PERIOD
                                              FOR THE YEAR ENDED               AUGUST 1, 2002*
                                               JANUARY 31, 2004            THROUGH JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      2,196,757   $  23,802,425        652,255   $     6,358,913
Reinvested dividends..................         21,579         265,014          1,836            17,207
Shares redeemed.......................       (217,836)     (2,538,321)        (7,424)          (72,650)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............      2,000,500   $  21,529,118        646,667   $     6,303,470
                                          ===========   =============   ============   ===============

                                                         FOREIGN VALUE PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 3
                                        ---------------------------------------------------------
                                                                            FOR THE PERIOD
                                            FOR THE YEAR ENDED            SEPTEMBER 30, 2002*
                                             JANUARY 31, 2004          THROUGH JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................    5,573,932   $  62,082,539       454,623   $   4,297,328
Reinvested dividends..................       31,620         388,503           778           7,293
Shares redeemed.......................   (1,157,419)    (12,866,454)       (5,461)        (52,395)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    4,448,133   $  49,604,588       449,940   $   4,252,226
                                        ===========   =============   ===========   =============

---------------

*  Inception date of class
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                  GOLDMAN SACHS       SUNAMERICA       MORGAN STANLEY &
    PORTFOLIO                                                         & CO.        SECURITIES, INC.       CO., INC.
    -------------------------------------------------------------------------------------------------------------------
    Goldman Sachs Research......................................     $ 2,184             $ --               $1,097
    Growth Opportunities........................................          --              816                   --
    Technology..................................................      33,622               --                4,973

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the year ended January 31, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                               REALIZED     UNREALIZED
PORTFOLIO                            SECURITY                INCOME    PURCHASES    SALES     GAIN (LOSS)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Equity Index..........  American International Group, Inc.   $    --     $  --     $ 10,896     $ 1,585     $   60,958
Davis Venture Value...  American International Group, Inc.    30,976        --      136,827      94,324      6,324,981
Putnam Growth:
  Voyager.............  American International Group, Inc.    15,898        --           --          --      2,496,511
Global Equities.......  American International Group, Inc.        --        --      143,460      79,034      2,326,626

                         MARKET VALUE
                        AT JANUARY 31,
PORTFOLIO                    2004
----------------------  --------------
Equity Index..........    $  834,997
Davis Venture Value...     9,545,000
Putnam Growth:
  Voyager.............     4,929,353
Global Equities.......     4,873,168

9. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The International Growth and Income Portfolio had approximately 21.7% of its net assets invested in equity securities of companies domiciled the United Kingdom. Additionally, International Diversified Equities Portfolio had 20.0% invested in Japan and Emerging Markets Portfolio had 20.3% invested in South Korea.

10. COMMITMENTS AND CONTINGENCIES: The SunAmerica Family of Mutual Funds has established committed and uncommitted lines of credit with State Street Bank and Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75,000,000 committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. During the year ended January 31, 2004, the following portfolios had borrowings:

                                                                                          AVERAGE      WEIGHTED
                                                                 DAYS        INTEREST       DEBT       AVERAGE
PORTFOLIO                                                     OUTSTANDING    CHARGES      UTILIZED     INTEREST
---------------------------------------------------------------------------------------------------------------
Global Bond.................................................       17        $   789     $1,017,808      1.61%
High-Yield Bond.............................................       52         20,737      9,177,365      1.60%
Worldwide High Income.......................................        8          1,231      3,662,583      1.48%
Balanced....................................................       12          1,817      3,602,529      1.52%
Telecom Utility.............................................        9            964      2,186,601      1.79%
Growth -- Income............................................       37          3,262      2,034,391      1.56%
Federated American Leaders..................................        5            489      1,996,359      1.76%
Davis Venture...............................................        4            427      2,122,061      1.81%
"Dogs" of Wall Street.......................................       19            764        823,720      1.78%
Alliance Growth.............................................      145          9,715      1,487,386      1.63%
Goldman Sachs Research......................................       21            196        194,907      1.74%
Putnam Growth: Voyager......................................       69          2,281        733,252      1.60%
Aggressive Growth...........................................       87         11,362      2,971,031      1.62%
Technology..................................................       18          2,017      2,419,701      1.67%
International Growth and Income.............................       47          4,914      2,208,227      1.68%
Global Equities.............................................      196          7,706        839,848      1.66%
Emerging Markets............................................      113          5,094        927,968      1.71%

                                                           ---------------------

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2004 none of the Portfolios participated in this program.

11. FUND MERGERS

On June 17, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization of the acquisitions of assets of certain portfolios of the Mutual Fund Variable Annuity Trust ("MVAT"), advised by JP Morgan Chase & Co. by the Cash Management Portfolio, MFS Total Return Portfolio, Davis Venture Value Portfolio, Marsico Growth Portfolio and the International Growth and Income Portfolio. Effective December 5, 2003, all the assets and liabilities of MVAT were transferred to the Trust. Except for the Cash Management Portfolio's acquisition of MVAT U.S. Government Portfolio, the acquisitions were non-taxable events. The details of the acquisitions are set forth below.

The Cash Management Portfolio acquired all of the assets and liabilities of MVAT -- U.S. Government Income Portfolio and MVAT -- Money Market Portfolio in exchange for Class 1 shares. The MFS Total Return Portfolio acquired all of the assets and liabilities of MVAT -- Asset Allocation Portfolio in exchange for Class 1 shares. The Davis Venture Value Portfolio acquired all of the assets and liabilities of MVAT -- Growth and Income Portfolio in exchange for Class 1 shares. The Marsico Growth Portfolio acquired all of the assets and liabilities of MVAT -- Capital Growth Portfolio in exchange for Class 1 shares. The International Growth and Income Portfolio acquired all of the assets and liabilities of MVAT -- International Equity Portfolio in exchange for Class 1 shares.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Cash Management Portfolio prior to merger.....  $  383,538,920
Net assets of MVAT -- U.S. Government Income Portfolio prior
  to merger.................................................       1,714,278
Net assets of MVAT -- Money Market Portfolio prior to
  merger....................................................       1,987,797
                                                              --------------
Aggregate net assets of Cash Management Portfolio following
  acquisition...............................................     387,240,995
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- U.S.
  Government Income Portfolio...............................             (36)
Unrealized appreciation (depreciation) in MVAT -- U.S. Money
  Market Portfolio..........................................              --

Net assets of MFS Total Return Portfolio prior to merger....     781,801,159
Net assets of MVAT -- Asset Allocation Portfolio prior to
  merger....................................................       4,894,703
                                                              --------------
Aggregate net assets of MFS Total Return Portfolio following
  acquisition...............................................     786,695,682
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Asset
  Allocation Portfolio......................................         435,049

Net assets of Davis Venture Value Portfolio prior to
  merger....................................................   2,115,241,566
Net assets of MVAT -- Growth and Income Portfolio prior to
  merger....................................................       6,035,043
                                                              --------------
Aggregate net assets of Davis Venture Value Portfolio
  following acquisition.....................................   2,121,276,609
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Growth and
  Income Portfolio..........................................         733,499

Net assets of Marsico Growth Portfolio prior to merger......     124,603,716
Net assets of MVAT -- Capital Growth Portfolio prior to
  merger....................................................       5,106,261
                                                              --------------
Aggregate net assets of Marsico Growth Portfolio following
  acquisition...............................................     129,709,977
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Capital
  Growth Portfolio..........................................         969,421

Net assets of International Growth and Income Portfolio
  prior to merger...........................................     258,529,212
Net assets of MVAT -- International Equity Portfolio prior
  to merger.................................................       5,031,251
                                                              --------------
Aggregate net assets of International Growth and Income
  Portfolio following acquisition...........................     263,560,463
                                                              --------------
Unrealized appreciation (depreciation) in
  MVAT -- International Equity Portfolio....................         478,007

12. OTHER INVESTMENT INFORMATION: The High Yield Bond Portfolio holds two securities that have passed their respective maturity dates. The securities are Renco Metals, Inc., 11.50% due 07/01/03 and Midcom Communication, Inc. 8.25% due 08/15/03. Each security is subject to litigation, the outcome of which is still to be determined. The Statement of Assets and Liabilities reflects the market value, cost and unrealized appreciation (depreciation) associated with these securities.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      1/31/00      $10.67     $   0.51      $     --      $    0.51       $(0.24)        $   --         $(0.24)      $10.94
      1/31/01       10.94         0.66         (0.02)          0.64        (0.45)            --          (0.45)       11.13
      1/31/02       11.13         0.37          0.02           0.39        (0.45)            --          (0.45        11.07
      1/31/03       11.07         0.15         (0.02)          0.13        (0.37)            --          (0.37)       10.83
      1/31/04       10.83         0.08          0.00           0.08        (0.23)            --          (0.23)       10.68
                                                Cash Management Portfolio Class 2
      7/9/01@-
      1/31/02       11.34         0.12          0.03           0.15        (0.44)            --          (0.44)       11.05
      1/31/03       11.05         0.12          0.01           0.13        (0.36)            --          (0.36)       10.82
      1/31/04       10.82         0.06         (0.01)          0.05        (0.21)            --          (0.21)       10.66
                                                Cash Management Portfolio Class 3
      9/30/02@-
      1/31/03       10.78         0.02          0.01           0.03           --             --             --        10.81
      1/31/04       10.81         0.04          0.01           0.05        (0.21)            --          (0.21)       10.65
                                                Corporate Bond Portfolio Class 1
      1/31/00       11.99         0.81         (1.15)         (0.34)       (0.53)            --          (0.53)       11.12
      1/31/01       11.12         0.89         (0.02)          0.87        (0.77)            --          (0.77)       11.22
      1/31/02       11.22         0.84         (0.26)          0.58        (0.63)            --          (0.63)       11.17
      1/31/03       11.17         0.80         (0.02)          0.78        (0.71)            --          (0.71)       11.24
      1/31/04       11.24         0.69          0.71           1.40        (0.72)            --          (0.72)       11.92
                                                Corporate Bond Portfolio Class 2
      7/9/01@-
      1/31/02       11.37         0.43            --           0.43        (0.63)            --          (0.63)       11.17
      1/31/03       11.17         0.73          0.03           0.76        (0.70)            --          (0.70)       11.23
      1/31/04       11.23         0.67          0.71           1.38        (0.70)            --          (0.70)       11.91
                                                Corporate Bond Portfolio Class 3
      9/30/02@-
      1/31/03       10.83         0.20          0.20           0.40           --             --             --        11.23
      1/31/04       11.23         0.61          0.75           1.36        (0.70)            --          (0.70)       11.89
                                                  Global Bond Portfolio Class 1
      1/31/00       11.95         0.42         (0.66)         (0.24)       (0.47)         (0.41)         (0.88)       10.83
      1/31/01       10.83         0.45          0.63           1.08        (0.70)            --          (0.70)       11.21
      1/31/02       11.21         0.43          0.02           0.45        (1.03)            --          (1.03)       10.63
      1/31/03       10.63         0.42          0.25           0.67        (0.18)         (0.15)         (0.33)       10.97
      1/31/04       10.97         0.36          0.05           0.41           --             --             --        11.38
                                                  Global Bond Portfolio Class 2
      7/9/01@-
      1/31/02       11.41         0.21          0.04           0.25        (1.03)            --          (1.03)       10.63
      1/31/03       10.63         0.38          0.27           0.65        (0.17)         (0.15)         (0.32)       10.96
      1/31/04       10.96         0.33          0.06           0.39           --             --             --        11.35
                                                  Global Bond Portfolio Class 3
      9/30/02@-
      1/31/03       10.68         0.11          0.17           0.28           --             --             --        10.96
      1/31/04       10.96         0.30          0.08           0.38           --             --             --        11.34

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      1/31/00        4.85%   $466,588     0.53%          4.82%           --%
      1/31/01        5.95     404,005      0.52           5.83           --
      1/31/02        3.48     600,741      0.52           3.31           --
      1/31/03        1.22     457,994      0.52           1.37           --
      1/31/04        0.72     244,351      0.54           0.69           --
                               Cash Management Portfolio Class 2
      7/9/01@-
      1/31/02        1.34      22,093      0.68+          1.75+          --
      1/31/03        1.22      82,513      0.67           1.13           --
      1/31/04        0.48      54,706      0.69           0.54           --
                               Cash Management Portfolio Class 3
      9/30/02@-
      1/31/03        0.28      10,355      0.76+          0.68+          --
      1/31/04        0.45      59,832      0.80           0.37           --
                                Corporate Bond Portfolio Class 1
      1/31/00       (2.75)    184,309      0.71           7.05           37
      1/31/01        8.11     199,334      0.69           7.99           36
      1/31/02        5.27     258,912      0.67           7.41           83
      1/31/03        7.17     263,378      0.65           7.17           45
      1/31/04       12.67     277,860      0.64           5.89           46
                                Corporate Bond Portfolio Class 2
      7/9/01@-
      1/31/02        3.84      10,530      0.82+          7.05+          83
      1/31/03        6.99      40,274      0.80           6.87           45
      1/31/04       12.53      55,428      0.79           5.73           46
                                Corporate Bond Portfolio Class 3
      9/30/02@-
      1/31/03        3.69       2,965      0.87+          5.87+          45
      1/31/04       12.31      29,614      0.90           5.56           46
                                 Global Bond Portfolio Class 1
      1/31/00       (1.86)    127,145      0.84           3.68          189
      1/31/01       10.35     139,528      0.81(1)        4.07(1)       202
      1/31/02        4.03     145,556      0.81           3.84          193
      1/31/03        6.36     132,160      0.80           3.89           66
      1/31/04        3.74     114,854      0.82           3.17          115
                                 Global Bond Portfolio Class 2
      7/9/01@-
      1/31/02        2.17       2,873      0.97+         3.46+          193
      1/31/03        6.18      10,931      0.94           3.70           66
      1/31/04        3.56      14,577      0.97           3.00          115
                                 Global Bond Portfolio Class 3
      9/30/02@-
      1/31/03        2.62         848      0.98+          3.20+          66
      1/31/04        3.47       8,162      1.07           2.82          115

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      1/31/00      $11.14      $1.09        $(0.55)        $ 0.54        $(1.14)        $   --         $(1.14)      $10.54
      1/31/01       10.54       1.09         (1.44)         (0.35)        (1.11)            --          (1.11)        9.08
      1/31/02        9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01
      1/31/03        7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      1/31/04        5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
                                               High-Yield Bond Portfolio Class 2
      7/9/01@-
      1/31/02        8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      1/31/03        7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      1/31/04        5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
                                               High-Yield Bond Portfolio Class 3
      9/30/02@-
      1/31/03        5.21       0.18          0.28           0.46            --             --             --         5.67
      1/31/04        5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
                                            Worldwide High Income Portfolio Class 1
      1/31/00       10.12       1.13          0.67           1.80         (1.33)            --          (1.33)       10.59
      1/31/01       10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
      1/31/02        9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      1/31/04        6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
                                            Worldwide High Income Portfolio Class 2
      7/9/01@-
      1/31/02        8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      1/31/04        6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      1/31/03        6.15       0.14          0.23           0.37            --             --             --         6.52
      1/31/04        6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      1/31/00        5.09%   $310,032      0.67%         10.00%        105%
      1/31/01       (3.44)    299,534      0.71(1)       10.98(1)       106
      1/31/02      (10.11)    255,845      0.71          12.18          148
      1/31/03       (3.92)    221,410      0.75          10.09          121
      1/31/04       32.41     311,063      0.73           9.09          125
                               High-Yield Bond Portfolio Class 2
      7/9/01@-
      1/31/02       (3.92)      4,785      0.88+         11.22+         148
      1/31/03       (3.87)     18,881      0.91          10.15          121
      1/31/04       32.05      44,595      0.88           8.82          125
                               High-Yield Bond Portfolio Class 3
      9/30/02@-
      1/31/03        8.83       3,165      1.04+(1)      10.74+(1)      121
      1/31/04       31.84      28,897      0.97           8.51          125
                            Worldwide High Income Portfolio Class 1
      1/31/00       19.22     124,404      1.14(1)       10.66(1)       116
      1/31/01        3.67     117,236      1.10          10.84          158
      1/31/02       (8.61)     93,599      1.11(1)       10.97(1)       139
      1/31/03        0.45      77,847      1.15           9.55          103
      1/31/04       25.40      92,530      1.15           7.16          149
                            Worldwide High Income Portfolio Class 2
      7/9/01@-
      1/31/02       (0.25)      1,028      1.27+(1)      10.53+(1)      139
      1/31/03        0.10       3,247      1.29           9.44          103
      1/31/04       25.31       6,927      1.30           7.00          149
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      1/31/03        6.02         106      1.36+          9.43+         103
      1/31/04       24.95         718      1.39           6.74          149

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Gross of custody credits of 0.02%, 0.01% and 0.01%, for the periods ending January 31, 2000, January 31, 2001, and
        January 31, 2002.

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      1/31/00      $17.24      $0.36        $ 1.80         $ 2.16        $(0.12)        $(0.22)        $(0.34)      $19.06
      1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      1/31/04       11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
                                             SunAmerica Balanced Portfolio Class 2
      7/9/01@-
      1/31/02       15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      1/31/03       14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      1/31/04       11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
                                             SunAmerica Balanced Portfolio Class 3
      9/30/02@-
      1/31/03       11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      1/31/04       11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
                                               MFS Total Return Portfolio Class 1
                       --                       --                           --
      1/31/00       15.84       0.48         (0.38)          0.10         (0.29)         (1.77)         (2.06)       13.88
      1/31/01       13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
      1/31/02       16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      1/31/03       15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      1/31/04       13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
                                               MFS Total Return Portfolio Class 2
      7/9/01@-
      1/31/02       16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      1/31/03       15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      1/31/04       13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
                                               MFS Total Return Portfolio Class 3
      9/30/02@-
      1/31/03       13.61       0.09          0.27           0.36            --             --             --        13.97
      1/31/04       13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      1/31/00       12.76%   $509,054     0.66%          2.01%          197%
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      1/31/04       18.51     318,419      0.69           1.45          186
                             SunAmerica Balanced Portfolio Class 2
      7/9/01@-
      1/31/02       (5.26)      6,094     0.82+           1.63+         322
      1/31/03      (15.04)     19,712      0.82           1.72          611
      1/31/04       18.36      27,532      0.84           1.30          186
                             SunAmerica Balanced Portfolio Class 3
      9/30/02@-
      1/31/03       (2.28)        579      0.89+          1.33+         611
      1/31/04       18.25       6,581      0.95           1.20          186
                               MFS Total Return Portfolio Class 1
      1/31/00        0.29     208,919      0.76(1)        3.17(1)       116
      1/31/01       20.94     303,278      0.74(1)        3.42(1)       111
      1/31/02       (0.25)    469,605      0.73           2.93          105
      1/31/03       (5.96)    516,660      0.72(2)        2.81(2)        68
      1/31/04       20.73     630,428      0.74(2)        2.37(2)        49
                               MFS Total Return Portfolio Class 2
      7/9/01@-
      1/31/02        0.39      20,010      0.88+          2.39+         105
      1/31/03       (6.12)     92,257      0.87(2)        2.62(2)        68
      1/31/04       20.58     141,025      0.89(2)        2.21(2)        49
                               MFS Total Return Portfolio Class 3
      9/30/02@-
      1/31/03        2.65       6,325      0.98+(2)       2.24+(2)       68
      1/31/04       20.43      59,339      0.99(2)        2.05(2)        49

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       MFS Total Return Class 1...............................  0.01%   0.02%
       MFS Total Return Class 2...............................  0.01    0.02
       MFS Total Return Class 3...............................  0.01    0.02

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      1/31/00     $14.57      $0.48        $ 0.23         $ 0.71        $(0.24)        $(0.62)        $(0.86)      $14.42
      1/31/01      14.42       0.39         (1.83)         (1.44)        (0.38)         (0.21)         (0.59)       12.39
      1/31/02      12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      1/31/03      10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      1/31/04       6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
                                               Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02      11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      1/31/03      10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      1/31/04       6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      1/31/03       6.75       0.09            --           0.09            --             --             --         6.84
      1/31/04       6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95
                                                Equity Income Portfolio Class 1
      1/31/00      10.54       0.22         (0.08)          0.14         (0.18)         (0.25)         (0.43)       10.25
      1/31/01      10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71
      1/31/02      11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      1/31/03      10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      1/31/04       8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
                                                Equity Index Portfolio Class 1
      1/31/00      11.15       0.12          0.67           0.79         (0.06)            --          (0.06)       11.88
      1/31/01      11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      1/31/02      11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      1/31/03       9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      1/31/04       7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62

      ---------  ------------------------------------------------------------
                              NET       RATIO OF     RATIO OF NET
                             ASSETS    EXPENSES TO    INVESTMENT
                             END OF      AVERAGE      INCOME TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                              Telecom Utility Portfolio Class 1
      1/31/00       5.01%   $120,159      0.84%          3.31%         121%
      1/31/01     (10.27)    112,682      0.84(1)        2.81(1)       104
      1/31/02     (16.46)     84,766      0.85(1)        6.09(1)       102
      1/31/03     (22.90)     52,982      0.95(3)        4.82(3)       123
      1/31/04      24.12      50,898      0.98(3)        4.83(3)        19
                              Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02     (13.56)      1,421      1.01+(1)       5.16+(1)      102
      1/31/03     (22.99)      3,466      1.12(3)        4.90(3)       123
      1/31/04      23.78       3,835      1.13(3)        4.64(3)        19
                              Telecom Utility Portfolio Class 3
      11/11/02@
      1/31/03       1.33         103      1.29+(3)       6.18+(3)      123
      1/31/04      23.61         188      1.23(3)        4.41(3)        19
                               Equity Income Portfolio Class 1
      1/31/00       1.29       6,670      0.95(2)        2.05(2)        34
      1/31/01      14.44       8,315      0.95(2)        1.94(2)        59
      1/31/02      (5.44)      8,060      0.95(2)        1.89(2)        30
      1/31/03     (18.06)      6,449      1.13(2)        1.84(2)        74
      1/31/04      31.51       8,715      1.35(2)        1.35(2)        27
                                Equity Index Portfolio Class 1
      1/31/00       7.05      63,487      0.55(2)        1.02(2)         1
      1/31/01      (1.29)     63,786      0.55(2)        0.64(2)         4
      1/31/02     (16.57)     51,434      0.55(2)        0.80(2)         5
      1/31/03     (23.31)     37,586      0.55(2)        1.07(2)         4
      1/31/04      33.68      49,616      0.55(2)        1.19(2)         1

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of Custody Credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/00    1/01    1/02    1/03    1/04     1/00    1/01    1/02    1/03    1/04
                                                   -------------------------------------    -------------------------------------
       Equity Income Class 1...................    1.56%   1.88%   1.91%   1.54%   1.77%    1.44%   1.01%   0.93%   1.43%   0.93%
       Equity Index Class 1....................    0.85    0.55    0.59    0.58    0.62     0.72    0.64    0.76    1.04    1.12

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Telecom Utility Class 1................................  0.07%   0.04%
       Telecom Utility Class 2................................  0.08    0.04
       Telecom Utility Class 3................................  0.07    0.04

    See Notes to Financial Statements

---------------------
    220

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      1/31/00      $27.88      $0.16        $ 4.75         $ 4.91        $(0.15)        $(1.40)        $(1.55)      $31.24
      1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05
      1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      1/31/04       16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
                                                Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      1/31/03       21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      1/31/04       16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
                                                Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      1/31/04       16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
                                          Federated American Leaders Portfolio Class 1
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)           --           (0.15)       11.61
      1/31/04       11.61       0.21          3.63           3.84         (0.21)           --           (0.21)       15.24
                                          Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      1/31/03       14.84       0.16         (3.28)         (3.12)        (0.13)           --           (0.13)       11.59
      1/31/04       11.59       0.19          3.63           3.82         (0.19)           --           (0.19)       15.22
                                          Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03       11.10       0.05          0.44           0.49           --             --             --         11.59
      1/31/04       11.59       0.16          3.64           3.80         (0.19)           --           (0.19)       15.20

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      1/31/00       18.37%   $1,828,340      0.56%          0.56%          43%
      1/31/01       (1.63)    1,931,070      0.57           0.60           52
      1/31/02      (19.96)    1,450,218      0.58           0.62           56
      1/31/03      (21.61)      877,271      0.59(1)        0.79(1)        45
      1/31/04       33.04       981,864      0.64(1)        0.62(1)        56
                                 Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       (8.11)       14,959      0.74+          0.44+          56
      1/31/03      (21.75)       35,928      0.74(1)        0.64(1)        45
      1/31/04       32.84        49,786      0.79(1)        0.46(1)        56
                                 Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       (0.30)        2,139      0.81+(1)       0.53+(1)       45
      1/31/04       32.76        10,635      0.90(1)        0.31(1)        56
                           Federated American Leaders Portfolio Class 1
      1/31/00        0.17       208,488      0.77           1.17           34
      1/31/01       10.62       231,716      0.76           1.56           46
      1/31/02       (7.53)      270,692      0.76           1.05           33
      1/31/03      (20.76)      191,653      0.76(1)        1.41(1)        32
      1/31/04       33.25       224,293      0.84(1)        1.55(1)        31
                           Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       (4.07)        6,864      0.91+          0.92+          33
      1/31/03      (20.98)       16,432      0.92(1)        1.30(1)        32
      1/31/04       33.13        22,101      0.99(1)        1.40(1)        31
                           Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03        4.41         1,119      0.98+(1)       1.32+(1)       32
      1/31/04       32.92         9,470      1.09(1)        1.19(1)        31

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Growth-Income Class 1..................................  0.01%   0.04%
       Growth-Income Class 2..................................  0.01    0.04
       Growth-Income Class 3..................................  0.01    0.04
       Federated American Leaders Class 1.....................  0.01    0.07
       Federated American Leaders Class 2.....................  0.02    0.07
       Federated American Leaders Class 3.....................  0.01    0.07

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      1/31/00      $24.38      $0.13        $ 3.06         $ 3.19        $(0.20)        $(0.93)        $(1.13)      $26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      1/31/04       17.21       0.21          6.47           6.68         (0.17)           --           (0.17)       23.72
                                             Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      1/31/03       20.57       0.12         (3.39)         (3.27)        (0.10)           --           (0.10)       17.20
      1/31/04       17.20       0.17          6.47           6.64         (0.15)           --           (0.15)       23.69
                                             Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03       16.49       0.03          0.67           0.70           --             --             --         17.19
      1/31/04       17.19       0.12          6.49           6.61         (0.14)           --           (0.14)       23.66
                                            "Dogs" of Wall Street Portfolio Class 1
      1/31/00        9.60       0.21         (1.12)         (0.91)        (0.05)         (0.26)         (0.31)        8.38
      1/31/01        8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      1/31/02        9.02       0.20          0.36           0.56         (0.20)           --           (0.20)        9.38
      1/31/03        9.38       0.22         (1.44)         (1.22)        (0.17)           --           (0.17)        7.99
      1/31/04        7.99       0.24          2.07           2.31         (0.24)           --           (0.24)       10.06
                                            "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        9.15       0.09          0.34           0.43         (0.20)           --           (0.20)        9.38
      1/31/03        9.38       0.19         (1.43)         (1.24)        (0.16)           --           (0.16)        7.98
      1/31/04        7.98       0.22          2.08           2.30         (0.23)           --           (0.23)       10.05
                                            "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        7.90       0.05          0.03           0.08           --             --             --          7.98
      1/31/04        7.98       0.19          2.10           2.29         (0.23)           --           (0.23)       10.04

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      1/31/00       13.42%   $2,303,994      0.74%          0.51%          23%
      1/31/01       12.72     2,808,045      0.75           0.47           26
      1/31/02      (15.57)    2,323,050      0.76           0.49           30
      1/31/03      (15.79)    1,612,985      0.75           0.81           17
      1/31/04       38.95     2,004,101      0.77           1.03           13
                              Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       (5.48)       33,826      0.92+          0.43+          30
      1/31/03      (15.88)       95,566      0.90           0.69           17
      1/31/04       38.68       176,392      0.92           0.84           13
                              Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03        4.24         7,105      0.97+          0.48+          17
      1/31/04       38.54        88,056      1.03           0.61           13
                             "Dogs" of Wall Street Portfolio Class 1
      1/31/00      (10.02)       98,924      0.67           2.11           51
      1/31/01       12.05        92,070      0.72           2.76           55
      1/31/02        6.34       112,588      0.71           2.22           35
      1/31/03      (13.07)       99,103      0.69           2.42           67
      1/31/04       29.27       105,109      0.71           2.67           56
                             "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        4.79         3,049      0.86+          1.78+          35
      1/31/03      (13.26)       10,735      0.84           2.29           67
      1/31/04       29.12        20,038      0.86           2.46           56
                             "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        1.01           569      0.92+          1.91+          67
      1/31/04       28.95         6,743      0.96           2.21           56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      1/31/00     $35.26     $(0.04)       $ 4.46         $ 4.42        $(0.05)        $(3.05)        $(3.10)      $36.58
      1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      1/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
                                               Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      1/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      1/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
                                               Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      1/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
                                           Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92
      1/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      1/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      1/31/04       5.12         --          1.52           1.52            --             --             --         6.64
                                           Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      1/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      1/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
                                           Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      1/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                   Alliance Growth Portfolio Class 1
      1/31/00       14.09%   $2,875,413      0.63%           (0.11)%             77%
      1/31/01      (10.17)    2,810,098      0.64            (0.10)             101
      1/31/02      (23.05)    1,928,115      0.65             0.17               86
      1/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      1/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
                                   Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02       (4.67)       20,918      0.81+           (0.10)+             86
      1/31/03      (30.17)       42,038      0.80(1)          0.07(1)            51
      1/31/04       31.94        67,731      0.83(1)          0.10(1)            63
                                   Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03       (4.66)        2,490      0.88+(1)         0.19+(1)           51
      1/31/04       31.85        27,900      0.94(1)         (0.07)(1)           63
                               Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01       (0.42)       39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
      1/31/02      (31.55)       28,382      1.35(3)         (0.49)(3)          144
      1/31/03      (24.59)       23,828      1.35(3)         (0.21)(3)          198
      1/31/04       29.69        24,076      1.35(3)         (0.03)(3)           52
                               Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02      (16.40)        2,049      1.50+(3)        (0.75)+(3)         144
      1/31/03      (24.63)        4,085      1.50(3)         (0.37)(3)          198
      1/31/04       29.35         6,360      1.50(3)         (0.19)(3)           52
                               Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03        4.29           119      1.60+(3)        (0.56)+(3)         198
      1/31/04       29.35           418      1.60(3)         (0.30)(3)           52

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Alliance Growth Portfolio Class 1......................  0.00%   0.02%
       Alliance Growth Portfolio Class 2......................  0.01    0.02
       Alliance Growth Portfolio Class 3......................  0.02    0.02

   (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                             ---------------------------------------    -----------------------------------------
                                             1/00    1/01+    1/02    1/03     1/04     1/00     1/01+    1/02     1/03     1/04
                                             ---------------------------------------    -----------------------------------------
       Goldman Sachs Research Class 1......   --%    1.63%    1.49%    1.44%   1.53%       --%   (0.82)%  (0.63)%  (0.30)%  (0.21)%
       Goldman Sachs Research Class 2......   --       --     1.70+    1.58    1.68        --      --     (0.94)+  (0.44)   (0.37)
       Goldman Sachs Research Class 3......   --       --      --      1.60+   1.77        --      --        --    (0.56)+  (0.47)

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      1/31/00     $16.98     $ 0.10        $ 0.11         $ 0.21        $(0.03)        $(3.81)        $(3.84)      $13.35
      1/31/01      13.35       0.08          0.42           0.50         (0.08)            --          (0.08)       13.77
      1/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79
      1/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      1/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      1/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      1/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      1/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
                                           Putnam Growth: Voyager Portfolio Class 1
      1/31/00      23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48
      1/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      1/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      1/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      1/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
                                           Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      1/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      1/31/04      11.02         --          3.22           3.22         (0.01)            --          (0.01)       14.23
                                           Putnam Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      1/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22

      ---------  --------------------------------------------------------------------
                              NET       RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ---------  --------------------------------------------------------------------
                         MFS Massachusetts Investors Trust Portfolio Class 1
      1/31/00       1.77%   $337,222      0.75%              0.66%              64%
      1/31/01       3.71     369,518      0.76               0.58               81
      1/31/02     (17.15)    323,404      0.78               0.66               82
      1/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      1/31/04      27.73     237,182      0.82(1)            0.81(1)            93
                         MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      (5.67)      5,674      0.93+              0.37+              82
      1/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      1/31/04      27.56      29,479      0.97(1)            0.65(1)            93
                         MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      1/31/04      27.40      16,650      1.08(1)            0.50(1)            93
                               Putnam Growth: Voyager Portfolio Class 1
      1/31/00      16.51     783,896      0.80             (0.09)               76
      1/31/01     (13.68)    732,943      0.79             (0.10)               84
      1/31/02     (25.71)    486,747      0.82               0.11               94
      1/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      1/31/04      29.51     288,148      0.93(1)            0.08(1)            56
                               Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02     (11.09)      3,960      0.99+           (0.05)+               94
      1/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      1/31/04      29.27      11,344      1.08(1)       (0.08)(1)               56
                               Putnam Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      1/31/04      29.14       2,260      1.18(1)       (0.22)(1)               56

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                                -------------
                                                                                1/03     1/04
                                                                                -------------
       MFS Massachusetts Investors Trust Class 1............................    0.02%    0.05%
       MFS Massachusetts Investors Trust Class 2............................    0.02     0.05
       MFS Massachusetts Investors Trust Class 3............................    0.02     0.05
       Putnam Growth: Voyager Class 1.......................................    0.01     0.04
       Putnam Growth: Voyager Class 2.......................................    0.02     0.04
       Putnam Growth: Voyager Class 3.......................................    0.02     0.04

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                  ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                  VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD   BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
       ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
      -----------------------------------------------------------------------------------------------------------------------------
                                                   Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01    $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79    (11.82)%
      1/31/02      8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
      1/31/03      6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
      1/31/04      4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
                                                   Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      7.31         --         (0.69)         (0.69)           --             --             --         6.62     (9.41)
      1/31/03      6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76    (27.93)
      1/31/04      4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17     29.66
                                                   Blue Chip Growth Portfolio Class 3
      9/30/02@-
      1/31/03      4.76       0.00          0.00           0.00            --             --             --         4.76      0.00
      1/31/04      4.76       0.00          1.41           1.41            --             --             --         6.17     29.62
                                                      Real Estate Portfolio Class 1
      1/31/00      9.61       0.39         (1.14)         (0.75)        (0.33)            --          (0.33)        8.53     (8.03)
      1/31/01      8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
      1/31/02     10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
      1/31/03     10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
      1/31/04     10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
                                                      Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02     11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79      0.78
      1/31/03     10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
      1/31/04     10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
                                                      Real Estate Portfolio Class 3
      9/30/02@-
      1/31/03     10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
      1/31/04     10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62
                                                  Small Company Value Portfolio Class 1
      1/31/00     10.03      (0.04)         0.58           0.54            --          (0.05)         (0.05)       10.52      5.37
      1/31/01     10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44     20.98
      1/31/02     10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77      6.29
      1/31/03     10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
      1/31/04      8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28

      --------  -----------------------------------------------------
                  NET       RATIO OF       RATIO OF NET
                 ASSETS    EXPENSES TO      INVESTMENT
                 END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD    PERIOD        NET         AVERAGE NET      PORTFOLIO
       ENDED     (000S)      ASSETS           ASSETS        TURNOVER
      --------  -----------------------------------------------------
                         Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01   $ 15,801      0.85%+(2)        1.06%+(2)        81%
      1/31/02     29,342      0.85(2)          0.36(2)         125
      1/31/03     20,303   0.85(2)             0.20(2)         103
      1/31/04     33,277      0.85(2)          0.19(2)         124
                         Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      2,624      1.00+(2)        (0.01)+(2)       125
      1/31/03      7,681   1.00(2)             0.08(2)         103
      1/31/04     13,868      1.00(2)          0.04(2)         124
                         Blue Chip Growth Portfolio Class 3
      9/30/02@
      1/31/03        405      1.11+(2)        (0.05)+(1)(2)    103
      1/31/04      4,677      1.10(2)         (0.07)(2)        124
                            Real Estate Portfolio Class 1
      1/31/00     53,766      0.92             4.24             61
      1/31/01     76,224      0.96             4.05             28
      1/31/02     85,794      0.92             5.32             62
      1/31/03     95,829      0.89             4.89             52
      1/31/04    139,355      0.88             3.76             18
                            Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02      1,726      1.07+            6.30+            62
      1/31/03     10,974      1.03             5.10             52
      1/31/04     23,007      1.03             3.48             18
                            Real Estate Portfolio Class 3
      9/30/02@
      1/31/03        829      1.12+            5.61+            52
      1/31/04     12,542      1.13             2.33             18
                        Small Company Value Portfolio Class 1
      1/31/00      5,226      1.40(2)         (0.40)(2)         65
      1/31/01      4,409      1.40(1)(2)      (0.41)(1)(2)      57
      1/31/02      6,056      1.40(1)(2)      (0.37)(1)(2)      54
      1/31/03      5,782      1.49(2)         (0.41)(2)        124
      1/31/04      8,562      1.60(2)         (0.31)(2)         22

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                           EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                             -------------------------------------    -------------------------------------------
                                             1/00    1/01+    1/02    1/03    1/04    1/00     1/01+    1/02       1/03     1/04
                                             -------------------------------------    -------------------------------------------
       Blue Chip Growth Class 1............   --%    1.81%    1.16%   0.94%   0.94%      --%   0.10%     0.05%      0.11%    0.10%
       Blue Chip Growth Class 2............   --       --     1.25+   1.06    1.09       --      --     (0.26)+     0.02    (0.05)
       Blue Chip Growth Class 3............   --       --      --     1.11+   1.18       --      --        --      (0.05)+  (0.15)
       Small Company Value Class 1.........  2.25    2.64     2.08    2.08(3) 2.27    (1.25)   (1.65)   (1.93)(3)  (0.99)   (0.98)

   (3)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#-
      1/31/00     $10.00     $(0.01)       $ 5.84         $ 5.83        $   --         $(0.23)        $(0.23)      $15.60
      1/31/01      15.60      (0.04)         3.76           3.72            --          (0.33)         (0.33)       18.99
      1/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00
      1/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81
      1/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34
                                             MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99
      1/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80
      1/31/04       5.80      (0.04)         2.54           2.50            --             --             --         8.30
                                             MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79
      1/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29
                                              Aggressive Growth Portfolio Class 1
      1/31/00      15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72
      1/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      1/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67
      1/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86
                                              Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02      14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.03)        (2.12)         (2.15)        (0.02)(5)         --          (0.02)        6.67
      1/31/04       6.67      (0.04)         2.22           2.18            --             --             --         8.85
                                              Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03       6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67
      1/31/04       6.67      (0.05)         2.22           2.17            --             --             --         8.84

      ---------  ----------------------------------------------------------------------
                              NET       RATIO OF          RATIO OF NET
                             ASSETS    EXPENSES TO         INVESTMENT
                             END OF      AVERAGE        INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET            AVERAGE NET         PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS              ASSETS           TURNOVER
      ---------  ----------------------------------------------------------------------
                                  MFS Mid-Cap Growth Portfolio Class 1
      4/01/99#-
      1/31/00      58.26%   $ 81,636       1.15%+(1)(3)      (0.13)%+(1)(3)      108
      1/31/01      23.97     367,523       0.82(2)(3)+       (0.20)(2)(3)+       146
      1/31/02     (34.93)    280,024       0.82(3)           (0.25)(3)            96
      1/31/03     (41.90)    123,948       0.84(3)(4)        (0.48)(3)(4)        164
      1/31/04      43.55     199,807       0.87(3)(4)        (0.47)(3)(4)         92
                                  MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02     (19.67)     11,418       0.98+(3)          (0.61)+(3)           96
      1/31/03     (41.94)     25,369       1.00(3)(4)        (0.55)(3)(4)        164
      1/31/04      43.10      53,167       1.02(3)(4)        (0.63)(3)(4)         92
                                  MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.85       2,406       1.04+(3)(4)       (0.35)+(3)(4)       164
      1/31/04      43.18      32,377       1.12(3)(4)        (0.77)(3)(4)         92
                                  Aggressive Growth Portfolio Class 1
      1/31/00      60.62     450,073       0.75               0.02               131
      1/31/01     (14.88)    495,826       0.70               0.23               263
      1/31/02     (31.71)    293,084       0.75               0.21               229
      1/31/03     (24.28)    156,449       0.77              (0.24)              150
      1/31/04      32.83     198,390       0.79              (0.39)              103
                                  Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02     (15.94)      2,905       0.92+             (0.32)+             229
      1/31/03     (24.37)      6,878       0.92              (0.38)              150
      1/31/04      32.68      13,218       0.94              (0.55)              103
                                  Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03      (1.77)        301       0.99+             (0.46)+             150
      1/31/04      32.53       3,219       1.05              (0.68)              103

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
   (2)  Gross of custody credits of 0.01%
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                     EXPENSES                              NET INVESTMENT INCOME (LOSS)
                                     -----------------------------------------   ------------------------------------------------
                                     1/00    1/01     1/02      1/03     1/04+   1/00       1/01     1/02       1/03       1/04+
                                     -----------------------------------------   ------------------------------------------------
       MFS Mid-Cap Growth Class
        1..........................  1.19%+  0.82%    0.82%     0.84%    0.87%   (0.17)%+   (0.20)%  (0.25)%    (0.48)%    (0.47)%
       MFS Mid-Cap Growth Class
        2..........................   --      --      0.95+     1.00     1.02       --        --     (0.61)+    (0.55)     (0.63)
       MFS Mid-Cap Growth Class
        3..........................   --      --        --      1.04+    1.12       --        --       --       (0.35)+    (0.77)

   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       MFS Mid-Cap Growth Class 1.............................  0.02%   0.05%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.05
       MFS Mid-Cap Growth Class 3.............................  0.02    0.05

   (5) Includes a tax return of capital of less than $0.01 per share.

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      1/31/02        8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      1/31/03        5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      1/31/04        3.50      (0.02)         1.47           1.45            --             --             --         4.95
                                             Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02        6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84
      1/31/03        5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49
      1/31/04        3.49      (0.03)         1.47           1.44            --             --             --         4.93
                                             Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        3.33      (0.03)         0.19           0.16            --             --             --         3.49
      1/31/04        3.49      (0.03)         1.46           1.43            --             --             --         4.92
                                                Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01       10.00       0.01          0.53           0.54            --             --             --        10.54
      1/31/02       10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      1/31/04        7.51      (0.02)         2.47           2.45            --             --             --         9.96
                                                Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02        8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      1/31/04        7.50      (0.03)         2.46           2.43            --             --             --         9.93
                                                Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03        7.94         --         (0.45)         (0.45)           --             --             --         7.49
      1/31/04        7.49      (0.04)         2.47           2.43            --             --             --         9.92

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      7/5/00#-
      1/31/01      (10.30)%  $28,836       1.00%+(3)         1.16%+(3)           86%
      1/31/02      (34.48)    33,797       1.00(3)          (0.26)(3)           339
      1/31/03      (40.17)    12,307       1.00(3)          (0.62)(3)           243
      1/31/04       41.43     31,640       1.00(3)          (0.45)(3)           178
                                Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02       (7.58)     1,463       1.15+(3)         (0.50)+(3)          329
      1/31/03      (40.24)     3,260       1.15(3)          (0.77)(3)           243
      1/31/04       41.26      7,802       1.15(3)          (0.60)(3)           178
                                Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        4.80        305       1.24+(3)         (0.80)+(3)          243
      1/31/04       40.97      2,424       1.25(3)          (0.69)(3)           178
                                   Marsico Growth Portfolio Class 1
      12/29/00#-
      1/31/01        5.40      5,596       1.00+(1)(3)       0.73+(1)(3)         10
      1/31/02      (16.35)    14,810       1.00(2)(3)        0.12(2)(3)         128
      1/31/03      (14.55)    43,872       1.00(3)          (0.15)(3)           124
      1/31/04       32.62     81,784       1.00(3)          (0.22)(3)            86
                                   Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02       (0.97)     4,019       1.15+(2)(3)      (0.37)+(2)(3)       128
      1/31/03      (14.68)    17,930       1.15(3)          (0.31)(3)           124
      1/31/04       32.40     41,204       1.15(3)          (0.36)(3)            86
                                   Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03       (5.67)     1,218       1.18+(3)         (0.12)+(3)          124
      1/31/04       32.44     14,130       1.25(3)          (0.43)(3)            86

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
   (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                          EXPENSES                           NET INVESTMENT INCOME (LOSS)
                                           ---------------------------------------    -------------------------------------------
                                           1/00    1/01    1/02      1/03    1/04     1/00    1/01     1/02        1/03     1/04
                                           ---------------------------------------    -------------------------------------------
       Growth Opportunities Class 1....     --%    1.26%+  1.19%     1.07%   1.05%     --%     0.90%+  (0.44)%     (0.69)%  (0.50)%
       Growth Opportunities Class 2....     --      --     1.31+     1.21    1.20      --        --    (0.66)+     (0.83)   (0.65)
       Growth Opportunities Class 3....     --      --      --       1.24+   1.28      --        --       --       (0.80)+  (0.72)
       Marsico Growth Class 1..........     --     4.73+   1.86(4)   1.04    0.97      --     (3.00)+  (0.73)(4)   (0.19)   (0.19)
       Marsico Growth Class 2..........     --      --     1.73+(4)  1.18    1.12      --        --    (0.96)+(4)  (0.34)   (0.33)
       Marsico Growth Class 3..........     --      --      --       1.27+   1.21      --        --       --       (0.07)+  (0.39)

   (4)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      7/3/00#-
      1/31/01      $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16
      1/31/02        7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
                                                  Technology Portfolio Class 2
      7/9/01@-
      1/31/02        4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      1/31/04        1.79      (0.03)         1.07           1.04            --             --             --         2.83
                                                  Technology Portfolio Class 3
      9/30/02@-
      1/31/03        1.53      (0.01)         0.27           0.26            --             --             --         1.79
      1/31/04        1.79      (0.03)         1.06           1.03            --             --             --         2.82
                                            Small & Mid Cap Value Portfolio Class 2
      8/1/02#-
      1/31/03       10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      1/31/04        9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
                                            Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      1/31/04        9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      7/3/00#-
      1/31/01      (28.40)%  $56,323       1.49%+             (0.93)%+              98%
      1/31/02      (52.23)    40,156       1.45               (1.23)               109
      1/31/03      (47.66)    23,828       1.50(2)            (1.36)(2)            135
      1/31/04       58.10     59,813       1.49(2)            (1.32)(2)            123
                                       Technology Portfolio Class 2
      7/9/01@-
      1/31/02      (15.35)     2,312       1.60+              (1.46)+              109
      1/31/03      (47.66)     4,272       1.66(2)            (1.51)(2)            135
      1/31/04       58.10     13,164       1.64(2)            (1.46)(2)            123
                                       Technology Portfolio Class 3
      9/30/02@-
      1/31/03       16.99        360       1.66+(2)           (1.52)+(2)           135
      1/31/04       57.54      6,641       1.72(2)            (1.56)(2)            123
                                  Small & Mid Cap Value Portfolio Class 2
      8/1/02#-
      1/31/03       (1.34)     5,375       1.65+(1)            0.53+(1)              7
      1/31/04       42.14     26,269       1.65(1)            (0.07)(1)             16
                                  Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        6.98      2,618       1.75+(1)            0.41+(1)              7
      1/31/04       41.99     42,387       1.75(1)            (0.21)(1)             16

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                          EXPENSES                           NET INVESTMENT INCOME (LOSS)
                                           ---------------------------------------    -------------------------------------------
                                           1/00    1/01    1/02      1/03    1/04     1/00    1/01     1/02        1/03     1/04
                                           ---------------------------------------    -------------------------------------------
       Small & Mid Cap Value Class 2.....   --%     --%     --%      4.54%+   1.52%    --%       --%      --%      (2.35)%+  0.06%
       Small & Mid Cap Value Class 3.....   --      --      --       5.62+    1.56     --        --       --       (3.47)+  (0.02)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       Technology Class 1.....................................  0.02%   0.08%
       Technology Class 2.....................................  0.03    0.08
       Technology Class 3.....................................  0.04    0.08

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      1/31/00      $11.50     $ 0.15        $ 1.97         $ 2.12        $(0.45)        $(0.89)        $(1.34)      $12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      1/31/04        7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
                                       International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02       10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      1/31/03        9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      1/31/04        7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
                                       International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      1/31/04        7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
                                               Global Equities Portfolio Class 1
      1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09
      1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      1/31/04        7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
                                               Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02       13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      1/31/03       10.48         --         (2.63)         (2.63)           --             --             --         7.85
      1/31/04        7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
                                               Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03        7.76      (0.01)         0.09           0.08            --             --             --         7.84
      1/31/04        7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      1/31/00        17.99%   $253,962      1.21%            1.16%            75%
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      1/31/04        44.71     232,740      1.25(1)          1.41(1)         108
                          International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02        (8.63)      4,964      1.37+           (0.45)+          148
      1/31/03       (20.78)     15,437      1.40             0.44            264
      1/31/04        44.53      27,823      1.40(1)          1.18(1)         108
                          International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        (1.24)      1,647      1.83+           (1.18)+          264
      1/31/04        44.35      14,408      1.50(1)          0.65(1)         108
                                  Global Equities Portfolio Class 1
      1/31/00        23.67     632,495      0.84             0.30             94
      1/31/01        (9.29)    650,067      0.84            (0.15)            93
      1/31/02       (27.72)    409,626      0.87             0.14             75
      1/31/03       (24.98)    221,301      0.93(1)          0.19(1)          71
      1/31/04        34.39     248,468      0.95(1)          0.23(1)          83
                                  Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02        (8.38)      3,562      1.05+           (0.33)+           75
      1/31/03       (25.10)      9,083      1.08(1)          0.00(1)          71
      1/31/04        34.04      13,903      1.10(1)          0.06(1)          83
                                  Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03         1.03         265      1.16+(1)        (0.30)+(1)        71
      1/31/04        34.05       3,387      1.20(1)         (0.14)(1)         83

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    1/04
                                                                ------------
       International Growth and Income Class 1................   --%    0.05%
       International Growth and Income Class 2................   --     0.05
       International Growth and Income Class 3................   --     0.05
       Global Equities Class 1................................  0.00    0.03
       Global Equities Class 2................................  0.01    0.03
       Global Equities Class 3................................  0.02    0.03

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      1/31/00     $13.07      $ 0.13        $ 1.91         $ 2.04        $(0.21)        $(0.08)        $(0.29)      $14.82
      1/31/01      14.82        0.11         (1.91)         (1.80)        (0.12)         (2.14)         (2.26)       10.76
      1/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      1/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18
      1/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93
                                      International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22
      1/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16
      1/31/04       5.16        0.04          1.97           2.01         (0.27)            --          (0.27)        6.90
                                      International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16
      1/31/04       5.16        0.01          1.99           2.00         (0.27)            --          (0.27)        6.89
                                               Emerging Markets Portfolio Class 1
      1/31/00       6.22       (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(2)         --          (0.02)        6.05
      1/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74
                                               Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79
      01/31/03      6.79          --         (0.73)         (0.73)        (0.01)(2)         --          (0.01)        6.05
      1/31/04       6.05        0.09          3.57           3.66            --             --             --         9.71
                                               Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05
      1/31/04       6.05        0.05          3.61           3.66            --             --             --         9.71

      ---------  ------------------------------------------------------------
                                                     RATIO OF NET
                              NET       RATIO OF      INVESTMENT
                             ASSETS    EXPENSES TO      INCOME
                             END OF      AVERAGE      (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                     International Diversified Equities Portfolio Class 1
      1/31/00      15.85%   $464,988     1.22%           0.95%          65%
      1/31/01     (12.71)    442,009      1.21           0.89           72
      1/31/02     (27.07)    309,703      1.23           0.84           29
      1/31/03     (28.45)    156,911      1.22           0.97           48
      1/31/04      39.76     196,843      1.23           1.13           49
                     International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02     (12.87)      5,381      1.42+         (0.58)+         29
      1/31/03     (28.43)      8,619      1.33           0.53           48
      1/31/04      39.52      29,467      1.38           0.72           49
                     International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03      (6.01)      2,480      1.33+         (0.29)+         48
      1/31/04      39.29      39,947      1.48           0.11           49
                              Emerging Markets Portfolio Class 1
      1/31/00      76.86     102,740      1.90(1)       (0.41)(1)      145
      1/31/01     (26.87)     96,507      1.57          (0.22)         125
      1/31/02     (11.49)     82,624      1.53           0.51          113
      1/31/03     (10.63)     63,377      1.53           0.43          118
      1/31/04      60.99     104,999      1.66(3)        1.27(3)       112
                              Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       4.38         717      1.70+         (0.56)+        113
      01/31/03    (10.71)      3,164      1.74           0.05          118
      1/31/04      60.50       8,278      1.80(3)        1.03(3)       112
                              Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       6.14         276      2.12+         (0.56)+        118
      1/31/04      60.50       3,533      1.90(3)        0.54(3)       112

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reimbursements and expense deductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (2) Includes a tax return of capital of less than $0.01 per share.
   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                               -----
                                                               1/04
                                                               -----
       Emerging Markets Class 1..............................  0.11%
       Emerging Markets Class 2..............................  0.11
       Emerging Markets Class 3..............................  0.11

    See Notes to Financial Statements

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Foreign Value Portfolio Class 2
      8/1/02#-
      1/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11
      1/31/04       9.11        0.03          3.91           3.94         (0.01)         (0.10)         (0.11)       12.94
                                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11
      1/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94

      ---------  -------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO      INCOME
                              END OF      AVERAGE      (LOSS) TO
       PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  -------------------------------------------------------------
                                Foreign Value Portfolio Class 2
      8/1/02#-
      1/31/03      (8.57)%   $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      1/31/04      43.31       34,250      1.76(1)        0.26(1)         7
                                Foreign Value Portfolio Class 3
      9/30/02@-                            2.05+(
      1/31/03      (0.64)       4,099          1)        (1.04)+(1)       1
      1/31/04      43.18       63,404      1.76(1)        0.00(1)         7

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                  ------------------------------------    ---------------------------------------
                                                  1/00    1/01    1/02    1/03    1/04    1/00    1/01    1/02    1/03      1/04
                                                  ------------------------------------    ---------------------------------------
       Foreign Value Class 2....................   --%     --%     --%    4.72%+  1.54%    --%     --%     --%    (3.40)%+   0.48%
       Foreign Value Class 3....................   --      --      --     6.21+   1.58     --      --      --     (5.20)+    0.18

   (2)  Includes a tax return of capital of $0.03 per share.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-two portfolios constituting SunAmerica Series Trust (hereafter referred to as the "Trust") at January 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

March 18, 2004
New York, New York

---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE INFORMATION (Unaudited)

    The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                         POSITION HELD                                                        COMPLEX
         NAME,               WITH         TERM OF OFFICE                                     OVERSEEN
      ADDRESS AND         SUNAMERICA      AND LENGTH OF        PRINCIPAL OCCUPATION(S)          BY
    DATE OF BIRTH*           FUND         TIME SERVED(4)         DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------    --------------   -------------------------------  ----------
INDEPENDENT TRUSTEES
Carl D. Covitz              Trustee        2001 -          Owner and President, Landmark        51
DOB: March 31, 1939                        present         Capital, Inc. (since 1973)
Monica C. Lozano            Trustee        1998 -          President and Chief Operating        51
DOB: July 21, 1956                         present         Officer (since 2000) La Opinion
                                                           (newspaper publishing concern),
                                                           Associate Publisher (1991-1999)
                                                           and Executive Editor
                                                           (1995-1999) thereof
Gilbert T. Ray              Trustee        2001 -          Retired Partner, O'Melveny &         51
DOB: September 18, 1944                    present         Myers LLP (since 2000); and
                                                           Attorney (1972-2000) thereof
Allan L. Sher               Trustee        1997 -          Retired Brokerage Executive          51
DOB: October 19, 1931                      present         (since 1992)
Bruce G. Willison           Trustee        2001 -          Dean, Anderson School at UCLA        51
DOB: October 16, 1948                      present         (since 1999)
INTERESTED TRUSTEES
Jana W. Greer(2)          Trustee and      2001 -          President, AIG SunAmerica            51
DOB: December 30, 1951     Chairman        present         Retirement Markets, Inc. (since
                                                           1996), and Executive Vice
                                                           President thereof (1994-1996);
                                                           Senior Vice President and
                                                           Director, AIG SunAmerica, Inc.
                                                           (since 1991)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       -------------------------------
INDEPENDENT TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since
                         1995).
Monica C. Lozano         Trustee, University of Southern
DOB: July 21, 1956       California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, Tenet Healthcare
                         Corporation (since 2002);
                         Director, The Walt Disney
                         Company (since 2000); Director,
                         Union Bank of California (since
                         2001).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000).
Allan L. Sher            Director, Bowl America
DOB: October 19, 1931    Incorporated (1997-Present).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1998); Director,
                         Homestore, Inc. (real estate
                         agents and managers, (since
                         2003); Healthnet International,
                         Inc. (business services) (since
                         2002).
INTERESTED TRUSTEES
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).

---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") registered under the Investment Company Act of 1940.

(4) Trustees serve until their successors are duly elected and qualified.

  Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SPECIAL MEETING OF SHAREHOLDERS (Unaudited)
Proxy Voting Results -- January 31, 2004

  A special Meeting of Shareholders of SunAmerica Series Trust Asset Allocation Portfolio was held on October 28, 2003. The Portfolio voted in favor of adopting the following proposal.

1. To approve the Agreement and Plan of Reorganization, in which the Asset Allocation Portfolio of SunAmerica Series Trust will be reorganized into the newly created Asset Allocation Portfolio of Anchor Series Trust.

Votes in Favor of the proposal                                32,307,357
Votes Against the proposal                                     1,088,707
Votes Abstained                                                3,075,402

---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited)

  Certain tax information regarding the Sunamerica Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the taxable year ended January 31, 2004.

  During the year ended January 31, 2004 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                                                                               QUALIFYING %
                                                                                                               FOR THE 70%
                                                                                                                DIVIDENDS
                                                   TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                 DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                 ---------   --------------   --------------   -------------   ------------
Cash Management Portfolio Class 1                  $0.23         $0.23            $  --            $  --              --%
Cash Management Portfolio Class 2                   0.21          0.21               --               --              --
Cash Management Portfolio Class 3                   0.21          0.21               --               --              --
Corporate Bond Portfolio Class 1                    0.72          0.72               --               --            1.58
Corporate Bond Portfolio Class 2                    0.70          0.70               --               --            1.58
Corporate Bond Portfolio Class 3                    0.70          0.70               --               --            1.58
Global Bond Portfolio Class 1                         --            --               --               --              --
Global Bond Portfolio Class 2                         --            --               --               --              --
Global Bond Portfolio Class 3                         --            --               --               --              --
High-Yield Bond Portfolio Class 1                   0.46          0.46               --               --            3.68
High-Yield Bond Portfolio Class 2                   0.45          0.45               --               --            3.68
High-Yield Bond Portfolio Class 3                   0.45          0.45               --               --            3.68
Worldwide High Income Portfolio Class 1             0.63          0.63               --               --            6.08
Worldwide High Income Portfolio Class 2             0.62          0.62               --               --            6.08
Worldwide High Income Portfolio Class 3             0.62          0.62               --               --            6.08
SunAmerica Balanced Portfolio Class 1               0.29          0.29               --               --           38.62
SunAmerica Balanced Portfolio Class 2               0.27          0.27               --               --           38.62
SunAmerica Balanced Portfolio Class 3               0.27          0.27               --               --           38.62
MFS Total Return Portfolio Class 1                  0.65          0.65               --               --           42.38
MFS Total Return Portfolio Class 2                  0.61          0.61               --               --           42.38
MFS Total Return Portfolio Class 3                  0.59          0.59               --               --           42.38
Telecom Utility Portfolio Class 1                   0.48          0.48               --               --          100.00
Telecom Utility Portfolio Class 2                   0.47          0.47               --               --          100.00
Telecom Utility Portfolio Class 3                   0.47          0.47               --               --          100.00
Equity Income Portfolio Class 1                     0.17          0.17               --               --          100.00
Equity Index Portfolio Class 1                      0.09          0.09               --               --          100.00
Growth-Income Portfolio Class 1                     0.19          0.19               --               --          100.00
Growth-Income Portfolio Class 2                     0.16          0.16               --               --          100.00
Growth-Income Portfolio Class 3                     0.16          0.16               --               --          100.00
Federated American Leaders Portfolio Class 1        0.21          0.21               --               --          100.00
Federated American Leaders Portfolio Class 2        0.19          0.19               --               --          100.00
Federated American Leaders Portfolio Class 3        0.19          0.19               --               --          100.00
Davis Venture Value Portfolio Class 1               0.17          0.17               --               --          100.00
Davis Venture Value Portfolio Class 2               0.15          0.15               --               --          100.00
Davis Venture Value Portfolio Class 3               0.14          0.14               --               --          100.00
"Dogs" of Wall Street Portfolio Class 1             0.24          0.24               --               --          100.00
"Dogs" of Wall Street Portfolio Class 2             0.23          0.23               --               --          100.00
"Dogs" of Wall Street Portfolio Class 3             0.23          0.23               --               --          100.00
Alliance Growth Portfolio Class 1                   0.04          0.04               --               --          100.00
Alliance Growth Portfolio Class 2                   0.02          0.02               --               --          100.00
Alliance Growth Portfolio Class 3                   0.01          0.01               --               --          100.00
Goldman Sachs Research Portfolio Class 1              --            --               --               --              --
Goldman Sachs Research Portfolio Class 2              --            --               --               --              --
Goldman Sachs Research Portfolio Class 3              --            --               --               --              --
MFS Massachusetts Investors Trust Portfolio
  Class 1                                           0.08          0.08               --               --          100.00

                                                           ---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited)(continued)

                                                                                                               QUALIFYING %
                                                                                                               FOR THE 70%
                                                                                                                DIVIDENDS
                                                   TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                 DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                 ---------   --------------   --------------   -------------   ------------
MFS Massachusetts Investors Trust Portfolio
  Class 2                                          $0.07         $0.07            $  --            $  --          100.00%
MFS Massachusetts Investors Trust Portfolio
  Class 3                                           0.06          0.06               --               --          100.00
Putnam Growth: Voyager Portfolio Class 1            0.03          0.03               --               --          100.00
Putnam Growth: Voyager Portfolio Class 2            0.01          0.01               --               --          100.00
Putnam Growth: Voyager Portfolio Class 3            0.01          0.01               --               --          100.00
Blue Chip Growth Portfolio Class 1                  0.01          0.01               --               --          100.00
Blue Chip Growth Portfolio Class 2                  0.00          0.00               --               --          100.00
Blue Chip Growth Portfolio Class 3                    --            --               --               --              --
Real Estate Portfolio Class 1                       0.35          0.35               --               --              --
Real Estate Portfolio Class 2                       0.34          0.34               --               --              --
Real Estate Portfolio Class 3                       0.33          0.33               --               --              --
Small Company Value Portfolio Class 1                 --            --               --               --              --
MFS Mid-Cap Growth Portfolio Class 1                  --            --               --               --              --
MFS Mid-Cap Growth Portfolio Class 2                  --            --               --               --              --
MFS Mid-Cap Growth Portfolio Class 3                  --            --               --               --              --
Aggressive Growth Portfolio Class 1                   --            --               --               --              --
Aggressive Growth Portfolio Class 2                   --            --               --               --              --
Aggressive Growth Portfolio Class 3                   --            --               --               --              --
Growth Opportunities Portfolio Class 1                --            --               --               --              --
Growth Opportunities Portfolio Class 2                --            --               --               --              --
Growth Opportunities Portfolio Class 3                --            --               --               --              --
Marsico Growth Portfolio Class 1                      --            --               --               --              --
Marsico Growth Portfolio Class 2                      --            --               --               --              --
Marsico Growth Portfolio Class 3                      --            --               --               --              --
Technology Portfolio Class 1                          --            --               --               --              --
Technology Portfolio Class 2                          --            --               --               --              --
Technology Portfolio Class 3                          --            --               --               --              --
Small & Mid Cap Value Portfolio Class 2             0.08          0.01             0.07             0.00              --
Small & Mid Cap Value Portfolio Class 3             0.07          0.00             0.07             0.00              --
International Growth and Income Portfolio Class
  1                                                 0.12          0.12               --               --            0.53
International Growth and Income Portfolio Class
  2                                                 0.11          0.11               --               --            0.53
International Growth and Income Portfolio Class
  3                                                 0.11          0.11               --               --            0.53
Global Equities Portfolio Class 1                   0.02          0.02               --               --          100.00
Global Equities Portfolio Class 2                   0.01          0.01               --               --          100.00
Global Equities Portfolio Class 3                   0.01          0.01               --               --          100.00
International Diversified Portfolio Class 1         0.28          0.28               --               --            0.75
International Diversified Portfolio Class 2         0.27          0.27               --               --            0.75
International Diversified Portfolio Class 3         0.27          0.27               --               --            0.75
Emerging Markets Portfolio Class 1                    --            --               --               --              --
Emerging Markets Portfolio Class 2                    --            --               --               --              --
Emerging Markets Portfolio Class 3                    --            --               --               --              --
Foreign Value Portfolio Class 2                     0.11          0.01             0.10             0.00              --
Foreign Value Portfolio Class 3                     0.10            --             0.10             0.00              --

---------------

* Short-term capital gains are treated as ordinary income for tax purposes.

  The Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets, and Foreign Value Portfolio make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2004 were $19,186, $808,158, $551,649, $395,464, and $92,268, respectively. The foreign source income for information reporting is $3,678,303, $4,619,226, $4,117,383,
$1,451,256 and $567,041.

---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a relevant securities index benchmark since the portfolio's inception. Please note that variable annuity minimum premiums vary by contract and may be higher or lower than the results depicted by the chart due to expenses associated with the variable annuity. Following each graph is a discussion of portfolio performance and factors affecting performance over the prior year ended January 31, 2004.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SUNAMERICA SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. IT IS ASSUMED THAT ALL DIVIDENDS ARE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity.

              BANC OF AMERICA CAPITAL MANAGEMENT, LLC

              Cash Management Portfolio -- Class 1

              For the twelve-month period ended January 31, 2004, the Cash Management Portfolio - Class 1 returned 0.72%.

              A pervasive low interest rate environment during the reporting period generated little income for the portfolio. For the year, the portfolio primarily held A1+, P1 Asset-backed commercial paper, U.S. Agencies and U.S. Government Sponsored Enterprises. The portfolio was heavily weighted in securities that have a high correlation to swaps. Sectors that are highly correlated to swaps generally have fewer asymmetric credit events and are higher in quality. In particular, U.S. Agencies offered good relative value with minimal credit risk versus swaps.

                     Past performance is no guarantee of future results.

                                                           ---------------------

              FEDERATED INVESTMENT COUNSELING

              Corporate Bond Portfolio -- Class 1

[Corporate Bond Portfolio Graph]

                                                              CORPORATE BOND PORTFOLIO - CLASS      LEHMAN BROTHERS CORPORATE
                                                                             1                            BOND INDEX(1)
                                                              --------------------------------      -------------------------
1/31/1994                                                                  10000                              10000
11/30/1994                                                                  9491                               9347
11/30/1995                                                                 11106                              11334
11/30/1996                                                                 11829                              12065
11/30/1997                                                                 12924                              12979
11/30/1998                                                                 13767                              14199
1/31/1999                                                                  13965                              14381
1/31/2000                                                                  13580                              13913
1/31/2001                                                                  14682                              15665
1/31/2002                                                                  15456                              16941
1/31/2003                                                                  16563                              18575
1/31/2004                                                                  18662                              20232

---------------------------------------------------------
                CORPORATE BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               12.67%     12.53%     12.31%
   5-year                5.97%        N/A        N/A
   10-year               6.44%        N/A        N/A
   Since Inception         N/A      9.09%     12.05%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment-grade, dollar-denominated, SEC-registered corporate debt.

              The Corporate Bond Portfolio -- Class 1 posted a return of 12.67% for the twelve-month period ended January 31, 2004. The Lehman Brothers Corporate Bond Index returned 8.92% over the same period. Despite slightly higher interest rates over the last 12 months, which tend to depress bond prices, the portfolio produced a strong return and out-paced its benchmark index.

              Portfolio performance benefited from improved conditions in the lower quality bond market, as both BBB-rated and non-investment grade markets performed better than corporate bonds. An overweight position in these two sectors helped portfolio performance. Duration management also added to portfolio performance as cash flows and interest rate volatility were managed effectively.

              There were a few portfolio holdings that detracted from performance during the reporting period. On the investment-grade side, poor performers were Great Central Mines, Ltd, Green Tree Financial Corp., Kellogg Co., Kennametal, Inc., and Husky Oil, Ltd. On the non-investment grade side, Qwest Services, Corp., Levi Strauss & Co., Huntsman International, LLC and El Paso Energy Corp. dragged down portfolio performance. However, the portfolio's positions in Fertinitro Finance, Inc., General Motors Corp., Province of Ontario, Homer City Funding, LLC, and Sprint Capital Corp. on the investment-grade side, and Charter Communications Holdings, LLC, Calpine Corp., and Vivendi Universal SA on the high yield side, all added to portfolio performance during the annual reporting period.




              The graph represents past performance, which is not indicative of future results.

---------------------
    238

              GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

              Global Bond Portfolio -- Class 1

[Global Bond Portfolio Graph]

                                                                                                  J.P. MORGAN GLOBAL GOV'T BOND
                                                               GLOBAL BOND PORTFOLIO-CLASS 1             INDEX(1)(HEDGED)
                                                               -----------------------------      -----------------------------
1/31/1994                                                                  10000                              10000
11/30/1994                                                                  9462                               9570
11/30/1995                                                                 11003                              11196
11/30/1996                                                                 12219                              12329
11/30/1997                                                                 13248                              13465
11/30/1998                                                                 14805                              15190
1/31/1999                                                                  15031                              15344
1/31/2000                                                                  14751                              15303
1/31/2001                                                                  16277                              17124
1/31/2002                                                                  16934                              18039
1/31/2003                                                                  18027                              19595
1/31/2004                                                                  18668                              20016

---------------------------------------------------------
                  GLOBAL BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                3.74%      3.56%      3.47%
   5-year                4.43%        N/A        N/A
   10-year               6.44%        N/A        N/A
   Since Inception         N/A      4.60%      4.51%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

              The Global Bond Portfolio -- Class 1 returned 3.74% for the twelve-month period ended January 31, 2004, out-performing the 2.15% return of the J.P. Morgan Global Government Bond Index (hedged).

              The portfolio's currency and credit strategies were key contributors to out-performance versus the index. The U.S. dollar's weakness was an important theme over the reporting period, and the portfolio's short U.S. dollar position was the primary contributor to performance during the year. In addition, the portfolio's strategic allocation to corporate bonds was a strong contributor to performance, as corporate de-leveraging and balance sheet repair from investment-grade issuers combined with positive technical trends (such as declining supply) helped the corporate bond markets outperform government securities. Other positive factors included the portfolio's duration management and a reinstated short position in the U.S. market in January of 2004.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              High-Yield Bond Portfolio -- Class 1

[High-Yield Bond Portfolio Graph]

                                                                  MERRILL LYNCH HIGH-YIELD         HIGH-YIELD BOND PORTFOLIO -
                                                                      MASTER INDEX(1)                        CLASS 1
                                                                  ------------------------         ---------------------------
1/31/1994                                                                  10000                              10000
1/31/1995                                                                   9824                               9309
1/31/1996                                                                  11799                              10769
1/31/1997                                                                  12967                              12186
1/31/1998                                                                  14772                              14120
1/31/1999                                                                  15238                              13659
1/31/2000                                                                  15250                              14354
1/31/2001                                                                  15624                              13861
1/31/2002                                                                  15747                              12442
1/31/2003                                                                  15926                              11971
1/31/2004                                                                  20001                              15851

---------------------------------------------------------
                HIGH-YIELD BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               32.41%     32.05%     31.84%
   5-year                3.02%        N/A        N/A
   10-year               4.71%        N/A        N/A
   Since Inception         N/A      8.04%     30.93%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.

              The High-Yield Bond Portfolio -- Class 1 returned 32.41% for the twelve-month period ended January 31, 2004, out-pacing the 25.59% return of the Merrill Lynch High-Yield MASTER Index. During the annual reporting period, the new issue market (which had been largely closed to low single-B rated bonds and CCC rated issuers for the past two years), became receptive to issuance from low-quality issuers. As a result, high beta credits outperformed safer holdings.

              We believe the aforementioned market conditions contributed positively to portfolio performance during the reporting period. The portfolio's overweight allocation to the high-beta sectors, such as Wireless Telecommunications and Cable, aided portfolio performance relative to the index. In addition, the portfolio under-weighted cyclical sectors, such as the Automotive, Homebuilding and Paper/Packaging sectors, which also helped portfolio performance.




              The graph represents past performance, which is not indicative of future results.

---------------------
    240

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Worldwide High Income Portfolio -- Class 1

[Worldwide High Income Portfolio Graph]

                                 WORLDWIDE HIGH
                                INCOME PORTFOLIO-   FIRST BOSTON HIGH    JP MORGAN EMBI                          JP MORGAN EMBI
                                     CLASS 1         YIELD INDEX(3)      GLOBAL INDEX(2)    BLENDED INDEX(1)         PLUS(4)
                                -----------------   -----------------    ---------------    ----------------     --------------
10/28/1994                            10000               10000               10000               10000               10000
11/30/1995                            11534               11578               11132               11391               11059
11/30/1996                            14645               12929               15914               14423               16304
11/30/1997                            16721               14712               17578               16203               18026
11/30/1998                            14423               14967               16244               15865               16380
1/31/1999                             14157               15073               15566               15589               15378
1/31/2000                             16878               15361               19476               17630               19721
1/31/2001                             17497               15495               23722               19561               24459
1/31/2002                             15991               15612               23362               19510               23564
1/31/2003                             16111               16381               26373               21216               26856
1/31/2004                             20141               20797               32771               26721               34145

---------------------------------------------------------
             WORLDWIDE HIGH INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               25.40%     25.31%     24.95%
   5-year                7.31%        N/A        N/A
   Since Inception       7.85%      9.07%     25.81%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The Blended Index combines 50% of the First Boston High-Yield Index and 50% of the J.P. Morgan Emerging Markets Bond (EMBI) Global Index.

(2)JP Morgan EMBI Global Index is a weighted index composed of U.S. dollar denominated Brady Bonds, Euro Bonds, Traded Loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3)The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(4)The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a market-weighted index composed of all Brady Bonds outstanding; it includes Argentina, Brazil, Mexico, Nigeria, the Philippines, and Venezuela.

              The Worldwide High Income Portfolio -- Class 1 returned 25.40% for the twelve-month reporting period ended January 31, 2004. During the same period, the First Boston High Yield Bond Index and the Blended Index returned 26.96% and 25.95%, respectively.

              In the Emerging Market Debt portion of the portfolio, key contributors to performance included overweight positions in Brazil, Peru, and Russia, as well as an underweight position to the Asian region. In addition, effective interest-rate risk management during the second half of the annual period aided performance. On the negative side, an underweight allocation to Ecuador through part of the year detracted from relative returns as this country generated some of the asset class' best returns last year. In both cases, the newly elected presidents were able to implement fiscal and monetary policies for their respective countries.

              In the high yield portion of the portfolio, good security selection in the Metals, Wireless Communications, Telecommunications and Utility sectors were additive to portfolio performance. Specific companies that performed well during the annual period were SBA Communications Corp., Nextel Communications Corp., National Steel, Calpine Corp., and Dynegy Holdings, Inc.



              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              SunAmerica Balanced Portfolio - Class 1

[SunAmerica Balanced Portfolio Graph]

                                             SUNAMERICA                                                        LEHMAN BROTHERS
                                        BALANCED PORTFOLIO -                                                    U.S. AGGREGATE
                                              CLASS 1            BLENDED INDEX(1)       S&P 500 INDEX(2)           INDEX(3)
                                        --------------------     ----------------       ----------------       ---------------
6/3/1996                                       10000                  10000                  10000                  10000
11/30/1996                                     11130                  11076                  11439                  10730
11/30/1997                                     13521                  13145                  14701                  11543
11/30/1998                                     16200                  15416                  18180                  12633
1/31/1999                                      17892                  16337                  20030                  12761
1/31/2000                                      20174                  17254                  22104                  12524
1/31/2001                                      18988                  18126                  21905                  14256
1/31/2002                                      15978                  17026                  18368                  15333
1/31/2003                                      13589                  15346                  14141                  16784
1/31/2004                                      16105                  18428                  19026                  17598

---------------------------------------------------------
              SUNAMERICA BALANCED PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               18.51%     18.36%     18.25%
   5-year               -2.08%        N/A        N/A
   Since Inception       6.42%     -1.87%     11.39%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index consists of 55% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3)The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

              For the twelve-month reporting period ended January 31, 2004, the SunAmerica Balanced Portfolio returned 18.51%, compared to a 34.55% return by the S&P 500 Index, and a 20.09% return by the Blended Index.

              Portfolio underperformance can be attributed to both the fixed income and equity portions of the portfolio. At the start of the period, the portfolio held an under-weight position in the corporate bond segment, especially BBB/Baa rated bonds. This sector turned out to be the best performing sector of the investment grade market, and thus it was the largest detractor from the portfolio's performance. By mid-year, the portfolio achieved a neutral weighting, but with an emphasis on higher quality, more liquid issues.

              The performance of the equity component of the portfolio was hindered by select investments in Textron Inc., Pepsi Bottling Group Inc., and QUALCOMM Inc. However, the portfolio's overweight position in the Information Technology sector, and its underweight position in the Health Care sector contributed positively to performance. In addition, there were good performances from equity holdings such as Intel Corp., Nextel Communications Inc., Coach Inc., and Citigroup Inc.



              The graph represents past performance, which is not indicative of future results.

---------------------
    242

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Total Return Portfolio -- Class 1

[MFS Total Return Portfolio Graph]

                                                                                        LEHMAN BROTHERS
                                          MFS TOTAL RETURN                               U.S. AGGREGATE
                                        PORTFOLIO -- CLASS 1     BLENDED INDEX(1)           INDEX(2)           S&P 500 INDEX(3)
                                        --------------------     ----------------       ---------------        ----------------
10/28/1994                                     10000                  10000                  10000                  10000
11/30/1995                                     12539                  12406                  11739                  13199
11/30/1996                                     14262                  14590                  12449                  16878
11/30/1997                                     16191                  17316                  13393                  21690
11/30/1998                                     18384                  20307                  14657                  26823
1/31/1999                                      19465                  21521                  14806                  29554
1/31/2000                                      19522                  22729                  14531                  32613
1/31/2001                                      23609                  23878                  16540                  32319
1/31/2002                                      23550                  22429                  17789                  27101
1/31/2003                                      22146                  20215                  19473                  20864
1/31/2004                                      26719                  24276                  20418                  28072

---------------------------------------------------------
               MFS TOTAL RETURN PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               20.73%     20.58%     20.43%
   5-year                6.54%        N/A        N/A
   Since Inception      11.20%      5.11%     17.14%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(3)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The MFS Total Return Portfolio -- Class 1 returned 20.73% for the twelve-month period ended January 31, 2004. During the same period, the S&P 500 Index returned 34.55%, and the Blended Index returned 20.09%. The portfolio generally seeks to invest between 55% to 60% of its assets in inexpensive, lower-risk stocks with the balance in higher-quality bonds and short-term cash equivalent securities. This allocation lagged stock market returns during the reporting period, and the portfolio's cash holdings also detracted from the portfolio's performance versus the index.

              The portfolio's underweight position in the Technology sector, and its stock selection in the Leisure sector were the primary reasons the portfolio under-performed in its equity component. For example, the portfolio's underweight position in stocks such as Intel (or avoiding Cisco Systems) caused the portfolio's relative performance to lag index returns. In the Leisure sector, the portfolio held stocks such as Viacom, where lower-than-expected advertising revenues negatively affected the company's stock price. An underweight position in General Electric also detracted from performance, as well as disappointing results from portfolio holdings such as Noble Corporation, AT&T, and Schering-Plough.

              Positive contributions to portfolio performance came from strong stock selection in the Retailing sector (Sears Roebuck) and the Financial Services sector (FleetBoston and Merrill Lynch). The strong performance of these and other financial stocks within the portfolio was offset, however, by the decline of Federal Home Loan Mortgage Corporation's stock. The portfolio's underweight position and stock selection in the Consumer Staples sector aided performance relative to the index, and holdings such as AT&T Wireless, Calpine and Alcoa posted strong results during the reporting period.

              In the fixed income market, corporate bonds outperformed U.S. Treasuries over the reporting period. In that environment, the portfolio's overweight position to the corporate debt market, and underweight position to Treasuries contributed positively to overall portfolio returns.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              FEDERATED INVESTMENT COUNSELING

              Telecom Utility Portfolio -- Class 1

[Telecom Utility Portfolio Graph]

                                 TELECOM UTILITY
                                PORTFOLIO - CLASS                                              S&P UTILITY       S&P 500 TELECOM
                                        1           S&P 500 INDEX(1)    BLENDED INDEX(2)        INDEX(3)        SERVICE INDEX(4)
                                -----------------   ----------------    ----------------       -----------      ----------------
6/3/1996                              10000               10000               10000               10000               10000
11/30/1996                            10750               11439               10299               10910                9970
11/30/1997                            13035               14701               13604               12559               14144
11/30/1998                            15118               18180               17973               15052               19525
1/31/1999                             15233               20030               20547               14833               24072
1/31/2000                             15996               22104               21924               15614               25543
1/31/2001                             14354               21905               19914               19986               18561
1/31/2002                             11992               18368               14342               14512               13101
1/31/2003                              9246               14141               10054               10451                8775
1/31/2004                             11476               19026               12490               13891               10480

---------------------------------------------------------
                TELECOM UTILITY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               24.12%     23.78%     23.61%
   5-year               -5.51%        N/A        N/A
   Since Inception       1.81%     -7.26%     20.19%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Telecommunication Services Index (formerly, the S&P Communications Service Index), on a market capitalization weighted basis.

(3)The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4)The S&P Telecommunications Service Index is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600. Created in July of 1996, the S&P Telecommunications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers). Index change is a name change; the composition of the index remained substantially consistent.

              For the twelve-month period ended January 31, 2004, the Telecom Utility Portfolio -- Class 1 returned 24.12%, compared to the 34.55% return by the S&P 500 Index, and the 24.22% return by the Blended Index.

              Sector selection significantly aided portfolio performance versus its blended benchmark. Throughout the year, the fund was significantly overweight to the Utility sector and underweight to the Telecommunication Services sector. In addition, various positions in the Energy and Financial sectors incrementally added to the portfolio's performance.

              The portfolio's stock selection hindered performance, as holdings such as SBC Communications, Inc. and AT&T Corp. (Telecommunications Services sector), and DTE Energy Co. and NiSource, Inc. (Utility sector) under-performed during the reporting period. Positive contributors to portfolio performance included Sprint Corp. and BCE, Inc. (Telecommunication Services sector) and Exelon Corp. and Endesa SA (Utility sector).




              The graph represents past performance, which is not indicative of future results.

---------------------
    244

              U.S. BANCORP ASSET MANAGEMENT

              Equity Income Portfolio -- Class 1

[Equity Income Portfolio Graph]

                                                              EQUITY INCOME PORTFOLIO -- CLASS
                                                                             1                           S&P 500 INDEX(1)
                                                              --------------------------------           ----------------
12/14/1998                                                                 10000                              10000
                                                                           10500                              10777
1/31/1999                                                                  10570                              11227
                                                                           10410                              10879
                                                                           10791                              11314
                                                                           11342                              11752
                                                                           11072                              11475
                                                                           11292                              12111
                                                                           11042                              11734
                                                                           10740                              11675
                                                                           10422                              11356
                                                                           11049                              12074
                                                                           10977                              12320
                                                                           10936                              13045
1/31/2000                                                                  10707                              12390
                                                                            9934                              12155
                                                                           10665                              13344
                                                                           10748                              12943
                                                                           11156                              12677
                                                                           10842                              12990
                                                                           10863                              12787
                                                                           11375                              13581
                                                                           11532                              12864
                                                                           11938                              12810
                                                                           11656                              11800
                                                                           12273                              11857
1/31/2001                                                                  12252                              12278
                                                                           11938                              11159
                                                                           11635                              10452
                                                                           12043                              11264
                                                                           12336                              11339
                                                                           12022                              11063
                                                                           12012                              10954
                                                                           11614                              10269
                                                                           11091                               9439
                                                                           11063                               9620
                                                                           11564                              10357
                                                                           11756                              10448
1/31/2002                                                                  11585                              10296
                                                                           11745                              10097
                                                                           12128                              10477
                                                                           11660                               9842
                                                                           11628                               9769
                                                                           10829                               9073
                                                                           10137                               8366
                                                                           10244                               8421
                                                                            9036                               7506
                                                                            9634                               8166
                                                                           10211                               8647
                                                                            9776                               8139
1/31/2003                                                                   9493                               7926
                                                                            9275                               7807
                                                                            9330                               7883
                                                                           10113                               8532
                                                                           10701                               8981
                                                                           10875                               9096
                                                                           11071                               9256
                                                                           11191                               9436
                                                                           11148                               9336
                                                                           11632                               9864
                                                                           11677                               9951
                                                                           12329                              10472
1/31/2004                                                                  12484                              10665

-----------------------------------------------------
               EQUITY INCOME PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
-----------------------------------------------------
                                         CLASS 1*
   1-year                                 31.51%
   5-year                                  3.38%
   Since Inception                         4.42%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Equity Income Portfolio -- Class 1 returned 31.51% for the twelve-month period ended January 31, 2004, compared to the S&P 500 Index return of 34.55%. Several factors negatively impacted portfolio results for the year. A portfolio underweight to the strong performing Information Technology and Consumer Discretionary sectors detracted from performance. Overall, stock selection had a negative impact within these sectors, including Motorola, Inc. and Newell Rubbermaid, Inc. However, select stocks, including Intel Corp. and SAG, delivered strong results and contributed positively to performance. A portfolio overweight to Telecomm Services, including poor performing stocks such as Verizon Communications, Inc. and Sprint Corp., also had an adverse impact on portfolio performance.

              Although portfolio performance trailed the index for the reporting period, the portfolio benefited from an overweight position and good stock selection in the Financial Services sector. Standout portfolio holdings included JP Morgan Chase & Co., Legg Mason, Inc. and Merrill Lynch & Co., Inc. Portfolio holdings in the Industrial sector (Caterpillar, Inc. and Ingersoll-Rand Co., Class
              A) also contributed positively with particularly strong performances in these holdings.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              U.S. BANCORP ASSET MANAGEMENT

              Equity Index Portfolio -- Class 1

[Equity Index Portfolio Graph]

                                                             EQUITY INDEX PORTFOLIO -- CLASS 1           S&P 500 INDEX(1)
                                                             ---------------------------------           ----------------
12/14/1998                                                                 10000                              10000
                                                                           10760                              10777
1/31/1999                                                                  11181                              11227
                                                                           10850                              10879
                                                                           11231                              11314
                                                                           11673                              11752
                                                                           11432                              11475
                                                                           11853                              12111
                                                                           11392                              11734
                                                                           11313                              11675
                                                                           11002                              11356
                                                                           11694                              12074
                                                                           11915                              12320
                                                                           12605                              13045
1/31/2000                                                                  11970                              12390
                                                                           11728                              12155
                                                                           12867                              13344
                                                                           12474                              12943
                                                                           12212                              12677
                                                                           12504                              12990
                                                                           12312                              12787
                                                                           13068                              13581
                                                                           12373                              12864
                                                                           12320                              12810
                                                                           11351                              11800
                                                                           11412                              11857
1/31/2001                                                                  11816                              12278
                                                                           10735                              11159
                                                                           10048                              10452
                                                                           10826                              11264
                                                                           10897                              11339
                                                                           10624                              11063
                                                                           10513                              10954
                                                                            9856                              10269
                                                                            9059                               9439
                                                                            9221                               9620
                                                                            9930                              10357
                                                                           10012                              10448
1/31/2002                                                                   9858                              10296
                                                                            9663                              10097
                                                                           10022                              10477
                                                                            9406                               9842
                                                                            9334                               9769
                                                                            8665                               9073
                                                                            7997                               8366
                                                                            8049                               8421
                                                                            7175                               7506
                                                                            7799                               8166
                                                                            8277                               8647
                                                                            7768                               8139
1/31/2003                                                                   7560                               7926
                                                                            7445                               7807
                                                                            7518                               7883
                                                                            8132                               8532
                                                                            8548                               8981
                                                                            8652                               9096
                                                                            8797                               9256
                                                                            8974                               9436
                                                                            8870                               9336
                                                                            9360                               9864
                                                                            9444                               9951
                                                                            9928                              10472
1/31/2004                                                                  10106                              10665

-----------------------------------------------------
               EQUITY INDEX PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
-----------------------------------------------------
                                         CLASS 1*
   1-year                                 33.68%
   5-year                                 -2.00%
   Since Inception                         0.21%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

              The Equity Index Portfolio -- Class 1 returned 33.68% for the twelve-month period ended January 31, 2004, versus a return of 34.55% by the S&P 500 Index.

              As an indexed strategy, the portfolio maintained full exposure to the stock market during the reporting period, so market conditions did not have a significant effect on portfolio performance relative to the benchmark index. The portfolio was slightly underweight to the Utilities sector relative to the index, and slightly overweight to Information Technology. Security selection versus the index did not vary much at all in terms of weighting among individual securities. The largest security variance was Simon Property Group, Inc., but was held within 0.04% of its benchmark weight.

              In line with the S&P 500 Index, positive contributors to portfolio performance included holdings in General Electric Co., Intel Corp., Citigroup, Inc. and Cisco Systems, Inc.. Examples of portfolio holdings that were negative influences on performance were Merck & Co., Inc., Tenet Healthcare Corp., Kohls Corp., and Healthsouth Corp.

              The graph represents past performance, which is not indicative of future results.

---------------------
    246

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Growth-Income Portfolio -- Class 1

[Growth-Income Portfolio Graph]

                                                              GROWTH-INCOME PORTFOLIO - CLASS
                                                                             1                           S&P 500 INDEX(1)
                                                              -------------------------------            ----------------
1/31/1994                                                                  10000                              10000
11/30/1994                                                                  9365                               9636
11/30/1995                                                                 12540                              13199
11/30/1996                                                                 15977                              16878
11/30/1997                                                                 20787                              21690
11/30/1998                                                                 25551                              26823
1/31/1999                                                                  29159                              29554
1/31/2000                                                                  34516                              32613
1/31/2001                                                                  33955                              32319
1/31/2002                                                                  27177                              27101
1/31/2003                                                                  21303                              20864
1/31/2004                                                                  28341                              28130

---------------------------------------------------------
                 GROWTH-INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               33.04%     32.84%     32.76%
   5-year               -0.57%        N/A        N/A
   10-year              10.98%        N/A        N/A
   Since Inception         N/A     -1.77%     23.28%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Growth-Income Portfolio -- Class 1 returned 33.04%, slightly trailing the S&P 500 Index which returned 34.55% for the twelve-month reporting period ended January 31, 2004.

              The portfolio's sector selection detracted from performance relative to the index. The most notable negative impact came from modest overweight positions in the Consumer Staples and Health Care sectors. The portfolio's overweight positions in these relatively stable growth sectors proved to hold back overall performance in a year when investors sought greater exposure to a recovering economy. The portfolio's small cash position also created a drag on portfolio performance during the annual reporting period.

              On the positive side, the portfolio benefited from an overweight position in the Technology sector, and an underweight position in the Telecommunications Services sector. Security selection also had a positive impact on portfolio performance. Portfolio holdings that were positive contributors to portfolio performance included companies in the Financial sector, such as Citigroup, Inc. and J.P. Morgan Chase & Co.. Portfolio holdings that proved to be negative contributors to performance during the reporting period included Medimmune, HCA, King Pharmaceuticals and MBNA.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              FEDERATED INVESTMENT COUNSELING

              Federated American Leaders Portfolio -- Class 1

[Federated American Leaders Portfolio Graph]

                                                FEDERATED VALUE PORTFOLIO                                  S&P 500 BARRA VALUE
                                                       -- CLASS 1               S&P 500 INDEX(1)                INDEX(2)
                                                -------------------------       ----------------           -------------------
6/3/1996                                                  10000                       10000                       10000
11/30/1996                                                11080                       11439                       11364
11/30/1997                                                13933                       14701                       14209
11/30/1998                                                16472                       18180                       16091
1/31/1999                                                 17046                       20030                       16991
1/31/2000                                                 17075                       22104                       17040
1/31/2001                                                 18888                       21905                       20751
1/31/2002                                                 17477                       18368                       17102
1/31/2003                                                 13839                       14141                       13536
1/31/2004                                                 18441                       19026                       18665

---------------------------------------------------------
          FEDERATED AMERICAN LEADERS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               33.25%     33.13%     32.92%
   5-year                1.59%        N/A        N/A
   Since Inception       8.31%      0.35%     27.72%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The S&P 500 Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

              The Federated American Leaders Portfolio -- Class 1 returned 33.25%, slightly trailing the 34.55% return of the S&P 500 Index for the twelve-month reporting period ended January 31, 2004.



              In a market environment in which all ten S&P 500 economic sectors generated positive returns, the portfolio benefited from an overweight position in the Financial Services sector, and underweight positions in the Health Care and Consumer Staples sectors relative to the index. Negative influences upon portfolio performance included underweight positions in the Consumer Discretionary and Information Technology sectors, and an overweight position in Telecommunication Services sector.



              Top performers among the portfolio's holdings during the annual period included Boston Scientific, Altria Group, Cendant Corp, Tyco International and Federated Department Stores. Portfolio holdings that held back portfolio performance included Loews Corp, First Data Corp, Marsh & McLennan, and Aon Corp.

              The graph represents past performance, which is not indicative of future results.

---------------------
    248

              DAVIS SELECTED ADVISORS, L.P.

              Davis Venture Value Portfolio -- Class 1

[Davis Venture Value Portfolio Graph]

                                                              DAVIS VENTURE VALUE PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                                          --------------------           ----------------
10/28/1994                                                                 10000                              10000
11/30/1995                                                                 13514                              13199
11/30/1996                                                                 17221                              16878
11/30/1997                                                                 22311                              21690
11/30/1998                                                                 24857                              26823
1/31/1999                                                                  26234                              29554
1/31/2000                                                                  29755                              32613
1/31/2001                                                                  33540                              32319
1/31/2002                                                                  28317                              27101
1/31/2003                                                                  23846                              20864
1/31/2004                                                                  33134                              28072

---------------------------------------------------------
              DAVIS VENTURE VALUE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               38.95%     38.68%     38.54%
   5-year                4.78%        N/A        N/A
   Since Inception      13.81%      3.88%     31.57%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              For the twelve-month period ended January 31, 2004, the Davis Venture Value -- Class 1 returned 38.95% compared to the S&P 500 Index return of 34.55%.

              The portfolio's holdings in the Financial Services sector performed well throughout the reporting period, and were a strong contributor to the portfolio's out-performance of the index. Top performing portfolio holdings included American Express, Progressive Corp., and Citigroup. The portfolio also benefited from its holdings within the Capital Goods sector relative to the index. Select holdings, such as Tyco International, posted solid gains during the reporting period.

              Detractors to portfolio performance relative to the index included the portfolio's Health Care holdings. Select portfolio holdings that performed poorly during the annual period included Safeway and Tellabs, Inc. As of the report date, the portfolio no longer owned either of these companies.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              "Dogs" of Wall Street Portfolio -- Class 1

[Dogs of Wall Street Portfolio Graph]

                                                              DOGS OF WALL STREET PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                              --------------------------------           ----------------
4/1/1998                                                                   10000                              10000
11/30/1998                                                                  9810                              10671
1/31/1999                                                                   9600                              11757
1/31/2000                                                                   8638                              12974
1/31/2001                                                                   9679                              12857
1/31/2002                                                                  10293                              10781
1/31/2003                                                                   8948                               8300
1/31/2004                                                                  11566                              11167

---------------------------------------------------------
             "DOGS" OF WALL STREET PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               29.27%     29.12%     28.95%
   5-year                3.80%        N/A        N/A
   Since Inception       2.52%      6.43%     21.81%
---------------------------------------------------------

*Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The "Dogs" of Wall Street Portfolio -- Class 1 posted a return of 29.27% as of January 31, 2004, compared to a 34.55% return by the S&P 500 Index.

              The primary focus of this passively managed portfolio is to invest in high dividend-yielding stocks. As the market rebounded in 2003, investors focused on lower-quality, higher beta stocks. The portfolio's return lagged the index as high dividend-yielding stocks under-performed in this environment.

              The portfolio uses a quantitative model to seek out high dividend-yielding stocks that meet the portfolio's criteria, and therefore does not make active sector allocation decisions. Individual company standout performers included Caterpillar, Inc., J.P. Morgan Chase & Co., General Electric Co., Electronic Data Systems Corp., and May Department Stores Co., while Eastman Kodak Co., Schering-Plough Corp., Anheuser-Busch Cos., Inc., McCormick & Co., Inc. and Exxon Mobil Corp. under-performed during the annual reporting period.

              The graph represents past performance, which is not indicative of future results.

---------------------
    250

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Alliance Growth Portfolio -- Class 1

[Alliance Growth Portfolio Graph]

                                                                ALLIANCE GROWTH PORTFOLIO -
                                                                          CLASS 1                  RUSSELL 1000 GROWTH INDEX(1)
                                                                ---------------------------        ----------------------------
1/31/1994                                                                  10000                              10000
11/30/1994                                                                  9310                               9864
11/30/1995                                                                 13863                              13680
11/30/1996                                                                 17752                              17277
11/30/1997                                                                 22687                              21859
11/30/1998                                                                 30847                              28123
1/31/1999                                                                  38776                              32460
1/31/2000                                                                  44240                              38911
1/31/2001                                                                  39740                              33859
1/31/2002                                                                  30579                              24757
1/31/2003                                                                  21381                              17734
1/31/2004                                                                  28259                              24063

---------------------------------------------------------
                ALLIANCE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               32.17%     31.94%     31.85%
   5-year               -6.13%        N/A        N/A
   10 year              10.95%        N/A        N/A
   Since Inception         N/A     -4.93%     18.62%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              The Growth Portfolio -- Class 1 returned 32.17% for the twelve-month period ended January 31, 2004. During the same period, the Russell 1000 Growth Index returned 35.69%.

              The portfolio's return trailed the index principally because the portfolio's investment strategy seeks large capitalization, high quality companies. The market's rally, however, was led by small capitalization, high beta, lower quality stocks. These are companies the portfolio typically avoids under the parameters of its longstanding investment philosophy.

              The main detractor to portfolio performance relative to the index, was an underweight position in the Technology sector and an overweight position in the Financial Services sector. Positive contributors to portfolio performance included an overweight position to insurance industry stocks, as well as an underweight position in pharmaceutical company stocks. Examples of portfolio holdings that were negative influences on performance were Freddie Mac, Johnson & Johnson and Peoplesoft, Inc. Top performing portfolio holdings included MBNA Corp. and Intel Corp.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              GOLDMAN SACHS ASSET MANAGEMENT

              Goldman Sachs Research Portfolio -- Class 1

[Goldman Sachs Research Portfolio - Class 1 Graph]

                                                                   GOLDMAN SACHS RESEARCH
                                                                    PORTFOLIO -- CLASS 1                S&P 500 INDEX (1)
                                                                   ----------------------               -----------------
7/5/2000                                                                   10000                              10000
                                                                           10200                               9898
                                                                           11270                              10513
                                                                           10850                               9958
                                                                           10720                               9916
                                                                            9210                               9134
                                                                            9797                               9179
1/31/2001                                                                   9958                               9505
                                                                            9024                               8638
                                                                            8342                               8091
                                                                            8964                               8719
                                                                            8763                               8778
                                                                            8412                               8564
                                                                            8141                               8480
                                                                            7438                               7949
                                                                            6465                               7307
                                                                            6615                               7447
                                                                            7398                               8018
                                                                            7328                               8088
1/31/2002                                                                   6816                               7970
                                                                            6515                               7816
                                                                            6876                               8110
                                                                            6324                               7619
                                                                            6184                               7562
                                                                            5621                               7024
                                                                            5130                               6476
                                                                            5270                               6519
                                                                            4838                               5810
                                                                            5250                               6322
                                                                            5591                               6694
                                                                            5270                               6301
1/31/2003                                                                   5140                               6136
                                                                            4999                               6044
                                                                            5079                               6102
                                                                            5491                               6605
                                                                            5782                               6952
                                                                            5872                               7041
                                                                            5872                               7165
                                                                            6023                               7305
                                                                            5973                               7227
                                                                            6244                               7636
                                                                            6284                               7703
                                                                            6605                               8107
1/31/2004                                                                   6665                               8255

---------------------------------------------------------
            GOLDMAN SACHS RESEARCH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               29.69%     29.35%     29.35%
   Since Inception     -10.73%     -7.66%     25.04%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Goldman Sachs Research Portfolio -- Class 1 returned 29.69% for the twelve-month period ended January 31, 2004, compared to the S&P 500 Index return of 34.55%.

              The portfolio's underperformance relative to the index was largely a result of its non-participation in the lower quality and more speculative companies that drove much of the benchmark's higher returns during the year. Industries that led the advance included Internet and Online, Machinery and Trucks, and Metals. The portfolio did not hold any securities in these industries.

              The portfolio benefited from good stock selection during the reporting period. A few of the top performers among the portfolio's holdings included Cendant Corp., Cisco Systems, Inc. and QUALCOMM, Inc.

              The graph represents past performance, which is not indicative of future results.

---------------------
    252

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Massachusetts Investors Trust Portfolio -- Class 1

[MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO GRAPH]

                                                                   MFS GROWTH AND INCOME
                                                                    PORTFOLIO -- CLASS 1                 S&P 500 INDEX(1)
                                                                   ---------------------                 ----------------
1/31/1994                                                                 10000.00                          10000.00
11/30/1994                                                                 8930.00                           9655.60
11/30/1995                                                                11870.00                          13226.00
11/30/1996                                                                14054.00                          16913.00
11/30/1997                                                                16835.00                          21735.00
11/30/1998                                                                19834.00                          26878.00
1/31/1999                                                                 21912.00                          29614.00
1/31/2000                                                                 22300.00                          32680.00
1/31/2001                                                                 23128.00                          32386.00
1/31/2002                                                                 19162.00                          27157.00
1/31/2003                                                                 14970.00                          20907.00
1/31/2004                                                                 19121.00                          28130.00

---------------------------------------------------------
       MFS MASSACHUSETTS INVESTOR TRUST PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               27.73%     27.56%     27.40%
   5-year               -2.69%        N/A        N/A
   10-year               6.70%        N/A        N/A
   Since Inception         N/A     -2.46%     21.44%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              For the twelve-month period ended January 31, 2004, the MFS Massachusetts Investors Trust Portfolio -- Class 1 returned 27.73%, trailing the S&P 500 Index return of 34.55%.

              The portfolio underperformed the index due to the weak results of a number of its holdings, primarily in the Technology, Financial Services, and Leisure sectors. An underweight position in computer chip maker Intel was the largest detractor to relative performance. As a result, the portfolio did not participate fully in the stock's steep, upward climb during the year. The portfolio received strong performance from stocks such as Analog Devices, Inc., Cisco Systems, Inc. and VERITAS, but other stocks in the group detracted from relative returns and outweighed the positive impact of these companies. Furthermore, one of the portfolio's holdings in the Financial Services sector, Federal National Mortgage Association, was burdened by potential regulatory and political changes. Within the Leisure sector, portfolio holdings such as New York Times Co. whose earnings were driven by advertising revenues, performed poorly during the reporting period. Other individual stock holdings that detracted from portfolio performance during the reporting period included Tenet Healthcare Corp., Schering Plough Corp., AmeriSourceBergen Corp., Wyeth, and Kohl's.

              On the positive side, the portfolio's stock selection, and comparatively low exposure to the Utilities and Communications sector, contributed to performance. The portfolio's weighting and stock selection in the Retailing sector (Home Depot, Inc. and Wal
              Mart) also added to returns, as consumer spending was strong throughout the reporting period. The portfolio's stock selection in the Consumer Staples sector helped relative returns, particularly ownership of Altria Group, Inc. (formerly Philip Morris). Other factors that helped the portfolio's relative returns included stock selection with Genentech, Inc. and Guidant Corp., and holding an underweight position in Merck & Co., Inc.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Putnam Growth: Voyager -- Class 1

[PUTNAM GROWTH PORTFOLIO GRAPH]

                                                                 PUTNAM GROWTH PORTFOLIO --
                                                                          CLASS 1                  RUSSELL 1000 GROWTH INDEX(1)
                                                                 --------------------------        ----------------------------
1/31/1994                                                                  10000                              10000
11/30/1994                                                                  9463                               9864
11/30/1995                                                                 12364                              13680
11/30/1996                                                                 14827                              17277
11/30/1997                                                                 18684                              21859
11/30/1998                                                                 22900                              28123
1/31/1999                                                                  26662                              32460
1/31/2000                                                                  31063                              38911
1/31/2001                                                                  26813                              33859
1/31/2002                                                                  19920                              24757
1/31/2003                                                                  14786                              17734
1/31/2004                                                                  19150                              24063

---------------------------------------------------------
            PUTNAM GROWTH: VOYAGER PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               29.51%     29.27%     29.14%
   5-year               -6.40%        N/A        N/A
   10-year               6.71%        N/A        N/A
   Since Inception        N/A%     -6.05%     22.19%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              The Putnam Growth: Voyager Portfolio -- Class 1 returned 29.51% for the twelve-month period ended January 31, 2004, versus the 35.69% return by the Russell 1000 Growth Index.

              One of the most noteworthy themes during the reporting period was the out-performance of lower-quality, smaller capitalization companies. This trend impaired the performance of the portfolio relative to the index, as the portfolio emphasizes higher-quality, larger capitalization stock holdings. This occurrence was particularly true for the portfolio's Technology sector holdings, where performance was unfavorable for the period. The portfolio's positive overweight position in Intel was undercut by below-market weighted positions in strong performers such as Texas Instruments, EMC, Motorola, Xilinx and Analog Devices.

              Stock selection by the portfolio in the Consumer Discretionary and Health Care sectors also detracted from performance. The portfolio held stocks that lagged the overall market such as Wal-Mart Stores, Inc., Amgen, Inc., and Pfizer, Inc., and held an underweight position in robust performers such as Home Depot, Inc. and Genentech. Furthermore, the portfolio avoided strong performing stocks such as Amazon.com altogether. On the positive side, stock selection in the Consumer Staples (Career Education Corp. and Apollo Group, Inc.) and Basic Materials (Freeport-McMoran Copper & Gold, Inc.) sectors aided portfolio performance during the annual reporting period.

              The graph represents past performance, which is not indicative of future results.

---------------------
    254

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Blue Chip Growth Portfolio -- Class 1

[Blue Chip Growth Portfolio Graph]

                                                               BLUE CHIP GROWTH PORTFOLIO --
                                                                          CLASS 1                       S&P 500 INDEX (1)
                                                                          ------------------            -----------------
7/5/2000                                                                  10000.00                           10000.00
                                                                           9930.00                            9898.00
                                                                          10990.00                           10513.00
                                                                          10420.00                            9958.00
                                                                           9670.00                            9916.00
                                                                           8730.00                            9134.00
                                                                           8728.00                            9179.00
1/31/2001                                                                  8818.00                            9505.00
                                                                           7845.00                            8638.00
                                                                           7293.00                            8091.00
                                                                           7835.00                            8719.00
                                                                           7815.00                            8778.00
                                                                           7564.00                            8564.00
                                                                           7414.00                            8480.00
                                                                           6872.00                            7949.00
                                                                           6119.00                            7307.00
                                                                           6314.00                            7447.00
                                                                           6937.00                            8018.00
                                                                           6907.00                            8088.00
1/31/2002                                                                  6646.00                            7970.00
                                                                           6435.00                            7816.00
                                                                           6676.00                            8110.00
                                                                           6274.00                            7619.00
                                                                           6124.00                            7562.00
                                                                           5612.00                            7024.00
                                                                           5190.00                            6476.00
                                                                           5170.00                            6519.00
                                                                           4724.00                            5810.00
                                                                           5037.00                            6322.00
                                                                           5278.00                            6694.00
                                                                           4886.00                            6301.00
1/31/2003                                                                  4795.00                            6136.00
                                                                           4775.00                            6044.00
                                                                           4835.00                            6102.00
                                                                           5168.00                            6605.00
                                                                           5399.00                            6952.00
                                                                           5429.00                            7041.00
                                                                           5570.00                            7165.00
                                                                           5691.00                            7305.00
                                                                           5560.00                            7227.00
                                                                           5973.00                            7636.00
                                                                           6003.00                            7703.00
                                                                           6155.00                            8107.00
1/31/2004                                                                  6235.00                            8255.00

---------------------------------------------------------
               BLUE CHIP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               30.04%     29.66%     29.62%
   Since Inception     -12.38%     -6.23%     21.37%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Blue Chip Growth Portfolio -- Class 1 returned 30.04% for the twelve-month period ended January 31, 2004, versus the S&P 500 Index return of 34.55%.

              The portfolio's underperformance of the index was primarily due to the out-performance of lower capitalization, lower quality securities in the S&P 500 index during the reporting period. The portfolio was comprised of higher capitalization, higher quality stocks which, while delivering strong performance, lagged the other components of the index.

              Portfolio sector decisions contributed positively to performance, specifically an overweight position in Information Technology. An overweight position in the Health Care sector, and an underweight position in the Industrials sector, combined with unfavorable security selection, detracted from performance relative to the index. Cisco Systems Inc., Intel Corp., Citigroup Inc., Amazon.com Inc., and Nextel Communications were holdings that contributed positively to performance, while QUALCOMM Inc., BJ Services Co., and Merck & Co. all detracted from portfolio performance during the reporting period.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              DAVIS SELECTED ADVISORS, L.P.

              Real Estate Portfolio -- Class 1

[REAL ESTATE PORTFOLIO GRAPH]

                                                              REAL ESTATE PORTFOLIO -- CLASS 1    MORGAN STANLEY REIT INDEX (1)
                                                              --------------------------------    -----------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 11530                              11609
11/30/1998                                                                 10027                              10044
1/31/1999                                                                   9753                               9600
1/31/2000                                                                   8969                               9475
1/31/2001                                                                  11337                              11992
1/31/2002                                                                  12144                              13442
1/31/2003                                                                  12559                              13580
1/31/2004                                                                  18464                              19932

---------------------------------------------------------
                  REAL ESTATE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               47.02%     46.84%     46.62%
   5-year               13.62%        N/A        N/A
   Since Inception       9.64%     17.95%     32.51%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

              The Real Estate Portfolio -- Class 1 returned 47.02% during the twelve-month period ended January 31, 2004, slightly ahead of the Morgan Stanley REIT Index that returned 46.78%.

              The portfolio's largest sector weightings were in Office Space REITs, Apartment REITs and Retail Outlets & Mall REITs during the annual reporting period. The portfolio's large retail outlets & mall holdings proved to be beneficial to performance relative to the index. The principal holdings contributing to portfolio performance were Chelsea Property Group, Inc., Centerpoint Property Group, Inc., and General Growth Properties, Inc.

              Although none of the portfolio's holdings declined in value over the full year, the holdings that provided the least contribution to portfolio returns were United Dominion Realty Trust, Inc. and Essex Property Trust, Inc. The portfolio's cash holdings also detracted from the portfolio's returns relative to the index.

              The graph represents past performance, which is not indicative of future results.

---------------------
    256

              FRANKLIN ADVISORY SERVICES LLC
              (Franklin Advisory Services LLC began managing the Small Company Value Portfolio on August 28, 2002)

              Small Company Value Portfolio -- Class 1

[Small Company Value Portfolio Graph]

                                                               SMALL COMPANY VALUE PORTFOLIO
                                                                         -- CLASS 1                RUSSELL 2000 VALUE INDEX (1)
                                                               -----------------------------       ----------------------------
12/14/1998                                                                 10000                              10000
                                                                           10450                              10577
1/31/1999                                                                  10049                              10337
                                                                            9368                               9631
                                                                            8957                               9552
                                                                            9779                              10424
                                                                           10089                              10744
                                                                           10680                              11133
                                                                           10600                              10869
                                                                           10458                              10472
                                                                           10337                              10263
                                                                            9905                              10057
                                                                           10378                              10109
                                                                           11092                              10420
1/31/2000                                                                  10589                              10147
                                                                           10881                              10768
                                                                           11988                              10818
                                                                           11414                              10882
                                                                           11263                              10716
                                                                           11867                              11029
                                                                           11757                              11397
                                                                           12582                              11906
                                                                           12532                              11839
                                                                           12420                              11797
                                                                           11743                              11557
                                                                           12982                              12798
1/31/2001                                                                  12811                              13152
                                                                           12749                              13133
                                                                           12406                              12923
                                                                           13216                              13521
                                                                           13780                              13869
                                                                           14111                              14427
                                                                           13964                              14103
                                                                           13363                              14054
                                                                           11719                              12508
                                                                           12049                              12829
                                                                           12618                              13751
                                                                           13566                              14593
1/31/2002                                                                  13617                              14787
                                                                           13781                              14877
                                                                           14856                              15991
                                                                           15324                              16554
                                                                           14919                              16006
                                                                           14135                              15652
                                                                           12125                              13326
                                                                           12277                              13267
                                                                           11326                              12320
                                                                           11867                              12505
                                                                           12639                              13503
                                                                           12395                              12926
1/31/2003                                                                  11637                              12562
                                                                           11218                              12140
                                                                           11326                              12269
                                                                           12300                              13435
                                                                           13261                              14806
                                                                           13572                              15057
                                                                           13640                              15808
                                                                           14249                              16409
                                                                           13816                              16220
                                                                           15101                              17543
                                                                           15453                              18216
                                                                           16414                              18875
1/31/2004                                                                  16441                              19528

-----------------------------------------------------
            SMALL COMPANY VALUE PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
-----------------------------------------------------
                                         CLASS 1*
   1-year                                 41.28%
   5-year                                 10.35%
   Since Inception                        10.17%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The Russell 2000 Value Index measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

              For the twelve-month period ended January 31, 2004, the Small Company Value Portfolio -- Class 1 posted a return of 41.28%. By comparison, the Russell 2000 Value Index returned 55.45% over the same period.

              During the annual reporting period, security selection by the portfolio detracted from performance versus the index. Two examples of stock holdings that were negative influences on performance were Midwest Express Holdings and Atlantic Coast Airlines. Each company was impacted by reduced travel, due largely to the war in Iraq, continued terrorist threats and higher fuel prices in 2003.

              Positive contributors to portfolio performance included United States Steel Corp. and Overseas Shipholding Group. The portfolio also benefited from select companies in the Technology sector, such as Avocent. In the Consumer Non-Durables sector, Timberland was a strong performer for the portfolio during the annual reporting period.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Mid-Cap Growth Portfolio -- Class 1

[MFS Mid-Cap Growth Portfolio Graph]

                                                   MFS MID-CAP GROWTH                                    RUSSELL MID-CAP GROWTH
                                                   PORTFOLIO - CLASS 1        RUSSELL 2000 INDEX(1)             INDEX(2)
                                                   -------------------        ---------------------      ----------------------
4/1/1999                                                  10000                       10000                       10000
                                                          10610                       10866                       10456
                                                          10840                       11024                       10321
                                                          11810                       11523                       11042
                                                          11090                       11207                       10690
                                                          11400                       10792                       10579
                                                          12210                       10794                       10489
                                                          12810                       10838                       11300
                                                          14370                       11485                       12470
                                                          16496                       12785                       14630
1/31/2000                                                 15826                       12580                       14627
                                                          17652                       14657                       17702
                                                          19002                       13691                       17720
                                                          17825                       12867                       16000
                                                          17957                       12117                       14833
                                                          20381                       13174                       16407
                                                          19204                       12750                       15368
                                                          21396                       13723                       17686
                                                          20300                       13319                       16821
                                                          20353                       12725                       15670
                                                          17398                       11418                       12265
                                                          18080                       12399                       12911
1/31/2001                                                 19620                       13045                       13648
                                                          16541                       12189                       11287
                                                          13762                       11592                        9672
                                                          17336                       12499                       11284
                                                          17367                       12807                       11231
                                                          17212                       13249                       11237
                                                          15539                       12532                       10479
                                                          13669                       12127                        9720
                                                          11034                       10494                        8113
                                                          12204                       11109                        8966
                                                          13098                       11969                        9932
                                                          13991                       12707                       10309
1/31/2002                                                 12766                       12575                        9974
                                                          12051                       12231                        9409
                                                          12893                       13214                       10127
                                                          10953                       13334                        9591
                                                          10327                       12742                        9305
                                                           8451                       12110                        8278
                                                           7621                       10281                        7474
                                                           7634                       10255                        7448
                                                           6893                        9518                        6856
                                                           7430                        9824                        7387
                                                           7864                       10700                        7965
                                                           7391                       10104                        7484
1/31/2003                                                  7417                        9825                        7410
                                                           7315                        9528                        7346
                                                           7379                        9651                        7483
                                                           7864                       10566                        7992
                                                           8604                       11699                        8761
                                                           8719                       11911                        8886
                                                           9089                       12656                        9204
                                                           9600                       13237                        9711
                                                           9191                       12992                        9522
                                                           9855                       14083                       10290
                                                          10047                       14583                       10565
                                                          10149                       14879                       10680
1/31/2004                                                 10647                       15526                       11033

---------------------------------------------------------
              MFS MID-CAP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               43.55%     43.10%     43.18%
   Since Inception       1.30%    -14.58%     36.39%
---------------------------------------------------------

*Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 2000 Index is an unmanaged, weighted index of the 2,000 smallest companies in the Russell 3000 Index, (the largest 3,000 United States companies based on total market capitalization). The Index was developed with a base value of $135.00 as of December 31, 1986.

(2)As of May 1, 2004, the Russell Mid-Cap Growth Index will replace the Russell 2000 Index as the Benchmark Index. The Russell Midcap Growth Index offers access to the mid-cap growth segment of the U.S. equity universe. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager's opportunity set.

              The MFS Mid-Cap Growth Portfolio -- Class 1 returned 43.55% for the twelve-month period ended January 31, 2004, while the Russell 2000 Index returned 58.03%.

              The portfolio's results for the reporting period suffered from the poor performance of holdings within several sectors, including Leisure, Media, and Energy. Individual stock holdings in these areas that contributed to the portfolio's underperformance of the index were Westwood One, Inc., Entercom Communications Corp., and Cooper Cameron; other individual holdings that detracted from portfolio performance during the period included Weight Watchers International, Inc., Peoplesoft and Networks Assoc. The portfolio's cash position also detracted from performance.

              The portfolio benefited greatly from its investments in the Technology sector, particularly its holdings in the semiconductor and software industries. The stock prices of Analog Devices, Inc., PMC-Sierra, Inc., Xilinx Inc. and Veritas Software Corp. rose sharply during the reporting period. The portfolio's Health Care sector investments also contributed positively to performance with holdings such as Invitrogen Corp. providing solid gains. Other individual holdings that buttressed portfolio results during the period were Expedia and American Tower Corp.

              The graph represents past performance, which is not indicative of future results.

---------------------
    258

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Aggressive Growth Portfolio -- Class 1

[AGGRESSIVE GROWTH PORTFOLIO GRAPH]

                                                    AGGRESSIVE GROWTH
                                                   PORTFOLIO - CLASS 1        RUSSELL 2000 INDEX(1)       RUSSELL 3000 INDEX(2)
                                                   -------------------        ---------------------       ---------------------
6/3/1996                                                  10000                       10000                       10000
11/30/1996                                                10360                        9864                       11187
11/30/1997                                                11771                       12173                       14279
11/30/1998                                                12321                       11367                       17000
1/31/1999                                                 15534                       12231                       18695
1/31/2000                                                 24951                       14402                       21003
1/31/2001                                                 21238                       14933                       20921
1/31/2002                                                 14504                       14396                       17687
1/31/2003                                                 10983                       11247                       13709
1/31/2004                                                 14589                       17774                       18802

---------------------------------------------------------
               AGGRESSIVE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               32.83%     32.68%     32.53%
   5-year               -1.25%        N/A        N/A
   Since Inception       5.05%     -6.41%     21.77%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 2000 Index is an unmanaged, weighted index of the 2,000 smallest companies in the Russell 3000 Index (the largest 3,000 United States companies based on total market capitalization). The Index was developed with a base value of $135.00 as of December 31, 1986.

(2)The Russell 3000(R) Index offers access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

              The Aggressive Growth Portfolio -- Class 1 returned 32.83% for the twelve-month period ended January 31, 2004, trailing the Russell 3000 Index return of 37.15%.

              The portfolio lagged the benchmark for the annual period as its focus remained on higher-quality growth stocks that underperformed the higher-beta, lower-quality stocks that led the market. Portfolio performance was also hurt by underweight positions in the Consumer Staples and Telecommunications Services sectors, as well as an overweight position in the Energy sector. Examples of individual stock holdings that detracted from portfolio performance include Westwood One, Inc., Intuit, Inc., Affiliated Computer Services, Inc., Class A, QUALCOMM, Inc., Agilent Technologies, Inc., and Medimmune, Inc.

              Positive contributors to portfolio performance during the period were overweight positions in the Information Technology, Consumer Discretionary and Industrial sectors. Top performing stocks in the portfolio included Yahoo!, Inc., Marvell Technology Group, Ltd., Amazon.com, Inc., Teva Pharmaceutical Industries, Ltd. and Nextel Communications, Inc., Class A.
              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Growth Opportunities Portfolio -- Class 1

[Growth Opportunities Portfolio Graph]

                                                              GROWTH OPPORTUNITIES PORTFOLIO -
                                                                          -CLASS 1                   S&P MID CAP 400 INDEX(1)
                                                                          --------------------       ------------------------
7/5/2000                                                                  10000.00                           10000.00
                                                                           9670.00                           10101.00
                                                                          10950.00                           11229.00
                                                                          10860.00                           11152.00
                                                                          10240.00                           10774.00
                                                                           8360.00                            9961.00
                                                                           8870.00                           10723.00
1/31/2001                                                                  8970.00                           10962.00
                                                                           7383.00                           10336.00
                                                                           6640.00                            9568.00
                                                                           7192.00                           10623.00
                                                                           7022.00                           10871.00
                                                                           6640.00                           10827.00
                                                                           6148.00                           10665.00
                                                                           5655.00                           10317.00
                                                                           5002.00                            9033.00
                                                                           5355.00                            9433.00
                                                                           5877.00                           10134.00
                                                                           5927.00                           10658.00
1/31/2002                                                                  5877.00                           10603.00
                                                                           5254.00                           10616.00
                                                                           5787.00                           11375.00
                                                                           5305.00                           11321.00
                                                                           4953.00                           11130.00
                                                                           4340.00                           10316.00
                                                                           3667.00                            9317.00
                                                                           3516.00                            9363.00
                                                                           3335.00                            8609.00
                                                                           3627.00                            8982.00
                                                                           3908.00                            9502.00
                                                                           3567.00                            9111.00
1/31/2003                                                                  3516.00                            8845.00
                                                                           3567.00                            8634.00
                                                                           3647.00                            8707.00
                                                                           3878.00                            9339.00
                                                                           4260.00                           10112.00
                                                                           4230.00                           10241.00
                                                                           4320.00                           10605.00
                                                                           4561.00                           11085.00
                                                                           4471.00                           10915.00
                                                                           4692.00                           11741.00
                                                                           4772.00                           12149.00
                                                                           4812.00                           12354.00
1/31/2004                                                                  4973.00                           12622.00

---------------------------------------------------------
             GROWTH OPPORTUNITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               41.43%     41.26%     40.97%
   Since Inception     -17.75%     -9.22%     33.82%
---------------------------------------------------------

*Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P Mid Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of Mid Cap stock price movement.

              The Growth Opportunities Portfolio -- Class 1 returned 41.43% for the twelve-month period ended January 31, 2004, slightly trailing the 42.70% return posted by the S&P Mid Cap 400 Index.

              Negative influences on the portfolio's performance were select holdings such as Cerner Corp. and Accredo Health Inc., The portfolio did, however, benefit from positions in smaller capitalization holdings (companies toward the low-end of the benchmark's capitalization range). Examples of these holdings included OmniVision Technologies, Cypress Semiconductor and JetBlue Airways. An overweight exposure to the Technology sector also contributed to performance, with holdings such as Lam Research Corp., Integra LifeSciences Holdings Corp., and Xilinx Inc.

              The graph represents past performance, which is not indicative of future results.

---------------------
    260

              MARSICO CAPITAL MANAGEMENT, LLC

              Marsico Growth Portfolio -- Class 1

[Marsico Growth Portfolio Graph]

                                                                                                 MARSICO GROWTH PORTFOLIO - CLASS
                                                                     S&P 500 INDEX (1)                          1
                                                                     -----------------           --------------------------------
12/29/2000                                                                 10000                              10000
1/31/2001                                                                  10355                              10540
                                                                            9411                               9380
                                                                            8814                               8910
                                                                            9499                               9270
                                                                            9563                               9320
                                                                            9330                               9140
                                                                            9239                               8870
                                                                            8660                               8230
                                                                            7961                               7800
                                                                            8113                               8015
                                                                            8735                               8536
                                                                            8812                               8647
1/31/2002                                                                   8683                               8817
                                                                            8516                               8657
                                                                            8836                               9088
                                                                            8300                               9148
                                                                            8239                               9118
                                                                            7652                               8817
                                                                            7056                               8055
                                                                            7102                               8165
                                                                            6330                               7845
                                                                            6887                               8066
                                                                            7293                               8086
                                                                            6864                               7675
1/31/2003                                                                   6685                               7534
                                                                            6584                               7464
                                                                            6648                               7715
                                                                            7195                               8156
                                                                            7574                               8618
                                                                            7671                               8718
                                                                            7806                               9099
                                                                            7958                               9240
                                                                            7874                               9099
                                                                            8319                               9791
                                                                            8392                               9761
                                                                            8832                               9992
1/31/2004                                                                   8994                               9982

---------------------------------------------------------
                MARSICO GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               32.62%     32.40%     32.44%
   Since Inception      -0.06%      4.43%     17.99%
---------------------------------------------------------

*Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Marsico Growth Portfolio -- Class 1 posted a return of 32.62% for the annual period ended January 31, 2004, versus a 34.55% return by the S&P 500 Index.

              The portfolio's holdings in the Health Care sector contributed positively to performance during the annual period. In particular, holdings within the pharmaceutical and biotechnology industries, such as Genentech, Inc., Zimmer Holdings, Inc., UnitedHealth Group, Inc. and Amgen, Inc. aided portfolio performance. Portfolio holdings within the Information Technology sector also buttressed performance during the year. Strong performers included Cisco Systems, Inc., Intel Corp., Electronic Arts, Inc., and Dell, Inc. Other sectors that helped the portfolio's performance were underweight positions in Consumer Staples, Energy and Utilities.

              Several factors, however, negatively impacted performance for the portfolio. Stock selection in the Industrial sector versus the index had a negative affect on portfolio performance. Portfolio holdings that performed poorly included Lockheed Martin Corp., Ryanair Holdings PLC, and General Dynamics Corp. Compared to the index, the portfolio also had less than positive results from its Financial sector holdings, primarily due to adverse stock selection within the banking and diversified financials industries. The portfolio's underweight position to the Materials sector relative to the index also detracted from portfolio performance during the annual reporting period.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Technology Portfolio -- Class 1

[Technology Portfolio Graph]

                                                               TECHNOLOGY PORTFOLIO - CLASS 1       NASDAQ COMPOSITE INDEX (1)
                                                               ------------------------------       --------------------------
7/5/2000                                                                   10000                              10000
                                                                            9720                               9752
                                                                           11630                              10891
                                                                           10310                               9511
                                                                            9340                               8727
                                                                            6670                               6730
                                                                            6740                               6402
1/31/2001                                                                   7160                               7186
                                                                            4940                               5578
                                                                            3690                               4772
                                                                            4700                               5489
                                                                            4510                               5476
                                                                            4510                               5609
                                                                            3990                               5262
                                                                            3410                               4688
                                                                            2510                               3893
                                                                            3040                               4391
                                                                            3590                               5017
                                                                            3530                               5070
1/31/2002                                                                   3420                               5029
                                                                            2840                               4504
                                                                            3160                               4802
                                                                            2720                               4394
                                                                            2500                               4206
                                                                            2090                               3811
                                                                            1900                               3460
                                                                            1810                               3427
                                                                            1480                               3056
                                                                            1760                               3469
                                                                            2120                               3859
                                                                            1790                               3487
1/31/2003                                                                   1790                               3449
                                                                            1820                               3495
                                                                            1800                               3507
                                                                            1980                               3830
                                                                            2220                               4175
                                                                            2210                               4247
                                                                            2330                               4542
                                                                            2510                               4741
                                                                            2420                               4681
                                                                            2670                               5066
                                                                            2730                               5141
                                                                            2700                               5257
1/31/2004                                                                   2830                               5422

---------------------------------------------------------
                  TECHNOLOGY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               58.10%     58.10%     57.54%
   Since Inception     -29.75%    -12.95%     57.84%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

              For the twelve-month period ended January 31, 2004, the Technology Portfolio -- Class 1 returned 58.10%, compared to the NASDAQ Composite Index return of 57.21%. Technology was one of the top-performing sectors in the broad equity market during the annual reporting period.

              The portfolio's out-performance of the index was due in large part to an overweight position to the Semiconductor sector. Stock selection also made a positive contribution as well. Stock holdings such as Texas Instruments, Inc., Intersil Corp. and Altera Corp. performed well over the reporting period. Overweight positions in computers and peripherals, and communications equipment also contributed to portfolio performance relative to the index. Standout performers in these industries included Sandisk Corp., Nortel Networks Corp. and Corning, Inc.

              Stock selection was also strong in Software where an underweight position in Microsoft Corp. contributed positively to performance. In addition, performance was helped by an underweight position to the Media sector. One of the detractors to portfolio performance during the annual period, however, was an underweight position in internet and wireless telecommunications companies.

              The graph represents past performance, which is not indicative of future results.

---------------------
    262

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Small & Mid Cap Value Portfolio -- Class 2

[Small & Mid Cap Value Portfolio Graph]

                                                               SMALL & MID CAP VALUE - CLASS
                                                                             2                        RUSSELL 2500 INDEX (1)
                                                               -----------------------------          ----------------------
8/1/2002                                                                   10000                              10000
                                                                           10300                              10030
                                                                            9200                               9236
10/31/2002                                                                  9620                               9537
                                                                           10440                              10315
                                                                           10176                               9848
1/31/2003                                                                   9866                               9587
                                                                            9596                               9356
                                                                            9436                               9446
4/30/2003                                                                  10336                              10287
                                                                           11237                              11299
                                                                           11297                              11515
7/31/2003                                                                  11707                              12134
                                                                           12097                              12695
                                                                           11907                              12523
10/31/2003                                                                 12759                              13512
                                                                           13270                              14021
                                                                           13892                              14330
1/31/2004                                                                  14023                              14853

-------------------------------------------------------
            SMALL & MID CAP VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
-------------------------------------------------------
                                CLASS 2*   CLASS 3*
   1-year                        42.14%     41.99%
   5-year                           N/A        N/A
   Since Inception               25.26%     36.62%
-------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Russell 2500 Index represents the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

              The Small & Mid Cap Value Portfolio -- Class 1 returned 42.14%, and the Russell 2500 Index returned 54.93% for the twelve-month period ended January 31, 2004.

              Two powerful trends in the stock market this past reporting period were responsible for the bulk of the portfolio's underperformance relative to the Russell 2500 Index. First, returns among small and mid-capitalization stocks were led by the smallest of companies. The smallest of companies make up a significant portion of the Russell 2500 Index. Approximately 40% of the market value of the index is less than $1 billion in market capitalization. Therefore, in our opinion, the portfolio's larger capitalization bias is responsible for the bulk of the underperformance of the index. In addition, returns in 2003 were dominated by the most expensive of companies. The portfolio utilizes a "value" investment style, and seeks companies with strong earnings histories trading at lower-than-market multiples of earnings and book value. During the reporting period, the entire relative return in small-capitalization companies was concentrated in the most expensive 20% of stocks, a group the portfolio typically avoids.

              Portfolio underperformance of the index was roughly equally weighted between sector selection and stock selection, and each was influenced by the trends discussed earlier. Sector performance was hindered by underweight positions in Health Care and Technology. Furthermore, the portfolio's cash position was a drag on overall return. The portfolio held a larger than normal cash position, in part due to the large cash inflows into the portfolio during the reporting period. Stock selection by the portfolio was negative primarily in the Financial Services and Technology sectors. The portfolio did, however, see positive contributions from security selection in the Consumer Discretionary, Materials and Processing, and Producer Durable sectors.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              International Growth and Income Portfolio -- Class 1

[INTERNATIONAL GROWTH AND INCOME PORTFOLIO GRAPH]

                                                                  INTERNATIONAL GROWTH AND
                                                                 INCOME PORTFOLIO - CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 10410                               9573
11/30/1998                                                                 11407                              11148
1/31/1999                                                                  11813                              11554
1/31/2000                                                                  13938                              13778
1/31/2001                                                                  14488                              12621
1/31/2002                                                                  11058                               9393
1/31/2003                                                                   8774                               7991
1/31/2004                                                                  12696                              11720

---------------------------------------------------------
        INTERNATIONAL GROWTH AND INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               44.71%     44.53%     44.35%
   5-year                1.45%        N/A        N/A
   Since Inception       3.65%      1.77%     30.30%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

              The International Growth and Income Portfolio -- Class 1 returned 44.71% for the twelve-month reporting period ended January 31, 2004, compared to a 46.67% return by the MSCI EAFE Index.

              Detracting from portfolio performance was security selection in the Health Care sector. Stock holdings that were negative influences on portfolio performance included drug-makers Novartis and Yamanouchi. Positive contributions to performance relative to the index came from overweight positions in the Financial Services sector, particularly bank and insurance holdings. An underweight position to the Energy sector was also additive to performance during the annual period. Select portfolio holdings that helped performance included Hilton Group, Carlton Communications, Samsung Electronics and Ericsson. An underweight position in Siemens, however, detracted from overall performance as this electronics and engineering company performed strongly during the annual reporting period.

              While the portfolio does not actively employ a country selection strategy, an underweight position in Japan did add to portfolio performance. However, the portfolio's currency investment strategy was a negative influence on performance. An overweight position to the U.S. dollar and South Korean won, and an underweight position to the Australian dollar also held back portfolio returns during the reporting period.

              The graph represents past performance, which is not indicative of future results.

---------------------
    264

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Global Equities Portfolio -- Class 1

[GLOBAL EQUITIES PORTFOLIO GRAPH]

                                                                GLOBAL EQUITIES PORTFOLIO --
                                                                          CLASS 1                      MSCI WORLD INDEX(1)
                                                                ----------------------------           -------------------
1/31/1994                                                                  10000                              10000
11/30/1994                                                                  9557                               9767
11/30/1995                                                                 11036                              11567
11/30/1996                                                                 13045                              13729
11/30/1997                                                                 14780                              15450
11/30/1998                                                                 17047                              18539
1/31/1999                                                                  18772                              19864
1/31/2000                                                                  23215                              22895
1/31/2001                                                                  21059                              21494
1/31/2002                                                                  15236                              17007
1/31/2003                                                                  11420                              14052
1/31/2004                                                                  15347                              19005

---------------------------------------------------------
                GLOBAL EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               34.39%     34.04%     34.05%
   5-year               -3.95%        N/A        N/A
   10-year               4.38%        N/A        N/A
   Since Inception         N/A     -3.20%     25.40%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/92.
(1)The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

              The Global Equities Portfolio -- Class 1 returned 34.39% for the twelve-month period ended January 31, 2004, trailing the 39.49% return by the MSCI World Index.

              Global equity markets appreciated handsomely in the twelve-month period ended January 31, 2004, led primarily by the value, small cap, and lower quality sectors of the market. The strong advance by these sector groups, which are not the portfolio's investment focus, contributed largely to the portfolio's under-performance relative to the index.

              Stock selection detracted from portfolio performance, particularly in the Technology sector. From an international standpoint, stock selection in Europe and Japan also detracted from portfolio results for the reporting period. Positive contributors to portfolio performance during the period included Cendant, Capital One, BNP Paribas, Citigroup, Hoya, and Marvell Technology Group. Specific portfolio holdings that detracted from portfolio performance included Viacom, Southwest Airlines, Amgen, and Affiliated Computer.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              International Diversified Equities Portfolio -- Class 1

[INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO GRAPH]

                                                                 INTERNATIONAL DIVERSIFIED
                                                                 EQUITIES PORTFOLIO-CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
10/28/1994                                                                 10000                              10000
11/30/1994                                                                  9780                               9519
11/30/1995                                                                 10233                              10240
11/30/1996                                                                 11752                              11444
11/30/1997                                                                 12165                              11398
11/30/1998                                                                 14395                              13273
1/31/1999                                                                  14630                              13756
1/31/2000                                                                  16949                              16404
1/31/2001                                                                  14795                              15027
1/31/2002                                                                  10776                              11184
1/31/2003                                                                   7735                               9514
1/31/2004                                                                  10790                              13954

---------------------------------------------------------
      INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               39.76%     39.52%     39.29%
   5-year               -5.91%        N/A        N/A
   Since Inception       0.82%     -5.28%     22.27%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

              For the twelve-month reporting period ended January 31, 2004, the International Diversified Equities Portfolio -- Class 1 returned 39.76%, compared to a 46.67% return by the MSCI EAFE Index.

              The Portfolio began the reporting period defensively positioned with an overweight position in the Consumer Staples sector, and an underweight position in the Financial and Information Technology sectors. This positioning detracted from portfolio performance relative to the index as the equity markets began to rally in the second quarter of 2003. The portfolio's performance was, however, positively affected by its cyclical exposure to the Materials and Industrials sectors over the second half of the year.

              From a country perspective, the portfolio's allocation to Asia, specifically Hong Kong and Singapore, added to portfolio returns. In Europe, the portfolio's underweight position to Germany in the first half of the reporting period versus the index hurt performance, but this was somewhat offset by an underweight allocation to the United Kingdom.

              The graph represents past performance, which is not indicative of future results.

---------------------
    266

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Emerging Markets Portfolio -- Class 1

[EMERGING MARKETS PORTFOLIO PERFORMANCE GRAPH]

                                                                EMERGING MARKETS PORTFOLIO E        MSCI EMERGING MARKETS FREE
                                                                          CLASS 1                            INDEX(1)
                                                                ----------------------------        --------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                  8030                               7724
11/30/1998                                                                  6275                               5993
1/31/1999                                                                   6287                               5810
1/31/2000                                                                  11120                               9898
1/31/2001                                                                   8132                               7759
1/31/2002                                                                   7198                               6883
1/31/2003                                                                   6433                               6231
1/31/2004                                                                  10356                              10128

---------------------------------------------------------
               EMERGING MARKETS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               60.99%     60.50%     60.50%
   5-year               10.50%         NA         NA
   Since Inception       0.53%     16.98%     48.83%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Emerging Markets--Free Index measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

              For the twelve-month reporting period ended January 31, 2004, the Emerging Markets Portfolio -- Class 1 returned 60.99%, compared to a 62.54% return by the MSCI Emerging Markets Free Index.

              Country allocations were relatively positive and contributed to performance. However, less favorable country weightings in Turkey and Argentina offset allocations to strong performing countries Brazil and India and an underweight position in a weaker Malaysia. The portfolio benefited from good stock selection during the reporting period. Holdings in Financials (China Life Insurance Co, Ltd.) made the greatest positive contribution, followed by Consumer Cyclicals (Tata Motors), Basic Materials (MMC Norilsk Nickel), and Technology (ASE Test, Ltd.). Stock selection in Energy (Yukos Corp. ADR) and Communication Services (KT Corp. ADR, MTN Group and Brasil Telecom Participacoes SA ADR) detracted from performance.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              TEMPLETON INVESTMENT COUNSEL, LLC

              Foreign Value Portfolio -- Class 2

[Foreign Value Portfolio Graph]

                                                              FOREIGN VALUE PORTOLIO - CLASS 2         MSCI EAFE INDEX (1)
                                                              --------------------------------         -------------------
8/1/2002                                                                   10000                              10000
                                                                           10260                              10270
                                                                            8990                               9167
10/31/2002                                                                  9510                               9660
                                                                            9980                              10098
                                                                            9464                               9759
1/31/2003                                                                   9133                               9351
                                                                            8762                               9137
                                                                            8481                               8957
4/30/2003                                                                   9424                               9835
                                                                            9976                              10431
                                                                           10207                              10683
7/31/2003                                                                  10639                              10942
                                                                           10950                              11206
                                                                           11040                              11551
10/31/2003                                                                 11692                              12271
                                                                           11943                              12544
                                                                           12738                              13524
1/31/2004                                                                  13093                              13715

------------------------------------------------------
               FOREIGN VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
------------------------------------------------------
                               CLASS 2*   CLASS 3*
   1-year                       43.31%     43.18%
   Since Inception              19.66%     30.10%
------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

              The Foreign Value Portfolio -- Class 2 returned 43.31% for the twelve-month reporting period ended January 31, 2004. The benchmark MSCI EAFE Index returned 46.67% over the same period.

              The portfolio benefited from an overweight position in the Materials and Industrials sectors that traditionally have performed well during cyclical recoveries. Top individual security performances during the reporting period came from Deutsche Post (Germany) and Volvo AB (Sweden). The portfolio also benefited from its exposures to the Euro which was not hedged, and appreciated relative to the U.S. dollar.

              On the negative side, the portfolio's total returns from the Consumer Discretionary and Consumer Staples sectors were positive, but lagged stronger performances by these sectors in the index. And despite posting positive returns for the period, portfolio holdings like Sony Corp. (Japan) and Marks & Spencer Group (United Kingdom) were among the bottom contributors to the portfolio's return.

              The graph represents past performance, which is not indicative of future results.

---------------------
    268

                                                          ----------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

                                                          ----------------------


(AIG SUNAMERICA LOGO)

          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               R-1411-AR(R 3/04)

Item 2. Code of Ethics.

SunAmerica Series Trust (the "Trust") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph
(a)(2) of item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the Trust for the last two fiscal years for professional services rendered by the Trust's principal accountant were as follows:

                                2003           2004
     Audit Fees               $674,192       $711,942
     Audit-Related Fees       $      0       $308,860
     Tax Fees                 $133,750       $143,450
     All Other Fees           $      0       $      0

Audit Fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Trust's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) During its regularly scheduled meetings, The Trust's audit committee pre-approves all audit services provided by the Trust's principal accountant for the Trust and all non-audit services provided by the Trust's principal accountant for the Trust, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Trust, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Trust. The Audit Committee also pre-approves tax advice, provided that the cost of the advice is less than $10,000 per occurrence. All such tax advice will be communicated to the Audit Committee Chairman as soon as practicable and will be reported to the Audit Committee at the next scheduled meeting.

          The Chairman of the Trust's Audit Committee may consider, on the Audit Committee's behalf, any non-audit services that have not been pre-approved at their regularly scheduled meetings and either, at his discretion, pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, or refer such matter to the full Audit Committee for its consideration and action. The Chairman in approving a requested non-audit service shall present to the full Audit Committee such action for ratification not later than at the next scheduled Committee meeting.

     (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Trust's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Trust for 2004 and 2003 were $1,515,012 and $796,830, respectively.

(h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Trust's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of equity securities by Closed-End Management Investment Company and affiliated purchasers.

Not applicable.

Item 9. Submission of matters to a vote of security holders.

Not applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

       (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust


By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: April 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: April 8, 2004

By: /s/Donna M. Handel
    ------------------------
       Donna M. Handel
       Treasurer

Date: April 8, 2004